UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Consumer Discretionary (7.4%)
15,427	Aaron’s, Inc.	$369,477
900	Aisan Industry Company, Ltd.	6,461
8,650	Amazon.com, Inc.[a]	6,563,706
1,120	American Axle & Manufacturing Holdings, Inc.[a]	19,499
1,677	American Public Education, Inc.[a]	48,029
910	Armstrong Flooring, Inc.[a]	18,136
4,630	Ascena Retail Group, Inc.[a]	37,642
1,090	Ascent Capital Group, Inc.[a]	18,552
3,590	AutoZone, Inc.[a]	2,922,152
7,350	Barnes & Noble, Inc.	96,138
200	Bayerische Motoren Werke AG	14,496
2,180	Beazer Homes USA, Inc.[a]	20,906
9,250	Bed Bath & Beyond, Inc.	415,787
1,900	Berkeley Group Holdings plc	67,395
1,750	Best Buy Company, Inc.	58,800
1,000	Betsson AB	9,380
1,140	Big 5 Sporting Goods Corporation	12,038
990	BJ’s Restaurants, Inc.[a]	38,452
5,580	Bloomin’ Brands, Inc.	100,328
2,800	BorgWarner, Inc.	92,904
300	Brembo SPA	17,544
700	Bridgestone Corporation	24,242
27,856	Brunswick Corporation	1,382,215
200	Buffalo Wild Wings, Inc.[a]	33,592
808	Bunzl plc	25,280
16,560	Burlington Stores, Inc.[a]	1,267,006
8,170	Caleres, Inc.	215,034
4,730	Callaway Golf Company	50,611
2,000	Calsonic Kansei Corporation	15,386
8,760	Carter’s, Inc.	886,950
8,296	Cedar Fair, LP	491,123
6,470	Cheesecake Factory, Inc.	334,693
980	Chuy’s Holdings, Inc.[a]	33,046
21,260	Cinemark Holdings, Inc.	799,376
1,800	Cineworld Group plc	13,985
1,070	ClubCorp Holdings, Inc.	15,515
44,270	Comcast Corporation	2,977,157
500	Compass Group plc	9,499
27,510	Core-Mark Holding Company, Inc.	1,346,890
2,629	CSS Industries, Inc.	69,169
3,367	Culp, Inc.	96,061
200	Daimler AG	13,597
13,920	Dana Holding Corporation	189,869
6,000	Debenhams plc	4,453
10,158	Delphi Automotive plc	688,916
2,700	Denso Corporation	104,543
2,390	DeVry Education Group, Inc.	53,225
7,195	Discovery Communications, Inc., Class Aa	180,523
10,380	Dish DBS Corporation[a]	554,500
6,490	Dollar General Corporation	614,863
14,832	Dollar Tree, Inc.[a]	1,428,173
4,605	Domino’s Pizza, Inc.	678,317
31,220	Duluth Holdings, Inc.[a]	774,256
690	EchoStar Corporation[a]	26,876
1,700	EDION Corporation	14,189
2,400	Eutelsat Communications	47,729
5,145	Expedia, Inc.	600,164
4,920	Finish Line, Inc.	106,912
12,060	Ford Motor Company	152,680
2,400	Fuji Heavy Industries, Ltd.	91,692
3,710	General Motors Company	117,013
7,860	Gentex Corporation	138,886
19,047	G-III Apparel Group, Ltd.[a]	762,451
3,000	Gunze, Ltd.	8,623

Shares	Common Stock (50.0%)	Value

Consumer Discretionary (7.4%) - continued
1,200	Hakuhodo Dy Holdings, Inc.	$14,005
2,454	Harley-Davidson, Inc.	129,866
9,404	Harman International Industries, Inc.	777,147
3,582	Haverty Furniture Companies, Inc.	66,016
200	Hennes & Mauritz AB	6,040
22,530	Home Depot, Inc.	3,114,547
3,700	Honda Motor Company, Ltd.	100,225
19,660	Houghton Mifflin Harcourt Company[a]	333,237
3,400	Inchcape plc	30,316
300	InterContinental Hotels Group plc	11,994
5,160	Interpublic Group of Companies, Inc.	118,990
500	Intertek Group plc	23,988
3,210	Jack in the Box, Inc.	283,732
400	JB Hi-Fi, Ltd.	7,892
1,170	John Wiley and Sons, Inc.	67,509
26,782	Kate Spade & Company[a]	580,902
1,500	Kingfisher plc	6,661
100	Koito Manufacturing Company, Ltd.	4,938
200	KOMERI Company, Ltd.	4,501
4,964	L Brands, Inc.	366,840
23,247	Las Vegas Sands Corporation	1,177,461
6,260	La-Z-Boy, Inc.	189,177
3,900	Lear Corporation	442,455
16,930	Liberty Interactive Corporation[a]	453,893
206	Linamar Corporation	8,178
10,173	Lithia Motors, Inc.	877,828
18,110	LKQ Corporation[a]	622,803
3,190	Lowe’s Companies, Inc.	262,473
200	LVMH Moet Hennessy Louis Vuitton SE	34,249
900	Marks and Spencer Group plc	3,805
10,060	Masonite International Corporation[a]	702,490
400	Mazda Motor Corporation	5,850
16,792	MDC Partners, Inc.	214,266
1,860	Meredith Corporation	101,333
480	Murphy USA, Inc.[a]	36,787
2,031	New Media Investment Group, Inc.	35,867
28,880	Newell Brands, Inc.	1,515,045
5,190	News Corporation	67,314
21,250	NIKE, Inc.	1,179,375
1,000	NOK Corporation	19,015
400	Nokian Renkaat Oyj	14,870
27,629	Nord Anglia Education, Inc.[a]	601,483
74,216	Nutrisystem, Inc.	2,195,309
3,024	O’Reilly Automotive, Inc.[a]	878,865
21,704	Oxford Industries, Inc.	1,241,035
1,000	PanaHome Corporation	7,884
20,140	Papa John’s International, Inc.	1,489,353
48,143	Papa Murphy’s Holdings, Inc.[a]	337,001
17,700	Penn National Gaming, Inc.[a]	265,854
3,700	Persimmon plc	82,612
930	Priceline Group, Inc.[a]	1,256,253
10,194	PVH Corporation	1,030,206
3,157	Ralph Lauren Corporation	309,670
2,410	Rent-A-Center, Inc.	26,028
6,099	Restoration Hardware Holdings, Inc.[a]	187,910
1,540	Retailmenot, Inc.[a]	12,859
23,517	Ross Stores, Inc.	1,454,056
9,560	Royal Caribbean Cruises, Ltd.	692,526
2,670	Ruth’s Hospitality Group, Inc.	42,640
700	Saizeriya Company, Ltd.	15,618
3,380	Sally Beauty Holdings, Inc.[a]	99,135
5,790	Scripps Networks Interactive, Inc.	382,487
800	Sekisui House, Ltd.	13,329
4,690	Select Comfort Corporation[a]	111,903
900	SHOWA Corporation	5,205

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Consumer Discretionary (7.4%) - continued
1,750	Shutterfly, Inc.[a]	$93,083
4,140	Signet Jewelers, Ltd.	363,947
8,446	Skechers USA, Inc.[a]	202,873
500	Sky plc	6,089
270	Snap-On, Inc.	42,436
1,200	Sports Direct International plc[a]	4,596
2,438	Sportsman’s Warehouse Holdings, Inc.[a]	24,819
300	Stanley Electric Company, Ltd.	7,273
3,810	Staples, Inc.	35,395
2,400	Star Entertainment Group, Ltd.	10,840
27,850	Starbucks Corporation	1,616,692
4,504	Stein Mart, Inc.	38,734
2,400	Sumitomo Forestry Company, Ltd.	33,803
1,400	Sumitomo Rubber Industries, Ltd.	19,761
100	Swatch Group AG	5,105
1,940	Tailored Brands, Inc.	28,421
2,800	Tatts Group, Ltd.	8,788
349	Taylor Wimpey plc	714
6,550	Tempur-Pedic International, Inc.[a]	495,376
6,752	Tenneco, Inc.[a]	381,623
16,410	Time, Inc.	267,975
28,273	Toll Brothers, Inc.[a]	791,927
9,114	Tower International, Inc.	210,351
40,613	Tuesday Morning Corporation[a]	320,437
490	Tupperware Brands Corporation	30,713
1,809	Ulta Salon Cosmetics & Fragrance, Inc.[a]	472,529
4,158	Under Armour, Inc., Class Aa	164,075
4,187	Under Armour, Inc., Class Ca	149,476
500	USS Company, Ltd.	8,481
6,110	Vail Resorts, Inc.	874,158
100	Valora Holding AG	28,892
3,330	Vera Bradley, Inc.[a]	48,485
6,087	VF Corporation	380,011
1,570	Visteon Corporation	110,041
3,510	Vitamin Shoppe, Inc.[a]	102,703
2,000	Wacoal Holdings Corporation	21,861
2,100	WH Smith plc	42,511
300	Whitbread plc	15,319
20,140	Wingstop, Inc.	523,640
2,200	Wolters Kluwer NV	92,562
1,700	WPP plc	38,144
900	Yokohama Rubber Company, Ltd.	12,087
7,450	Yum! Brands, Inc.	666,179
17,728	Zoe’s Kitchen, Inc.[a]	630,053

	Total	64,563,181

Consumer Staples (2.1%)
200	AarhusKarlshamn AB	14,786
11,895	AdvancePierre Foods Holdings, Inc.[a]	284,528
7,380	Avon Products, Inc.	30,037
1,300	Axfood AB	23,361
5,200	Blue Buffalo Pet Products, Inc.[a]	133,536
637	British American Tobacco plc	40,656
3,630	Brown-Forman Corporation	356,430
9,380	Campbell Soup Company	584,093
9,558	Casey’s General Stores, Inc.	1,276,375
36,620	Coca-Cola Company	1,597,731
2,400	Coca-Cola HBC AG	49,619
22,860	CVS Health Corporation	2,119,579
10,060	Estee Lauder Companies, Inc.	934,574
29,560	Flowers Foods, Inc.	543,608
3,250	General Mills, Inc.	233,642
77	George Weston, Ltd.	6,839
15,767	Hain Celestial Group, Inc.[a]	832,340

Shares	Common Stock (50.0%)	Value

Consumer Staples (2.1%) - continued
500	Henkel AG & Company KGaA	$54,277
3,727	Imperial Brands plc	196,402
4,640	Ingredion, Inc.	618,234
500	Jeronimo Martins SGPS SA	8,374
500	Kao Corporation	26,927
380	Kellogg Company	31,430
200	Kesko Oyj	8,917
480	Kimberly-Clark Corporation	62,184
6,588	Koninklijke Ahold Delhaize NV	157,284
100	KOSE Corporation	9,209
1,300	Lancaster Colony Corporation	168,948
1,250	McCormick & Company, Inc.	127,812
4,110	Molson Coors Brewing Company	419,878
7,499	Monster Beverage Corporation[a]	1,204,564
700	Nestle SA	56,093
1,000	Nippon Meat Packers, Inc.	24,318
4,200	PepsiCo, Inc.	457,464
853	Philip Morris International, Inc.	85,522
17,270	Pinnacle Foods, Inc.	867,127
156	Premium Brands Holdings Corporation	6,730
6,550	Procter & Gamble Company	560,614
6,082	SpartanNash Company	191,583
600	Suedzucker AG	15,014
200	Sugi Holdings Company, Ltd.	10,020
1,800	Swedish Match AB	65,664
11,881	United Natural Foods, Inc.[a]	593,812
270	Universal Corporation	16,014
54,610	WhiteWave Foods Company[a]	3,030,309
1,121	Woolworths, Ltd.	19,977

	Total	18,156,435

Energy (6.8%)
14,096	Archrock, Inc.	125,595
5,989	Atwood Oceanics, Inc.	63,962
69,280	Baker Hughes, Inc.	3,313,662
1,764	Baytex Energy Corporation	8,282
43,838	BP plc	248,020
3,464	Bristow Group, Inc.	37,446
1,450	California Resources Corporation	14,877
98,371	Callon Petroleum Company[a]	1,120,446
500	Caltex Australia, Ltd.	12,644
78,646	Canadian Natural Resources, Ltd.	2,377,469
49,208	Chevron Corporation	5,042,836
10,105	Cimarex Energy Company	1,212,802
1,242	Clayton Williams Energy, Inc.[a]	46,836
11,450	Clean Energy Fuels Corporation[a]	34,235
254,869	Cobalt International Energy, Inc.[a]	379,755
22,136	Concho Resources, Inc.[a]	2,749,291
30,100	Continental Resources, Inc.[a]	1,325,905
6,580	Delek US Holdings, Inc.	82,382
4,420	Devon Energy Corporation	169,198
4,520	Diamond Offshore Drilling, Inc.	102,694
11,233	Diamondback Energy, Inc.[a]	986,145
23,486	Ensco plc	215,367
39,902	EOG Resources, Inc.	3,259,993
7,740	EP Energy Corporation[a]	32,276
50,793	EQT Corporation	3,700,778
26,780	Exxon Mobil Corporation	2,382,081
7,330	FMC Technologies, Inc.[a]	186,035
4,120	Green Plains, Inc.	93,442
3,560	Gulfport Energy Corporation[a]	103,560
27,650	Halliburton Company	1,207,199
7,173	Helmerich & Payne, Inc.	444,511
7,332	HollyFrontier Corporation	186,379
5,570	Hornbeck Offshore Services, Inc.[a]	44,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Energy (6.8%) - continued
3,300	Kinder Morgan, Inc.	$67,089
151,742	Marathon Oil Corporation	2,069,761
91,138	Marathon Petroleum Corporation	3,589,926
1,320	Matador Resources Company[a]	27,839
30,300	Nabors Industries, Ltd.	272,700
3,460	National Oilwell Varco, Inc.	111,931
1,430	Noble Energy, Inc.	51,080
9,899	Oasis Petroleum, Inc.[a]	75,232
3,340	Oceaneering International, Inc.	93,119
4,870	Oil States International, Inc.[a]	150,580
2,022	OMV AG	54,009
61,404	Parsley Energy, Inc.[a]	1,750,628
57,721	Patterson-UTI Energy, Inc.	1,119,210
9,773	Pioneer Energy Services Corporation[a]	30,785
4,380	Pioneer Natural Resources Company	712,057
1,460	QEP Resources, Inc.	26,572
60,631	Rowan Companies plc	924,016
1,734	Royal Dutch Shell plc	45,169
43,554	Royal Dutch Shell plc ADR	2,255,662
4,100	Royal Dutch Shell plc, Class B	109,055
30,095	RPC, Inc.[a]	436,077
4,200	RSP Permian, Inc.[a]	150,990
57,005	Schlumberger, Ltd.	4,590,043
2,310	SemGroup Corporation	66,898
700	SM Energy Company	18,991
1,201	Statoil ASA	19,093
127,009	Suncor Energy, Inc. ADR	3,417,812
1,490	Superior Energy Services, Inc.	23,795
380	Targa Resources Corporation	14,159
4,410	Teekay Corporation	27,342
13,107	Teekay Tankers, Ltd.	38,666
4,523	Tesco Corporation	29,897
480	Tesoro Corporation	36,552
11,160	TETRA Technologies, Inc.[a]	67,072
1,692	Total SA	81,375
27,169	U.S. Silica Holdings, Inc.	936,515
261,927	Weatherford International plc[a]	1,487,745
1,115	World Fuel Services Corporation	53,074
326,220	WPX Energy, Inc.[a]	3,258,938

	Total	59,602,006

Financials (6.4%)
760	Acadia Realty Trust	28,622
9,268	Affiliated Managers Group, Inc.[a]	1,360,357
1,700	Allianz SE	243,585
10,870	Allied World Assurance Company Holdings AG	445,561
9,360	American Assets Trust, Inc.	429,437
4,130	American Campus Communities, Inc.	223,309
2,830	American Capital Mortgage Investment Corporation	46,299
3,170	American Financial Group, Inc.	231,727
900	American International Group, Inc.	48,996
26,225	Ameris Bancorp	869,621
2,710	AMERISAFE, Inc.	158,616
14,320	Anworth Mortgage Asset Corporation	70,454
7,800	Apple Hospitality REIT, Inc.	158,886
10,378	Argo Group International Holdings, Ltd.	538,514
7,110	Aspen Insurance Holdings, Ltd.	326,776
1,330	Associated Banc-Corp	24,738
43,460	Assured Guaranty, Ltd.	1,164,293
3,800	Australia & New Zealand Banking Group, Ltd.	74,763
6,500	Banco Santander SA	27,594
9,570	BancorpSouth, Inc.	227,957

Shares	Common Stock (50.0%)	Value

Financials (6.4%) - continued
85,080	Bank of America Corporation	$1,232,809
6,400	Bank of East Asia, Ltd.	26,494
897	Bank of Montreal	57,503
9,750	Bank of New York Mellon Corporation	384,150
3,073	Bank of Nova Scotia	156,068
2,171	Bank of Queensland, Ltd.	17,466
20,017	Bank of the Ozarks, Inc.	720,412
1,680	BankFinancial Corporation	20,496
24,900	BB&T Corporation	918,063
26,691	BBCN Bancorp, Inc.	410,241
2,250	Blackstone Group, LP	60,390
16,980	Boston Private Financial Holdings, Inc.	205,798
3,949	Brixmor Property Group, Inc.	112,152
6,880	Brookline Bancorp, Inc.	78,363
8,470	Brown & Brown, Inc.	310,510
4,060	Camden Property Trust	363,735
90	Canadian Imperial Bank of Commerce	6,837
328	Canadian Western Bank	6,336
850	Capital One Financial Corporation	57,018
6,900	CapitaMall Trust	11,056
3,140	Cathay General Bancorp	94,137
42,930	CBL & Associates Properties, Inc.	527,610
7,560	CBRE Group, Inc.[a]	215,082
14,377	Cedar Realty Trust, Inc.	115,591
7,280	Central Pacific Financial Corporation	178,578
4,910	Charles Schwab Corporation	139,542
6,340	Chatham Lodging Trust	152,033
2,000	Chiba Bank, Ltd.	9,560
490	Chubb, Ltd.	61,377
4,070	Citigroup, Inc.	178,307
2,020	Clifton Bancorp, Inc.	30,260
1,530	CNO Financial Group, Inc.	26,576
2,100	CNP Assurances	32,085
34,864	CoBiz Financial, Inc.	430,570
3,485	Columbia Banking System, Inc.	105,665
730	Columbia Property Trust, Inc.	17,739
4,530	Comerica, Inc.	204,937
17,620	Corporate Office Properties Trust	527,895
13,010	CYS Investments, Inc.	116,440
400	Danske Bank AS	10,878
7,230	DCT Industrial Trust, Inc.	363,091
41,690	DDR Corporation	822,961
900	Derwent London plc	33,849
9,800	DEXUS Property Group	72,781
4,490	Digital Realty Trust, Inc.	469,025
6,627	Direct Line Insurance Group plc	30,664
1,947	Douglas Emmett, Inc.	74,064
25,250	Duke Realty Corporation	726,948
34,200	E*TRADE Financial Corporation[a]	857,736
15,119	East West Bancorp, Inc.	517,372
400	EastGroup Properties, Inc.	29,448
420	Eaton Vance Corporation	15,880
7,110	Empire State Realty Trust, Inc.	149,239
3,963	Employers Holdings, Inc.	113,025
3,080	Endurance Specialty Holdings, Ltd.	208,300
2,240	Enova International, Inc.[a]	20,362
4,840	Equity One, Inc.	161,027
2,300	Erste Group Bank AG	60,954
24,156	Essent Group, Ltd.[a]	578,778
12,915	Evercore Partners, Inc.	654,403
700	EXOR SPA	27,315
3,590	F.N.B. Corporation	42,901
37,190	Fifth Third Bancorp	705,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Financials (6.4%) - continued
10,375	First Commonwealth Financial Corporation	$100,119
2,460	First Financial Bancorp	52,423
850	First Financial Corporation	32,555
850	First Merchants Corporation	22,270
14,240	First Midwest Bancorp, Inc.	265,861
1,300	First NBC Bank Holding Company[a]	24,739
5,531	First Potomac Realty Trust	55,918
25,384	First Republic Bank	1,819,271
9,500	FlexiGroup, Ltd.	14,472
3,740	Franklin Street Properties Corporation	47,947
6,200	Frasers Centrepoint Trust	9,896
14,000	Fukuoka Financial Group, Inc.	53,489
11,410	Genworth Financial, Inc.[a]	32,633
523	Genworth MI Canada, Inc.	13,968
250	Getty Realty Corporation	5,680
4,504	Glacier Bancorp, Inc.	124,220
6,760	Goldman Sachs Group, Inc.	1,073,556
1,700	Great Portland Estates plc	15,369
14,590	Great Western Bancorp, Inc.	483,950
7,452	Green Bancorp, Inc.[a]	72,881
3,530	Greenhill & Company, Inc.	70,000
3,231	H&R Real Estate Investment Trust	57,535
900	Hamborner REIT AG	10,651
6,150	Hancock Holding Company	178,289
1,800	Hang Seng Bank, Ltd.	32,223
54,035	Hanmi Financial Corporation	1,324,938
800	Hannover Rueckversicherung SE	81,828
3,510	Hanover Insurance Group, Inc.	289,013
2,930	Hartford Financial Services Group, Inc.	116,760
540	Healthcare Trust of America, Inc.	18,387
11,500	Henderson Group plc	35,139
1,100	Henderson Land Development Company, Ltd.	6,566
680	Hersha Hospitality Trust	12,852
2,500	HFF, Inc.	70,525
1,720	Highwoods Properties, Inc.	95,838
300	Hitachi Capital Corporation	5,479
7,644	Home BancShares, Inc.	159,530
930	Hometrust Bancshares, Inc.[a]	17,093
16,197	Horace Mann Educators Corporation	553,613
1,720	Hospitality Properties Trust	54,885
34,778	Host Hotels & Resorts, Inc.	616,962
15,077	Houlihan Lokey, Inc.	345,716
3,630	Hudson Pacific Properties, Inc.	122,730
1,900	Hufvudstaden AB	31,731
78,480	Huntington Bancshares, Inc.	745,560
12,000	Hysan Development Company, Ltd.	55,338
1,848	Infinity Property & Casualty Corporation	151,610
2,960	InfraREIT, Inc.	52,274
468	Intact Financial Corporation	33,547
4,698	Intercontinental Exchange, Inc.	1,241,212
2,520	Invesco, Ltd.	73,534
9,100	Investec plc	54,166
25,730	Investors Bancorp, Inc.	292,293
3,061	J.P. Morgan Chase & Company	195,812
46,094	Janus Capital Group, Inc.	696,019
960	Jones Lang LaSalle, Inc.	105,091
95,890	KeyCorp	1,121,913
10,982	Kinsale Capital Group, Inc.[a]	200,641
12,600	LaSalle Hotel Properties	347,130
530	Lazard, Ltd.	18,942
530	Legg Mason, Inc.	18,094

Shares	Common Stock (50.0%)	Value

Financials (6.4%) - continued
23,150	Liberty Property Trust	$957,947
2,337	Lincoln National Corporation	102,057
2,500	Link REIT	18,678
1,680	LPL Financial Holdings, Inc.	45,276
5,570	M&T Bank Corporation	638,099
1,400	Macquarie Group, Ltd.	79,264
100	Markel Corporation[a]	94,875
280	Mercury General Corporation	15,504
2,210	MetLife, Inc.	94,455
2,500	Mid-America Apartment Communities, Inc.	265,050
7,100	Mitsui & Company, Ltd.	83,183
29,600	Mizuho Financial Group, Inc.	47,488
2,870	Morgan Stanley	82,455
500	MS and AD Insurance Group Holdings, Inc.	14,406
7,930	MSCI, Inc.	682,297
1,500	National Australia Bank, Ltd.	30,324
1,761	National Bank of Canada	60,303
2,940	National Storage Affiliates Trust	62,828
560	Navigators Group, Inc.	52,455
42,544	New World Development Company, Ltd.	49,581
2,220	NMI Holdings, Inc.[a]	13,942
490	Northern Trust Corporation	33,119
4,320	NorthStar Realty Europe Corporation	39,960
2,500	Old Mutual plc	6,957
640	Outfront Media, Inc.	14,893
29,892	PacWest Bancorp	1,236,034
940	Paramount Group, Inc.	16,572
14,600	Parkway Properties, Inc.	253,602
15,215	Pebblebrook Hotel Trust	451,125
11,700	Physicians Realty Trust	254,124
360	Piper Jaffray Companies[a]	14,882
2,010	Popular, Inc.	67,717
7,839	Post Properties, Inc.	498,482
687	Potlatch Corporation	26,278
529	Power Corporation of Canada	11,523
15,440	Primerica, Inc.	795,314
4,390	Principal Financial Group, Inc.	204,706
7,150	Provident Financial Services, Inc.	144,073
1,670	Ramco-Gershenson Properties Trust	33,133
16,945	Raymond James Financial, Inc.	930,280
2,420	RE/MAX Holdings, Inc.	104,834
1,250	Realogy Holdings Corporation[a]	38,738
11,984	Renasant Corporation	386,124
9,280	Retail Properties of America, Inc.	163,606
314	Safety Insurance Group, Inc.	20,002
3,717	Sandy Spring Bancorp, Inc.	110,915
827	Schroders plc	28,663
1,270	Selective Insurance Group, Inc.	49,733
2,010	Senior Housing Property Trust	44,642
3,710	Silver Bay Realty Trust Corporation REIT	66,854
180,847	SLM Corporation[a]	1,300,290
5,040	Sovran Self Storage, Inc.	515,945
36,801	Stifel Financial Corporation[a]	1,300,915
16,800	Stockland	64,473
13,256	Summit Hotel Properties, Inc.	187,970
7,070	SunTrust Banks, Inc.	298,990
13,109	SVB Financial Group[a]	1,316,406
1,200	Swiss Re AG	100,592
3,050	Synchrony Financial[a]	85,034
24,910	Synovus Financial Corporation	758,260
3,900	T&D Holdings, Inc.	39,772
300	Talanx AG	9,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Financials (6.4%) - continued
25,100	Talmer Bancorp, Inc.	$527,602
17,680	TCF Financial Corporation	240,271
27,101	TD Ameritrade Holding Corporation	822,786
21,260	Terreno Realty Corporation	592,091
920	Territorial Bancorp, Inc.	24,748
3,460	Tier REIT, Inc.	60,308
200	Tokio Marine Holdings, Inc.	7,741
563	Toronto-Dominion Bank	24,531
2,190	TriCo Bancshares	56,984
4,170	TrustCo Bank Corporation	27,647
2,050	U.S. Bancorp	86,448
1,290	Union Bankshares Corporation	34,624
14,830	United Community Banks, Inc.	285,329
6,360	United Financial Bancorp, Inc.	83,634
4,400	United Overseas Bank, Ltd.	60,374
880	Unum Group	29,401
1,330	Urstadt Biddle Properties, Inc.	32,851
2,000	Voya Financial, Inc.	51,260
400	Webster Financial Corporation	14,384
2,860	Wells Fargo & Company	137,194
10,880	Western Alliance Bancorp[a]	370,246
1,000	Wharf Holdings, Ltd.	6,911
1,000	Wheelock and Company, Ltd.	5,362
10,600	Wing Tai Holdings, Ltd.	13,774
1,120	Wintrust Financial Corporation	59,136
3,540	WisdomTree Investments, Inc.	35,188
650	WP Carey, Inc.	47,223
1,236	WSFS Financial Corporation	43,495
5,230	Yadkin Financial Corporation	131,744
43,098	Zions Bancorporation	1,201,572

	Total	56,429,410

Health Care (6.9%)
38,382	Abbott Laboratories	1,717,594
1,430	AbbVie, Inc.	94,709
11,109	ABIOMED, Inc.[a]	1,310,529
19,160	Acadia Healthcare Company, Inc.[a]	1,082,540
460	Acceleron Pharma, Inc.[a]	15,603
1,040	Aceto Corporation	26,738
100	Actelion, Ltd.	17,713
2,610	Advaxis, Inc.[a]	21,767
5,650	Aetna, Inc.	650,936
36,129	Akorn, Inc.[a]	1,236,696
3,020	Albany Molecular Research, Inc.[a]	43,609
15,680	Alexion Pharmaceuticals, Inc.[a]	2,016,448
10,978	Align Technology, Inc.[a]	978,689
12,699	Allergan plc[a]	3,212,212
6,840	AmerisourceBergen Corporation	582,700
600	Amgen, Inc.	103,218
1,310	AmSurg Corporation[a]	98,263
5,893	Analogic Corporation	495,130
500	Astellas Pharmaceutical, Inc.	8,331
8,565	Asterias Biotherapeutics, Inc.[a]	25,609
232	Atrion Corporation	110,618
8,195	BioMarin Pharmaceutical, Inc.[a]	814,747
360	Bio-Rad Laboratories, Inc.[a]	52,232
3,270	Boston Scientific Corporationa	79,396
2,740	Bristol-Myers Squibb Company	204,979
3,456	C.R. Bard, Inc.	773,211
1,200	Cardinal Health, Inc.	100,320
22,433	Cardiovascular Systems, Inc.[a]	439,911
22,420	Celgene Corporation[a]	2,515,300
14,392	Centene Corporation[a]	1,015,356
370	Computer Programs and Systems, Inc.	14,667
1,500	CONMED Corporation	60,960

Shares	Common Stock (50.0%)	Value

Health Care (6.9%) - continued
7,310	Cooper Companies, Inc.	$1,333,856
1,190	Cross Country Healthcare, Inc.[a]	17,398
600	CSL, Ltd.	53,805
17,310	Dentsply Sirona, Inc.	1,108,532
43,716	Depomed, Inc.[a]	829,293
4,990	Dexcom, Inc.[a]	460,228
15,200	Edwards Lifesciences Corporation[a]	1,740,704
560	Emergent Biosolutions, Inc.[a]	18,698
9,306	Ensign Group, Inc.	200,079
26,670	Envision Healthcare Holdings, Inc.[a]	655,815
1,314	Essilor International SA	168,308
1,100	Express Scripts Holding Company[a]	83,677
100	Gerresheimer AG	8,585
39,921	Gilead Sciences, Inc.	3,172,522
1,060	Global Blood Therapeutics, Inc.[a]	18,953
1,880	Globus Medical, Inc.[a]	43,146
480	Halyard Health, Inc.[a]	16,603
7,010	HCA Holdings, Inc.[a]	540,681
19,630	HealthEquity, Inc.[a]	579,478
4,730	HealthSouth Corporation	203,626
2,110	Healthways, Inc.[a]	35,532
4,900	Heska Corporation[a]	208,495
1,100	Hikma Pharmaceuticals plc	38,303
3,200	Hill-Rom Holdings, Inc.	170,976
17,530	Hologic, Inc.[a]	674,730
650	ICON plc[a]	50,485
14,715	Impax Laboratories, Inc.[a]	462,345
20,734	Inogen, Inc.[a]	1,114,245
38,872	Intersect ENT, Inc.[a]	615,732
5,400	Intra-Cellular Therapies, Inc.[a]	220,320
18,701	Ironwood Pharmaceuticals, Inc.[a]	264,245
12,170	Kindred Healthcare, Inc.	149,204
200	Lonza Group AG	37,664
2,600	Magellan Health Services, Inc.[a]	178,022
10,286	Medtronic plc	901,362
3,570	Merck & Company, Inc.	209,416
500	Merck KGaA	55,218
2,010	Mettler-Toledo International, Inc.[a]	826,532
16,498	Mylan NVa	771,941
1,610	Myriad Genetics, Inc.[a]	49,878
1,698	National Healthcare Corporation	109,691
490	Natural Health Trends Corporation	16,459
580	Neogen Corporation[a]	31,987
13,955	Neurocrine Biosciences, Inc.[a]	700,960
14,200	Nevro Corporation[a]	1,174,340
1,900	Novartis AG	157,592
1,800	Novo Nordisk AS	102,359
36,536	NuVasive, Inc.[a]	2,272,539
18,860	Omnicell, Inc.[a]	729,505
19,680	OraSure Technologies, Inc.[a]	134,218
2,770	Orthofix International NVa	131,298
4,980	PDL BioPharma, Inc.	17,530
16,760	PerkinElmer, Inc.	953,979
9,938	Perrigo Company plc	908,234
42,160	Pfizer, Inc.	1,555,282
5,090	PharMerica Corporation[a]	135,190
3,500	Prothena Corporation plc[a]	192,675
860	Puma Biotechnology, Inc.[a]	42,905
1,220	Quintiles Transnational Holdings, Inc.[a]	94,721
130	Regeneron Pharmaceuticals, Inc.[a]	55,266
1,500	Roche Holding AG ADR	48,135
200	Roche Holding AG-Genusschein	51,054
1,600	Sanofi	136,278
26,778	Team Health Holdings, Inc.[a]	1,093,614
17,709	Teleflex, Inc.	3,193,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Health Care (6.9%) - continued
3,415	Triple-S Management Corporation[a]	$84,863
9,300	UnitedHealth Group, Inc.	1,331,760
12,914	Universal Health Services, Inc.	1,672,750
1,770	VCA Antech, Inc.[a]	126,272
28,645	Veeva Systems, Inc.[a]	1,088,224
22,345	Vertex Pharmaceuticals, Inc.[a]	2,167,465
3,720	Waters Corporation[a]	591,220
390	Wellcare Health Plans, Inc.[a]	41,652
6,590	West Pharmaceutical Services, Inc.	529,045
13,770	Wright Medical Group NVa	301,976
840	Zimmer Biomet Holdings, Inc.	110,158
2,850	Ziopharm Oncology, Inc.[a]	13,851
11,410	Zoetis, Inc.	575,863

	Total	60,883,383

Industrials (6.0%)
11,783	3M Company	2,101,616
1,600	ABB, Ltd.	33,987
5,090	ABM Industries, Inc.	189,399
10,300	Actuant Corporation	244,625
500	Adecco SA	27,443
880	AECOM[a]	31,231
4,524	Aegion Corporation[a]	92,832
1,000	AerCap Holdings NVa	36,510
1,520	Aerovironment, Inc.[a]	43,092
6,450	AGCO Corporation	310,632
900	Aida Engineering, Ltd.	7,494
6,800	Air New Zealand, Ltd.	10,832
2,150	Allison Transmission Holdings, Inc.	61,963
900	Amada Holdings Company, Ltd.	9,808
200	Andritz AG	10,197
7,050	Ardmore Shipping Corporation	49,562
5,000	Asahi Glass Company, Ltd.	28,724
1,784	Astec Industries, Inc.	107,540
300	Atlas Copco Aktiebolag	8,422
10,770	AZZ, Inc.	668,602
9,204	B/E Aerospace, Inc.	440,273
700	Babcock International Group plc	8,978
6,080	Barnes Group, Inc.	230,614
400	Berendsen plc	6,755
4,810	Boeing Company	642,905
1,320	Brady Corporation	42,425
32,640	BWX Technologies, Inc.	1,201,478
8,110	Carlisle Companies, Inc.	837,682
4,560	Caterpillar, Inc.	377,386
4,000	Cathay Pacific Airways, Ltd.	6,505
1,340	CBIZ, Inc.[a]	14,485
2,120	CEB, Inc.	127,285
1,855	CIRCOR International, Inc.	105,624
17,288	CLARCOR, Inc.	1,076,351
5,450	Colfax Corporation[a]	160,012
4,029	Comfort Systems USA, Inc.	122,401
3,240	Commercial Vehicle Group, Inc.[a]	13,414
500	Compagnie de Saint-Gobain	21,226
8,420	Copart, Inc.[a]	424,705
2,231	CSX Corporation	63,204
1,710	Cummins, Inc.	209,937
6,480	Curtiss-Wright Corporation	576,655
1,000	Dai Nippon Printing Company, Ltd.	11,165
3,840	Danaher Corporation	312,730
800	Dart Group plc	5,135
47,730	Delta Air Lines, Inc.	1,849,537
670	Deluxe Corporation	45,285
800	Deutsche Post AG	23,875
200	DSV AS	8,906
800	East Japan Railway Company	73,384

Shares	Common Stock (50.0%)	Value

Industrials (6.0%) - continued
16,729	EMCOR Group, Inc.	$931,805
2,650	Emerson Electric Company	148,135
6,130	EnerSys	382,205
5,050	Equifax, Inc.	668,923
3,095	ESCO Technologies, Inc.	131,073
9,080	Federal Signal Corporation	119,402
560	Flowserve Corporation	26,796
100	Flughafen Zuerich AG	18,746
1,920	Fortive Corporation[a]	92,563
24,710	Fortune Brands Home and Security, Inc.	1,563,402
2,563	Franklin Electric Company, Inc.	99,239
300	Fraport AG Frankfurt Airport Services Worldwide	16,407
2,000	Fuji Electric Company, Ltd.	8,827
1,357	G & K Services, Inc.	108,845
2,000	GasLog, Ltd.	26,740
3,860	Gener8 Maritime, Inc.[a]	20,535
9,710	General Dynamics Corporation	1,426,302
1,920	Genesee & Wyoming, Inc.[a]	124,320
3,878	Gibraltar Industries, Inc.[a]	136,816
27,770	Granite Construction, Inc.	1,382,391
670	Greenbrier Companies, Inc.	21,996
8,232	H&E Equipment Services, Inc.	153,280
1,150	Hackett Group, Inc.	15,399
200	Hankyu Hanshin Holdings, Inc.	7,441
9,500	Harsco Corporation	93,005
21,832	Healthcare Services Group, Inc.	847,300
12,443	Heico Corporation	864,913
3,530	Herman Miller, Inc.	115,678
4,290	Hexcel Corporation	185,199
400	Hitachi Transport System, Ltd.	7,798
4,046	HNI Corporation	210,918
100	Hochtief AG	13,114
808	Honeywell International, Inc.	93,995
913	Hub Group, Inc.[a]	37,378
2,540	Hubbell, Inc.	273,888
3,910	Huntington Ingalls Industries, Inc.	674,788
10,178	Huron Consulting Group, Inc.[a]	625,642
830	Illinois Tool Works, Inc.	95,782
600	Inaba Denki Sangyo Company, Ltd.	21,728
12,170	Ingersoll-Rand plc	806,384
3,060	Insperity, Inc.	240,179
1,010	Insteel Industries, Inc.	35,138
820	Interface, Inc.	14,645
1,400	Intrum Justitia AB	44,947
10,300	ITOCHU Corporation	116,780
1,920	ITT Corporation	60,883
300	Jardine Matheson Holdings, Ltd.	17,790
6,249	JB Hunt Transport Services, Inc.	519,479
1,000	Kamigumi Company, Ltd.	8,999
3,430	KAR Auction Services, Inc.	146,701
19,060	Kennametal, Inc.	473,832
4,035	Kforce, Inc.	72,065
9,140	Kirby Corporation[a]	498,039
2,700	KITZ Corporation	14,459
730	Knoll, Inc.	18,432
2,700	KONE Oyj	136,807
629	Koninklijke Boskalis Westminster NV	23,118
13,430	Korn/Ferry International	309,024
100	Kuehne & Nagel International AG	14,027
400	Kurita Water Industries, Ltd.	8,866
12,450	Lincoln Electric Holdings, Inc.	772,647
5,745	Manpower, Inc.	398,703
1,700	Marubeni Corporation	7,903
16,900	Masco Corporation	616,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Industrials (6.0%) - continued
3,900	Meggitt plc	$22,589
11,740	Meritor, Inc.[a]	98,381
9,591	Middleby Corporation[a]	1,154,565
1,100	MIRAIT Holdings Corporation	11,715
1,000	Mitsuboshi Belting, Ltd.	8,426
800	Moog, Inc.[a]	44,056
10,494	MSA Safety, Inc.	586,405
880	Mueller Industries, Inc.	29,955
6,752	Navigant Consulting, Inc.[a]	133,082
7,843	Nielsen Holdings plc	422,424
1,100	Nikkon Holdings Company, Ltd.	21,960
1,000	Nippon Express Company, Ltd.	5,044
1,900	Nitto Kogyo Corporation	26,019
1,622	Nordson Corporation	143,206
600	Norfolk Southern Corporation	53,868
2,360	Northrop Grumman Corporation	511,247
5,326	Old Dominion Freight Line, Inc.[a]	371,009
23,367	On Assignment, Inc.[a]	863,411
27,172	Oshkosh Corporation	1,496,905
470	Owens Corning, Inc.	24,868
450	Parker Hannifin Corporation	51,385
15,130	Pentair, Ltd.	965,597
38,084	PGT, Inc.[a]	457,008
15,875	Proto Labs, Inc.[a]	873,760
1,230	Quanex Building Products Corporation	24,588
400	Randstad Holding NV	17,208
25,780	Raven Industries, Inc.	535,193
3,190	Raytheon Company	445,101
5,950	Resources Connection, Inc.	88,655
1,250	Rexnord Corporation[a]	26,612
105	Rieter Holding AG	22,125
4,918	Ritchie Brothers Auctioneers, Inc.	163,278
300	Rockwell Automation, Inc.	34,320
9,580	Rockwell Collins, Inc.	810,660
4,267	Roper Industries, Inc.	726,926
800	Ryder System, Inc.	52,720
13,504	Saia, Inc.[a]	390,131
1,600	Sanwa Holdings Corporation	16,636
200	Schindler Holding AG	38,347
500	Siemens AG	54,273
300	Skanska AB	6,378
930	SkyWest, Inc.	26,756
50,610	Southwest Airlines Company	1,873,076
2,430	SPX FLOW, Inc.[a]	66,290
11,234	Tennant Company	719,875
2,100	Tetra Tech, Inc.	69,153
2,776	Textron, Inc.	108,264
1,760	Toro Company	161,832
200	TOTO, Ltd.	8,571
22,410	TransUnion[a]	733,255
540	TrueBlue, Inc.[a]	12,058
3,279	Tyco International plc	149,424
680	UniFirst Corporation	79,478
14,240	Union Pacific Corporation	1,325,032
6,050	United Continental Holdings, Inc.[a]	283,684
1,000	United Parcel Service, Inc.	108,100
6,701	United Rentals, Inc.[a]	533,869
1,309	Universal Forest Products, Inc.	141,529
2,896	Universal Truckload Services, Inc.	43,295
5,270	WABCO Holdings, Inc.[a]	528,423
1,010	Wabtec Corporation	69,185
14,015	WageWorks, Inc.[a]	866,267
23,445	Waste Connections, Inc.	1,746,184
2,668	Watsco, Inc.	384,299
412	WSP Global, Inc.	12,351

Shares	Common Stock (50.0%)	Value

Industrials (6.0%) - continued
17,750	Xylem, Inc.	$848,627
1,920	YRC Worldwide, Inc.[a]	22,790
400	Yuasa Trading Company, Ltd.	8,784

	Total	53,044,388

Information Technology (10.7%)
720	Advanced Energy Industries, Inc.[a]	29,318
33,989	Agilent Technologies, Inc.	1,635,211
13,412	Akamai Technologies, Inc.[a]	677,708
3,720	Alliance Data Systems Corporation[a]	861,626
5,740	Alphabet, Inc., Class Aa	4,542,292
3,771	Alphabet, Inc., Class Ca	2,899,107
16,222	Ambarella, Inc.[a]	940,552
9,080	Amkor Technology, Inc.[a]	57,113
24,341	Amphenol Corporation	1,448,776
590	Analog Devices, Inc.	37,660
1,893	ANSYS, Inc.[a]	169,158
35,889	Apple, Inc.	3,739,993
39,304	Applied Materials, Inc.	1,033,302
27,082	Arista Networks, Inc.[a]	1,930,134
4,580	ARRIS International plc[a]	124,759
15,440	Aspen Technology, Inc.[a]	646,782
182	AtoS	17,841
3,030	AVX Corporation	41,390
2,090	Bankrate, Inc.[a]	16,657
2,265	Belden, Inc.	165,821
8,890	Blackhawk Network Holdings, Inc.[a]	309,283
45,290	Booz Allen Hamilton Holding Corporation	1,398,555
700	Broadcom, Ltd.	113,386
8,670	Broadridge Financial Solutions, Inc.	586,786
6,725	Brocade Communications Systems, Inc.	62,542
8,626	Brooks Automation, Inc.	108,084
6,190	CA, Inc.	214,483
1,950	Cabot Microelectronics Corporation	102,609
6,474	CACI International, Inc.[a]	617,166
1,000	Canon, Inc.	28,380
16,238	Cavium, Inc.[a]	757,827
2,810	CDK Global, Inc.	162,390
1,280	Check Point Software Technologies, Ltd.[a]	98,406
23,067	Ciena Corporation[a]	442,656
5,300	Cirrus Logic, Inc.[a]	257,527
52,900	Cisco Systems, Inc.	1,615,037
830	Citrix Systems, Inc.[a]	73,978
15,566	Cognex Corporation	703,116
6,350	Cognizant Technology Solutions Corporation[a]	365,062
1,560	Coherent, Inc.[a]	165,438
16,460	CommVault Systems, Inc.[a]	851,640
540	comScore, Inc.[a]	14,013
2,800	Comtech Telecommunications Corporation	36,596
6,500	Convergys Corporation	173,225
12,100	CoreLogic, Inc.[a]	487,388
8,120	Corning, Inc.	180,426
35,238	Criteo SA ADR[a]	1,557,167
1,550	CTS Corporation	29,620
11,387	DST Systems, Inc.	1,404,359
2,470	EarthLink Holdings Corporation	16,747
15,150	eBay, Inc.[a]	472,074
2,650	EMC Corporation	74,942
18,295	Envestnet, Inc.[a]	698,320
3,290	EVERTEC, Inc.	56,588
3,480	ExlService Holdings, Inc.[a]	172,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Information Technology (10.7%) - continued
4,487	F5 Networks, Inc.[a]	$553,786
2,648	Fabrinet[a]	99,988
45,560	Facebook, Inc.[a]	5,646,706
7,722	FEI Company	821,775
39,540	Finisar Corporation[a]	741,770
2,210	Fitbit, Inc.[a]	30,189
29,990	FLIR Systems, Inc.	977,074
26,777	Fortinet, Inc.[a]	928,894
2,200	FUJIFILM Holdings NPV	78,933
36,973	Guidewire Software, Inc.[a]	2,272,730
200	Hoya Corporation	7,096
7,710	HP, Inc.	108,017
3,562	IAC/InterActiveCorporation	206,454
10,128	Imperva, Inc.[a]	477,231
16,790	Intel Corporation	585,299
300	ITOCHU Techno-Solutions Corporation	7,204
7,637	Ixia[a]	87,825
17,781	Juniper Networks, Inc.	403,451
580	Keysight Technologies, Inc.[a]	16,959
200	Kyocera Corporation	9,475
10,880	Lam Research Corporation	976,698
2,530	Liberty Tripadvisor Holdings, Inc.[a]	59,885
3,220	Lionbridge Technologies, Inc.[a]	14,522
802	Littelfuse, Inc.	100,266
14,510	M/A-COM Technology Solutions Holdings, Inc.[a]	573,290
8,181	Manhattan Associates, Inc.[a]	474,907
8,360	Marvell Technology Group, Ltd.	98,230
4,606	Maxim Integrated Products, Inc.	187,833
680	MAXIMUS, Inc.	40,066
3,590	Methode Electronics, Inc.	125,758
30,340	Microsemi Corporation[a]	1,183,260
55,730	Microsoft Corporation	3,158,776
13,200	Mobileye NVa	632,412
21,669	Monolithic Power Systems, Inc.	1,575,770
8,855	Nanometrics, Inc.[a]	177,454
23,950	National Instruments Corporation	686,886
1,000	NEC Networks & System Integration Corporation	18,370
300	Nice, Ltd.	20,613
8,002	Nice, Ltd. ADR	549,337
400	NS Solutions Corporation	7,552
64,858	NVIDIA Corporation	3,703,392
12,747	NXP Semiconductors NVa	1,071,895
94,400	Oclaro, Inc.[a]	540,912
1,490	ON Semiconductor Corporation[a]	14,945
41,460	Oracle Corporation	1,701,518
100	Oracle Corporation Japan	6,084
1,543	Palo Alto Networks, Inc.[a]	201,963
34,910	Pandora Media, Inc.[a]	474,776
20,900	Paylocity Holding Corporation[a]	932,976
67,954	PayPal Holdings, Inc.[a]	2,530,607
19,963	Pegasystems, Inc.	556,968
12,129	Progress Software Corporation[a]	352,469
28,942	Proofpoint, Inc.[a]	2,195,830
5,560	PTC, Inc.[a]	220,899
14,963	Q2 Holdings, Inc.[a]	444,102
3,000	QUALCOMM, Inc.	187,740
540	Qualys, Inc.[a]	16,951
5,540	RealPage, Inc.[a]	139,331
9,270	Red Hat, Inc.[a]	697,938
54,700	Salesforce.com, Inc.[a]	4,474,460
650	ScanSource, Inc.[a]	26,669
6,779	ServiceNow, Inc.[a]	507,883

Shares	Common Stock (50.0%)	Value

Information Technology (10.7%) - continued
1,300	Shinko Electric Industries Company, Ltd.	$7,115
4,190	ShoreTel, Inc.[a]	30,755
14,000	SS&C Technologies Holdings, Inc.	451,080
2,970	Symantec Corporation	60,677
15,363	Synopsys, Inc.[a]	832,060
1,430	Talend SAa	36,465
510	Tech Data Corporation[a]	39,744
32,369	Teradyne, Inc.	639,288
1,340	Tessera Technologies, Inc.	43,068
2,000	Texas Instruments, Inc.	139,500
4,090	Trimble Navigation, Ltd.[a]	108,140
7,877	Tyler Technologies, Inc.[a]	1,284,109
9,301	Ultimate Software Group, Inc.[a]	1,944,839
100	United Internet AG	4,426
52,328	Virtusa Corporation[a]	1,423,322
46,240	Visa, Inc.	3,609,032
44,080	Xilinx, Inc.	2,251,606

	Total	94,051,586

Materials (2.4%)
8,083	Agnico Eagle Mines, Ltd.	469,946
100	Air Liquide SA	10,661
4,350	Air Products and Chemicals, Inc.	649,977
900	Albemarle Corporation	75,753
42,357	Alcoa, Inc.	449,831
500	Amcor, Ltd.	5,714
2,053	American Vanguard Corporation	30,549
4,859	Avery Dennison Corporation	378,467
5,972	Axalta Coating Systems, Ltd.[a]	170,501
6,708	Balchem Corporation	428,440
6,762	Ball Corporation	477,871
45,093	Barrick Gold Corporation	985,733
7,500	BHP Billiton, Ltd.	111,166
2,680	Boise Cascade Company[a]	72,816
5,290	Cabot Corporation	257,570
450	Carpenter Technology Corporation	17,662
57	CCL Industries, Inc.	10,202
13,461	Celanese Corporation	853,697
21,370	Chemtura Corporation[a]	600,283
1,689	Clearwater Paper Corporation[a]	106,255
1,220	Continental Building Products, Inc.[a]	28,609
300	Croda International plc	13,192
17,364	Crown Holdings, Inc.[a]	919,771
5,700	Daicel Corporation	63,922
1,000	Denki Kagaku Kogyo KK	4,337
1,300	Dow Chemical Company	69,771
1,687	Eagle Materials, Inc.	141,624
1,550	Eastman Chemical Company	101,106
31,310	Eldorado Gold Corporation	128,058
200	Evonik Industries AG	6,239
3,300	Ferroglobe plc	30,756
24,960	FMC Corporation	1,186,598
35,017	Freeport-McMoRan, Inc.	453,820
30,707	Goldcorp, Inc.	549,041
3,370	Graphic Packaging Holding Company	45,967
700	Hexpol AB	6,228
2,057	Ingevity Corporation[a]	78,721
490	Innophos Holdings, Inc.	21,099
1,336	Innospec, Inc.	67,161
20,728	International Paper Company	949,550
400	JFE Holdings, Inc.	5,213
600	JSR Corporation	8,195
4,870	KapStone Paper and Packaging Corporation	69,544
54,051	Kinross Gold Corporation[a]	279,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (50.0%)	Value

Materials (2.4%) - continued
730	Koppers Holdings, Inc.[a]	$23,083
2,200	Martin Marietta Materials, Inc.	445,830
550	Materion Corporation	14,525
951	Minerals Technologies, Inc.	62,062
3,100	Mitsubishi Chemical Holdings Corporation	16,745
1,000	Mitsubishi Gas Chemical Company, Inc.	5,697
3,000	Mitsubishi Materials Corporation	7,884
9,900	Mosaic Company	267,300
5,654	Myers Industries, Inc.	84,527
23,568	Newmont Mining Corporation	1,036,992
200	Nippon Shokubai Company, Ltd.	12,579
12,170	Norsk Hydro ASA	52,183
600	Novozymes AS	29,448
16,190	Nucor Corporation	868,432
2,000	Oji Holdings Corporation	8,341
2,700	OMNOVA Solutions, Inc.[a]	25,569
3,300	Orora, Ltd.	7,230
28,797	Owens-Illinois, Inc.[a]	541,096
15,890	Packaging Corporation of America	1,186,824
1,720	PolyOne Corporation	60,320
1,940	Rayonier Advanced Materials, Inc.	26,714
2,300	Reliance Steel & Aluminum Company	180,412
207	Rio Tinto, Ltd.	7,899
2,913	Royal Gold, Inc.	246,265
1,500	Schnitzer Steel Industries, Inc.	29,235
8,736	Scotts Miracle-Gro Company	644,280
8,952	Sealed Air Corporation	422,355
13,725	Silver Wheaton Corporation	382,516
7,460	Sonoco Products Company	379,938
32,591	Steel Dynamics, Inc.	874,091
2,180	Stillwater Mining Company[a]	33,354
1,000	Sumitomo Seika Chemicals Company, Ltd.	6,020
23,975	Teck Resources, Ltd.	381,922
1,000	Tosoh Corporation	5,074
2,300	UPM-Kymmene Oyj	47,432
4,410	Vulcan Materials Company	546,752
12,345	Westrock Company	529,724
45,386	Yamana Gold, Inc.	259,154
2,226	Yara International ASA	72,570

	Total	21,223,434

Telecommunications Services (0.3%)
11,930	AT&T, Inc.	516,450
426	BCE, Inc.	20,402
7,430	Cincinnati Bell, Inc.[a]	37,150
2,100	Elisa Oyj	76,189
1,210	FairPoint Communications, Inc.[a]	19,590
1,500	Freenet AG	41,884
1,620	General Communication, Inc.[a]	24,932
5,200	Inteliquent, Inc.	106,860
24,963	KCOM Group plc	36,341
8,529	Level 3 Communications, Inc.[a]	431,567
100	Millicom International Cellular SA	5,339
500	Nippon Telegraph & Telephone Corporation	23,760
2,000	Orange SA	30,694
800	Proximus SA	24,973
10,349	SBA Communications Corporation[a]	1,190,135
2,500	Telefonica Deutschland Holding AG	10,208
4,214	Verizon Communications, Inc.	233,498
16,600	Vonage Holdings Corporation[a]	98,438

	Total	2,928,410

Shares	Common Stock (50.0%)	Value

Utilities (1.0%)
5,980	Alliant Energy Corporation	$240,695
3,550	American States Water Company	153,360
7,540	Aqua America, Inc.	261,186
1,550	Artesian Resources Corporation	52,840
8,450	Avista Corporation	367,575
6,250	CenterPoint Energy, Inc.	149,500
400	Chubu Electric Power Company, Inc.	5,877
1,310	Consolidated Water Company, Ltd.	17,593
800	E.ON SE	8,580
11,520	Edison International, Inc.	891,418
12,100	Electricidade de Portugal SA	41,506
2,400	Enagas SA	73,169
20,810	Eversource Energy	1,217,177
9,550	Exelon Corporation	356,024
4,620	Great Plains Energy, Inc.	137,584
21,570	MDU Resources Group, Inc.	518,758
660	Middlesex Water Company	27,265
710	New Jersey Resources Corporation	26,440
17,000	Osaka Gas Company, Ltd.	68,609
11,220	PG&E Corporation	717,407
1,560	Portland General Electric Company	68,125
10,920	Public Service Enterprise Group, Inc.	502,429
8,800	Redes Energeticas Nacionais SGPS SA	26,764
1,870	Renewable Energy Group, Inc.[a]	18,233
13,150	Southern Company	703,525
5,439	Southwest Gas Corporation	421,522
9,395	Spire, Inc.	652,013
1,000	Toho Gas Company, Ltd.	8,800
1,200	Tokyo Electric Power Company, Inc.[a]	4,707
3,500	United Utilities Group plc	47,086
391	Unitil Corporation	17,102
7,670	Vectren Corporation	396,769
300	Veolia Environnement SA	6,649
2,730	WEC Energy Group, Inc.	177,204

	Total	8,383,491

	Total Common Stock (cost $388,324,221)	439,265,724

Shares	Registered Investment Companies (40.8%)	Value

Affiliated Equity Holdings (37.5%)
6,928,175	Thrivent Large Cap Growth Fund	62,769,261
1,137,651	Thrivent Large Cap Stock Fund	28,384,388
2,650,742	Thrivent Large Cap Value Fund	51,715,983
2,312,069	Thrivent Mid Cap Stock Fund	54,287,371
11,061,524	Thrivent Partner Worldwide Allocation Fund	107,075,553
1,211,561	Thrivent Small Cap Stock Fund	25,236,815

	Total	329,469,371

Affiliated Fixed Income Holdings (1.8%)
1,178,430	Thrivent High Yield Fund	5,573,973
423,560	Thrivent Income Fund	3,960,288
533,794	Thrivent Limited Maturity Bond Fund	6,656,409

	Total	16,190,670

Equity Funds/ETFs (1.5%)
3,260	iShares MSCI EAFE Index Fund	189,145
22,027	iShares Russell 2000 Growth Index Fund	3,204,488
13,411	iShares Russell 2000 Index Fund	1,623,938
4,880	iShares Russell 2000 Value Index Fund	497,174
13,330	Materials Select Sector SPDR Fund	649,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Registered Investment Companies (40.8%)	Value

Equity Funds/ETFs (1.5%) - continued
28,602	SPDR S&P 500 ETF Trust	$6,210,924
22,031	SPDR S&P Biotech ETF	1,368,125
160	SPDR S&P MidCap 400 ETF Trust	45,405

	Total	13,788,637

	Total Registered Investment Companies (cost $293,260,253)	359,448,678

Principal Amount	Long-Term Fixed Income (3.2%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$634,451	6.011%, 5/25/2036[b]	432,907

	Total	432,907

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
44,080	0.938%, 12/25/2035[c]	21,082
	Residential Asset Securitization Trust
67,910	0.868%, 8/25/2037[c]	18,777
	Sequoia Mortgage Trust
115,468	3.109%, 9/20/2046	92,835
	WaMu Mortgage Pass Through Certificates
55,531	2.482%, 9/25/2036	50,240
79,686	2.496%, 10/25/2036	69,234

	Total	252,168

Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 8/1/2031[d]	787,336
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 8/1/2045[d]	802,881
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	2.500%, 8/1/2031[d]	983,955
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,225,000	4.500%, 8/1/2045[d]	1,335,811
5,100,000	3.500%, 8/1/2046[d]	5,386,477
1,625,000	4.000%, 8/1/2046[d]	1,742,114

	Total	11,038,574

U.S. Government and Agencies (1.8%)
	U.S. Treasury Bonds
486,600	3.000%, 5/15/2042	573,713
1,630,000	3.625%, 2/15/2044	2,143,132
	U.S. Treasury Bonds, TIPS
2,021,300	0.625%, 1/15/2026	2,135,710
439,247	1.000%, 2/15/2046	492,465
	U.S. Treasury Notes
600,000	0.875%, 11/15/2017	601,828
75,000	0.875%, 3/31/2018	75,258
3,000,000	0.750%, 2/15/2019	3,001,875
575,000	1.500%, 10/31/2019	587,421
2,700,000	1.875%, 6/30/2020	2,798,612
250,000	2.125%, 9/30/2021	263,135

Principal Amount	Long-Term Fixed Income (3.2%)	Value

U.S. Government and Agencies (1.8%) - continued
$3,000,000	2.250%, 11/15/2024	$3,203,319

	Total	15,876,468

	Total Long-Term Fixed Income (cost $26,808,651)	27,600,117

Shares or Principal Amount	Short-Term Investments (7.3%)[e]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.320%, 9/2/2016[f]	199,956
4,300,000	0.365%, 10/5/2016[f]	4,297,282
2,400,000	0.370%, 10/12/2016[f]	2,398,488
4,000,000	0.356%, 10/14/2016[f]	3,997,408
800,000	0.375%, 10/21/2016[f]	799,433
	Thrivent Core Short-Term Reserve Fund
5,232,086	0.620%	52,320,861

	Total Short-Term Investments (cost $64,012,360)	64,013,428

	Total Investments (cost $772,405,485) 101.3%	$890,327,947

	Other Assets and Liabilities, Net (1.3%)	(11,059,245)

	Total Net Assets 100.0%	$879,268,702

a	Non-income producing security.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$141,592,560
Gross unrealized depreciation	(23,670,098)

Net unrealized appreciation (depreciation)	$117,922,462
Cost for federal income tax purposes	$772,405,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,563,181	63,304,864	1,258,317	–
Consumer Staples	18,156,435	17,375,537	780,898	–
Energy	59,602,006	59,032,641	569,365	–
Financials	56,429,410	54,684,364	1,745,046	–
Health Care	60,883,383	60,048,173	835,210	–
Industrials	53,044,388	51,985,720	1,058,668	–
Information Technology	94,051,586	93,838,497	213,089	–
Materials	21,223,434	20,709,465	513,969	–
Telecommunications Services	2,928,410	2,679,022	249,388	–
Utilities	8,383,491	8,091,744	291,747	–
Registered Investment Companies
Affiliated Equity Holdings	329,469,371	329,469,371	–	–
Affiliated Fixed Income Holdings	16,190,670	16,190,670	–	–
Equity Funds/ETFs	13,788,637	13,788,637	–	–
Long-Term Fixed Income
Asset-Backed Securities	432,907	–	432,907	–
Collateralized Mortgage Obligations	252,168	–	252,168	–
Mortgage-Backed Securities	11,038,574	–	11,038,574	–
U.S. Government and Agencies	15,876,468	–	15,876,468	–
Short-Term Investments	11,692,567	–	11,692,567	–

Subtotal Investments in Securities	$838,007,086	$791,198,705	$46,808,381	$–

Other Investments*	Total
Short-Term Investments	52,320,861

Subtotal Other Investments	$52,320,861

Total Investments at Value	$890,327,947

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,582,478	4,582,478	–	–

Total Asset Derivatives	$4,582,478	$4,582,478	$–	$–

Liability Derivatives
Futures Contracts	3,975,424	3,975,424	–	–

Total Liability Derivatives	$3,975,424	$3,975,424	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of July 29, 2016. Investments and/or cash totaling $11,692,567 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(13)	September 2016	($1,708,333)	($1,729,609)	($21,276)
CBOT 2-Yr. U.S. Treasury Note	(14)	September 2016	(3,054,957)	(3,066,000)	(11,043)
CBOT 5-Yr. U.S. Treasury Note	33	September 2016	3,978,009	4,026,516	48,507
CBOT U.S. Long Bond	(14)	September 2016	(2,283,048)	(2,442,125)	(159,077)
CME E-mini S&P Mid-Cap 400 Index	(704)	September 2016	(105,821,732)	(109,605,760)	(3,784,028)
CME S&P 500 Index	101	September 2016	53,154,194	54,747,050	1,592,856
CME Ultra Long Term U.S. Treasury Bond	13	September 2016	2,269,762	2,476,907	207,145
ICE mini MSCI EAFE Index	819	September 2016	66,070,220	68,804,190	2,733,970
Total Futures Contracts					$607,054

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Opportunity Income Plus	$4,517,490	$75,736	$4,549,147	–	$–	$80,864
Small Cap Stock	23,609,385	1,775,799	–	1,211,561	25,236,815	54,429
Mid Cap Stock	48,948,999	5,194,356	–	2,312,069	54,287,371	215,340
Partner Worldwide Allocation	104,686,309	2,419,885	–	11,061,524	107,075,553	2,419,885
Large Cap Growth	65,053,956	3,272,957	–	6,928,175	62,769,261	–
Large Cap Value	49,713,905	3,386,663	–	2,650,742	51,715,983	752,542
Large Cap Stock	28,762,834	1,380,275	–	1,137,651	28,384,388	393,559
High Yield	5,381,033	230,152	33,830	1,178,430	5,573,973	226,065
Income	3,693,281	118,403	–	423,560	3,960,288	100,796
Limited Maturity Bond	6,534,478	93,928	25,372	533,794	6,656,409	90,848
Cash Management Trust- Collateral Investment	–	2,852,500	2,852,500	–	–	18
Cash Management Trust- Short Term Investment	–	96,577,834	96,577,834	–	–	40,641
Core Short-Term Reserve	–	81,397,826	29,076,965	5,232,086	52,320,861	53,010
Total Value and Income Earned	$340,901,670				$397,980,902	$4,427,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value

Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$125,000	3.500%, 5/22/2020[b]	$68,125
	Fortescue Metals Group, Ltd., Term Loan
307,664	4.250%, 6/30/2019[c,d]	301,677
	Ineos US Finance, LLC, Term Loan
610,569	3.750%, 12/15/2020	607,901
	NewPage Corporation, Term Loan
100,755	9.500%, 7/26/2017	57,052
487,000	0.000%, 2/11/2021[b]	66,505
	Tronox Pigments BV, Term Loan
301,359	4.500%, 3/19/2020[c,d]	295,482

	Total	1,396,742

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
181,785	4.000%, 12/13/2019	169,211

	Total	169,211

Communications Services (0.2%)
	Birch Communication Inc., Term Loan
330,085	7.750%, 7/17/2020	264,068
	FairPoint Communications, Inc., Term Loan
313,256	7.500%, 2/14/2019	313,334
	Grande Communications Networks, LLC, Term Loan
320,110	4.500%, 5/29/2020	318,909
	Hargray Communications Group, Inc., Term Loan
310,150	5.250%, 6/26/2019	310,925
	Integra Telecom Holdings, Inc., Term Loan
200,098	5.250%, 8/14/2020	198,097
92,618	9.750%, 2/12/2021	87,467
	Intelsat Jackson Holdings SA, Term Loan
98,469	3.750%, 6/30/2019	93,239
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
735,000	4.500%, 1/7/2022	724,666
	LTS Buyer, LLC, Term Loan
320,311	4.000%, 4/13/2020	319,910
17,077	8.000%, 4/12/2021	17,035
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	30,800
	NEP/NCP Holdco, Inc., Term Loan
410,394	4.250%, 1/22/2020	407,316
	Numericable US, LLC, Term Loan
423,937	5.002%, 1/15/2024[c,d]	424,362
	Syniverse Holdings, Inc., Term Loan
284,945	4.000%, 4/23/2019	230,805
	TNS, Inc., Term Loan
183,660	5.000%, 2/14/2020	183,660
	Univision Communications, Inc., Term Loan
383,194	4.000%, 3/1/2020	382,956
	WideOpenWest Finance, LLC, Term Loan
264,002	4.500%, 4/1/2019	264,068
	WMG Acquisition Corporation, Term Loan
95,515	3.750%, 7/1/2020	95,191

Principal Amount	Bank Loans (0.9%)[a]	Value

Communications Services (0.2%) - continued
	XO Communications, LLC, Term Loan
$136,850	4.250%, 3/20/2021	$136,679
	Yankee Cable Acquisition, LLC, Term Loan
249,094	4.250%, 3/1/2020	249,032
	Zayo Group, LLC, Term Loan
301,952	3.750%, 5/6/2021	301,738

	Total	5,354,257

Consumer Cyclical (0.2%)
	Amaya BV, Term Loan
562,498	5.000%, 8/1/2021	555,467
	Burlington Coat Factory Warehouse Corporation, Term Loan
283,862	3.500%, 8/13/2021	284,128
	Cengage Learning Acquisitions, Term Loan
355,000	5.250%, 6/7/2023[c,d]	354,113
	Ceridian HCM Holding, Inc., Term Loan
172,373	4.500%, 9/15/2020	165,478
	Golden Nugget, Inc., Delayed Draw
60,390	5.500%, 11/21/2019	60,692
	Golden Nugget, Inc., Term Loan
140,910	5.500%, 11/21/2019	141,615
	IMG Worldwide, Inc., Term Loan
296,222	5.250%, 5/6/2021	295,777
155,000	8.250%, 5/6/2022	154,612
	Jack Ohio Finance, LLC, Term Loan
210,306	5.000%, 6/20/2019	202,815
	Marina District Finance Company, Inc., Term Loan
172,782	6.500%, 8/15/2018	172,566
	Mohegan Tribal Gaming Authority, Term Loan
334,284	5.500%, 6/15/2018	333,615
	Scientific Games International, Inc., Term Loan
166,165	6.000%, 10/18/2020	165,958
491,606	6.000%, 10/1/2021	490,992

	Total	3,377,828

Consumer Non-Cyclical (0.1%)
	Albertson’s, LLC, Term Loan
84,787	4.750%, 12/21/2022	85,200
370,000	4.750%, 6/22/2023[c,d]	372,235
	Catalina Marketing Corporation, Term Loan
82,427	4.500%, 4/9/2021	70,166
	Endo Luxembourg Finance I Co Sarl, Term Loan
457,700	3.750%, 9/26/2022	452,551
	Mallinckrodt International Finance SA, Term Loan
99,494	3.500%, 3/19/2021	99,245
	McGraw-Hill Global Education Holdings, LLC, Term Loan
315,000	5.000%, 5/4/2022	316,417
	MultiPlan, Inc., Term Loan
200,000	5.000%, 6/7/2023	202,000
	Ortho-Clinical Diagnostics, Inc., Term Loan
410,787	4.750%, 6/30/2021	397,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (0.9%)[a]	Value

Consumer Non-Cyclical (0.1%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$591,911	5.000%, 4/1/2022[c,d]	$587,412

	Total	2,582,490

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
248,169	4.250%, 12/14/2022	248,636
	Arch Coal, Inc., Term Loan
734,346	7.500%, 5/16/2018[b]	327,702
	Energy Solutions, LLC, Term Loan
131,175	6.750%, 5/29/2020	130,191
	Expro Holdings UK 2, Ltd., Term Loan
294,750	5.750%, 9/2/2021	221,272
	Houston Fuel Oil Terminal, LLC, Term Loan
341,761	4.250%, 8/19/2021	329,799
	McJunkin Red Man Corporation, Term Loan
174,222	5.000%, 11/8/2019	171,501
	MEG Energy Corporation, Term Loan
174,543	3.750%, 3/31/2020	158,136
	Pacific Drilling SA, Term Loan
208,550	4.500%, 6/3/2018	55,787
	Targa Resources Partners, LP, Term Loan
101,512	5.750%, 2/27/2022	101,258
	Western Refining, Inc., Term Loan
155,000	5.500%, 6/23/2023	150,415

	Total	1,894,697

Financials (0.1%)
	DJO Finance, LLC, Term Loan
252,450	4.250%, 6/7/2020	245,667
	Harland Clarke Holdings Corporation, Term Loan
65,625	6.993%, 8/4/2019	63,656
250,000	7.000%, 12/31/2019[c,d]	242,500
	MoneyGram International, Inc., Term Loan
336,163	4.250%, 3/27/2020[c,d]	317,254
	Telenet International Finance Luxembourg SA, Term Loan
255,000	4.250%, 6/30/2024	255,637
	WaveDivision Holdings, LLC, Term Loan
248,711	4.000%, 10/15/2019	248,276

	Total	1,372,990

Technology (0.1%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
523,564	4.250%, 2/1/2023	523,480
	First Data Corporation, Term Loan
598,072	4.488%, 3/24/2021	600,781
295,000	4.238%, 7/8/2022	295,820
	Micron Technology, Inc., Term Loan
80,000	6.640%, 4/26/2022	80,780
	ON Semiconductor Corporation, Term Loan
405,000	5.250%, 3/31/2023	409,556

Principal Amount	Bank Loans (0.9%)[a]	Value

Technology (0.1%) - continued
	Western Digital Corporation, Term Loan
$455,000	6.250%, 4/29/2023	$459,173

	Total	2,369,590

Transportation (<0.1%)
	OSG Bulk Ships, Inc., Term Loan
276,439	5.250%, 8/5/2019	272,638
	XPO Logistics, Inc., Term Loan
248,750	5.500%, 11/1/2021	251,004

	Total	523,642

Utilities (<0.1%)
	Intergen NV, Term Loan
168,790	5.500%, 6/12/2020	153,177

	Total	153,177

	Total Bank Loans (cost $20,403,970)	19,194,624

Shares	Registered Investment Companies (45.4%)	Value

Affiliated Equity Holdings (38.4%)
15,413,729	Thrivent Large Cap Growth Fund	139,648,388
4,059,972	Thrivent Large Cap Stock Fund	101,296,293
8,662,899	Thrivent Large Cap Value Fund	169,013,155
5,080,309	Thrivent Mid Cap Stock Fund	119,285,663
21,293,565	Thrivent Partner Worldwide Allocation Fund	206,121,708
1,622,012	Thrivent Small Cap Stock Fund	33,786,511

	Total	769,151,718

Affiliated Fixed Income Holdings (5.6%)
3,979,516	Thrivent High Yield Fund	18,823,109
6,363,818	Thrivent Income Fund	59,501,694
2,755,625	Thrivent Limited Maturity Bond Fund	34,362,649

	Total	112,687,452

Equity Funds/ETFs (1.0%)
3,600	iShares MSCI EAFE Index Fund	208,872
22,051	iShares Russell 2000 Growth Index Fund	3,207,979
21,631	iShares Russell 2000 Index Fund	2,619,298
6,350	iShares Russell 2000 Value Index Fund	646,938
17,320	Materials Select Sector SPDR Fund	843,830
49,639	SPDR S&P 500 ETF Trust	10,779,109
22,968	SPDR S&P Biotech ETF	1,426,313
250	SPDR S&P MidCap 400 ETF Trust	70,945

	Total	19,803,284

Fixed Income Funds/ETFs (0.4%)
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,379,040
45,045	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,585,130

	Total	6,964,170

	Total Registered Investment Companies (cost $752,345,215)	908,606,624

Shares	Common Stock (34.1%)	Value

Consumer Discretionary (4.4%)
31,230	Aaron’s, Inc.	747,959
1,400	Aisan Industry Company, Ltd.	10,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Consumer Discretionary (4.4%) - continued
7,720	Amazon.com, Inc.[e]	$5,858,013
5,120	American Axle & Manufacturing Holdings, Inc.[e]	89,139
7,640	American Public Education, Inc.[e]	218,810
4,170	Armstrong Flooring, Inc.[e]	83,108
10,380	Ascena Retail Group, Inc.[e]	84,389
4,960	Ascent Capital Group, Inc.[e]	84,419
3,110	AutoZone, Inc.[e]	2,531,447
21,710	Barnes & Noble, Inc.	283,967
200	Bayerische Motoren Werke AG	14,496
9,900	Beazer Homes USA, Inc.[e]	94,941
15,480	Bed Bath & Beyond, Inc.	695,826
100	Beiersdorf AG	9,395
3,100	Berkeley Group Holdings plc	109,960
3,920	Best Buy Company, Inc.	131,712
1,700	Betsson AB	15,946
5,180	Big 5 Sporting Goods Corporation	54,701
3,070	BJ’s Restaurants, Inc.[e]	119,239
12,490	Bloomin’ Brands, Inc.	224,570
6,280	BorgWarner, Inc.	208,370
400	Brembo SPA	23,393
1,100	Bridgestone Corporation	38,094
31,551	Brunswick Corporation	1,565,561
940	Buffalo Wild Wings, Inc.[e]	157,882
1,415	Bunzl plc	44,272
16,002	Burlington Stores, Inc.[e]	1,224,313
14,730	Caleres, Inc.	387,694
21,510	Callaway Golf Company	230,157
2,000	Calsonic Kansei Corporation	15,386
21,860	Carter’s, Inc.	2,213,325
10,786	Cedar Fair, LP	638,531
10,820	Cheesecake Factory, Inc.	559,719
4,490	Chuy’s Holdings, Inc.[e]	151,403
46,430	Cinemark Holdings, Inc.	1,745,768
2,900	Cineworld Group plc	22,532
4,880	ClubCorp Holdings, Inc.	70,760
68,230	Comcast Corporation	4,588,468
800	Compass Group plc	15,198
29,844	Core-Mark Holding Company, Inc.	1,461,162
11,947	CSS Industries, Inc.	314,326
15,301	Culp, Inc.	436,538
300	Daimler AG	20,395
31,190	Dana Holding Corporation	425,432
9,700	Debenhams plc	7,198
22,572	Delphi Automotive plc	1,530,833
4,400	Denso Corporation	170,366
5,340	DeVry Education Group, Inc.	118,922
32,357	Discovery Communications, Inc., Class Ae	811,837
17,430	Dish DBS Corporation[e]	931,111
9,630	Dollar General Corporation	912,346
19,917	Dollar Tree, Inc.[e]	1,917,808
6,182	Domino’s Pizza, Inc.	910,609
30,100	Duluth Holdings, Inc.[e]	746,480
1,560	EchoStar Corporation[e]	60,762
2,800	EDION Corporation	23,369
4,000	Eutelsat Communications	79,548
6,897	Expedia, Inc.	804,535
15,245	Finish Line, Inc.	331,274
16,260	Ford Motor Company	205,852
3,900	Fuji Heavy Industries, Ltd.	148,999
5,000	General Motors Company	157,700
17,700	Gentex Corporation	312,759
20,393	G-III Apparel Group, Ltd.[e]	816,332
5,000	Gunze, Ltd.	14,371
2,100	Hakuhodo Dy Holdings, Inc.	24,510

Shares	Common Stock (34.1%)	Value

Consumer Discretionary (4.4%) - continued
24,218	Harley-Davidson, Inc.	$1,281,617
12,632	Harman International Industries, Inc.	1,043,908
16,238	Haverty Furniture Companies, Inc.	299,266
300	Hennes & Mauritz AB	9,059
19,230	Home Depot, Inc.	2,658,355
6,000	Honda Motor Company, Ltd.	162,527
25,540	Houghton Mifflin Harcourt Company[e]	432,903
5,600	Inchcape plc	49,932
500	InterContinental Hotels Group plc	19,990
13,100	Interpublic Group of Companies, Inc.	302,086
900	Intertek Group plc	43,179
5,790	Jack in the Box, Inc.	511,778
700	JB Hi-Fi, Ltd.	13,812
4,020	John Wiley and Sons, Inc.	231,954
25,777	Kate Spade & Company[e]	559,103
2,600	Kingfisher plc	11,546
200	Koito Manufacturing Company, Ltd.	9,875
300	KOMERI Company, Ltd.	6,752
6,636	L Brands, Inc.	490,400
19,963	Las Vegas Sands Corporation	1,011,126
15,283	La-Z-Boy, Inc.	461,852
6,600	Lear Corporation	748,770
27,770	Liberty Interactive Corporation[e]	744,514
337	Linamar Corporation	13,378
9,828	Lithia Motors, Inc.	848,058
24,410	LKQ Corporation[e]	839,460
20,740	Lowe’s Companies, Inc.	1,706,487
300	LVMH Moet Hennessy Louis Vuitton SE	51,373
1,600	Marks and Spencer Group plc	6,765
9,680	Masonite International Corporation[e]	675,954
700	Mazda Motor Corporation	10,238
21,828	MDC Partners, Inc.	278,525
5,200	Meredith Corporation	283,296
1,080	Murphy USA, Inc.[e]	82,771
9,240	New Media Investment Group, Inc.	163,178
38,770	Newell Brands, Inc.	2,033,874
11,620	News Corporation	150,711
18,360	NIKE, Inc.	1,018,980
1,600	NOK Corporation	30,424
600	Nokian Renkaat Oyj	22,305
26,288	Nord Anglia Education, Inc.[e]	572,290
82,043	Nutrisystem, Inc.	2,426,832
4,080	O’Reilly Automotive, Inc.[e]	1,185,770
26,683	Oxford Industries, Inc.	1,525,734
100	Paddy Power plc	11,729
2,000	PanaHome Corporation	15,769
21,850	Papa John’s International, Inc.	1,615,808
46,484	Papa Murphy’s Holdings, Inc.[e]	325,388
19,500	Penn National Gaming, Inc.[e]	292,890
6,000	Persimmon plc	133,966
1,260	Priceline Group, Inc.[e]	1,702,021
14,998	PVH Corporation	1,515,698
4,241	Ralph Lauren Corporation	416,000
10,980	Rent-A-Center, Inc.	118,584
5,846	Restoration Hardware Holdings, Inc.[e]	180,115
7,000	Retailmenot, Inc.[e]	58,450
31,594	Ross Stores, Inc.	1,953,457
16,630	Royal Caribbean Cruises, Ltd.	1,204,677
12,140	Ruth’s Hospitality Group, Inc.	193,876
1,100	Saizeriya Company, Ltd.	24,542
7,590	Sally Beauty Holdings, Inc.[e]	222,615
9,690	Scripps Networks Interactive, Inc.	640,121
1,400	Sekisui House, Ltd.	23,326
7,750	Select Comfort Corporation[e]	184,915
1,400	SHOWA Corporation	8,097

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Consumer Discretionary (4.4%) - continued
3,810	Shutterfly, Inc.[e]	$202,654
5,590	Signet Jewelers, Ltd.	491,417
8,161	Skechers USA, Inc.[e]	196,027
800	Sky plc	9,743
1,230	Snap-On, Inc.	193,319
2,000	Sports Direct International plc[e]	7,659
11,044	Sportsman’s Warehouse Holdings, Inc.[e]	112,428
500	Stanley Electric Company, Ltd.	12,121
8,590	Staples, Inc.	79,801
3,900	Star Entertainment Group, Ltd.	17,615
23,810	Starbucks Corporation	1,382,171
20,446	Stein Mart, Inc.	175,836
3,900	Sumitomo Forestry Company, Ltd.	54,929
2,400	Sumitomo Rubber Industries, Ltd.	33,875
200	Swatch Group AG	10,210
8,850	Tailored Brands, Inc.	129,653
4,500	Tatts Group, Ltd.	14,123
567	Taylor Wimpey plc	1,160
11,680	Tempur-Pedic International, Inc.[e]	883,358
6,538	Tenneco, Inc.[e]	369,528
27,510	Time, Inc.	449,238
46,145	Toll Brothers, Inc.[e]	1,292,521
31,492	Tower International, Inc.	726,835
52,774	Tuesday Morning Corporation[e]	416,387
1,100	Tupperware Brands Corporation	68,948
2,423	Ulta Salon Cosmetics & Fragrance, Inc.[e]	632,912
5,587	Under Armour, Inc., Class Ae	220,463
5,626	Under Armour, Inc., Class Ce	200,848
800	USS Company, Ltd.	13,569
5,980	Vail Resorts, Inc.	855,559
60	Valora Holding AG	17,335
15,140	Vera Bradley, Inc.[e]	220,438
8,192	VF Corporation	511,427
4,070	Visteon Corporation	285,266
6,030	Vitamin Shoppe, Inc.[e]	176,438
2,000	Wacoal Holdings Corporation	21,861
3,400	WH Smith plc	68,828
500	Whitbread plc	25,532
19,410	Wingstop, Inc.	504,660
3,600	Wolters Kluwer NV	151,466
2,700	WPP plc	60,581
1,400	Yokohama Rubber Company, Ltd.	18,802
10,040	Yum! Brands, Inc.	897,777
18,384	Zoe’s Kitchen, Inc.[e]	653,367

	Total	87,799,723

Consumer Staples (1.4%)
300	AarhusKarlshamn AB	22,179
12,378	AdvancePierre Foods Holdings, Inc.[e]	296,082
16,570	Avon Products, Inc.	67,440
2,200	Axfood AB	39,534
5,000	Blue Buffalo Pet Products, Inc.[e]	128,400
961	British American Tobacco plc	61,336
4,890	Brown-Forman Corporation	480,149
12,650	Campbell Soup Company	787,715
10,513	Casey’s General Stores, Inc.	1,403,906
49,370	Coca-Cola Company	2,154,013
3,800	Coca-Cola HBC AG	78,563
36,540	CVS Health Corporation	3,387,989
13,560	Estee Lauder Companies, Inc.	1,259,724
72,060	Flowers Foods, Inc.	1,325,183
4,390	General Mills, Inc.	315,597
126	George Weston, Ltd.	11,191
21,199	Hain Celestial Group, Inc.[e]	1,119,095

Shares	Common Stock (34.1%)	Value

Consumer Staples (1.4%) - continued
800	Henkel AG & Company KGaA	$86,842
6,045	Imperial Brands plc	318,554
7,740	Ingredion, Inc.	1,031,278
800	Jeronimo Martins SGPS SA	13,399
800	Kao Corporation	43,083
850	Kellogg Company	70,303
400	Kesko Oyj	17,834
3,970	Kimberly-Clark Corporation	514,313
10,541	Koninklijke Ahold Delhaize NV	251,659
200	KOSE Corporation	18,418
2,910	Lancaster Colony Corporation	378,184
1,680	McCormick & Company, Inc.	171,780
6,960	Molson Coors Brewing Company	711,034
10,066	Monster Beverage Corporation[e]	1,616,902
1,200	Nestle SA	96,159
1,000	Nichirei Corporation	9,542
1,000	Nippon Meat Packers, Inc.	24,318
5,660	PepsiCo, Inc.	616,487
8,229	Philip Morris International, Inc.	825,040
46,910	Pinnacle Foods, Inc.	2,355,351
254	Premium Brands Holdings Corporation	10,958
8,830	Procter & Gamble Company	755,760
22,828	SpartanNash Company	719,082
1,000	Suedzucker AG	25,024
400	Sugi Holdings Company, Ltd.	20,040
3,000	Swedish Match AB	109,439
15,989	United Natural Foods, Inc.[e]	799,130
1,230	Universal Corporation	72,951
63,500	WhiteWave Foods Company[e]	3,523,615
1,937	Woolworths, Ltd.	34,519

	Total	28,179,094

Energy (5.2%)
52,636	Archrock, Inc.	468,987
27,222	Atwood Oceanics, Inc.	290,731
127,340	Baker Hughes, Inc.	6,090,672
2,874	Baytex Energy Corporation	13,493
71,424	BP plc	404,093
12,547	Bristow Group, Inc.	135,633
6,590	California Resources Corporation	67,613
129,448	Callon Petroleum Company[e]	1,474,413
800	Caltex Australia, Ltd.	20,231
135,886	Canadian Natural Resources, Ltd.	4,107,834
99,442	Chevron Corporation	10,190,816
17,440	Cimarex Energy Company	2,093,149
5,670	Clayton Williams Energy, Inc.[e]	213,816
52,060	Clean Energy Fuels Corporation[e]	155,659
440,340	Cobalt International Energy, Inc.[e]	656,107
36,012	Concho Resources, Inc.[e]	4,472,690
51,610	Continental Resources, Inc.[e]	2,273,421
19,460	Delek US Holdings, Inc.	243,639
20,830	Devon Energy Corporation	797,372
10,130	Diamond Offshore Drilling, Inc.	230,154
14,042	Diamondback Energy, Inc.[e]	1,232,747
52,625	Ensco plc	482,571
73,673	EOG Resources, Inc.	6,019,084
17,350	EP Energy Corporation[e]	72,350
87,702	EQT Corporation	6,389,968
36,100	Exxon Mobil Corporation	3,211,095
17,480	FMC Technologies, Inc.[e]	443,642
10,840	Green Plains, Inc.	245,851
7,980	Gulfport Energy Corporation[e]	232,138
37,260	Halliburton Company	1,626,772
9,646	Helmerich & Payne, Inc.	597,763
10,386	HollyFrontier Corporation	264,012

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Energy (5.2%) - continued
25,340	Hornbeck Offshore Services, Inc.[e]	$202,213
4,450	Kinder Morgan, Inc.	90,469
333,777	Marathon Oil Corporation	4,552,718
157,461	Marathon Petroleum Corporation	6,202,389
2,960	Matador Resources Company[e]	62,426
85,990	Nabors Industries, Ltd.	773,910
6,350	National Oilwell Varco, Inc.	205,423
3,195	Noble Energy, Inc.	114,125
44,957	Oasis Petroleum, Inc.[e]	341,673
7,510	Oceaneering International, Inc.	209,379
12,190	Oil States International, Inc.[e]	376,915
3,370	OMV AG	90,015
73,861	Parsley Energy, Inc.[e]	2,105,777
80,928	Patterson-UTI Energy, Inc.	1,569,194
44,403	Pioneer Energy Services Corporation[e]	139,869
3,770	Pioneer Natural Resources Company	612,889
6,630	QEP Resources, Inc.	120,666
107,500	Rowan Companies plc	1,638,300
2,760	Royal Dutch Shell plc	71,896
75,271	Royal Dutch Shell plc ADR	3,898,285
6,685	Royal Dutch Shell plc, Class B	177,813
43,105	RPC, Inc.[e]	624,591
5,400	RSP Permian, Inc.[e]	194,130
98,492	Schlumberger, Ltd.	7,930,576
10,500	SemGroup Corporation	304,080
3,158	SM Energy Company	85,677
1,959	Statoil ASA	31,143
219,432	Suncor Energy, Inc. ADR	5,904,915
3,330	Superior Energy Services, Inc.	53,180
1,740	Targa Resources Corporation	64,832
15,200	Teekay Corporation	94,240
59,472	Teekay Tankers, Ltd.	175,443
20,528	Tesco Corporation	135,690
830	Tesoro Corporation	63,205
50,730	TETRA Technologies, Inc.[e]	304,887
2,631	Total SA	126,536
28,534	U.S. Silica Holdings, Inc.	983,567
774	Vantage Drilling International[e]	67,338
522,766	Weatherford International plc[e]	2,969,311
1,840	World Fuel Services Corporation	87,584
506,970	WPX Energy, Inc.[e]	5,064,630

	Total	104,040,415

Financials (5.5%)
3,450	Acadia Realty Trust	129,927
12,407	Affiliated Managers Group, Inc.[e]	1,821,099
2,800	Allianz SE	401,199
15,730	Allied World Assurance Company Holdings AG	644,773
12,160	American Assets Trust, Inc.	557,901
9,260	American Campus Communities, Inc.	500,688
8,620	American Capital Mortgage Investment Corporation	141,023
11,915	American Financial Group, Inc.	870,986
9,000	American International Group, Inc.	489,960
29,941	Ameris Bancorp	992,844
5,350	AMERISAFE, Inc.	313,135
64,970	Anworth Mortgage Asset Corporation	319,652
16,830	Apple Hospitality REIT, Inc.	342,827
13,484	Argo Group International Holdings, Ltd.	699,685
19,865	Aspen Insurance Holdings, Ltd.	912,995
6,050	Associated Banc-Corp	112,530
63,300	Assured Guaranty, Ltd.	1,695,807
6,200	Australia & New Zealand Banking Group, Ltd.	121,981

Shares	Common Stock (34.1%)	Value

Financials (5.5%) - continued
10,700	Banco Santander SA	$45,425
15,230	BancorpSouth, Inc.	362,779
186,340	Bank of America Corporation	2,700,067
10,400	Bank of East Asia, Ltd.	43,053
1,463	Bank of Montreal	93,787
13,150	Bank of New York Mellon Corporation	518,110
5,007	Bank of Nova Scotia	254,290
3,602	Bank of Queensland, Ltd.	28,978
19,489	Bank of the Ozarks, Inc.	701,409
7,650	BankFinancial Corporation	93,330
33,600	BB&T Corporation	1,238,832
47,645	BBCN Bancorp, Inc.	732,304
22,750	Blackstone Group, LP	610,610
52,920	Boston Private Financial Holdings, Inc.	641,390
12,014	Brixmor Property Group, Inc.	341,198
31,270	Brookline Bancorp, Inc.	356,165
16,080	Brown & Brown, Inc.	589,493
6,910	Camden Property Trust	619,067
147	Canadian Imperial Bank of Commerce	11,168
535	Canadian Western Bank	10,334
8,650	Capital One Financial Corporation	580,242
10,900	CapitaMall Trust	17,465
10,380	Cathay General Bancorp	311,192
113,020	CBL & Associates Properties, Inc.	1,389,016
10,200	CBRE Group, Inc.[e]	290,190
65,239	Cedar Realty Trust, Inc.	524,522
15,870	Central Pacific Financial Corporation	389,291
6,620	Charles Schwab Corporation	188,140
23,100	Chatham Lodging Trust	553,938
3,000	Chiba Bank, Ltd.	14,340
5,060	Chubb, Ltd.	633,816
40,640	Citigroup, Inc.	1,780,438
9,210	Clifton Bancorp, Inc.	137,966
3,440	CNO Financial Group, Inc.	59,753
3,400	CNP Assurances	51,947
70,690	CoBiz Financial, Inc.	873,021
15,803	Columbia Banking System, Inc.	479,147
3,330	Columbia Property Trust, Inc.	80,919
21,710	Comerica, Inc.	982,160
43,620	Corporate Office Properties Trust	1,306,855
42,570	CYS Investments, Inc.	381,002
100	Daito Trust Construction Company, Ltd.	16,792
600	Danske Bank AS	16,317
11,130	DCT Industrial Trust, Inc.	558,949
109,010	DDR Corporation	2,151,857
1,500	Derwent London plc	56,415
16,000	DEXUS Property Group	118,827
7,490	Digital Realty Trust, Inc.	782,405
10,858	Direct Line Insurance Group plc	50,241
8,802	Douglas Emmett, Inc.	334,828
40,300	Duke Realty Corporation	1,160,237
79,960	E*TRADE Financial Corporation[e]	2,005,397
43,544	East West Bancorp, Inc.	1,490,076
900	EastGroup Properties, Inc.	66,258
1,930	Eaton Vance Corporation	72,973
25,980	Empire State Realty Trust, Inc.	545,320
17,977	Employers Holdings, Inc.	512,704
6,910	Endurance Specialty Holdings, Ltd.	467,323
10,180	Enova International, Inc.[e]	92,536
10,860	Equity One, Inc.	361,312
3,800	Erste Group Bank AG	100,706
23,582	Essent Group, Ltd.[e]	565,025
12,463	Evercore Partners, Inc.	631,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Financials (5.5%) - continued
1,200	EXOR SPA	$46,825
16,270	F.N.B. Corporation	194,426
85,170	Fifth Third Bancorp	1,616,527
47,130	First Commonwealth Financial Corporation	454,804
11,200	First Financial Bancorp	238,672
3,870	First Financial Corporation	148,221
3,900	First Merchants Corporation	102,180
44,470	First Midwest Bancorp, Inc.	830,255
5,940	First NBC Bank Holding Company[e]	113,038
25,103	First Potomac Realty Trust	253,791
37,300	First Republic Bank	2,673,291
15,500	FlexiGroup, Ltd.	23,613
16,990	Franklin Street Properties Corporation	217,812
10,000	Frasers Centrepoint Trust	15,962
23,000	Fukuoka Financial Group, Inc.	87,875
51,870	Genworth Financial, Inc.[e]	148,348
853	Genworth MI Canada, Inc.	22,781
1,140	Getty Realty Corporation	25,901
18,135	Glacier Bancorp, Inc.	500,163
8,810	Goldman Sachs Group, Inc.	1,399,116
2,800	Great Portland Estates plc	25,313
32,510	Great Western Bancorp, Inc.	1,078,357
33,849	Green Bancorp, Inc.[e]	331,043
12,350	Greenhill & Company, Inc.	244,900
100	Groupe Bruxelles Lambert SA	8,436
5,271	H&R Real Estate Investment Trust	93,862
1,356	Hamborner REIT AG	16,047
16,230	Hancock Holding Company	470,508
2,900	Hang Seng Bank, Ltd.	51,915
67,808	Hanmi Financial Corporation	1,662,652
1,400	Hannover Rueckversicherung SE	143,199
7,880	Hanover Insurance Group, Inc.	648,839
6,560	Hartford Financial Services Group, Inc.	261,416
2,440	Healthcare Trust of America, Inc.	83,082
18,800	Henderson Group plc	57,444
2,200	Henderson Land Development Company, Ltd.	13,132
3,120	Hersha Hospitality Trust	58,968
7,600	HFF, Inc.	214,396
2,830	Highwoods Properties, Inc.	157,688
500	Hitachi Capital Corporation	9,131
34,736	Home BancShares, Inc.	724,940
4,220	Hometrust Bancshares, Inc.[e]	77,564
21,040	Horace Mann Educators Corporation	719,147
7,820	Hospitality Properties Trust	249,536
59,905	Host Hotels & Resorts, Inc.	1,062,715
19,594	Houlihan Lokey, Inc.	449,290
8,150	Hudson Pacific Properties, Inc.	275,552
3,000	Hufvudstaden AB	50,102
131,280	Huntington Bancshares, Inc.	1,247,160
19,000	Hysan Development Company, Ltd.	87,619
2,401	Infinity Property & Casualty Corporation	196,978
9,730	InfraREIT, Inc.	171,832
765	Intact Financial Corporation	54,836
8,416	Intercontinental Exchange, Inc.	2,223,507
25,040	Invesco, Ltd.	730,667
14,800	Investec plc	88,094
53,800	Investors Bancorp, Inc.	611,168
4,555	J.P. Morgan Chase & Company	291,383
59,897	Janus Capital Group, Inc.	904,445
3,440	Jones Lang LaSalle, Inc.	376,577
154,830	KeyCorp	1,811,511

Shares	Common Stock (34.1%)	Value

Financials (5.5%) - continued
10,543	Kinsale Capital Group, Inc.[e]	$192,621
32,270	LaSalle Hotel Properties	889,038
2,400	Lazard, Ltd.	85,776
2,430	Legg Mason, Inc.	82,960
48,400	Liberty Property Trust	2,002,792
5,246	Lincoln National Corporation	229,093
3,500	Link REIT	26,149
7,660	LPL Financial Holdings, Inc.	206,437
9,240	M&T Bank Corporation	1,058,534
2,300	Macquarie Group, Ltd.	130,219
180	Markel Corporation[e]	170,775
1,310	Mercury General Corporation	72,535
21,840	MetLife, Inc.	933,442
3,250	Mid-America Apartment Communities, Inc.	344,565
11,700	Mitsui & Company, Ltd.	137,075
48,300	Mizuho Financial Group, Inc.	77,489
28,440	Morgan Stanley	817,081
900	MS and AD Insurance Group Holdings, Inc.	25,931
14,530	MSCI, Inc.	1,250,161
2,300	National Australia Bank, Ltd.	46,497
2,872	National Bank of Canada	98,347
9,380	National Storage Affiliates Trust	200,451
1,260	Navigators Group, Inc.	118,024
69,877	New World Development Company, Ltd.	81,434
10,110	NMI Holdings, Inc.[e]	63,491
1,090	Northern Trust Corporation	73,673
19,640	NorthStar Realty Europe Corporation	181,670
4,100	Old Mutual plc	11,409
2,940	Outfront Media, Inc.	68,414
33,206	PacWest Bancorp	1,373,068
4,290	Paramount Group, Inc.	75,633
18,980	Parkway Properties, Inc.	329,683
17,979	Pebblebrook Hotel Trust	533,077
15,200	Physicians Realty Trust	330,144
1,670	Piper Jaffray Companies[e]	69,038
5,740	Popular, Inc.	193,381
21,747	Post Properties, Inc.	1,382,892
3,107	Potlatch Corporation	118,843
863	Power Corporation of Canada	18,798
20,070	Primerica, Inc.	1,033,806
8,520	Principal Financial Group, Inc.	397,288
20,630	Provident Financial Services, Inc.	415,695
7,580	Ramco-Gershenson Properties Trust	150,387
31,840	Raymond James Financial, Inc.	1,748,016
10,980	RE/MAX Holdings, Inc.	475,654
3,895	Realogy Holdings Corporation[e]	120,706
15,565	Renasant Corporation	501,504
15,700	Retail Properties of America, Inc.	276,791
1,398	Safety Insurance Group, Inc.	89,053
16,869	Sandy Spring Bancorp, Inc.	503,371
1,244	Schroders plc	43,115
2,850	Selective Insurance Group, Inc.	111,606
4,520	Senior Housing Property Trust	100,389
16,860	Silver Bay Realty Trust Corporation REIT	303,817
206,435	SLM Corporation[e]	1,484,268
8,430	Sovran Self Storage, Inc.	862,979
40,679	Stifel Financial Corporation[e]	1,438,003
27,389	Stockland	105,110
27,271	Summit Hotel Properties, Inc.	386,703
11,220	SunTrust Banks, Inc.	474,494
21,506	SVB Financial Group[e]	2,159,633
100	Swiss Prime Site AGe	9,184

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Financials (5.5%) - continued
1,900	Swiss Re AG	$159,270
30,700	Synchrony Financial[e]	855,916
32,370	Synovus Financial Corporation	985,343
6,400	T&D Holdings, Inc.	65,267
400	Talanx AG	12,031
32,590	Talmer Bancorp, Inc.	685,042
63,350	TCF Financial Corporation	860,926
36,463	TD Ameritrade Holding Corporation	1,107,017
27,624	Terreno Realty Corporation	769,328
4,200	Territorial Bancorp, Inc.	112,980
7,770	Tier REIT, Inc.	135,431
300	Tokio Marine Holdings, Inc.	11,612
917	Toronto-Dominion Bank	39,956
9,950	TriCo Bancshares	258,899
18,930	TrustCo Bank Corporation	125,506
2,750	U.S. Bancorp	115,967
2,890	Union Bankshares Corporation	77,568
25,540	United Community Banks, Inc.	491,390
28,880	United Financial Bancorp, Inc.	379,772
7,156	United Overseas Bank, Ltd.	98,190
1,990	Unum Group	66,486
6,050	Urstadt Biddle Properties, Inc.	149,435
4,470	Voya Financial, Inc.	114,566
1,820	Webster Financial Corporation	65,447
3,860	Wells Fargo & Company	185,164
10,483	Western Alliance Bancorp[e]	356,736
2,000	Wharf Holdings, Ltd.	13,822
2,000	Wheelock and Company, Ltd.	10,725
17,300	Wing Tai Holdings, Ltd.	22,480
5,088	Wintrust Financial Corporation	268,646
16,070	WisdomTree Investments, Inc.	159,736
2,000	WP Carey, Inc.	145,300
5,618	WSFS Financial Corporation	197,697
15,430	Yadkin Financial Corporation	388,682
111,274	Zions Bancorporation	3,102,319

	Total	111,279,575

Health Care (4.1%)
32,922	Abbott Laboratories	1,473,259
1,940	AbbVie, Inc.	128,486
10,692	ABIOMED, Inc.[e]	1,261,335
18,578	Acadia Healthcare Company, Inc.[e]	1,049,657
2,100	Acceleron Pharma, Inc.[e]	71,232
4,740	Aceto Corporation	121,865
200	Actelion, Ltd.	35,426
11,860	Advaxis, Inc.[e]	98,912
7,610	Aetna, Inc.	876,748
38,439	Akorn, Inc.[e]	1,315,767
4,070	Albany Molecular Research, Inc.[e]	58,771
13,460	Alexion Pharmaceuticals, Inc.[e]	1,730,956
11,513	Align Technology, Inc.[e]	1,026,384
10,888	Allergan plc[e]	2,754,120
9,191	AmerisourceBergen Corporation	782,981
5,650	Amgen, Inc.	971,969
1,760	AmSurg Corporation[e]	132,018
10,656	Analogic Corporation	895,317
900	Astellas Pharmaceutical, Inc.	14,996
38,913	Asterias Biotherapeutics, Inc.[e]	116,350
1,020	Atrion Corporation	486,336
11,003	BioMarin Pharmaceutical, Inc.[e]	1,093,918
800	Bio-Rad Laboratories, Inc.[e]	116,072
4,400	Boston Scientific Corporation[e]	106,832
3,700	Bristol-Myers Squibb Company	276,797
5,831	C.R. Bard, Inc.	1,304,570
1,550	Cardinal Health, Inc.	129,580
21,558	Cardiovascular Systems, Inc.[e]	422,752

Shares	Common Stock (34.1%)	Value

Health Care (4.1%) - continued
19,280	Celgene Corporation[e]	$2,163,023
17,478	Centene Corporation[e]	1,233,073
1,690	Computer Programs and Systems, Inc.	66,992
4,910	CONMED Corporation	199,542
16,590	Cooper Companies, Inc.	3,027,177
5,430	Cross Country Healthcare, Inc.[e]	79,387
1,000	CSL, Ltd.	89,674
28,890	Dentsply Sirona, Inc.	1,850,116
46,344	Depomed, Inc.[e]	879,146
6,700	Dexcom, Inc.[e]	617,941
23,940	Edwards Lifesciences Corporation[e]	2,741,609
2,560	Emergent Biosolutions, Inc.[e]	85,478
21,384	Ensign Group, Inc.	459,756
35,806	Envision Healthcare Holdings, Inc.[e]	880,470
2,123	Essilor International SA	271,931
10,850	Express Scripts Holding Company[e]	825,360
200	Gerresheimer AG	17,171
37,666	Gilead Sciences, Inc.	2,993,317
4,850	Global Blood Therapeutics, Inc.[e]	86,718
4,210	Globus Medical, Inc.[e]	96,620
2,210	Halyard Health, Inc.[e]	76,444
9,450	HCA Holdings, Inc.[e]	728,879
18,891	HealthEquity, Inc.[e]	557,662
10,600	HealthSouth Corporation	456,330
9,610	Healthways, Inc.[e]	161,832
6,370	Heska Corporation[e]	271,044
1,700	Hikma Pharmaceuticals plc	59,195
4,350	Hill-Rom Holdings, Inc.	232,421
29,330	Hologic, Inc.[e]	1,128,912
1,112	ICON plc[e]	86,369
14,250	Impax Laboratories, Inc.[e]	447,735
20,002	Inogen, Inc.[e]	1,074,907
37,490	Intersect ENT, Inc.[e]	593,842
5,200	Intra-Cellular Therapies, Inc.[e]	212,160
18,125	Ironwood Pharmaceuticals, Inc.[e]	256,106
30,520	Kindred Healthcare, Inc.	374,175
300	Lonza Group AG	56,496
3,550	Magellan Health Services, Inc.[e]	243,069
25,426	Medtronic plc	2,228,080
35,740	Merck & Company, Inc.	2,096,508
900	Merck KGaA	99,393
2,688	Mettler-Toledo International, Inc.[e]	1,105,332
22,157	Mylan NVe	1,036,726
2,170	Myriad Genetics, Inc.[e]	67,227
7,695	National Healthcare Corporation	497,097
2,260	Natural Health Trends Corporation	75,913
1,310	Neogen Corporation[e]	72,247
15,353	Neurocrine Biosciences, Inc.[e]	771,181
13,600	Nevro Corporation[e]	1,124,720
3,000	Novartis AG	248,830
3,000	Novo Nordisk AS	170,599
39,116	NuVasive, Inc.[e]	2,433,015
24,500	Omnicell, Inc.[e]	947,660
37,920	OraSure Technologies, Inc.[e]	258,614
4,480	Orthofix International NVe	212,352
22,630	PDL BioPharma, Inc.	79,658
23,440	PerkinElmer, Inc.	1,334,205
13,881	Perrigo Company plc	1,268,585
87,880	Pfizer, Inc.	3,241,893
10,560	PharMerica Corporation[e]	280,474
3,400	Prothena Corporation plc[e]	187,170
3,940	Puma Biotechnology, Inc.[e]	196,567
1,640	Quintiles Transnational Holdings, Inc.[e]	127,330
170	Regeneron Pharmaceuticals, Inc.[e]	72,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Health Care (4.1%) - continued
14,800	Roche Holding AG ADR	$474,932
400	Roche Holding AG-Genusschein	102,107
2,600	Sanofi	221,452
29,441	Team Health Holdings, Inc.[e]	1,202,370
21,285	Teleflex, Inc.	3,837,898
15,491	Triple-S Management Corporation[e]	384,951
16,991	UnitedHealth Group, Inc.	2,433,111
19,114	Universal Health Services, Inc.	2,475,836
3,970	VCA Antech, Inc.[e]	283,220
27,610	Veeva Systems, Inc.[e]	1,048,904
21,768	Vertex Pharmaceuticals, Inc.[e]	2,111,496
6,270	Waters Corporation[e]	996,491
860	Wellcare Health Plans, Inc.[e]	91,848
11,240	West Pharmaceutical Services, Inc.	902,347
18,500	Wright Medical Group NVe	405,705
1,140	Zimmer Biomet Holdings, Inc.	149,500
12,940	Ziopharm Oncology, Inc.[e]	62,888
15,340	Zoetis, Inc.	774,210

	Total	82,728,397

Industrials (4.3%)
10,131	3M Company	1,806,965
2,600	ABB, Ltd.	55,229
12,945	ABM Industries, Inc.	481,684
17,300	Actuant Corporation	410,875
900	Adecco SA	49,397
1,970	AECOM[e]	69,915
20,536	Aegion Corporation[e]	421,399
1,620	AerCap Holdings NVe	59,146
4,680	Aerovironment, Inc.[e]	132,678
10,750	AGCO Corporation	517,720
1,300	Aida Engineering, Ltd.	10,824
11,059	Air New Zealand, Ltd.	17,616
2,900	Allison Transmission Holdings, Inc.	83,578
1,400	Amada Holdings Company, Ltd.	15,258
400	Andritz AG	20,394
32,030	Ardmore Shipping Corporation	225,171
7,000	Asahi Glass Company, Ltd.	40,213
8,129	Astec Industries, Inc.	490,016
500	Atlas Copco Aktiebolag	14,036
14,000	AZZ, Inc.	869,120
12,383	B/E Aerospace, Inc.	592,341
1,100	Babcock International Group plc	14,108
15,940	Barnes Group, Inc.	604,604
600	Berendsen plc	10,133
9,950	Boeing Company	1,329,917
2,960	Brady Corporation	95,134
58,480	BWX Technologies, Inc.	2,152,649
16,650	Carlisle Companies, Inc.	1,719,779
6,150	Caterpillar, Inc.	508,974
6,000	Cathay Pacific Airways, Ltd.	9,758
6,120	CBIZ, Inc.[e]	66,157
4,750	CEB, Inc.	285,190
8,431	CIRCOR International, Inc.	480,061
18,908	CLARCOR, Inc.	1,177,212
12,280	Colfax Corporation[e]	360,541
18,279	Comfort Systems USA, Inc.	555,316
14,740	Commercial Vehicle Group, Inc.[e]	61,024
800	Compagnie de Saint-Gobain	33,962
17,320	Copart, Inc.[e]	873,621
21,550	CSX Corporation	610,512
2,300	Cummins, Inc.	282,371
8,410	Curtiss-Wright Corporation	748,406
1,000	Dai Nippon Printing Company, Ltd.	11,165
5,170	Danaher Corporation	421,045
1,294	Dart Group plc	8,306

Shares	Common Stock (34.1%)	Value

Industrials (4.3%) - continued
100	DCC plc	$8,924
58,400	Delta Air Lines, Inc.	2,263,000
2,060	Deluxe Corporation	139,235
1,300	Deutsche Post AG	38,797
400	DSV AS	17,811
1,400	East Japan Railway Company	128,422
24,843	EMCOR Group, Inc.	1,383,755
3,580	Emerson Electric Company	200,122
12,580	EnerSys	784,363
8,450	Equifax, Inc.	1,119,287
14,024	ESCO Technologies, Inc.	593,916
17,915	Federal Signal Corporation	235,582
1,260	Flowserve Corporation	60,291
200	Flughafen Zuerich AG	37,492
2,585	Fortive Corporation[e]	124,623
33,186	Fortune Brands Home and Security, Inc.	2,099,678
11,646	Franklin Electric Company, Inc.	450,933
600	Fraport AG Frankfurt Airport Services Worldwide	32,815
3,000	Fuji Electric Company, Ltd.	13,241
5,309	G & K Services, Inc.	425,835
9,110	GasLog, Ltd.	121,801
17,560	Gener8 Maritime, Inc.[e]	93,419
13,090	General Dynamics Corporation	1,922,790
6,940	Genesee & Wyoming, Inc.[e]	449,365
17,573	Gibraltar Industries, Inc.[e]	619,975
33,320	Granite Construction, Inc.	1,658,670
3,050	Greenbrier Companies, Inc.	100,132
7,906	H&E Equipment Services, Inc.	147,210
5,230	Hackett Group, Inc.	70,030
400	Hankyu Hanshin Holdings, Inc.	14,881
43,190	Harsco Corporation	422,830
21,045	Healthcare Services Group, Inc.	816,756
14,762	Heico Corporation	1,026,107
6,040	Herman Miller, Inc.	197,931
9,610	Hexcel Corporation	414,864
700	Hitachi Transport System, Ltd.	13,646
5,257	HNI Corporation	274,047
200	Hochtief AG	26,228
7,843	Honeywell International, Inc.	912,376
4,152	Hub Group, Inc.[e]	169,983
7,710	Hubbell, Inc.	831,369
6,560	Huntington Ingalls Industries, Inc.	1,132,125
11,111	Huron Consulting Group, Inc.[e]	682,993
1,120	Illinois Tool Works, Inc.	129,248
900	Inaba Denki Sangyo Company, Ltd.	32,592
30,940	Ingersoll-Rand plc	2,050,084
5,950	Insperity, Inc.	467,016
2,260	Insteel Industries, Inc.	78,625
3,750	Interface, Inc.	66,975
2,300	Intrum Justitia AB	73,842
16,800	ITOCHU Corporation	190,476
4,290	ITT Corporation	136,036
500	Jardine Matheson Holdings, Ltd.	29,650
8,385	JB Hunt Transport Services, Inc.	697,045
1,000	Kamigumi Company, Ltd.	8,999
7,690	KAR Auction Services, Inc.	328,901
49,500	Kennametal, Inc.	1,230,570
18,342	Kforce, Inc.	327,588
11,880	Kirby Corporation[e]	647,341
4,300	KITZ Corporation	23,027
3,320	Knoll, Inc.	83,830
4,400	KONE Oyj	222,944
944	Koninklijke Boskalis Westminster NV	34,695
30,970	Korn/Ferry International	712,620

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Industrials (4.3%) - continued
200	Kuehne & Nagel International AG	$28,053
800	Kurita Water Industries, Ltd.	17,732
28,381	Lincoln Electric Holdings, Inc.	1,761,325
9,545	Manpower, Inc.	662,423
2,900	Marubeni Corporation	13,482
28,350	Masco Corporation	1,034,208
6,300	Meggitt plc	36,489
39,610	Meritor, Inc.[e]	331,932
9,167	Middleby Corporation[e]	1,103,524
1,700	MIRAIT Holdings Corporation	18,104
2,000	Mitsuboshi Belting, Ltd.	16,852
2,460	Moog, Inc.[e]	135,472
13,641	MSA Safety, Inc.	762,259
1,990	Mueller Industries, Inc.	67,740
30,668	Navigant Consulting, Inc.[e]	604,466
10,534	Nielsen Holdings plc	567,361
1,800	Nikkon Holdings Company, Ltd.	35,934
3,000	Nippon Express Company, Ltd.	15,133
3,100	Nitto Kogyo Corporation	42,453
6,568	Nordson Corporation	579,889
6,400	Norfolk Southern Corporation	574,592
3,180	Northrop Grumman Corporation	688,883
7,176	Old Dominion Freight Line, Inc.[e]	499,880
23,480	On Assignment, Inc.[e]	867,586
41,614	Oshkosh Corporation	2,292,515
2,150	Owens Corning, Inc.	113,757
1,020	Parker Hannifin Corporation	116,474
24,530	Pentair, Ltd.	1,565,505
36,716	PGT, Inc.[e]	440,592
16,308	Proto Labs, Inc.[e]	897,592
5,610	Quanex Building Products Corporation	112,144
700	Randstad Holding NV	30,114
33,500	Raven Industries, Inc.	695,460
4,300	Raytheon Company	599,979
8,020	Resources Connection, Inc.	119,498
2,820	Rexnord Corporation[e]	60,038
132	Rieter Holding AG	27,814
4,656	Ritchie Brothers Auctioneers, Inc.	154,579
2,900	Rockwell Automation, Inc.	331,760
12,880	Rockwell Collins, Inc.	1,089,906
6,264	Roper Industries, Inc.	1,067,135
1,785	Ryder System, Inc.	117,632
13,098	Saia, Inc.[e]	378,401
2,600	Sanwa Holdings Corporation	27,033
300	Schindler Holding AG	57,521
900	Siemens AG	97,692
500	Skanska AB	10,629
4,220	SkyWest, Inc.	121,409
75,271	Southwest Airlines Company	2,785,780
11,050	SPX FLOW, Inc.[e]	301,444
14,594	Tennant Company	935,184
4,730	Tetra Tech, Inc.	155,759
6,218	Textron, Inc.	242,502
3,970	Toro Company	365,042
400	TOTO, Ltd.	17,142
29,120	TransUnion[e]	952,806
2,460	TrueBlue, Inc.[e]	54,932
7,369	Tyco International plc	335,805
1,530	UniFirst Corporation	178,826
12,230	Union Pacific Corporation	1,138,002
10,150	United Continental Holdings, Inc.[e]	475,934
10,200	United Parcel Service, Inc.	1,102,620
9,008	United Rentals, Inc.[e]	717,667
5,238	Universal Forest Products, Inc.	566,333
13,179	Universal Truckload Services, Inc.	197,026

Shares	Common Stock (34.1%)	Value

Industrials (4.3%) - continued
8,920	WABCO Holdings, Inc.[e]	$894,408
2,260	Wabtec Corporation	154,810
13,587	WageWorks, Inc.[e]	839,813
31,148	Waste Connections, Inc.	2,319,903
2,525	Watsco, Inc.	363,701
672	WSP Global, Inc.	20,145
28,890	Xylem, Inc.	1,381,231
8,740	YRC Worldwide, Inc.[e]	103,744
400	Yuasa Trading Company, Ltd.	8,784

	Total	86,253,568

Information Technology (6.1%)
3,239	Advanced Energy Industries, Inc.[e]	131,892
47,640	Agilent Technologies, Inc.	2,291,960
18,030	Akamai Technologies, Inc.[e]	911,056
6,220	Alliance Data Systems Corporation[e]	1,440,676
5,452	Alphabet, Inc., Class Ae	4,314,386
4,164	Alphabet, Inc., Class Ce	3,201,242
15,657	Ambarella, Inc.[e]	907,793
20,350	Amkor Technology, Inc.[e]	128,001
32,688	Amphenol Corporation	1,945,590
1,330	Analog Devices, Inc.	84,894
2,545	ANSYS, Inc.[e]	227,421
32,384	Apple, Inc.	3,374,737
65,738	Applied Materials, Inc.	1,728,252
29,743	Arista Networks, Inc.[e]	2,119,784
14,660	ARRIS International plc[e]	399,338
20,086	Aspen Technology, Inc.[e]	841,403
365	AtoS	35,780
6,840	AVX Corporation	93,434
9,500	Bankrate, Inc.[e]	75,715
6,530	Belden, Inc.	478,061
20,210	Blackhawk Network Holdings, Inc.[e]	703,106
59,670	Booz Allen Hamilton Holding Corporation	1,842,610
940	Broadcom, Ltd.	152,261
11,270	Broadridge Financial Solutions, Inc.	762,754
15,094	Brocade Communications Systems, Inc.	140,374
39,179	Brooks Automation, Inc.	490,913
11,540	CA, Inc.	399,861
8,825	Cabot Microelectronics Corporation	464,372
9,608	CACI International, Inc.[e]	915,931
1,700	Canon, Inc.	48,245
15,603	Cavium, Inc.[e]	728,192
3,790	CDK Global, Inc.	219,024
2,080	Check Point Software Technologies, Ltd.[e]	159,910
30,970	Ciena Corporation[e]	594,314
5,100	Cirrus Logic, Inc.[e]	247,809
146,100	Cisco Systems, Inc.	4,460,433
1,130	Citrix Systems, Inc.[e]	100,717
20,179	Cognex Corporation	911,485
8,600	Cognizant Technology Solutions Corporation[e]	494,414
3,510	Coherent, Inc.[e]	372,235
27,750	CommVault Systems, Inc.[e]	1,435,785
2,470	comScore, Inc.[e]	64,097
3,800	Comtech Telecommunications Corporation	49,666
14,570	Convergys Corporation	388,290
22,240	CoreLogic, Inc.[e]	895,827
10,950	Corning, Inc.	243,309
38,948	Criteo SA ADR[e]	1,721,112
3,500	CTS Corporation	66,885
12,765	DST Systems, Inc.	1,574,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Information Technology (6.1%) - continued
11,230	EarthLink Holdings Corporation	$76,139
20,450	eBay, Inc.[e]	637,222
26,850	EMC Corporation	759,318
19,130	Envestnet, Inc.[e]	730,192
7,370	EVERTEC, Inc.	126,764
6,050	ExlService Holdings, Inc.[e]	299,536
6,036	F5 Networks, Inc.[e]	744,963
12,050	Fabrinet[e]	455,008
39,210	Facebook, Inc.[e]	4,859,687
8,706	FEI Company	926,493
42,540	Finisar Corporation[e]	798,050
10,070	Fitbit, Inc.[e]	137,556
43,500	FLIR Systems, Inc.	1,417,230
41,824	Fortinet, Inc.[e]	1,450,875
3,600	FUJIFILM Holdings NPV	129,162
41,032	Guidewire Software, Inc.[e]	2,522,237
300	Hoya Corporation	10,644
10,390	HP, Inc.	145,564
4,775	IAC/InterActiveCorporation	276,759
13,610	Imperva, Inc.[e]	641,303
35,280	Intel Corporation	1,229,861
500	ITOCHU Techno-Solutions Corporation	12,006
34,704	Ixia[e]	399,096
29,791	Juniper Networks, Inc.	675,958
2,640	Keysight Technologies, Inc.[e]	77,194
400	Kyocera Corporation	18,950
14,640	Lam Research Corporation	1,314,233
7,160	Liberty Tripadvisor Holdings, Inc.[e]	169,477
14,630	Lionbridge Technologies, Inc.[e]	65,981
3,630	Littelfuse, Inc.	453,823
15,650	M/A-COM Technology Solutions Holdings, Inc.[e]	618,332
7,748	Manhattan Associates, Inc.[e]	449,771
22,035	Marvell Technology Group, Ltd.	258,911
10,329	Maxim Integrated Products, Inc.	421,217
3,060	MAXIMUS, Inc.	180,295
14,155	Methode Electronics, Inc.	495,850
40,410	Microsemi Corporation[e]	1,575,990
80,800	Microsoft Corporation	4,579,744
12,700	Mobileye NVe	608,457
27,956	Monolithic Power Systems, Inc.	2,032,960
8,513	Nanometrics, Inc.[e]	170,601
31,120	National Instruments Corporation	892,522
1,600	NEC Networks & System Integration Corporation	29,392
500	Nice, Ltd.	34,356
10,766	Nice, Ltd. ADR	739,086
800	NS Solutions Corporation	15,103
86,597	NVIDIA Corporation	4,944,689
17,124	NXP Semiconductors NVe	1,439,957
91,000	Oclaro, Inc.[e]	521,430
6,770	ON Semiconductor Corporation[e]	67,903
81,710	Oracle Corporation	3,353,378
100	Oracle Corporation Japan	6,084
2,066	Palo Alto Networks, Inc.[e]	270,419
46,890	Pandora Media, Inc.[e]	637,704
20,200	Paylocity Holding Corporation[e]	901,728
65,919	PayPal Holdings, Inc.[e]	2,454,824
25,939	Pegasystems, Inc.	723,698
30,929	Progress Software Corporation[e]	898,797
27,832	Proofpoint, Inc.[e]	2,111,614
14,500	PTC, Inc.[e]	576,085
15,224	Q2 Holdings, Inc.[e]	451,848
4,050	QUALCOMM, Inc.	253,449
2,490	Qualys, Inc.[e]	78,161

Shares	Common Stock (34.1%)	Value

Information Technology (6.1%) - continued
14,080	RealPage, Inc.[e]	$354,112
15,520	Red Hat, Inc.[e]	1,168,501
55,400	Salesforce.com, Inc.[e]	4,531,720
100	SAP SE	8,752
2,930	ScanSource, Inc.[e]	120,218
9,102	ServiceNow, Inc.[e]	681,922
2,100	Shinko Electric Industries Company, Ltd.	11,494
19,020	ShoreTel, Inc.[e]	139,607
13,400	SS&C Technologies Holdings, Inc.	431,748
4,000	Symantec Corporation	81,720
26,084	Synopsys, Inc.[e]	1,412,709
1,360	Talend SAe	34,680
1,140	Tech Data Corporation[e]	88,840
59,066	Teradyne, Inc.	1,166,553
3,010	Tessera Technologies, Inc.	96,741
20,330	Texas Instruments, Inc.	1,418,017
9,150	Trimble Navigation, Ltd.[e]	241,926
7,569	Tyler Technologies, Inc.[e]	1,233,898
10,487	Ultimate Software Group, Inc.[e]	2,192,832
200	United Internet AG	8,852
58,274	Virtusa Corporation[e]	1,585,053
39,810	Visa, Inc.	3,107,171
47,730	Xilinx, Inc.	2,438,048

	Total	122,290,403

Materials (2.0%)
13,975	Agnico Eagle Mines, Ltd.	812,506
300	Air Liquide SA	31,984
5,860	Air Products and Chemicals, Inc.	875,601
8,806	Albemarle Corporation	741,201
73,189	Alcoa, Inc.	777,267
900	Amcor, Ltd.	10,285
9,313	American Vanguard Corporation	138,577
8,398	Avery Dennison Corporation	654,120
13,371	Axalta Coating Systems, Ltd.[e]	381,742
8,732	Balchem Corporation	557,713
11,682	Ball Corporation	825,567
77,908	Barrick Gold Corporation	1,703,069
12,100	BHP Billiton, Ltd.	179,348
9,560	Boise Cascade Company[e]	259,745
10,630	Cabot Corporation	517,575
2,040	Carpenter Technology Corporation	80,070
93	CCL Industries, Inc.	16,646
21,630	Celanese Corporation	1,371,775
23,512	Chemtura Corporation[e]	660,452
6,551	Clearwater Paper Corporation[e]	412,123
5,540	Continental Building Products, Inc.[e]	129,913
500	Croda International plc	21,987
30,249	Crown Holdings, Inc.[e]	1,602,290
9,400	Daicel Corporation	105,415
2,000	Denki Kagaku Kogyo KK	8,673
12,510	Dow Chemical Company	671,412
2,841	Eagle Materials, Inc.	238,502
2,090	Eastman Chemical Company	136,331
54,109	Eldorado Gold Corporation	221,306
300	Evonik Industries AG	9,358
15,020	Ferroglobe plc	139,986
33,252	FMC Corporation	1,580,800
60,509	Freeport-McMoRan, Inc.	784,197
53,053	Goldcorp, Inc.	948,588
10,440	Graphic Packaging Holding Company	142,402
1,200	Hexpol AB	10,677
3,554	Ingevity Corporation[e]	136,012
2,240	Innophos Holdings, Inc.	96,454
6,029	Innospec, Inc.	303,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (34.1%)	Value

Materials (2.0%) - continued
35,822	International Paper Company	$1,641,006
800	JFE Holdings, Inc.	10,426
1,000	JSR Corporation	13,659
17,290	KapStone Paper and Packaging Corporation	246,901
93,384	Kinross Gold Corporation[e]	482,795
3,270	Koppers Holdings, Inc.[e]	103,397
3,618	Martin Marietta Materials, Inc.	733,188
2,500	Materion Corporation	66,025
4,323	Minerals Technologies, Inc.	282,119
4,800	Mitsubishi Chemical Holdings Corporation	25,927
2,000	Mitsubishi Gas Chemical Company, Inc.	11,394
6,000	Mitsubishi Materials Corporation	15,768
35,780	Mosaic Company	966,060
25,695	Myers Industries, Inc.	384,140
43,128	Newmont Mining Corporation	1,897,632
200	Nippon Shokubai Company, Ltd.	12,579
19,851	Norsk Hydro ASA	85,117
1,000	Novozymes AS	49,079
27,840	Nucor Corporation	1,493,338
3,000	Oji Holdings Corporation	12,511
12,280	OMNOVA Solutions, Inc.[e]	116,292
5,400	Orora, Ltd.	11,831
48,647	Owens-Illinois, Inc.[e]	914,077
31,986	Packaging Corporation of America	2,389,034
3,870	PolyOne Corporation	135,721
8,810	Rayonier Advanced Materials, Inc.	121,314
6,250	Reliance Steel & Aluminum Company	490,250
310	Rio Tinto, Ltd.	11,830
5,036	Royal Gold, Inc.	425,743
6,810	Schnitzer Steel Industries, Inc.	132,727
11,354	Scotts Miracle-Gro Company	837,357
15,470	Sealed Air Corporation	729,875
23,717	Silver Wheaton Corporation	660,993
16,730	Sonoco Products Company	852,059
56,989	Steel Dynamics, Inc.	1,528,445
9,930	Stillwater Mining Company[e]	151,929
1,000	Sumitomo Metal Mining Company, Ltd.	12,020
2,000	Sumitomo Seika Chemicals Company, Ltd.	12,041
41,420	Teck Resources, Ltd.	659,821
2,000	Tosoh Corporation	10,148
3,799	UPM-Kymmene Oyj	78,345
7,619	Vulcan Materials Company	944,604
21,327	Westrock Company	915,142
78,423	Yamana Gold, Inc.	447,795
3,629	Yara International ASA	118,310

	Total	39,535,511

Telecommunications Services (0.2%)
16,090	AT&T, Inc.	696,536
695	BCE, Inc.	33,285
33,770	Cincinnati Bell, Inc.[e]	168,850
3,400	Elisa Oyj	123,354
5,530	FairPoint Communications, Inc.[e]	89,531
2,400	Freenet AG	67,015
7,370	General Communication, Inc.[e]	113,424
7,010	Inteliquent, Inc.	144,056
40,821	KCOM Group plc	59,427
11,459	Level 3 Communications, Inc.[e]	579,825
200	Millicom International Cellular SA	10,679
900	Nippon Telegraph & Telephone Corporation	42,768

Shares	Common Stock (34.1%)	Value

Telecommunications Services (0.2%) - continued
3,300	Orange SA	$50,646
1,200	Proximus SA	37,459
13,885	SBA Communications Corporation[e]	1,596,775
4,000	Telefonica Deutschland Holding AG	16,332
23,573	Verizon Communications, Inc.	1,306,180
22,400	Vonage Holdings Corporation[e]	132,832

	Total	5,268,974

Utilities (0.9%)
13,310	Alliant Energy Corporation	535,727
12,580	American States Water Company	543,456
15,250	Aqua America, Inc.	528,260
7,040	Artesian Resources Corporation	239,994
26,470	Avista Corporation	1,151,445
13,990	CenterPoint Energy, Inc.	334,641
700	Chubu Electric Power Company, Inc.	10,284
5,950	Consolidated Water Company, Ltd.	79,908
1,300	E.ON SE	13,942
17,740	Edison International, Inc.	1,372,721
19,600	Electricidade de Portugal SA	67,233
3,900	Enagas SA	118,899
33,620	Eversource Energy	1,966,434
12,870	Exelon Corporation	479,794
10,340	Great Plains Energy, Inc.	307,925
48,180	MDU Resources Group, Inc.	1,158,729
3,000	Middlesex Water Company	123,930
1,590	New Jersey Resources Corporation	59,212
28,000	Osaka Gas Company, Ltd.	113,004
41,810	PG&E Corporation	2,673,331
4,910	Portland General Electric Company	214,420
18,270	Public Service Enterprise Group, Inc.	840,603
14,100	Redes Energeticas Nacionais SGPS SA	42,883
8,520	Renewable Energy Group, Inc.[e]	83,070
17,700	Southern Company	946,950
14,316	Southwest Gas Corporation	1,109,490
12,209	Spire, Inc.	847,305
2,000	Toho Gas Company, Ltd.	17,601
1,900	Tokyo Electric Power Company, Inc.[e]	7,452
5,600	United Utilities Group plc	75,337
1,771	Unitil Corporation	77,464
18,200	Vectren Corporation	941,486
600	Veolia Environnement SA	13,298
3,680	WEC Energy Group, Inc.	238,869

	Total	17,335,097

	Total Common Stock (cost $610,383,375)	684,710,757

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Asset-Backed Securities (0.7%)
	Access Group, Inc.
163,315	0.988%, 2/25/2036[f,g]	159,497
	Ares CLO, Ltd.
450,000	1.957%, 10/12/2023*,g	448,120
	BA Credit Card Trust
250,000	0.861%, 6/15/2021[g]	250,030
	Betony CLO, Ltd.
125,000	2.190%, 4/15/2027*,g	124,286
	Capital One Multi-Asset Execution Trust
500,000	0.861%, 1/18/2022[g]	500,013
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	176,316
150,000	1.620%, 7/15/2020	151,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Asset-Backed Securities (0.7%) - continued
$500,000	0.891%, 5/17/2021[g]	$500,716
	Chesapeake Funding II, LLC
350,000	1.880%, 6/15/2028[f]	350,428
	Chesapeake Funding, LLC
63,798	0.920%, 1/7/2025[f,g]	63,780
	Countrywide Asset-Backed Certificates
11,884	5.328%, 4/25/2047	11,867
	DRB Prime Student Loan Trust
391,355	3.200%, 1/25/2040*	399,562
492,433	2.890%, 6/25/2040[f]	494,063
	Earnest Student Loan Program
1,110,571	3.020%, 5/25/2034[f]	1,113,217
	Edlinc Student Loan Funding Trust
114,066	3.388%, 10/1/2025*,g	114,885
	Enterprise Fleet Financing, LLC
117,276	0.870%, 9/20/2019[f]	117,010
	FirstEnergy Ohio PIRB Special Purpose Trust
18,951	0.679%, 1/15/2019	18,896
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[f]	178,372
	GoldenTree Loan Opportunities IX, Ltd.
150,000	2.262%, 10/29/2026*,g	149,895
	Golub Capital Partners CLO 23M, Ltd.
400,000	2.118%, 5/5/2027*,g	397,586
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	427,049
400,000	3.246%, 12/15/2047	428,800
	Morgan Stanley Capital, Inc.
499,863	0.638%, 2/25/2037[g]	292,385
	NCF Dealer Floorplan Master Trust
500,000	3.737%, 3/21/2022*,g	490,305
	OneMain Financial Issuance Trust
300,000	4.100%, 3/20/2028[f]	309,103
	OZLM VIII, Ltd.
140,000	2.119%, 10/17/2026*,g	139,601
	Race Point IX CLO, Ltd.
325,000	2.190%, 4/15/2027*,g	323,107
	Renaissance Home Equity Loan Trust
2,251,912	5.746%, 5/25/2036[h]	1,477,159
1,737,419	6.011%, 5/25/2036[h]	1,185,499
	SLM Student Loan Trust
223,245	1.081%, 8/15/2022[f,g]	223,188
43,714	1.115%, 4/25/2023[f,g]	43,674
200,000	1.531%, 5/17/2027[f,g]	200,091
	Sofi Consumer Loan Program, LLC
700,000	3.260%, 8/25/2025[f]	705,001
	SoFi Professional Loan Program, LLC
282,931	2.420%, 3/25/2030[f]	284,473
	Vericrest Opportunity Loan Transferee
488,194	3.375%, 10/25/2058*,h	485,168
	Vericrest Opportunity Loan Trust
427,531	4.250%, 3/26/2046[f,h]	432,960

	Total	13,167,506

Basic Materials (0.1%)
	Albemarle Corporation
40,000	3.000%, 12/1/2019	40,752
	Anglo American plc
291,000	3.625%, 5/14/2020[f,i]	281,543

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Basic Materials (0.1%) - continued
	ArcelorMittal SA
$275,000	6.500%, 3/1/2021[i]	$290,125
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	92,229
	Glencore Funding, LLC
65,000	1.739%, 4/16/2018[f,g]	63,050
126,000	2.875%, 4/16/2020[f]	122,493
	NOVA Chemicals Corporation
425,000	5.250%, 8/1/2023[f]	438,281
	Novelis, Inc.
140,000	8.375%, 12/15/2017	142,975
190,000	8.750%, 12/15/2020	198,075
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024	137,148

	Total	1,806,671

Capital Goods (0.3%)
	AECOM
360,000	5.875%, 10/15/2024	386,100
	Aircastle, Ltd.
320,000	5.000%, 4/1/2023	335,616
	Ball Corporation
175,000	4.375%, 12/15/2020	187,469
	Building Materials Corporation of America
255,000	6.000%, 10/15/2025[f]	276,037
	Cemex Finance, LLC
350,000	9.375%, 10/12/2022[f]	386,312
	CNH Industrial Capital, LLC
330,000	4.375%, 11/6/2020[i]	339,497
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	284,281
	Fortive Corporation
150,000	1.800%, 6/15/2019[f]	151,170
	General Electric Company
229,000	5.000%, 12/29/2049[j]	246,748
	HD Supply, Inc.
325,000	5.750%, 4/15/2024[f]	346,076
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[f]	420,000
	L-3 Communications Corporation
168,000	3.950%, 5/28/2024	179,200
	Lockheed Martin Corporation
149,000	2.500%, 11/23/2020	154,667
168,000	4.500%, 5/15/2036	196,143
	Newell Rubbermaid, Inc.
84,000	2.600%, 3/29/2019	86,390
126,000	5.500%, 4/1/2046	156,869
	Northrop Grumman Corporation
120,000	3.850%, 4/15/2045	129,747
	Owens-Brockway Glass Container, Inc.
375,000	5.000%, 1/15/2022[f]	391,875
	Pentair Finance SA
105,000	2.900%, 9/15/2018	105,833
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	133,420
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	282,032
	Roper Industries, Inc.
229,000	2.050%, 10/1/2018	231,655
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[f]	156,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Capital Goods (0.3%) - continued
	Textron, Inc.
$60,000	5.600%, 12/1/2017	$63,095
150,000	7.250%, 10/1/2019	173,606
	United Rentals North America, Inc.
550,000	5.500%, 7/15/2025	565,405
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	37,185

	Total	6,402,803

Collateralized Mortgage Obligations (0.7%)
	Alm Loan Funding CLO
140,000	2.109%, 10/17/2026*,g	139,519
	Apidos CLO XVIII
135,000	2.114%, 7/22/2026*,g	134,886
	Babson CLO, Ltd.
140,000	2.069%, 10/17/2026*,g	139,176
	BCAP, LLC Trust
398,218	0.668%, 3/25/2037[g]	369,818
	Birchwood Park CLO, Ltd.
140,000	2.120%, 7/15/2026*,g	139,586
	BlueMountain CLO, Ltd.
140,000	2.160%, 10/15/2026*,g	139,929
	Carlyle Global Market Strategies CLO, Ltd.
150,000	1.996%, 7/20/2023*,g	149,562
150,000	2.180%, 10/15/2026*,g	149,805
	Cent CLO 16, LP
140,000	1.887%, 8/1/2024*,g	139,944
	Cent CLO 22, Ltd.
150,000	2.112%, 11/7/2026*,g	149,604
	Citigroup Mortgage Loan Trust, Inc.
201,534	5.500%, 11/25/2035	192,825
	CitiMortgage Alternative Loan Trust
660,569	5.750%, 4/25/2037	565,999
	Countrywide Alternative Loan Trust
171,038	2.674%, 10/25/2035	138,764
120,925	6.500%, 8/25/2036	83,552
131,424	6.000%, 1/25/2037	119,489
590,704	5.500%, 5/25/2037	487,608
542,505	7.000%, 10/25/2037	364,922
	Countrywide Home Loans, Inc.
233,827	5.750%, 4/25/2037	200,100
	Deutsche Alt-A Securities Mortgage Loan Trust
174,234	6.000%, 10/25/2021	155,778
	Dryden 34 Senior Loan Fund CLO
140,000	2.110%, 10/15/2026*,g	139,544
	Federal Home Loan Mortgage Corporation
1,024,362	4.000%, 7/15/2031[k]	91,896
424,036	3.000%, 2/15/2033[k]	49,049
	Federal National Mortgage Association
879,611	3.500%, 1/25/2033[k]	112,188
	Galaxy XX CLO, Ltd.
450,000	2.146%, 7/20/2027*,g	446,653
	J.P. Morgan Mortgage Trust
379,166	2.779%, 10/25/2036	341,444
528,103	0.868%, 1/25/2037[g]	283,390
624,649	6.250%, 8/25/2037	471,645
	Limerock CLO III, LLC
450,000	2.226%, 10/20/2026*,g	449,649
	Madison Park Funding XIV CLO, Ltd.
150,000	2.146%, 7/20/2026*,g	149,765

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Collateralized Mortgage Obligations (0.7%) - continued
	Madison Park Funding, Ltd.
$400,000	1.916%, 8/15/2022*,g	$398,496
	Magnetite XII, Ltd.
450,000	2.180%, 4/15/2027*,g	447,607
	MASTR Alternative Loans Trust
172,050	6.500%, 7/25/2034	173,860
323,258	0.938%, 12/25/2035[g]	154,600
	Merrill Lynch Alternative Note Asset Trust
160,298	6.000%, 3/25/2037	128,237
	Mountain View CLO, Ltd.
450,000	2.140%, 7/15/2027*,g	444,913
	Neuberger Berman CLO, Ltd.
100,000	2.107%, 8/4/2025*,g	99,870
	NZCG Funding CLO, Ltd.
450,000	2.284%, 4/27/2027*,g	447,295
	Octagon Investment Partners XX CLO, Ltd.
140,000	2.068%, 8/12/2026*,g	139,451
	OHA Loan Funding, Ltd.
450,000	2.226%, 10/20/2026*,g	450,399
	Pretium Mortgage Credit Partners, LLC
842,415	4.375%, 11/27/2030*	846,870
	Residential Asset Securitization Trust
543,285	0.868%, 8/25/2037[g]	150,219
	Sequoia Mortgage Trust
367,731	3.109%, 9/20/2046	295,654
	Shackleton VII CLO, Ltd.
450,000	2.220%, 4/15/2027*,g	448,314
	Sunset Mortgage Loan Company, LLC
600,000	3.844%, 7/16/2047*,h	600,000
	Symphony CLO VIII, Ltd.
130,417	1.574%, 1/9/2023*,g	130,096
	Symphony CLO XV, Ltd.
450,000	2.129%, 10/17/2026*,g	448,866
	TBW Mortgage-Backed Trust
1,285,849	5.965%, 7/25/2037	824,688
	Voya CLO 3, Ltd.
140,000	2.135%, 7/25/2026*,g	139,446
	WaMu Mortgage Pass Through Certificates
108,537	2.482%, 9/25/2036	98,196
217,808	2.496%, 10/25/2036	189,239
	Washington Mutual Mortgage Pass Through Certificates
380,831	7.000%, 2/25/2036	281,025
	Washington Mutual Mortgage Pass- Through Certificates
575,166	1.205%, 2/25/2047[g]	405,474

	Total	14,238,904

Commercial Mortgage-Backed Securities (0.4%)
	Citigroup Commercial Mortgage Trust
257,410	1.102%, 11/10/2046	257,278
	Commercial Mortgage Pass-Through Certificates
360,000	1.523%, 6/8/2030[f,g]	360,678
	Credit Suisse First Boston Mortgage Securities
1,195,046	5.542%, 1/15/2049	1,204,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Commercial Mortgage-Backed Securities (0.4%) - continued
	Credit Suisse Mortgage Capital Certificates
$229,426	5.509%, 9/15/2039	$229,225
	Federal National Mortgage Association
51,991	1.272%, 1/25/2017	51,984
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	927,523
	GS Mortgage Securities Trust
700,000	3.666%, 9/10/2047	771,470
700,000	3.734%, 11/10/2048	780,160
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.699%, 2/12/2049	767,560
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	349,750
	Morgan Stanley Bank of America Merrill Lynch Trust
450,000	3.635%, 10/15/2048	496,287
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	457,290
	SCG Trust
150,000	1.881%, 11/15/2026[f,g]	150,022
	UBS Commercial Mortgage Trust
599,640	3.400%, 5/10/2045	646,372
	WFRBS Commercial Mortgage Trust
450,000	2.870%, 11/15/2045	475,487

	Total	7,925,511

Communications Services (0.7%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	215,419
	Altice Financing SA
295,000	6.625%, 2/15/2023[f]	295,555
	Altice US Finance I Corporation
180,000	5.500%, 5/15/2026[f]	186,300
	AMC Networks, Inc.
505,000	5.000%, 4/1/2024	513,838
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	99,516
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,621
210,000	3.300%, 2/15/2021	220,795
115,000	3.450%, 9/15/2021	121,437
	AT&T, Inc.
65,000	5.875%, 10/1/2019	73,535
60,000	1.561%, 6/30/2020[g]	59,933
112,000	3.875%, 8/15/2021	121,937
95,000	3.000%, 6/30/2022	98,517
294,000	6.350%, 3/15/2040	375,060
125,000	5.550%, 8/15/2041	145,999
170,000	5.150%, 3/15/2042	191,454
95,000	4.750%, 5/15/2046	100,600
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[f]	112,299
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[f]	427,000
	CenturyLink, Inc.
285,000	6.450%, 6/15/2021	304,237
65,000	7.500%, 4/1/2024	69,388

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Communications Services (0.7%) - continued
	Charter Communications Operating, LLC
$167,000	6.834%, 10/23/2055[f]	$208,820
113,000	3.579%, 7/23/2020[f]	118,966
168,000	4.908%, 7/23/2025[f]	185,498
	Clear Channel Worldwide Holdings, Inc.
390,000	6.500%, 11/15/2022	403,650
	Columbus International, Inc.
350,000	7.375%, 3/30/2021[f]	373,524
	Comcast Corporation
140,000	2.750%, 3/1/2023	147,054
360,000	4.400%, 8/15/2035	413,352
58,000	4.650%, 7/15/2042	68,412
253,000	4.750%, 3/1/2044	306,110
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[f]	79,257
	Crown Castle International Corporation
196,000	3.400%, 2/15/2021	205,978
371,000	5.250%, 1/15/2023	424,669
75,000	3.700%, 6/15/2026	78,996
	Digicel, Ltd.
480,000	6.000%, 4/15/2021*	445,800
	Dish DBS Corporation
335,000	5.875%, 7/15/2022	334,792
	FairPoint Communications, Inc.
265,000	8.750%, 8/15/2019[f]	264,338
	Frontier Communications Corporation
405,000	8.875%, 9/15/2020	435,249
	Hughes Satellite Systems Corporation
247,000	6.500%, 6/15/2019	268,304
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024	377,550
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	136,500
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	90,558
	Quebecor Media, Inc.
235,000	5.750%, 1/15/2023	245,575
	S&P Global, Inc.
168,000	3.300%, 8/14/2020	175,616
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	135,827
	SFR Group SA
435,000	6.000%, 5/15/2022[f]	424,125
	Sprint Communications, Inc.
250,000	9.000%, 11/15/2018[f]	270,938
	Sprint Corporation
265,000	7.625%, 2/15/2025	236,513
	Telefonica Emisiones SAU
97,000	3.192%, 4/27/2018	99,529
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	209,513
	Time Warner, Inc.
84,000	3.600%, 7/15/2025	90,570
95,000	6.250%, 3/29/2041	125,920
	T-Mobile USA, Inc.
390,000	6.125%, 1/15/2022	410,719
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[f]	172,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Communications Services (0.7%) - continued
	Univision Communications, Inc.
$185,000	5.125%, 5/15/2023[f]	$190,088
	UPCB Finance V, Ltd.
247,500	7.250%, 11/15/2021[f]	259,875
	Verizon Communications, Inc.
130,000	1.426%, 6/17/2019[g]	131,618
440,000	3.000%, 11/1/2021	464,665
378,000	5.150%, 9/15/2023	443,131
20,000	5.050%, 3/15/2034	22,549
117,000	4.272%, 1/15/2036	122,311
278,000	4.522%, 9/15/2048	296,677

	Total	13,649,001

Consumer Cyclical (0.4%)
	Automatic Data Processing, Inc.
40,000	3.375%, 9/15/2025	43,849
	Cinemark USA, Inc.
460,000	4.875%, 6/1/2023	469,200
	CVS Health Corporation
40,000	2.250%, 8/12/2019	41,144
320,000	4.875%, 7/20/2035	382,583
140,000	5.125%, 7/20/2045	178,061
	Delphi Automotive plc
210,000	3.150%, 11/19/2020	218,168
	eBay, Inc.
85,000	2.500%, 3/9/2018	86,572
	Ford Motor Company
56,000	7.450%, 7/16/2031	76,963
	Ford Motor Credit Company, LLC
470,000	5.000%, 5/15/2018	496,883
200,000	2.943%, 1/8/2019	205,440
	General Motors Company
80,000	6.600%, 4/1/2036	98,950
155,000	6.250%, 10/2/2043	186,992
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	282,184
126,000	3.700%, 11/24/2020	130,559
84,000	4.200%, 3/1/2021	88,638
135,000	4.300%, 7/13/2025	141,125
	Hilton Worldwide Finance, LLC
400,000	5.625%, 10/15/2021	414,516
	Home Depot, Inc.
64,000	2.625%, 6/1/2022	67,361
105,000	3.000%, 4/1/2026	113,043
126,000	4.250%, 4/1/2046	148,423
	Hyundai Capital America
126,000	2.400%, 10/30/2018[f]	127,758
126,000	3.000%, 10/30/2020[f]	130,858
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	289,781
	KB Home
140,000	4.750%, 5/15/2019	143,150
	L Brands, Inc.
275,000	5.625%, 2/15/2022	303,187
	Lennar Corporation
275,000	4.125%, 12/1/2018	282,562
275,000	4.875%, 12/15/2023	283,937
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	130,735
	MGM Resorts International
360,000	6.000%, 3/15/2023[i]	389,477
	PulteGroup, Inc.
490,000	4.250%, 3/1/2021	506,537

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Consumer Cyclical (0.4%) - continued
	Rite Aid Corporation
$345,000	6.125%, 4/1/2023[f]	$366,131
	Six Flags Entertainment Corporation
340,000	5.250%, 1/15/2021[f]	350,200
	Time Warner, Inc.
168,000	7.625%, 4/15/2031	239,357
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	45,444
74,000	4.000%, 12/31/2018	77,330
	West Corporation
290,000	5.375%, 7/15/2022[f]	270,425
	ZF North America Capital, Inc.
380,000	4.500%, 4/29/2022[f]	394,250

	Total	8,201,773

Consumer Non-Cyclical (0.7%)
	AbbVie, Inc.
110,000	2.500%, 5/14/2020	112,890
210,000	3.600%, 5/14/2025	222,694
210,000	4.450%, 5/14/2046	223,370
	Actavis Funding SCS
126,000	3.800%, 3/15/2025	133,898
255,000	4.550%, 3/15/2035	274,529
252,000	4.850%, 6/15/2044	278,875
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	88,537
	Amgen, Inc.
55,000	2.125%, 5/1/2020	56,245
84,000	2.700%, 5/1/2022	87,007
125,000	3.125%, 5/1/2025	131,906
	Anheuser-Busch InBev Finance, Inc.
90,000	1.897%, 2/1/2021[g]	92,503
469,000	3.650%, 2/1/2026	503,558
420,000	4.700%, 2/1/2036	486,830
210,000	4.900%, 2/1/2046	255,805
	Aramark Services, Inc.
250,000	4.750%, 6/1/2026[f]	252,500
	B&G Foods, Inc.
200,000	4.625%, 6/1/2021	205,500
	BAT International Finance plc
80,000	1.163%, 6/15/2018[f,g]	79,843
	Becton, Dickinson and Company
205,000	6.375%, 8/1/2019	233,986
	Biogen, Inc.
75,000	3.625%, 9/15/2022	80,511
	Boston Scientific Corporation
75,000	6.000%, 1/15/2020	85,305
125,000	3.850%, 5/15/2025	134,323
126,000	7.375%, 1/15/2040	175,233
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	126,675
120,000	3.500%, 11/24/2020	125,440
	Cardinal Health, Inc.
45,000	1.950%, 6/15/2018	45,508
48,000	4.900%, 9/15/2045	56,536
	Celgene Corporation
180,000	2.875%, 8/15/2020	187,083
40,000	3.550%, 8/15/2022	42,701
180,000	5.000%, 8/15/2045	209,457
	CHS/Community Health Systems, Inc.
380,000	7.125%, 7/15/2020[i]	345,564
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Consumer Non-Cyclical (0.7%) - continued
	Cigna Corporation
$15,000	5.375%, 2/15/2042	$18,446
	ConAgra Foods, Inc.
63,000	7.125%, 10/1/2026	82,323
	EMD Finance, LLC
85,000	1.006%, 3/17/2017[f,g]	84,971
96,000	2.950%, 3/19/2022[f]	99,001
	Energizer Holdings, Inc.
320,000	5.500%, 6/15/2025[f]	326,794
	Envision Healthcare Corporation
365,000	5.125%, 7/1/2022[f]	371,388
	Express Scripts Holding Company
84,000	3.900%, 2/15/2022	91,010
195,000	4.500%, 2/25/2026	216,960
34,000	3.400%, 3/1/2027	34,768
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	310,062
	Gilead Sciences, Inc.
45,000	2.550%, 9/1/2020	46,797
	Grifols Worldwide Operations, Ltd.
400,000	5.250%, 4/1/2022	417,000
	H. J. Heinz Company
125,000	3.500%, 7/15/2022[f]	134,176
	HCA, Inc.
275,000	3.750%, 3/15/2019	285,312
205,000	5.250%, 6/15/2026	217,300
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[f]	176,114
	JBS USA, LLC
275,000	5.750%, 6/15/2025[f]	268,125
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	196,743
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	61,532
	LifePoint Health, Inc.
275,000	5.500%, 12/1/2021	288,637
95,000	5.375%, 5/1/2024[f]	97,138
	McKesson Corporation
75,000	4.883%, 3/15/2044	88,882
	Mead Johnson Nutrition Company
84,000	3.000%, 11/15/2020	88,374
	Medtronic plc
420,000	4.375%, 3/15/2035	483,688
	Merck & Company, Inc.
65,000	1.005%, 2/10/2020[g]	65,070
30,000	3.700%, 2/10/2045	31,983
	Mondelez International, Inc.
91,000	1.157%, 2/1/2019[g]	90,729
	Mylan NV
170,000	3.000%, 12/15/2018[f]	175,176
65,000	3.750%, 12/15/2020[f]	68,675
245,000	3.150%, 6/15/2021[f]	252,676
	PepsiCo, Inc.
168,000	2.850%, 2/24/2026	178,719
	Pernod Ricard SA
150,000	3.250%, 6/8/2026[f]	155,038
	Perrigo Finance Unlimited Company
255,000	3.500%, 3/15/2021	264,356
	Reynolds American, Inc.
90,000	2.300%, 8/21/2017	91,007
257,000	5.700%, 8/15/2035	323,748
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[f]	151,357

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Consumer Non-Cyclical (0.7%) - continued
	SABMiller Holdings, Inc.
$64,000	3.750%, 1/15/2022[f]	$69,505
	Safeway, Inc.
4,000	3.400%, 12/1/2016	3,990
	Spectrum Brands Escrow Corporation
120,000	6.375%, 11/15/2020	125,250
	Spectrum Brands, Inc.
180,000	5.750%, 7/15/2025	194,850
	Tenet Healthcare Corporation
480,000	8.125%, 4/1/2022	495,600
	Teva Pharmaceutical Finance Netherlands III BV
173,000	2.200%, 7/21/2021	173,871
105,000	2.800%, 7/21/2023	106,821
80,000	4.100%, 10/1/2046	82,375
	Thermo Fisher Scientific, Inc.
63,000	3.000%, 4/15/2023	65,001
	TreeHouse Foods, Inc.
185,000	4.875%, 3/15/2022	191,197
	UnitedHealth Group, Inc.
380,000	4.625%, 7/15/2035	451,731
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[f]	473,100

	Total	14,152,907

Energy (0.4%)
	Anadarko Petroleum Corporation
125,000	4.850%, 3/15/2021	132,347
	Antero Resources Corporation
290,000	5.125%, 12/1/2022	270,425
	Boardwalk Pipelines, LP
102,000	5.875%, 11/15/2016	103,074
80,000	5.950%, 6/1/2026	83,801
	BP Capital Markets plc
164,000	3.062%, 3/17/2022	172,187
252,000	3.535%, 11/4/2024	267,971
45,000	3.119%, 5/4/2026	45,920
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	108,240
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	204,092
	CNOOC Nexen Finance
108,000	1.625%, 4/30/2017	108,133
	CNPC General Capital, Ltd.
72,000	2.750%, 4/19/2017[f]	72,708
	Columbia Pipeline Group, Inc.
165,000	2.450%, 6/1/2018	166,216
	Concho Resources, Inc.
205,000	6.500%, 1/15/2022	208,587
273,154	5.500%, 10/1/2022	271,105
	ConocoPhillips Company
105,000	4.200%, 3/15/2021	111,957
126,000	5.950%, 3/15/2046	151,955
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	145,409
	Devon Energy Corporation
130,000	3.250%, 5/15/2022	127,061
84,000	5.850%, 12/15/2025	92,280
	Ecopetrol SA
80,000	5.875%, 9/18/2023	83,600
	Enbridge Energy Partners, LP
84,000	4.375%, 10/15/2020	87,591
	Enbridge, Inc.
90,000	1.136%, 6/2/2017[g,i]	88,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Energy (0.4%) - continued
	Energy Transfer Partners, LP
$168,000	4.650%, 6/1/2021	$175,272
90,000	4.900%, 3/15/2035	84,284
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	79,763
63,000	4.850%, 7/15/2026	61,237
	Enterprise Products Operating, LLC
105,000	5.250%, 1/31/2020	116,694
48,000	5.100%, 2/15/2045	52,055
	EQT Corporation
53,000	5.150%, 3/1/2018	54,346
55,000	8.125%, 6/1/2019	63,212
150,000	4.875%, 11/15/2021	163,320
	Exxon Mobil Corporation
70,000	4.114%, 3/1/2046	78,599
	Kinder Morgan, Inc.
85,000	5.550%, 6/1/2045	85,218
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	135,648
	Marathon Oil Corporation
165,000	2.700%, 6/1/2020	157,114
	Marathon Petroleum Corporation
65,000	3.400%, 12/15/2020	67,513
60,000	4.750%, 9/15/2044	52,440
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	204,875
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	246,875
	Noble Energy, Inc.
73,000	5.625%, 5/1/2021	76,875
	Petrobras Global Finance BV
52,000	8.375%, 5/23/2021	54,977
	Petrobras International Finance Company
168,000	5.750%, 1/20/2020	167,681
	Petroleos Mexicanos
124,000	5.500%, 2/4/2019[f]	131,130
72,000	2.378%, 4/15/2025	73,836
	Pioneer Natural Resources Company
46,000	3.450%, 1/15/2021	47,454
85,000	4.450%, 1/15/2026	91,715
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	289,675
	Rice Energy, Inc.
275,000	6.250%, 5/1/2022	268,125
	Sabine Pass Liquefaction, LLC
275,000	5.625%, 3/1/2025	280,758
	Schlumberger Holdings Corporation
65,000	3.000%, 12/21/2020[f]	68,183
105,000	4.000%, 12/21/2025[f]	114,317
	Shell International Finance BV
60,000	1.080%, 5/11/2020[g]	59,251
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	100,192
	Sunoco Logistics Partners Operations, LP
285,000	4.400%, 4/1/2021	300,587
	Targa Resources Partners, LP
210,000	6.625%, 10/1/2020	214,725
	Weatherford International, Ltd.
315,000	8.250%, 6/15/2023[i]	293,738

	Total	7,615,204

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Financials (1.2%)
	ABN AMRO Bank NV
$200,000	4.750%, 7/28/2025[f]	$209,602
	ACE INA Holdings, Inc.
168,000	2.300%, 11/3/2020	173,438
125,000	4.350%, 11/3/2045	147,987
	AerCap Ireland Capital, Ltd.
80,000	3.750%, 5/15/2019	82,800
360,000	5.000%, 10/1/2021	392,580
	Aetna, Inc.
130,000	2.400%, 6/15/2021	132,514
180,000	2.800%, 6/15/2023	185,265
85,000	3.200%, 6/15/2026	87,141
130,000	4.250%, 6/15/2036	134,585
	Air Lease Corporation
75,000	2.125%, 1/15/2018	74,867
33,000	2.625%, 9/4/2018	33,370
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	182,925
200,000	4.125%, 3/30/2020	205,124
	American Express Credit Corporation
130,000	1.197%, 3/18/2019[g]	130,254
	American International Group, Inc.
55,000	3.300%, 3/1/2021	57,669
126,000	4.125%, 2/15/2024	135,542
55,000	3.900%, 4/1/2026	57,668
	Aon plc
63,000	3.875%, 12/15/2025	67,433
	Argos Merger Sub, Inc.
350,000	7.125%, 3/15/2023[f]	365,750
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	212,908
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	48,120
	Banco Santander Chile
155,000	1.565%, 4/11/2017[f,g]	155,000
	Bank of America Corporation
135,000	1.717%, 3/22/2018[g]	135,982
110,000	1.516%, 4/1/2019[g]	110,238
125,000	2.625%, 10/19/2020	127,773
200,000	3.300%, 1/11/2023	208,435
168,000	4.000%, 4/1/2024	181,210
170,000	4.000%, 1/22/2025	176,593
126,000	3.500%, 4/19/2026	131,543
208,000	5.875%, 2/7/2042	271,761
168,000	8.000%, 7/29/2049[j]	170,710
	Bank of New York Mellon Corporation
210,000	2.500%, 4/15/2021	217,568
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	56,897
	Barclays Bank plc
42,000	10.179%, 6/12/2021[f]	53,662
	Barclays plc
90,000	2.750%, 11/8/2019	90,593
168,000	3.650%, 3/16/2025	165,642
	BB&T Corporation
55,000	1.395%, 1/15/2020[g]	54,668
	Berkshire Hathaway, Inc.
105,000	2.750%, 3/15/2023	109,574
	BPCE SA
96,000	5.700%, 10/22/2023[f]	104,565
	Caisse Centrale Desjardins du Quebec
75,000	1.417%, 1/29/2018[f,g]	74,900
	Capital One Financial Corporation
70,000	6.150%, 9/1/2016	70,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Financials (1.2%) - continued
$90,000	2.450%, 4/24/2019	$92,006
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021	422,500
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	373,638
	Citigroup, Inc.
90,000	1.431%, 4/8/2019[g]	90,052
170,000	2.700%, 3/30/2021	173,064
89,000	4.050%, 7/30/2022	94,523
235,000	4.400%, 6/10/2025	249,817
126,000	4.125%, 7/25/2028	128,430
410,000	4.650%, 7/30/2045	462,790
	Citizens Bank NA
250,000	2.300%, 12/3/2018	253,231
	CoBank ACB
50,000	1.253%, 6/15/2022[g]	47,767
	Compass Bank
90,000	2.750%, 9/29/2019	89,632
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	75,864
	Credit Agricole SA
110,000	1.480%, 4/15/2019[f,g]	110,252
	Credit Suisse AG
73,000	5.400%, 1/14/2020	79,697
	Credit Suisse Group Funding, Ltd.
252,000	2.750%, 3/26/2020	252,176
168,000	3.750%, 3/26/2025	167,883
	CyrusOne, LP
275,000	6.375%, 11/15/2022	288,063
	Deutsche Bank AG
252,000	3.375%, 5/12/2021	251,751
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	104,115
	Discover Bank
190,000	8.700%, 11/18/2019	222,087
	Discover Financial Services
72,000	6.450%, 6/12/2017	74,800
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,945
90,000	4.375%, 6/15/2022	98,516
	ERP Operating, LP
32,000	3.375%, 6/1/2025	33,863
	European Investment Bank
165,000	1.875%, 3/15/2019	168,911
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	94,660
52,000	2.875%, 7/27/2020	54,033
55,000	2.875%, 10/1/2021	57,630
	GE Capital International Funding Company
350,000	4.418%, 11/15/2035	403,418
	Genworth Financial, Inc.
74,000	7.700%, 6/15/2020	66,415
	Goldman Sachs Group, Inc.
180,000	1.952%, 4/30/2018[g]	181,494
95,000	1.726%, 11/15/2018[g]	95,675
342,000	5.375%, 3/15/2020	381,514
75,000	1.875%, 4/23/2020[g]	75,225
336,000	5.250%, 7/27/2021	381,793
84,000	3.500%, 1/23/2025	87,432
175,000	4.800%, 7/8/2044	197,958
64,000	5.150%, 5/22/2045	70,174
145,000	4.750%, 10/21/2045	165,114

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Financials (1.2%) - continued
	Hartford Financial Services Group, Inc.
$219,000	5.125%, 4/15/2022	$250,375
	HBOS plc
213,000	6.750%, 5/21/2018[f]	229,379
	HCP, Inc.
265,000	4.000%, 12/1/2022	279,256
60,000	3.400%, 2/1/2025	58,916
	HSBC Bank plc
180,000	1.266%, 5/15/2018[f,g]	179,092
	HSBC Holdings plc
200,000	3.600%, 5/25/2023	207,220
200,000	3.900%, 5/25/2026	207,687
100,000	6.375%, 12/29/2049[j]	98,800
200,000	6.875%, 12/29/2049[j]	206,000
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,445
	Huntington National Bank
250,000	2.200%, 11/6/2018	253,336
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	214,463
	ING Capital Funding Trust III
90,000	4.231%, 12/29/2049[g,j]	88,875
	Intesa Sanpaolo SPA
170,000	5.250%, 1/12/2024	186,282
	J.P. Morgan Chase & Company
116,000	6.300%, 4/23/2019	130,592
60,000	2.250%, 1/23/2020	61,186
210,000	4.500%, 1/24/2022	234,813
126,000	3.200%, 1/25/2023	131,838
210,000	2.700%, 5/18/2023	213,233
120,000	3.625%, 5/13/2024	128,441
240,000	3.125%, 1/23/2025	246,595
135,000	3.300%, 4/1/2026	140,365
220,000	7.900%, 4/29/2049[j]	228,800
	KeyCorp
100,000	2.900%, 9/15/2020	104,096
	Liberty Mutual Group, Inc.
178,000	4.950%, 5/1/2022[f]	199,000
	Liberty Property, LP
246,000	3.750%, 4/1/2025	254,982
	Lincoln National Corporation
126,000	7.000%, 6/15/2040	163,081
	Lloyds Bank plc
85,000	1.175%, 3/16/2018[g]	84,303
	Merrill Lynch & Company, Inc.
252,000	6.400%, 8/28/2017	265,392
	MetLife, Inc.
125,000	4.050%, 3/1/2045	125,486
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	108,575
	Morgan Stanley
400,000	6.625%, 4/1/2018	433,344
120,000	1.995%, 4/25/2018[g]	121,402
75,000	1.874%, 1/27/2020[g]	75,288
105,000	2.500%, 4/21/2021	106,215
65,000	4.875%, 11/1/2022	71,765
100,000	4.000%, 7/23/2025	107,824
210,000	4.350%, 9/8/2026	223,564
75,000	4.300%, 1/27/2045	81,121
210,000	5.550%, 12/29/2049[j]	212,625
	MPT Operating Partnership, LP
275,000	6.375%, 3/1/2024	299,750
185,000	5.500%, 5/1/2024	191,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Financials (1.2%) - continued
	Nasdaq, Inc.
$110,000	3.850%, 6/30/2026	$115,257
	National City Corporation
87,000	6.875%, 5/15/2019	98,371
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	56,364
	Quicken Loans, Inc.
385,000	5.750%, 5/1/2025[f]	381,631
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,211
	Regions Bank
71,000	7.500%, 5/15/2018	77,840
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,837
126,000	3.200%, 2/8/2021	130,179
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	51,232
81,000	5.000%, 6/1/2021	89,049
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	86,380
	Santander Holdings USA, Inc.
115,000	3.450%, 8/27/2018	117,886
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	148,273
	Santander UK plc
48,000	3.050%, 8/23/2018	49,202
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	51,028
55,000	2.500%, 9/1/2020	57,027
140,000	2.750%, 2/1/2023	145,223
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	137,520
	State Street Corporation
85,000	1.526%, 8/18/2020[g]	85,274
	Sumitomo Mitsui Banking Corporation
90,000	1.268%, 1/16/2018[g]	89,893
	Svenska Handelsbanken AB
120,000	1.146%, 6/17/2019[g]	119,183
	Synchrony Financial
50,000	1.867%, 2/3/2020[g]	48,863
55,000	3.750%, 8/15/2021	58,051
235,000	4.250%, 8/15/2024	248,175
	Toronto-Dominion Bank
65,000	1.586%, 12/14/2020[g]	65,350
	UBS Group Funding Jersey, Ltd.
210,000	2.950%, 9/24/2020[f]	216,082
126,000	4.125%, 9/24/2025[f]	133,004
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	37,634
	USB Realty Corporation
50,000	1.827%, 12/29/2049[f,g,j]	42,750
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	111,143
	Wells Fargo & Company
75,000	1.432%, 1/30/2020[g]	74,960
170,000	2.550%, 12/7/2020	175,063
513,000	3.450%, 2/13/2023	537,357
125,000	3.000%, 2/19/2025	129,089
175,000	3.000%, 4/22/2026	179,760
168,000	4.900%, 11/17/2045	190,389
	Welltower, Inc.
27,000	2.250%, 3/15/2018	27,274
65,000	3.750%, 3/15/2023	67,997

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Financials (1.2%) - continued
$55,000	4.000%, 6/1/2025	$58,630

	Total	24,405,742

Foreign Government (<0.1%)
	Argentina Government International Bond
185,000	7.125%, 7/6/2036[f]	187,960
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	76,281
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[f]	126,206

	Total	390,447

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,050,000	3.000%, 8/1/2031[d]	9,500,525
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,675,000	4.000%, 8/1/2045[d]	3,934,116
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,850,000	2.500%, 8/1/2031[d]	6,059,092
9,100,000	3.000%, 8/1/2046[d]	9,469,688
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
432,277	1.735%, 7/1/2043[g]	439,670
250,304	2.035%, 7/1/2043[g]	255,856
257,272	2.088%, 8/1/2043[g]	263,055
7,915,000	4.500%, 8/1/2045[d]	8,630,974
36,400,000	3.500%, 8/1/2046[d]	38,444,657
18,850,000	4.000%, 8/1/2046[d]	20,208,525

	Total	97,206,158

Technology (0.4%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	70,124
	Apple, Inc.
60,000	0.927%, 5/6/2020[g]	59,406
294,000	3.200%, 5/13/2025	314,032
126,000	4.650%, 2/23/2046	143,790
126,000	3.850%, 8/4/2046[d]	126,464
	Baidu, Inc.
200,000	2.750%, 6/9/2019	203,260
	Cisco Systems, Inc.
80,000	1.173%, 3/1/2019[g]	80,342
	CommScope Technologies Finance, LLC
245,000	6.000%, 6/15/2025[f]	258,475
	Denali Borrower, LLC
275,000	5.625%, 10/15/2020[f]	288,420
	Diamond 1 Finance Corporation
105,000	3.480%, 6/1/2019[f]	108,006
83,000	5.450%, 6/15/2023[f]	87,908
63,000	6.020%, 6/15/2026[f]	67,493
	Equinix, Inc.
185,000	5.750%, 1/1/2025	196,562
	Fidelity National Information Services, Inc.
145,000	2.850%, 10/15/2018	148,723
124,000	3.625%, 10/15/2020	131,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Technology (0.4%) - continued
	First Data Corporation
$185,000	5.375%, 8/15/2023[f]	$189,856
	Freescale Semiconductor, Inc.
275,000	6.000%, 1/15/2022[f]	290,400
	Hewlett Packard Enterprise Company
96,000	2.450%, 10/5/2017[f]	97,165
48,000	2.850%, 10/5/2018[f]	49,129
48,000	4.400%, 10/15/2022[f]	51,924
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	366,898
	Intel Corporation
30,000	3.100%, 7/29/2022	32,310
65,000	3.700%, 7/29/2025	72,652
189,000	4.100%, 5/19/2046	203,462
	International Business Machines Corporation
168,000	4.700%, 2/19/2046	197,176
	Iron Mountain, Inc.
310,000	6.000%, 8/15/2023	329,375
	Lam Research Corporation
155,000	3.450%, 6/15/2023	161,613
	Microsoft Corporation
270,000	4.750%, 11/3/2055	317,706
270,000	4.200%, 11/3/2035	307,209
	Oracle Corporation
55,000	2.500%, 5/15/2022	56,564
168,000	2.400%, 9/15/2023	169,666
160,000	2.950%, 5/15/2025	166,266
	Plantronics, Inc.
275,000	5.500%, 5/31/2023[f]	278,438
	Qualcomm, Inc.
126,000	3.000%, 5/20/2022	132,850
	Seagate HDD Cayman
128,000	4.875%, 6/1/2027	107,336
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[f]	216,250
	Western Digital Corporation
335,000	10.500%, 4/1/2024[f]	377,294

	Total	6,456,107

Transportation (0.1%)
	Air Canada Pass Through Trust
48,503	3.875%, 3/15/2023[f]	46,745
	American Airlines Pass Through Trust
100,223	3.375%, 5/1/2027	103,731
	Avis Budget Car Rental, LLC
255,000	5.125%, 6/1/2022[f,i]	250,219
185,000	6.375%, 4/1/2024[f]	188,238
	Burlington Northern Santa Fe, LLC
125,000	5.050%, 3/1/2041	156,215
180,000	3.900%, 8/1/2046	198,708
	Canadian Pacific Railway Company
60,000	4.800%, 8/1/2045	70,821
	Continental Airlines, Inc.
55,403	4.150%, 4/11/2024	58,588
	CSX Corporation
42,000	3.700%, 11/1/2023	45,778
	Delta Air Lines, Inc.
26,658	4.950%, 5/23/2019	28,291
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[f]	30,742
	FedEx Corporation
155,000	3.900%, 2/1/2035	163,605

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Transportation (0.1%) - continued
	J.B. Hunt Transport Services, Inc.
$50,000	3.300%, 8/15/2022	$52,113
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	100,574
	Virgin Australia Holdings, Ltd.
28,691	5.000%, 10/23/2023[f]	29,695
	XPO Logistics, Inc.
270,000	6.500%, 6/15/2022[f]	267,300

	Total	1,791,363

U.S. Government and Agencies (3.9%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	776,037
1,175,000	4.375%, 5/15/2040	1,696,544
11,671,800	3.000%, 5/15/2042	13,761,321
6,700,000	3.625%, 2/15/2044	8,809,193
	U.S. Treasury Bonds, TIPS
12,026,735	0.625%, 1/15/2026	12,707,472
4,416,992	1.000%, 2/15/2046	4,952,150
	U.S. Treasury Notes
2,200,000	0.750%, 2/15/2019	2,201,375
2,840,000	1.500%, 10/31/2019	2,901,350
8,634,000	1.875%, 6/30/2020	8,949,340
5,000,000	1.375%, 9/30/2020	5,084,960
1,750,000	1.375%, 5/31/2021	1,778,983
120,000	1.625%, 8/15/2022	123,075
	U.S. Treasury Notes, TIPS
14,669,358	0.125%, 1/15/2023	14,864,945

	Total	78,606,745

Utilities (0.4%)
	AES Corporation
275,000	7.375%, 7/1/2021	312,125
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	264,013
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	66,411
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020	46,288
	Calpine Corporation
275,000	5.375%, 1/15/2023	274,312
	Chesapeake Midstream Partners, LP
210,000	6.125%, 7/15/2022	214,752
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	132,138
105,000	4.350%, 11/15/2045	123,142
	Consolidated Edison Company of New York, Inc.
63,000	4.500%, 12/1/2045	73,834
	Consolidated Edison, Inc.
84,000	2.000%, 5/15/2021	85,294
	Dominion Resources, Inc.
180,000	2.962%, 7/1/2019	184,838
	DTE Electric Company
95,000	3.700%, 3/15/2045	102,920
135,000	3.700%, 6/1/2046	145,392
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,678
	Duke Energy Corporation
175,000	2.100%, 6/15/2018	176,757
	Duke Energy Indiana, LLC
170,000	3.750%, 5/15/2046	181,438
	Dynegy Finance I, Inc.
320,000	7.375%, 11/1/2022	313,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Utilities (0.4%) - continued
	Dynegy, Inc.
$180,000	6.750%, 11/1/2019	$183,375
	Edison International
170,000	2.950%, 3/15/2023	173,777
	Emera U.S. Finance, LP
130,000	2.150%, 6/15/2019[f]	131,823
130,000	4.750%, 6/15/2046[f]	143,169
	Enel Finance International NV
37,000	6.250%, 9/15/2017[f]	38,979
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	267,272
	Eversource Energy
55,000	1.600%, 1/15/2018	55,361
	Exelon Corporation
90,000	5.100%, 6/15/2045	108,350
126,000	4.450%, 4/15/2046	138,625
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	135,834
50,000	2.950%, 1/15/2020	51,411
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	32,020
95,000	5.300%, 7/1/2043	114,527
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	132,744
	MidAmerican Energy Holdings Company
165,000	6.500%, 9/15/2037	230,325
	Monongahela Power Company
95,000	5.400%, 12/15/2043[f]	123,173
	MPLX, LP
475,000	4.875%, 12/1/2024[f]	470,388
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	155,413
	NextEra Energy Capital Holdings, Inc.
105,000	2.300%, 4/1/2019	106,853
	NiSource Finance Corporation
245,000	5.650%, 2/1/2045	321,130
	Northern States Power Company
140,000	4.125%, 5/15/2044	160,711
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	277,200
	Oncor Electric Delivery Company, LLC
96,000	3.750%, 4/1/2045	102,331
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	127,762
126,000	4.250%, 3/15/2046	144,218
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,981
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	56,830
195,000	5.000%, 3/15/2044	228,059
	Regency Energy Partners, LP
168,000	5.875%, 3/1/2022	183,231
	Sempra Energy
120,000	6.150%, 6/15/2018	129,964
60,000	2.400%, 3/15/2020	61,265
	Southern California Edison Company
35,000	2.400%, 2/1/2022	36,132
	Southern Company
170,000	1.850%, 7/1/2019	172,028
165,000	4.400%, 7/1/2046	182,798
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	66,538

Principal Amount	Long-Term Fixed Income (15.2%)	Value

Utilities (0.4%) - continued
	TransAlta Corporation
$125,000	1.900%, 6/3/2017	$122,685
	Williams Companies, Inc.
72,000	7.875%, 9/1/2021	79,200
	Williams Partners, LP
170,000	5.100%, 9/15/2045	152,942

	Total	8,167,356

	Total Long-Term Fixed Income (cost $293,776,888)	304,184,198

Shares	Collateral Held for Securities Loaned (0.1%)	Value

2,308,342	Thrivent Cash Management Trust	2,308,342

	Total Collateral Held for Securities Loaned (cost $2,308,342)	2,308,342

Shares or Principal Amount	Short-Term Investments (9.1%)[l]	Value

	Federal Home Loan Bank Discount Notes
8,400,000	0.363%, 10/7/2016[m]	8,395,077
1,000,000	0.370%, 10/14/2016[m]	999,352
1,900,000	0.375%, 10/21/2016[m]	1,898,653
	Thrivent Core Short-Term Reserve Fund
17,130,152	0.620%	171,301,516

	Total Short-Term Investments (cost $182,593,248)	182,594,598

	Total Investments (cost $1,861,811,038) 104.8%	$2,101,599,143

	Other Assets and Liabilities, Net (4.8%)	(97,017,997)

	Total Net Assets 100.0%	$2,004,581,146

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $25,736,542 or 1.3% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of July 29, 2016 was $11,027,560 or 0.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Ares CLO, Ltd., 10/12/2023	5/15/2015	450,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	2/25/2015	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
Digicel, Ltd., 4/15/2021	8/18/2014	459,442
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	396,310
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	114,833
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	399,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	400,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,835
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	490,033
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875

Security	Acquisition Date	Cost
OZLM VIII, Ltd., 10/17/2026	8/7/2014	$139,202
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	841,617
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	450,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	600,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	130,417
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	481,482
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$2,222,709

Total lending	$2,222,709
Gross amount payable upon return of collateral for securities loaned	$2,308,342

Net amounts due to counterparty	$85,633

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$282,567,136
Gross unrealized depreciation	(42,779,031)

Net unrealized appreciation (depreciation)	$239,788,105

Cost for federal income tax purposes	$1,861,811,038

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,396,742	–	1,328,617	68,125
Capital Goods	169,211	–	169,211	–
Communications Services	5,354,257	–	4,842,349	511,908
Consumer Cyclical^	3,377,828	–	3,223,216	154,612
Consumer Non-Cyclical^	2,582,490	–	2,582,490	–
Energy	1,894,697	–	1,333,449	561,248
Financials	1,372,990	–	1,309,334	63,656
Technology	2,369,590	–	2,369,590	–
Transportation	523,642	–	251,004	272,638
Utilities	153,177	–	153,177	–
Registered Investment Companies
Affiliated Equity Holdings	769,151,718	769,151,718	–	–
Affiliated Fixed Income Holdings	112,687,452	112,687,452	–	–
Equity Funds/ETFs^	19,803,284	19,803,284	–	–
Fixed Income Funds/ETFs	6,964,170	6,964,170	–	–
Common Stock
Consumer Discretionary^	87,799,723	85,774,252	2,025,471	–
Consumer Staples^	28,179,094	26,886,503	1,292,591	–
Energy^	104,040,415	103,105,195	935,220	–
Financials^	111,279,575	107,686,014	3,593,561	–
Health Care	82,728,397	81,341,127	1,387,270	–
Industrials	86,253,568	84,473,581	1,779,987	–
Information Technology^	122,290,403	121,921,583	368,820	–
Materials	39,535,511	38,650,153	885,358	–
Telecommunications Services^	5,268,974	4,828,009	440,965	–
Utilities	17,335,097	16,855,164	479,933	–
Long-Term Fixed Income
Asset-Backed Securities	13,167,506	–	13,167,506	–
Basic Materials	1,806,671	–	1,806,671	–
Capital Goods^	6,402,803	–	6,402,803	–
Collateralized Mortgage Obligations	14,238,904	–	13,638,904	600,000
Commercial Mortgage-Backed Securities	7,925,511	–	7,925,511	–
Communications Services	13,649,001	–	13,649,001	–
Consumer Cyclical	8,201,773	–	8,201,773	–
Consumer Non-Cyclical	14,152,907	–	14,152,907	–
Energy	7,615,204	–	7,615,204	–
Financials^	24,405,742	–	24,405,742	–
Foreign Government	390,447	–	390,447	–
Mortgage-Backed Securities	97,206,158	–	97,206,158	–
Technology	6,456,107	–	6,456,107	–
Transportation	1,791,363	–	1,791,363	–
U.S. Government and Agencies	78,606,745	–	78,606,745	–
Utilities	8,167,356	–	8,167,356	–
Short-Term Investments	11,293,082	–	11,293,082	–

Subtotal Investments in Securities	$1,927,989,285	$1,580,128,205	$345,628,893	$2,232,187

Other Investments*	Total
Short-Term Investments	171,301,516
Collateral Held for Securities Loaned	2,308,342
Subtotal Other Investments	$173,609,858
Total Investments at Value	$2,101,599,143

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,842,193	6,842,193	–	–

Total Asset Derivatives	$6,842,193	$6,842,193	$–	$–

Liability Derivatives
Futures Contracts	5,791,905	5,791,905	–	–

Total Liability Derivatives	$5,791,905	$5,791,905	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of July 29, 2016. Investments and/or cash totaling $11,293,083 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(83)	September 2016	($10,964,953)	($11,042,891)	($77,938)
CBOT 5-Yr. U.S. Treasury Note	297	September 2016	35,661,803	36,238,642	576,839
CBOT U.S. Long Bond	(9)	September 2016	(1,467,674)	(1,569,937)	(102,263)
CME E-mini S&P Mid-Cap 400 Index	(986)	September 2016	(148,177,466)	(153,510,340)	(5,332,874)
CME S&P 500 Index	127	September 2016	66,837,452	68,840,350	2,002,898
CME Ultra Long Term U.S. Treasury Bond	(17)	September 2016	(2,960,202)	(3,239,032)	(278,830)
ICE mini MSCI EAFE Index	926	September 2016	74,550,700	77,793,261	3,242,561
NYBOT NYF mini Russell 2000 Index	206	September 2016	24,050,305	25,070,200	1,019,895
Total Futures Contracts					$1,050,288

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Small Cap Stock	$31,607,741	$2,377,402	$–	1,622,012	$33,786,511	$72,868
Mid Cap Stock	107,555,658	11,413,561	–	5,080,309	119,285,663	473,166
Partner Worldwide Allocation	201,522,383	4,658,307	–	21,293,565	206,121,708	4,658,307
Large Cap Growth	144,731,352	7,281,641	–	15,413,729	139,648,388	–
Large Cap Value	162,470,158	11,067,965	–	8,662,899	169,013,155	2,459,386
Large Cap Stock	102,646,866	4,925,832	–	4,059,972	101,296,293	1,404,507
High Yield	26,732,544	771,664	8,670,020	3,979,516	18,823,109	771,663
Income	64,198,400	1,784,085	8,694,309	6,363,818	59,501,694	1,519,561
Government Bond	3,571,067	–	3,553,570	–	–	544
Limited Maturity Bond	33,715,188	469,066	97,154	2,755,625	34,362,649	468,983
Cash Management Trust-Collateral Investment	738,414	40,182,014	38,612,086	2,308,342	2,308,342	7,855
Cash Management Trust-Short Term Investment	7,000,000	238,255,118	245,255,118	–	–	118,756
Core Short-Term Reserve	–	207,024,370	35,722,853	17,130,152	171,301,516	152,450
Total Value and Income Earned	$886,489,771				$1,055,449,028	$12,108,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value

Basic Materials (0.1%)
	Alpha Natural Resources, Inc., Term Loan
$240,000	3.500%, 5/22/2020[b]	$130,800
	Fortescue Metals Group, Ltd., Term Loan
599,938	4.250%, 6/30/2019[c,d]	588,264
	Ineos US Finance, LLC, Term Loan
935,585	3.750%, 12/15/2020	931,496
	NewPage Corporation, Term Loan
159,529	9.500%, 7/26/2017	90,333
771,083	0.000%, 2/11/2021[b]	105,299
	Tronox Pigments BV, Term Loan
527,760	4.500%, 3/19/2020[c,d]	517,469

	Total	2,363,661

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
338,043	4.000%, 12/13/2019	314,660

	Total	314,660

Communications Services (0.5%)
	Birch Communication Inc., Term Loan
601,367	7.750%, 7/17/2020	481,094
	FairPoint Communications, Inc., Term Loan
586,444	7.500%, 2/14/2019	586,591
	Grande Communications Networks, LLC, Term Loan
630,519	4.500%, 5/29/2020	628,155
	Hargray Communications Group, Inc., Term Loan
572,280	5.250%, 6/26/2019	573,710
	Integra Telecom Holdings, Inc., Term Loan
370,347	5.250%, 8/14/2020	366,644
194,057	9.750%, 2/12/2021	183,264
	Intelsat Jackson Holdings SA, Term Loan
198,591	3.750%, 6/30/2019	188,041
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	4.500%, 1/7/2022	892,276
	LTS Buyer, LLC, Term Loan
595,347	4.000%, 4/13/2020	594,603
34,787	8.000%, 4/12/2021	34,701
	NEP Broadcasting, LLC, Term Loan
62,857	10.000%, 7/22/2020	61,600
	NEP/NCP Holdco, Inc., Term Loan
818,240	4.250%, 1/22/2020	812,103
	Syniverse Holdings, Inc., Term Loan
554,934	4.000%, 4/23/2019	449,496
	TNS, Inc., Term Loan
369,981	5.000%, 2/14/2020	369,981
	Univision Communications, Inc., Term Loan
708,344	4.000%, 3/1/2020	707,904
	Virgin Media Investment Holdings, Ltd., Term Loan
585,672	3.649%, 6/30/2023	582,989
	WideOpenWest Finance, LLC, Term Loan
438,265	4.500%, 4/1/2019	438,375

Principal Amount	Bank Loans (1.8%)[a]	Value

Communications Services (0.5%) - continued
	WMG Acquisition Corporation, Term Loan
$183,389	3.750%, 7/1/2020	$182,767
	Yankee Cable Acquisition, LLC, Term Loan
463,606	4.250%, 3/1/2020	463,490
	Zayo Group, LLC, Term Loan
837,187	3.750%, 5/6/2021	836,592

	Total	9,434,376

Consumer Cyclical (0.3%)
	Amaya BV, Term Loan
1,022,859	5.000%, 8/1/2021	1,010,073
	Burlington Coat Factory Warehouse Corporation, Term Loan
496,130	3.500%, 8/13/2021	496,597
	Cengage Learning Acquisitions, Term Loan
700,000	5.250%, 6/7/2023[c,d]	698,250
	Ceridian HCM Holding, Inc., Term Loan
264,183	4.500%, 9/15/2020	253,616
	Golden Nugget, Inc., Delayed Draw
116,663	5.500%, 11/21/2019	117,246
	Golden Nugget, Inc., Term Loan
272,212	5.500%, 11/21/2019	273,574
	IMG Worldwide, Inc., Term Loan
587,018	5.250%, 5/6/2021	586,137
300,000	8.250%, 5/6/2022	299,250
	Jack Ohio Finance, LLC, Term Loan
405,689	5.000%, 6/20/2019	391,238
	Marina District Finance Company, Inc., Term Loan
318,127	6.500%, 8/15/2018	317,729
	Mohegan Tribal Gaming Authority, Term Loan
621,768	5.500%, 6/15/2018	620,524
	Scientific Games International, Inc., Term Loan
268,797	6.000%, 10/18/2020	268,461
898,027	6.000%, 10/1/2021	896,905

	Total	6,229,600

Consumer Non-Cyclical (0.2%)
	Albertson’s, LLC, Term Loan
254,363	4.750%, 12/21/2022	255,599
635,000	4.750%, 6/22/2023[c,d]	638,835
	Catalina Marketing Corporation, Term Loan
131,078	4.500%, 4/9/2021	111,580
	Mallinckrodt International Finance SA, Term Loan
198,987	3.500%, 3/19/2021	198,490
	McGraw-Hill Global Education Holdings, LLC, Term Loan
600,000	5.000%, 5/4/2022	602,700
	MultiPlan, Inc., Term Loan
360,000	5.000%, 6/7/2023	363,600
	Ortho-Clinical Diagnostics, Inc., Term Loan
741,072	4.750%, 6/30/2021	716,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value

Consumer Non-Cyclical (0.2%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,140,511	5.000%, 4/1/2022[c,d]	$1,131,843

	Total	4,019,323

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
505,529	4.250%, 12/14/2022	506,480
	Arch Coal, Inc., Term Loan
1,180,278	7.500%, 5/16/2018[b]	526,699
	Energy Solutions, LLC, Term Loan
290,463	6.750%, 5/29/2020	288,284
	Expro Holdings UK 2, Ltd., Term Loan
343,875	5.750%, 9/2/2021	258,150
	Houston Fuel Oil Terminal, LLC, Term Loan
618,975	4.250%, 8/19/2021	597,311
	McJunkin Red Man Corporation, Term Loan
345,156	5.000%, 11/8/2019	339,765
304,204	MEG Energy Corporation, Term Loan 3.750%, 3/31/2020	275,609
	Pacific Drilling SA, Term Loan
421,950	4.500%, 6/3/2018	112,872
	Targa Resources Partners, LP, Term Loan
131,419	5.750%, 2/27/2022	131,090
	Western Refining, Inc., Term Loan
300,000	5.500%, 6/23/2023	291,126

	Total	3,327,386

Financials (0.2%)
	DJO Finance, LLC, Term Loan
396,000	4.250%, 6/7/2020	385,359
	Harland Clarke Holdings Corporation, Term Loan
112,500	6.993%, 8/4/2019	109,125
455,000	7.000%, 12/31/2019[c,d]	441,350
	MoneyGram International, Inc., Term Loan
632,531	4.250%, 3/27/2020[c,d]	596,951
	Telenet International Finance Luxembourg SA, Term Loan
515,000	4.250%, 6/30/2024	516,288
	WaveDivision Holdings, LLC, Term Loan
587,385	4.000%, 10/15/2019	586,357

	Total	2,635,430

Technology (0.2%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,028,429	4.250%, 2/1/2023	1,028,265
	First Data Corporation, Term Loan
661,833	4.488%, 3/24/2021	664,831
595,000	4.238%, 7/8/2022	596,654
	Micron Technology, Inc., Term Loan
150,000	6.640%, 4/26/2022	151,463
	ON Semiconductor Corporation, Term Loan
600,000	5.250%, 3/31/2023	606,750
	SS&C European Holdings SARL, Term Loan
362,832	4.000%, 7/8/2022	364,646

Principal Amount	Bank Loans (1.8%)[a]	Value

Technology (0.2%) - continued
$47,009	4.000%, 7/8/2022	$47,244
	Western Digital Corporation, Term Loan
800,000	6.250%, 4/29/2023	807,336

	Total	4,267,189

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
395,523	5.250%, 8/5/2019	390,084
	United Airlines, Inc., Term Loan
457,510	3.250%, 4/1/2019	457,012
	XPO Logistics, Inc., Term Loan
472,625	5.500%, 11/1/2021	476,907

	Total	1,324,003

Utilities (<0.1%)
	Intergen NV, Term Loan
317,494	5.500%, 6/12/2020	288,126

	Total	288,126

	Total Bank Loans (cost $36,209,723)	34,203,754

Shares	Registered Investment Companies (38.8%)	Value

Affiliated Equity Holdings (27.1%)
12,133,177	Thrivent Large Cap Growth Fund	109,926,582
1,587,961	Thrivent Large Cap Stock Fund	39,619,624
7,375,203	Thrivent Large Cap Value Fund	143,890,204
3,310,082	Thrivent Mid Cap Stock Fund	77,720,715
11,415,969	Thrivent Partner Worldwide Allocation Fund	110,506,579
1,064,587	Thrivent Small Cap Stock Fund	22,175,343

	Total	503,839,047

Affiliated Fixed Income Holdings (10.8%)
6,962,123	Thrivent High Yield Fund	32,930,843
11,502,611	Thrivent Income Fund	107,549,414
4,946,102	Thrivent Limited Maturity Bond Fund	61,677,892

	Total	202,158,149

Equity Funds/ETFs (0.6%)
2,730	iShares MSCI EAFE Index Fund	158,395
11,028	iShares Russell 2000 Growth Index Fund	1,604,353
9,596	iShares Russell 2000 Index Fund	1,161,980
1,640	iShares Russell 2000 Value Index Fund	167,083
4,470	Materials Select Sector SPDR Fund	217,778
35,685	SPDR S&P 500 ETF Trust	7,748,998
10,320	SPDR S&P Biotech ETF	640,872
200	SPDR S&P MidCap 400 ETF Trust	56,756

	Total	11,756,215

Fixed Income Funds/ETFs (0.3%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,121,600
24,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,000,558

	Total	5,122,158

	Total Registered Investment Companies (cost $574,755,377)	722,875,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Asset-Backed Securities (1.0%)
	Access Group, Inc.
$136,096	0.988%, 2/25/2036[e,f]	$132,914
	Ares CLO, Ltd.
525,000	1.957%, 10/12/2023*,f	522,807
	BA Credit Card Trust
300,000	0.861%, 6/15/2021[f]	300,036
	Bayview Opportunity Master Fund Trust
821,142	3.721%, 2/28/2035*	820,627
	Betony CLO, Ltd.
190,000	2.190%, 4/15/2027*,f	188,915
	Capital One Multi-Asset Execution Trust
400,000	0.861%, 1/18/2022[f]	400,011
	Chase Issuance Trust
250,000	1.590%, 2/18/2020	251,880
175,000	1.620%, 7/15/2020	176,638
350,000	0.891%, 5/17/2021[f]	350,501
	Chesapeake Funding, LLC
159,496	0.920%, 1/7/2025[e,f]	159,450
	Countrywide Asset-Backed Certificates
23,767	5.328%, 4/25/2047	23,734
	DRB Prime Student Loan Trust
739,225	3.200%, 1/25/2040*	754,729
787,893	2.890%, 6/25/2040[e]	790,501
	Earnest Student Loan Program
965,714	3.020%, 5/25/2034[e]	968,015
	Edlinc Student Loan Funding Trust
43,725	3.388%, 10/1/2025*,f	44,039
	Enterprise Fleet Financing, LLC
117,276	0.870%, 9/20/2019[e]	117,010
	FirstEnergy Ohio PIRB Special Purpose Trust
15,793	0.679%, 1/15/2019	15,747
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[e]	229,335
	GoldenTree Loan Opportunities IX, Ltd.
200,000	2.262%, 10/29/2026*,f	199,859
	Golub Capital Partners CLO 23M, Ltd.
600,000	2.118%, 5/5/2027*,f	596,379
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045	747,336
700,000	3.246%, 12/15/2047	750,400
	Morgan Stanley Capital, Inc.
932,437	0.638%, 2/25/2037[f]	545,410
	NCF Dealer Floorplan Master Trust
1,000,000	3.737%, 3/21/2022*,f	980,611
	OneMain Financial Issuance Trust
525,000	4.100%, 3/20/2028[e]	540,930
	OZLM VIII, Ltd.
210,000	2.119%, 10/17/2026*,f	209,401
	Race Point IX CLO, Ltd.
490,000	2.190%, 4/15/2027*,f	487,147
	Renaissance Home Equity Loan Trust
2,225,457	6.011%, 5/25/2036[g]	1,518,504
	SLM Student Loan Trust
158,693	1.081%, 7/15/2022[e,f]	158,600
168,022	1.081%, 8/15/2022[e,f]	167,978
55,636	1.115%, 4/25/2023[e,f]	55,585
75,000	1.531%, 5/17/2027[e,f]	75,034

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Asset-Backed Securities (1.0%) - continued
	Sofi Consumer Loan Program, LLC
$1,000,000	3.260%, 8/25/2025[e]	$1,007,144
	SoFi Professional Loan Program, LLC
506,297	2.420%, 3/25/2030[e]	509,057
	Vericrest Opportunity Loan Transferee
871,776	3.375%, 10/25/2058*,g	866,371
1,094,935	4.250%, 2/26/2046[e]	1,102,285
	Vericrest Opportunity Loan Trust
783,806	4.250%, 3/26/2046[e,g]	793,760
	Volvo Financial Equipment, LLC
399,015	0.820%, 4/16/2018[e]	398,608

	Total	17,957,288

Basic Materials (0.2%)
	Albemarle Corporation
60,000	3.000%, 12/1/2019	61,127
	Anglo American plc
512,000	3.625%, 5/14/2020[e,h]	495,360
	ArcelorMittal SA
325,000	6.500%, 3/1/2021	342,875
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[e]	138,344
	Glencore Funding, LLC
100,000	1.739%, 4/16/2018[e,f]	97,000
232,000	2.875%, 4/16/2020[e]	225,544
	INEOS Group Holdings SA
450,000	6.125%, 8/15/2018[e]	457,830
	NOVA Chemicals Corporation
664,000	5.250%, 8/1/2023[e]	684,750
	Novelis, Inc.
220,000	8.375%, 12/15/2017	224,675
300,000	8.750%, 12/15/2020	312,750
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024	264,137

	Total	3,304,392

Capital Goods (0.6%)
	AECOM
590,000	5.875%, 10/15/2024	632,775
	Aircastle, Ltd.
545,000	5.000%, 4/1/2023	571,596
	Ball Corporation
450,000	4.375%, 12/15/2020	482,062
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[e]	497,950
	Case New Holland, Inc.
450,000	7.875%, 12/1/2017	483,187
	Cemex Finance, LLC
580,000	9.375%, 10/12/2022[e]	640,175
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	335,969
	Fortive Corporation
250,000	1.800%, 6/15/2019[e]	251,950
	General Electric Company
415,000	5.000%, 12/29/2049[i]	447,163
	HD Supply, Inc.
555,000	5.750%, 4/15/2024[e]	590,992
	Huntington Ingalls Industries, Inc.
600,000	5.000%, 12/15/2021[e]	630,000
	L-3 Communications Corporation
312,000	3.950%, 5/28/2024	332,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Capital Goods (0.6%) - continued
	Lockheed Martin Corporation
$267,000	2.500%, 11/23/2020	$277,155
304,000	4.500%, 5/15/2036	354,925
	Newell Rubbermaid, Inc.
156,000	2.600%, 3/29/2019	160,438
234,000	5.500%, 4/1/2046	291,327
	Northrop Grumman Corporation
280,000	3.850%, 4/15/2045	302,743
	Owens-Brockway Glass Container, Inc.
615,000	5.000%, 1/15/2022[e]	642,675
	Pentair Finance SA
325,000	2.900%, 9/15/2018	327,578
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	241,183
	Reynolds Group Issuer, Inc.
519,675	5.750%, 10/15/2020	536,564
	Roper Industries, Inc.
363,000	2.050%, 10/1/2018	367,208
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[e]	203,288
	Textron, Inc.
190,000	5.600%, 12/1/2017	199,801
250,000	7.250%, 10/1/2019	289,343
	United Rentals North America, Inc.
950,000	5.500%, 7/15/2025	976,609
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	79,682

	Total	11,147,139

Collateralized Mortgage Obligations (1.3%)
	Alm Loan Funding CLO
210,000	2.109%, 10/17/2026*,f	209,278
	Alternative Loan Trust
271,350	6.000%, 6/25/2036	234,477
	Apidos CLO XVIII
215,000	2.114%, 7/22/2026*,f	214,819
	Babson CLO, Ltd.
210,000	2.069%, 10/17/2026*,f	208,763
	BCAP, LLC Trust
623,297	0.668%, 3/25/2037[f]	578,845
	Birchwood Park CLO, Ltd.
210,000	2.120%, 7/15/2026*,f	209,380
	BlueMountain CLO, Ltd.
210,000	2.160%, 10/15/2026*,f	209,893
	Carlyle Global Market Strategies CLO, Ltd.
215,000	1.996%, 7/20/2023*,f	214,372
200,000	2.180%, 10/15/2026*,f	199,741
	Cent CLO 16, LP
210,000	1.887%, 8/1/2024*,f	209,916
	Cent CLO 22, Ltd.
200,000	2.112%, 11/7/2026*,f	199,472
	Citigroup Mortgage Loan Trust, Inc.
377,876	5.500%, 11/25/2035	361,548
	CitiMortgage Alternative Loan Trust
1,284,439	5.750%, 4/25/2037	1,100,554
	Countrywide Alternative Loan Trust
406,214	2.674%, 10/25/2035	329,566
411,678	6.000%, 4/25/2036	336,596
246,421	6.000%, 1/25/2037	224,042
1,205,037	5.500%, 5/25/2037	994,721
1,126,109	7.000%, 10/25/2037	757,490
	Countrywide Home Loans, Inc.
467,655	5.750%, 4/25/2037	400,200

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Collateralized Mortgage Obligations (1.3%) - continued
	Deutsche Alt-A Securities Mortgage Loan Trust
$348,468	6.000%, 10/25/2021	$311,555
	Dryden 34 Senior Loan Fund CLO
210,000	2.110%, 10/15/2026*,f	209,315
	Federal Home Loan Mortgage Corporation
1,799,554	4.000%, 7/15/2031[j]	161,438
954,080	3.000%, 2/15/2033[j]	110,361
	Federal National Mortgage Association
1,954,692	3.500%, 1/25/2033[j]	249,307
	Galaxy XX CLO, Ltd.
650,000	2.146%, 7/20/2027*,f	645,165
	J.P. Morgan Mortgage Trust
217,545	3.112%, 6/25/2036	186,659
118,489	2.779%, 10/25/2036	106,701
844,964	0.868%, 1/25/2037[f]	453,424
1,102,321	6.250%, 8/25/2037	832,314
	Limerock CLO III, LLC
650,000	2.226%, 10/20/2026*,f	649,493
	Madison Park Funding XIV CLO, Ltd.
230,000	2.146%, 7/20/2026*,f	229,639
	Madison Park Funding, Ltd.
725,000	1.916%, 8/15/2022*,f	722,274
	Magnetite XII, Ltd.
650,000	2.180%, 4/15/2027*,f	646,544
	MASTR Alternative Loans Trust
323,859	6.500%, 7/25/2034	327,266
587,742	0.938%, 12/25/2035[f]	281,090
	Merrill Lynch Alternative Note Asset Trust
300,559	6.000%, 3/25/2037	240,444
	Mountain View CLO, Ltd.
675,000	2.140%, 7/15/2027*,f	667,370
	Neuberger Berman CLO, Ltd.
150,000	2.107%, 8/4/2025*,f	149,805
	NZCG Funding CLO, Ltd.
675,000	2.284%, 4/27/2027*,f	670,942
	Octagon Investment Partners XX CLO, Ltd.
210,000	2.068%, 8/12/2026*,f	209,176
	OHA Loan Funding, Ltd.
650,000	2.226%, 10/20/2026*,f	650,576
	Pretium Mortgage Credit Partners, LLC
1,591,228	4.375%, 11/27/2030*	1,599,643
	Residential Asset Securitization Trust
928,111	0.868%, 8/25/2037[f]	256,624
	Shackleton VII CLO, Ltd.
675,000	2.220%, 4/15/2027*,f	672,471
	Sunset Mortgage Loan Company, LLC
1,050,000	3.844%, 7/16/2047*,g	1,050,000
	Symphony CLO VIII, Ltd.
195,626	1.574%, 1/9/2023*,f	195,145
	Symphony CLO XV, Ltd.
650,000	2.129%, 10/17/2026*,f	648,362
	TBW Mortgage-Backed Trust
2,399,836	5.965%, 7/25/2037	1,539,152
	Voya CLO 3, Ltd.
210,000	2.135%, 7/25/2026*,f	209,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Collateralized Mortgage Obligations (1.3%) - continued
	WaMu Mortgage Pass Through Certificates
$108,538	2.482%, 9/25/2036	$98,196
401,085	2.496%, 10/25/2036	348,476
	Washington Mutual Mortgage Pass Through Certificates
660,107	7.000%, 2/25/2036	487,110
	Washington Mutual Mortgage Pass-Through Certificates
996,955	1.205%, 2/25/2047[f]	702,823

	Total	23,711,703

Commercial Mortgage-Backed Securities (0.7%)
	Citigroup Commercial Mortgage Trust
463,338	1.102%, 11/10/2046	463,100
	Commercial Mortgage Pass-Through Certificates
300,000	1.523%, 6/8/2030[e,f]	300,565
	Credit Suisse First Boston Mortgage Securities
2,206,239	5.542%, 1/15/2049	2,223,555
	Credit Suisse Mortgage Capital Certificates
417,138	5.509%, 9/15/2039	416,773
	Federal National Mortgage Association
43,325	1.272%, 1/25/2017	43,320
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,648,930
	GS Mortgage Securities Trust
92,075	2.999%, 8/10/2044	92,038
1,200,000	3.666%, 9/10/2047	1,322,519
1,275,000	3.734%, 11/10/2048	1,421,007
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.699%, 2/12/2049	1,228,096
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	645,692
	Morgan Stanley Bank of America Merrill Lynch Trust
925,000	3.635%, 10/15/2048	1,020,145
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	762,150
	SCG Trust
200,000	1.881%, 11/15/2026[e,f]	200,029
	UBS Commercial Mortgage Trust
1,099,340	3.400%, 5/10/2045	1,185,015
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	550,390
	WFRBS Commercial Mortgage Trust
835,000	2.870%, 11/15/2045	882,292

	Total	14,405,616

Communications Services (1.3%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	368,479
	Altice Financing SA
470,000	6.625%, 2/15/2023[e]	470,884
	Altice US Finance I Corporation
575,000	5.500%, 5/15/2026[e]	595,125

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Communications Services (1.3%) - continued
	AMC Networks, Inc.
$860,000	5.000%, 4/1/2024	$875,050
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	278,646
	American Tower Corporation
25,000	2.800%, 6/1/2020	25,777
380,000	3.300%, 2/15/2021	399,535
180,000	3.450%, 9/15/2021	190,075
	AT&T, Inc.
164,000	5.875%, 10/1/2019	185,536
90,000	1.561%, 6/30/2020[f]	89,900
286,000	3.875%, 8/15/2021	311,375
230,000	3.000%, 6/30/2022	238,515
457,000	6.350%, 3/15/2040	583,002
285,000	5.550%, 8/15/2041	332,877
325,000	5.150%, 3/15/2042	366,016
152,000	4.750%, 5/15/2046	160,961
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[e]	260,329
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[e]	640,500
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[e]	211,000
	CenturyLink, Inc.
465,000	6.450%, 6/15/2021	496,387
110,000	7.500%, 4/1/2024	117,425
	Charter Communications Operating, LLC
304,000	6.834%, 10/23/2055[e]	380,128
191,000	3.579%, 7/23/2020[e]	201,084
316,000	4.908%, 7/23/2025[e]	348,914
	Clear Channel Worldwide Holdings, Inc.
640,000	6.500%, 11/15/2022	662,400
	Columbus International, Inc.
575,000	7.375%, 3/30/2021[e]	613,646
	Comcast Corporation
250,000	2.750%, 3/1/2023	262,596
630,000	4.400%, 8/15/2035	723,367
145,000	4.650%, 7/15/2042	171,029
473,000	4.750%, 3/1/2044	572,293
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[e]	163,176
300,000	3.850%, 2/1/2025[e]	304,899
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	376,226
514,000	5.250%, 1/15/2023	588,355
140,000	3.700%, 6/15/2026	147,459
	Digicel, Ltd.
775,000	6.000%, 4/15/2021*	719,781
	Dish DBS Corporation
530,000	5.875%, 7/15/2022	529,671
	FairPoint Communications, Inc.
445,000	8.750%, 8/15/2019[e]	443,887
	Frontier Communications Corporation
655,000	8.875%, 9/15/2020	703,922
	Hughes Satellite Systems Corporation
443,000	6.500%, 6/15/2019	481,209
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	624,006
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	215,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Communications Services (1.3%) - continued
	Neptune Finco Corporation
$365,000	10.875%, 10/15/2025[e]	$427,050
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	166,200
	Quebecor Media, Inc.
390,000	5.750%, 1/15/2023	407,550
	S&P Global, Inc.
304,000	3.300%, 8/14/2020	317,781
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[e]	176,072
	SFR Group SA
700,000	6.000%, 5/15/2022[e]	682,500
	Sprint Communications, Inc.
400,000	9.000%, 11/15/2018[e]	433,500
	Sprint Corporation
305,000	7.625%, 2/15/2025	272,212
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	258,571
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	496,284
	Time Warner, Inc.
152,000	3.600%, 7/15/2025	163,888
215,000	6.250%, 3/29/2041	284,977
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	705,594
	Unitymedia Hessen GmbH & Company KG
445,000	5.500%, 1/15/2023[e]	465,025
	Univision Communications, Inc.
215,000	5.125%, 5/15/2023[e]	220,912
150,000	5.125%, 2/15/2025[e]	154,312
	UPCB Finance V, Ltd.
243,000	7.250%, 11/15/2021[e]	255,150
	Verizon Communications, Inc.
165,000	1.426%, 6/17/2019[f]	167,054
390,000	3.000%, 11/1/2021	411,862
684,000	5.150%, 9/15/2023	801,857
144,000	5.050%, 3/15/2034	162,354
242,000	4.272%, 1/15/2036	252,985
543,000	4.522%, 9/15/2048	579,481

	Total	24,693,863

Consumer Cyclical (0.8%)
	AmeriGas Finance, LLC
285,000	5.625%, 5/20/2024	294,975
	Automatic Data Processing, Inc.
110,000	3.375%, 9/15/2025	120,584
	Cinemark USA, Inc.
775,000	4.875%, 6/1/2023	790,500
	CVS Health Corporation
60,000	2.250%, 8/12/2019	61,716
565,000	4.875%, 7/20/2035	675,498
250,000	5.125%, 7/20/2045	317,967
	Delphi Automotive plc
380,000	3.150%, 11/19/2020	394,780
	eBay, Inc.
150,000	2.500%, 3/9/2018	152,775
	Ford Motor Company
146,000	7.450%, 7/16/2031	200,653
	Ford Motor Credit Company, LLC
340,000	5.000%, 5/15/2018	359,447
320,000	2.551%, 10/5/2018	325,731
300,000	2.943%, 1/8/2019	308,160

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Consumer Cyclical (0.8%) - continued
	General Motors Company
$145,000	6.600%, 4/1/2036	$179,346
280,000	6.250%, 10/2/2043	337,791
	General Motors Financial Company, Inc.
395,000	3.250%, 5/15/2018	405,319
228,000	3.700%, 11/24/2020	236,250
152,000	4.200%, 3/1/2021	160,392
360,000	4.300%, 7/13/2025	376,332
	Goodyear Tire & Rubber Company
450,000	5.125%, 11/15/2023	475,875
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	699,496
	Home Depot, Inc.
152,000	2.625%, 6/1/2022	159,982
190,000	3.000%, 4/1/2026	204,553
228,000	4.250%, 4/1/2046	268,575
	Hyundai Capital America
228,000	2.400%, 10/30/2018[e]	231,181
228,000	3.000%, 10/30/2020[e]	236,791
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[e]	235,175
270,000	5.625%, 2/1/2023[e]	284,512
	KB Home
358,000	4.750%, 5/15/2019	366,055
	L Brands, Inc.
270,000	5.625%, 2/15/2022	297,675
	Lennar Corporation
270,000	4.125%, 12/1/2018	277,425
320,000	4.875%, 12/15/2023	330,400
	Live Nation Entertainment, Inc.
450,000	5.375%, 6/15/2022[e]	468,000
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	235,324
	MGM Resorts International
590,000	6.000%, 3/15/2023	638,309
	PulteGroup, Inc.
845,000	4.250%, 3/1/2021	873,519
	Rite Aid Corporation
565,000	6.125%, 4/1/2023[e]	599,606
	Royal Caribbean Cruises, Ltd.
325,000	5.250%, 11/15/2022	349,375
	Six Flags Entertainment Corporation
550,000	5.250%, 1/15/2021[e]	566,500
	Time Warner, Inc.
304,000	7.625%, 4/15/2031	433,122
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	138,496
132,000	4.000%, 12/31/2018	137,940
	West Corporation
475,000	5.375%, 7/15/2022[e]	442,937
	ZF North America Capital, Inc.
625,000	4.500%, 4/29/2022[e]	648,438

	Total	15,297,477

Consumer Non-Cyclical (1.4%)
	AbbVie, Inc.
260,000	2.500%, 5/14/2020	266,831
390,000	3.600%, 5/14/2025	413,574
400,000	4.450%, 5/14/2046	425,467
	Actavis Funding SCS
234,000	3.800%, 3/15/2025	248,669
470,000	4.550%, 3/15/2035	505,995
468,000	4.850%, 6/15/2044	517,911

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Consumer Non-Cyclical (1.4%) - continued
	Altria Group, Inc.
$152,000	2.850%, 8/9/2022	$160,210
	Amgen, Inc.
85,000	2.125%, 5/1/2020	86,924
152,000	2.700%, 5/1/2022	157,441
150,000	3.125%, 5/1/2025	158,287
	Anheuser-Busch InBev Finance, Inc.
165,000	1.897%, 2/1/2021[f]	169,589
865,000	3.650%, 2/1/2026	928,737
760,000	4.700%, 2/1/2036	880,931
390,000	4.900%, 2/1/2046	475,066
	Aramark Services, Inc.
430,000	4.750%, 6/1/2026[e]	434,300
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	236,325
	BAT International Finance plc
120,000	1.163%, 6/15/2018[e,f]	119,765
	Becton, Dickinson and Company
397,000	6.375%, 8/1/2019	453,134
	Biogen, Inc.
240,000	3.625%, 9/15/2022	257,637
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	125,114
175,000	3.850%, 5/15/2025	188,052
228,000	7.375%, 1/15/2040	317,088
	BRF SA
226,000	4.750%, 5/22/2024[e]	235,040
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	253,349
204,000	3.500%, 11/24/2020	213,249
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,733
114,000	4.900%, 9/15/2045	134,272
	Celgene Corporation
340,000	2.875%, 8/15/2020	353,379
65,000	3.550%, 8/15/2022	69,389
340,000	5.000%, 8/15/2045	395,641
	CHS/Community Health Systems, Inc.
625,000	7.125%, 7/15/2020[h]	568,362
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	81,166
	Cigna Corporation
215,000	5.375%, 2/15/2042	264,388
	ConAgra Foods, Inc.
117,000	7.125%, 10/1/2026	152,886
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022	333,125
	EMD Finance, LLC
130,000	1.006%, 3/17/2017[e,f]	129,956
344,000	2.950%, 3/19/2022[e]	354,752
	Endo Finance, LLC
225,000	6.000%, 2/1/2025[e]	194,062
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[e]	551,464
	Envision Healthcare Corporation
625,000	5.125%, 7/1/2022[e]	635,937
	Express Scripts Holding Company
152,000	3.900%, 2/15/2022	164,685
355,000	4.500%, 2/25/2026	394,978
61,000	3.400%, 3/1/2027	62,378
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[e]	304,425

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Consumer Non-Cyclical (1.4%) - continued
	Gilead Sciences, Inc.
$65,000	2.550%, 9/1/2020	$67,595
	Grifols Worldwide Operations, Ltd.
600,000	5.250%, 4/1/2022	625,500
	H. J. Heinz Company
275,000	3.500%, 7/15/2022[e]	295,187
	HCA, Inc.
325,000	3.750%, 3/15/2019	337,187
125,000	4.750%, 5/1/2023	130,312
305,000	5.250%, 6/15/2026	323,300
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[e]	378,127
	JBS USA, LLC
325,000	5.750%, 6/15/2025[e]	316,875
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	365,380
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	92,298
	LifePoint Health, Inc.
450,000	5.500%, 12/1/2021	472,316
160,000	5.375%, 5/1/2024[e]	163,600
	McKesson Corporation
175,000	4.883%, 3/15/2044	207,392
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	159,914
	Medtronic plc
760,000	4.375%, 3/15/2035	875,245
	Merck & Company, Inc.
100,000	1.005%, 2/10/2020[f]	100,108
70,000	3.700%, 2/10/2045	74,628
	Mondelez International, Inc.
118,000	1.157%, 2/1/2019[f]	117,649
	Mylan NV
305,000	3.000%, 12/15/2018[e]	314,286
120,000	3.750%, 12/15/2020[e]	126,785
400,000	3.150%, 6/15/2021[e]	412,533
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	319,141
	Pernod Ricard SA
250,000	3.250%, 6/8/2026[e]	258,396
	Perrigo Finance Unlimited Company
470,000	3.500%, 3/15/2021	487,244
	Quintiles Transnational Holdings, Inc.
450,000	4.875%, 5/15/2023[e]	460,179
	Reynolds American, Inc.
166,000	2.300%, 8/21/2017	167,857
481,000	5.700%, 8/15/2035	605,924
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[e]	265,457
	SABMiller Holdings, Inc.
152,000	3.750%, 1/15/2022[e]	165,075
	Safeway, Inc.
13,000	3.400%, 12/1/2016	12,967
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	146,125
	Spectrum Brands, Inc.
305,000	5.750%, 7/15/2025	330,163
	Tenet Healthcare Corporation
760,000	8.125%, 4/1/2022	784,700
	Teva Pharmaceutical Finance Netherlands III BV
314,000	2.200%, 7/21/2021	315,581
190,000	2.800%, 7/21/2023	193,296

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Consumer Non-Cyclical (1.4%) - continued
$140,000	4.100%, 10/1/2046	$144,157
	Thermo Fisher Scientific, Inc.
117,000	3.000%, 4/15/2023	120,716
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	222,202
	UnitedHealth Group, Inc.
685,000	4.625%, 7/15/2035	814,305
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[e]	751,150

	Total	25,960,515

Energy (0.7%)
	Anadarko Petroleum Corporation
225,000	4.850%, 3/15/2021	238,225
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	442,938
	Boardwalk Pipelines, LP
243,000	5.875%, 11/15/2016	245,560
150,000	5.950%, 6/1/2026	157,126
	BP Capital Markets plc
315,000	3.062%, 3/17/2022	330,724
463,000	3.535%, 11/4/2024	492,343
85,000	3.119%, 5/4/2026	86,737
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	269,083
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	316,343
	CNOOC Nexen Finance
216,000	1.625%, 4/30/2017	216,265
	CNPC General Capital, Ltd.
140,000	2.750%, 4/19/2017[e]	141,378
	Columbia Pipeline Group, Inc.
300,000	2.450%, 6/1/2018	302,211
	Concho Resources, Inc.
490,000	6.500%, 1/15/2022	498,575
269,675	5.500%, 10/1/2022	267,652
	ConocoPhillips Company
190,000	4.200%, 3/15/2021	202,589
228,000	5.950%, 3/15/2046	274,966
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022	140,718
	Devon Energy Corporation
230,000	3.250%, 5/15/2022	224,801
152,000	5.850%, 12/15/2025	166,983
	Ecopetrol SA
125,000	5.875%, 9/18/2023	130,625
	Enbridge Energy Partners, LP
152,000	4.375%, 10/15/2020	158,498
	Enbridge, Inc.
115,000	1.136%, 6/2/2017[f,h]	113,544
	Energy Transfer Partners, LP
304,000	4.650%, 6/1/2021	317,158
215,000	4.900%, 3/15/2035	201,346
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	145,451
115,000	4.850%, 7/15/2026	111,782
	Enterprise Products Operating, LLC
330,000	5.250%, 1/31/2020	366,753
198,000	5.100%, 2/15/2045	214,727
	EQT Corporation
165,000	5.150%, 3/1/2018	169,189
160,000	8.125%, 6/1/2019	183,890
175,000	4.875%, 11/15/2021	190,540
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	140,356

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Energy (0.7%) - continued
	Kinder Morgan, Inc.
$150,000	5.550%, 6/1/2045	$150,384
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	243,036
	Marathon Oil Corporation
380,000	2.700%, 6/1/2020	361,838
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	119,446
119,000	4.750%, 9/15/2044	104,006
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[e]	201,150
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	404,875
	Noble Energy, Inc.
215,000	5.625%, 5/1/2021	226,411
	Petrobras Global Finance BV
96,000	8.375%, 5/23/2021	101,496
	Petrobras International Finance Company
312,000	5.750%, 1/20/2020	311,407
	Petroleos Mexicanos
222,000	5.500%, 2/4/2019[e]	234,765
108,000	2.378%, 4/15/2025	110,753
	Pioneer Natural Resources Company
84,000	3.450%, 1/15/2021	86,656
150,000	4.450%, 1/15/2026	161,851
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	342,343
	Rice Energy, Inc.
460,000	6.250%, 5/1/2022	448,500
	Sabine Pass Liquefaction, LLC
325,000	5.625%, 3/1/2025	331,806
	Schlumberger Holdings Corporation
115,000	3.000%, 12/21/2020[e]	120,631
190,000	4.000%, 12/21/2025[e]	206,860
	Shell International Finance BV
90,000	1.080%, 5/11/2020[f]	88,877
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	221,478
	Sunoco Logistics Partners Operations, LP
505,000	4.400%, 4/1/2021	532,618
	Weatherford International, Ltd.
575,000	8.250%, 6/15/2023[h]	536,188

	Total	13,106,451

Financials (2.5%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[e]	314,404
	ACE INA Holdings, Inc.
304,000	2.300%, 11/3/2020	313,840
225,000	4.350%, 11/3/2045	266,376
	AerCap Ireland Capital, Ltd.
150,000	3.750%, 5/15/2019	155,250
590,000	5.000%, 10/1/2021	643,395
	Aetna, Inc.
235,000	2.400%, 6/15/2021	239,545
305,000	2.800%, 6/15/2023	313,921
155,000	3.200%, 6/15/2026	158,904
235,000	4.250%, 6/15/2036	243,288
	Air Lease Corporation
175,000	2.125%, 1/15/2018	174,690
50,000	2.625%, 9/4/2018	50,560
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	213,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Financials (2.5%) - continued
$400,000	4.125%, 3/30/2020	$410,248
	American Express Credit Corporation
165,000	1.197%, 3/18/2019[f]	165,322
	American International Group, Inc.
80,000	3.300%, 3/1/2021	83,882
228,000	4.125%, 2/15/2024	245,267
100,000	3.900%, 4/1/2026	104,851
	Aon plc
114,000	3.875%, 12/15/2025	122,021
	Argos Merger Sub, Inc.
560,000	7.125%, 3/15/2023[e]	585,200
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	345,976
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[e]	144,360
	Banco Santander Chile
200,000	1.565%, 4/11/2017[e,f]	200,000
	Bank of America Corporation
205,000	1.717%, 3/22/2018[f]	206,491
140,000	1.516%, 4/1/2019[f]	140,303
265,000	2.625%, 10/19/2020	270,878
285,000	3.300%, 1/11/2023	297,020
312,000	4.000%, 4/1/2024	336,533
310,000	4.000%, 1/22/2025	322,023
230,000	3.500%, 4/19/2026	240,119
389,000	5.875%, 2/7/2042	508,245
312,000	8.000%, 7/29/2049[i]	317,033
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	393,695
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[e]	82,759
	Barclays Bank plc
78,000	10.179%, 6/12/2021[e]	99,657
	Barclays plc
210,000	2.750%, 11/8/2019	211,385
315,000	3.650%, 3/16/2025	310,580
	BB&T Corporation
85,000	1.395%, 1/15/2020[f]	84,487
	Berkshire Hathaway, Inc.
190,000	2.750%, 3/15/2023	198,276
	BPCE SA
210,000	5.700%, 10/22/2023[e]	228,736
	Caisse Centrale Desjardins du Quebec
115,000	1.417%, 1/29/2018[e,f]	114,847
	Capital One Financial Corporation
288,000	6.150%, 9/1/2016	289,112
180,000	2.450%, 4/24/2019	184,013
	Centene Escrow Corporation
600,000	5.625%, 2/15/2021	633,750
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	610,450
	Citigroup, Inc.
115,000	1.431%, 4/8/2019[f]	115,066
315,000	2.700%, 3/30/2021	320,678
188,000	4.050%, 7/30/2022	199,666
555,000	4.400%, 6/10/2025	589,994
228,000	4.125%, 7/25/2028	232,397
620,000	4.650%, 7/30/2045	699,828
	Citizens Bank NA
380,000	2.300%, 12/3/2018	384,912
	CoBank ACB
85,000	1.253%, 6/15/2022[f]	81,204
	Compass Bank
210,000	2.750%, 9/29/2019	209,141

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Financials (2.5%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$182,000	3.950%, 11/9/2022	$191,768
	Credit Agricole SA
140,000	1.480%, 4/15/2019[e,f]	140,321
	Credit Suisse AG
152,000	5.400%, 1/14/2020	165,945
	Credit Suisse Group Funding, Ltd.
456,000	2.750%, 3/26/2020	456,318
304,000	3.750%, 3/26/2025	303,788
	CyrusOne, LP
470,000	6.375%, 11/15/2022	492,325
	Deutsche Bank AG
468,000	3.375%, 5/12/2021	467,538
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	353,992
	Discover Bank
355,000	8.700%, 11/18/2019	414,952
	Discover Financial Services
144,000	6.450%, 6/12/2017	149,601
	Duke Realty, LP
70,000	3.875%, 2/15/2021	74,539
210,000	4.375%, 6/15/2022	229,871
	ERP Operating, LP
75,000	3.375%, 6/1/2025	79,366
	European Investment Bank
215,000	1.875%, 3/15/2019	220,095
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	232,069
164,000	2.875%, 7/27/2020	170,411
80,000	2.875%, 10/1/2021	83,825
	GE Capital International Funding Company
625,000	4.418%, 11/15/2035	720,389
	Genworth Financial, Inc.
194,000	7.700%, 6/15/2020	174,115
	Goldman Sachs Group, Inc.
150,000	1.952%, 4/30/2018[f]	151,245
120,000	1.726%, 11/15/2018[f]	120,852
726,000	5.375%, 3/15/2020	809,881
115,000	1.875%, 4/23/2020[f]	115,345
608,000	5.250%, 7/27/2021	690,863
152,000	3.500%, 1/23/2025	158,210
450,000	4.800%, 7/8/2044	509,034
152,000	5.150%, 5/22/2045	166,662
245,000	4.750%, 10/21/2045	278,986
	Hartford Financial Services Group, Inc.
368,000	5.125%, 4/15/2022	420,721
	HBOS plc
400,000	6.750%, 5/21/2018[e]	430,758
	HCP, Inc.
480,000	4.000%, 12/1/2022	505,823
140,000	3.400%, 2/1/2025	137,471
	HSBC Bank plc
275,000	1.266%, 5/15/2018[e,f]	273,613
	HSBC Holdings plc
320,000	3.400%, 3/8/2021	331,758
230,000	3.600%, 5/25/2023	238,303
275,000	3.900%, 5/25/2026	285,569
228,000	6.375%, 12/29/2049[i]	225,264
300,000	6.875%, 12/29/2049[i]	309,000
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	73,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Financials (2.5%) - continued
	Huntington National Bank
$250,000	2.200%, 11/6/2018	$253,336
	Icahn Enterprises, LP
450,000	6.000%, 8/1/2020	448,875
	ING Capital Funding Trust III
200,000	4.231%, 12/29/2049[f,i]	197,500
	International Lease Finance Corporation
450,000	8.875%, 9/1/2017	482,625
	Intesa Sanpaolo SPA
325,000	5.250%, 1/12/2024	356,127
	J.P. Morgan Chase & Company
267,000	6.300%, 4/23/2019	300,588
90,000	2.250%, 1/23/2020	91,779
400,000	4.500%, 1/24/2022	447,263
228,000	3.200%, 1/25/2023	238,565
385,000	2.700%, 5/18/2023	390,928
280,000	3.625%, 5/13/2024	299,695
550,000	3.125%, 1/23/2025	565,115
250,000	3.300%, 4/1/2026	259,936
369,000	7.900%, 4/29/2049[i]	383,760
	KeyBank NA
250,000	2.350%, 3/8/2019	255,191
	KeyCorp
350,000	2.900%, 9/15/2020	364,335
	Kookmin Bank
250,000	1.625%, 8/1/2019[e]	250,000
	Liberty Mutual Group, Inc.
313,000	4.950%, 5/1/2022[e]	349,928
	Liberty Property, LP
435,000	3.750%, 4/1/2025	450,882
	Lincoln National Corporation
234,000	7.000%, 6/15/2040	302,865
	Lloyds Bank plc
130,000	1.175%, 3/16/2018[f]	128,933
	Merrill Lynch & Company, Inc.
468,000	6.400%, 8/28/2017	492,870
	MetLife, Inc.
290,000	4.050%, 3/1/2045	291,127
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[e]	217,151
	Morgan Stanley
420,000	6.625%, 4/1/2018	455,011
100,000	1.995%, 4/25/2018[f]	101,168
115,000	1.874%, 1/27/2020[f]	115,442
190,000	2.500%, 4/21/2021	192,199
180,000	4.875%, 11/1/2022	198,734
300,000	4.000%, 7/23/2025	323,470
450,000	4.350%, 9/8/2026	479,066
175,000	4.300%, 1/27/2045	189,282
380,000	5.550%, 12/29/2049[h,i]	384,750
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	479,600
215,000	5.500%, 5/1/2024	222,525
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	188,602
	National City Corporation
236,000	6.875%, 5/15/2019	266,845
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	81,985
	Quicken Loans, Inc.
630,000	5.750%, 5/1/2025[e]	624,487
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,632

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Financials (2.5%) - continued
	Regions Bank
$250,000	7.500%, 5/15/2018	$274,086
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	251,675
112,000	3.200%, 2/8/2021	115,715
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	122,957
209,000	5.000%, 6/1/2021	229,767
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[e]	111,786
	Santander Holdings USA, Inc.
210,000	3.450%, 8/27/2018	215,271
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	268,304
	Santander UK plc
144,000	3.050%, 8/23/2018	147,606
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	155,515
85,000	2.500%, 9/1/2020	88,132
320,000	2.750%, 2/1/2023	331,939
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[e]	178,267
	State Street Corporation
129,000	1.526%, 8/18/2020[f]	129,417
	Sumitomo Mitsui Banking Corporation
140,000	1.268%, 1/16/2018[f]	139,833
	Svenska Handelsbanken AB
180,000	1.146%, 6/17/2019[f]	178,774
	Synchrony Financial
75,000	1.867%, 2/3/2020[f]	73,294
85,000	3.750%, 8/15/2021	89,715
430,000	4.250%, 8/15/2024	454,108
	Toronto-Dominion Bank
115,000	1.586%, 12/14/2020[f]	115,619
	UBS Group Funding Jersey, Ltd.
380,000	2.950%, 9/24/2020[e]	391,005
228,000	4.125%, 9/24/2025[e]	240,673
	UnitedHealth Group, Inc.
55,000	3.350%, 7/15/2022	59,139
	USB Realty Corporation
80,000	1.827%, 12/29/2049[e,f,i]	68,400
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	285,506
	Wells Fargo & Company
115,000	1.432%, 1/30/2020[f]	114,939
305,000	2.550%, 12/7/2020	314,083
776,000	3.450%, 2/13/2023	812,844
285,000	3.000%, 2/19/2025	294,322
325,000	3.000%, 4/22/2026	333,840
300,000	4.900%, 11/17/2045	339,980
	Welltower, Inc.
80,000	2.250%, 3/15/2018	80,811
152,000	3.750%, 3/15/2023	159,009
160,000	4.000%, 6/1/2025	170,561

	Total	45,302,976

Foreign Government (0.1%)
	Argentina Government International Bond
340,000	7.125%, 7/6/2036[e]	345,440
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	116,963

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Foreign Government (0.1%) - continued
	Kommunalbanken AS
$190,000	1.500%, 10/22/2019[e]	$191,833

	Total	654,236

Mortgage-Backed Securities (9.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
15,037,500	3.000%, 8/1/2031[d]	15,786,094
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,787,500	4.000%, 8/1/2045[d]	9,407,087
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,325,000	2.500%, 8/1/2031[d]	9,658,296
11,600,000	3.000%, 8/1/2046[d]	12,071,250
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
617,538	1.735%, 7/1/2043[f]	628,100
1,191,926	2.035%, 7/1/2043[f]	1,218,363
1,200,603	2.088%, 8/1/2043[f]	1,227,591
11,709,000	4.500%, 8/1/2045[d]	12,768,171
64,950,000	3.500%, 8/1/2046[d]	68,598,365
37,550,000	4.000%, 8/1/2046[d]	40,256,240

	Total	171,619,557

Technology (0.6%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	91,466
	Apple, Inc.
90,000	0.927%, 5/6/2020[f]	89,108
532,000	3.200%, 5/13/2025	568,248
228,000	4.650%, 2/23/2046	260,191
228,000	3.850%, 8/4/2046[d]	228,840
	Baidu, Inc.
400,000	2.750%, 6/9/2019	406,520
	Cisco Systems, Inc.
120,000	1.173%, 3/1/2019[f]	120,513
	CommScope Technologies Finance, LLC
420,000	6.000%, 6/15/2025[e]	443,100
	Denali Borrower, LLC
475,000	5.625%, 10/15/2020[e]	498,180
	Diamond 1 Finance Corporation
190,000	3.480%, 6/1/2019[e]	195,439
152,000	5.450%, 6/15/2023[e]	160,988
117,000	6.020%, 6/15/2026[e]	125,344
	Equinix, Inc.
540,000	5.750%, 1/1/2025	573,750
	Fidelity National Information Services, Inc.
310,000	2.850%, 10/15/2018	317,960
225,000	3.625%, 10/15/2020	238,724
	First Data Corporation
315,000	5.375%, 8/15/2023[e]	323,269
	Freescale Semiconductor, Inc.
325,000	6.000%, 1/15/2022[e]	343,200
	Hewlett Packard Enterprise Company
344,000	2.450%, 10/5/2017[e]	348,174
172,000	2.850%, 10/5/2018[e]	176,044
172,000	4.400%, 10/15/2022[e]	186,062

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Technology (0.6%) - continued
	IMS Health, Inc.
$363,000	6.000%, 11/1/2020[e]	$369,955
	Intel Corporation
45,000	3.100%, 7/29/2022	48,465
205,000	3.700%, 7/29/2025	229,134
351,000	4.100%, 5/19/2046	377,858
	International Business Machines Corporation
312,000	4.700%, 2/19/2046	366,184
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	563,125
	Lam Research Corporation
290,000	3.450%, 6/15/2023	302,373
	Microsoft Corporation
475,000	4.750%, 11/3/2055	558,927
475,000	4.200%, 11/3/2035	540,461
	Oracle Corporation
85,000	2.500%, 5/15/2022	87,418
312,000	2.400%, 9/15/2023	315,093
380,000	2.950%, 5/15/2025	394,883
	Plantronics, Inc.
325,000	5.500%, 5/31/2023[e]	329,062
	Qualcomm, Inc.
234,000	3.000%, 5/20/2022	246,722
	Seagate HDD Cayman
304,000	4.875%, 6/1/2027	254,922
	Sensata Technologies UK Financing Company plc
325,000	6.250%, 2/15/2026[e]	351,406
	Western Digital Corporation
570,000	10.500%, 4/1/2024[e]	641,963

	Total	11,673,071

Transportation (0.2%)
	Air Canada Pass Through Trust
77,605	3.875%, 3/15/2023[e]	74,792
	American Airlines Pass Through Trust
338,850	3.375%, 5/1/2027	350,710
	Avis Budget Car Rental, LLC
425,000	5.125%, 6/1/2022[e,h]	417,031
305,000	6.375%, 4/1/2024[e]	310,337
	Burlington Northern Santa Fe, LLC
285,000	5.050%, 3/1/2041	356,171
325,000	3.900%, 8/1/2046	358,779
	Canadian Pacific Railway Company
195,000	4.800%, 8/1/2045	230,169
	Continental Airlines, Inc.
460,000	6.125%, 4/29/2018	484,150
161,945	4.150%, 4/11/2024	171,257
	CSX Corporation
126,000	3.700%, 11/1/2023	137,334
	Delta Air Lines, Inc.
69,311	4.950%, 5/23/2019	73,557
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[e]	86,077
	FedEx Corporation
350,000	3.900%, 2/1/2035	369,431
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	78,170
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	234,327
	Virgin Australia Holdings, Ltd.
47,819	5.000%, 10/23/2023[e]	49,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Transportation (0.2%) - continued
	XPO Logistics, Inc.
$445,000	6.500%, 6/15/2022[e,h]	$440,550

	Total	4,222,334

U.S. Government and Agencies (7.7%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	776,037
1,175,000	4.375%, 5/15/2040	1,696,544
9,153,600	3.000%, 5/15/2042	10,792,305
6,720,000	3.625%, 2/15/2044	8,835,490
1,000,000	2.500%, 5/15/2046	1,068,867
	U.S. Treasury Bonds, TIPS
5,962,835	0.625%, 1/15/2026	6,300,343
7,759,584	1.000%, 2/15/2046	8,699,727
	U.S. Treasury Notes
7,770,000	0.875%, 11/15/2017	7,793,675
8,575,000	0.875%, 3/31/2018	8,604,481
2,500,000	0.750%, 2/15/2019	2,501,562
19,010,000	1.500%, 10/31/2019	19,420,654
5,053,000	1.875%, 6/30/2020	5,237,551
24,000,000	1.375%, 9/30/2020	24,407,808
1,500,000	1.375%, 5/31/2021	1,524,843
1,000,000	2.125%, 9/30/2021	1,052,539
19,000,000	2.125%, 6/30/2022	20,033,866
1,865,000	1.625%, 8/15/2022	1,912,791
5,400,000	2.250%, 11/15/2024	5,765,974
	U.S. Treasury Notes, TIPS
7,178,622	0.125%, 1/15/2023	7,274,335

	Total	143,699,392

Utilities (0.8%)
	AES Corporation
270,000	7.375%, 7/1/2021	306,450
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	499,851
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	102,171
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	108,004
	Calpine Corporation
325,000	5.375%, 1/15/2023	324,188
	Chesapeake Midstream Partners, LP
390,000	6.125%, 7/15/2022	398,825
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	306,561
190,000	4.350%, 11/15/2045	222,828
	Consolidated Edison Company of New York, Inc.
114,000	4.500%, 12/1/2045	133,604
	Consolidated Edison, Inc.
156,000	2.000%, 5/15/2021	158,403
	Covanta Holding Corporation
200,000	7.250%, 12/1/2020	207,250
	Dominion Resources, Inc.
300,000	2.962%, 7/1/2019	308,064
	DTE Electric Company
215,000	3.700%, 3/15/2045	232,924
245,000	3.700%, 6/1/2046	263,860
	DTE Energy Company
40,000	2.400%, 12/1/2019	41,085
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	218,169
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	330,858

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Utilities (0.8%) - continued
	Dynegy Finance I, Inc.
$395,000	7.375%, 11/1/2022	$387,100
	Dynegy, Inc.
450,000	6.750%, 11/1/2019	458,438
	Edison International
300,000	2.950%, 3/15/2023	306,665
	Emera U.S. Finance, LP
235,000	2.150%, 6/15/2019[e]	238,296
235,000	4.750%, 6/15/2046[e]	258,806
	Enel Finance International NV
108,000	6.250%, 9/15/2017[e]	113,776
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	315,868
	Eversource Energy
85,000	1.600%, 1/15/2018	85,558
	Exelon Corporation
165,000	5.100%, 6/15/2045	198,642
234,000	4.450%, 4/15/2046	257,446
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	272,773
75,000	2.950%, 1/15/2020	77,116
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	89,655
215,000	5.300%, 7/1/2043	259,192
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	234,854
	MidAmerican Energy Holdings Company
312,000	6.500%, 9/15/2037	435,524
	Monongahela Power Company
210,000	5.400%, 12/15/2043[e]	272,277
	MPLX, LP
780,000	4.875%, 12/1/2024[e]	772,426
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	310,826
	NextEra Energy Capital Holdings, Inc.
195,000	2.300%, 4/1/2019	198,441
	NiSource Finance Corporation
435,000	5.650%, 2/1/2045	570,169
	Northern States Power Company
315,000	4.125%, 5/15/2044	361,600
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	272,160
	Oncor Electric Delivery Company, LLC
210,000	3.750%, 4/1/2045	223,850
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	332,603
228,000	4.250%, 3/15/2046	260,966
	PG&E Corporation
110,000	2.400%, 3/1/2019	112,398
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	110,503
365,000	5.000%, 3/15/2044	426,879
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	331,560
	Sempra Energy
350,000	6.150%, 6/15/2018	379,062
95,000	2.400%, 3/15/2020	97,003
	Southern California Edison Company
55,000	2.400%, 2/1/2022	56,779
	Southern Company
315,000	1.850%, 7/1/2019	318,758
300,000	4.400%, 7/1/2046	332,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (29.1%)	Value

Utilities (0.8%) - continued
	Southwestern Electric Power Company
$110,000	3.900%, 4/1/2045	$112,602
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	488,750
	TransAlta Corporation
245,000	1.900%, 6/3/2017	240,462
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	154,000
	Williams Partners, LP
305,000	5.100%, 9/15/2045	274,396

	Total	15,163,633

	Total Long-Term Fixed Income (cost $525,941,853)	541,919,643

Shares	Common Stock (25.7%)	Value

Consumer Discretionary (3.3%)
18,159	Aaron’s, Inc.	434,908
1,600	Aisan Industry Company, Ltd.	11,486
4,990	Amazon.com, Inc.[k]	3,786,462
4,780	American Axle & Manufacturing Holdings, Inc.[k]	83,220
7,132	American Public Education, Inc.[k]	204,260
3,890	Armstrong Flooring, Inc.[k]	77,528
6,320	Ascena Retail Group, Inc.[k]	51,382
4,620	Ascent Capital Group, Inc.[k]	78,632
1,950	AutoZone, Inc.[k]	1,587,241
16,570	Barnes & Noble, Inc.	216,736
300	Bayerische Motoren Werke AG	21,744
9,240	Beazer Homes USA, Inc.[k]	88,612
11,300	Bed Bath & Beyond, Inc.	507,935
100	Beiersdorf AG	9,395
3,400	Berkeley Group Holdings plc	120,601
2,380	Best Buy Company, Inc.	79,968
1,900	Betsson AB	17,822
4,830	Big 5 Sporting Goods Corporation	51,005
2,420	BJ’s Restaurants, Inc.[k]	93,993
7,610	Bloomin’ Brands, Inc.	136,828
3,820	BorgWarner, Inc.	126,748
500	Brembo SPA	29,241
1,300	Bridgestone Corporation	45,020
18,623	Brunswick Corporation	924,073
880	Buffalo Wild Wings, Inc.[k]	147,805
1,617	Bunzl plc	50,592
8,496	Burlington Stores, Inc.[k]	650,029
10,250	Caleres, Inc.	269,780
20,070	Callaway Golf Company	214,749
2,000	Calsonic Kansei Corporation	15,386
18,130	Carter’s, Inc.	1,835,662
2,774	Cedar Fair, LP	164,221
3,700	Cheesecake Factory, Inc.	191,401
4,190	Chuy’s Holdings, Inc.[k]	141,287
37,510	Cinemark Holdings, Inc.	1,410,376
3,200	Cineworld Group plc	24,863
4,550	ClubCorp Holdings, Inc.	65,975
61,740	Comcast Corporation	4,152,015
900	Compass Group plc	17,098
12,304	Core-Mark Holding Company, Inc.	602,404
11,142	CSS Industries, Inc.	293,146
14,275	Culp, Inc.	407,266
400	Daimler AG	27,194
18,990	Dana Holding Corporation	259,024
10,800	Debenhams plc	8,015
20,452	Delphi Automotive plc	1,387,055

Shares	Common Stock (25.7%)	Value

Consumer Discretionary (3.3%) - continued
4,900	Denso Corporation	$189,726
3,260	DeVry Education Group, Inc.	72,600
32,302	Discovery Communications, Inc., Class Ak	810,457
6,000	Dish DBS Corporation[k]	320,520
7,620	Dollar General Corporation	721,919
14,284	Dollar Tree, Inc.[k]	1,375,406
4,443	Domino’s Pizza, Inc.	654,454
15,900	Duluth Holdings, Inc.[k]	394,320
950	EchoStar Corporation[k]	37,002
3,000	EDION Corporation	25,039
4,400	Eutelsat Communications	87,502
4,945	Expedia, Inc.	576,834
12,000	Finish Line, Inc.	260,760
13,750	Ford Motor Company	174,075
4,300	Fuji Heavy Industries, Ltd.	164,281
4,220	General Motors Company	133,099
10,780	Gentex Corporation	190,483
8,647	G-III Apparel Group, Ltd.[k]	346,139
6,000	Gunze, Ltd.	17,246
2,300	Hakuhodo Dy Holdings, Inc.	26,844
29,301	Harley-Davidson, Inc.	1,550,609
9,067	Harman International Industries, Inc.	749,297
15,146	Haverty Furniture Companies, Inc.	279,141
300	Hennes & Mauritz AB	9,059
12,100	Home Depot, Inc.	1,672,704
6,700	Honda Motor Company, Ltd.	181,488
6,580	Houghton Mifflin Harcourt Company[k]	111,531
6,200	Inchcape plc	55,281
600	InterContinental Hotels Group plc	23,988
11,840	Interpublic Group of Companies, Inc.	273,030
1,000	Intertek Group plc	47,977
4,020	Jack in the Box, Inc.	355,328
700	JB Hi-Fi, Ltd.	13,812
3,320	John Wiley and Sons, Inc.	191,564
13,657	Kate Spade & Company[k]	296,220
2,800	Kingfisher plc	12,434
200	Koito Manufacturing Company, Ltd.	9,875
400	KOMERI Company, Ltd.	9,003
4,773	L Brands, Inc.	352,725
12,620	Las Vegas Sands Corporation	639,203
10,130	La-Z-Boy, Inc.	306,129
4,770	Lear Corporation	541,156
20,550	Liberty Interactive Corporation[k]	550,945
374	Linamar Corporation	14,847
5,173	Lithia Motors, Inc.	446,378
20,630	LKQ Corporation[k]	709,466
24,410	Lowe’s Companies, Inc.	2,008,455
300	LVMH Moet Hennessy Louis Vuitton SE	51,373
1,700	Marks and Spencer Group plc	7,187
5,050	Masonite International Corporation[k]	352,641
800	Mazda Motor Corporation	11,700
5,661	MDC Partners, Inc.	72,234
3,820	Meredith Corporation	208,114
660	Murphy USA, Inc.[k]	50,582
8,629	New Media Investment Group, Inc.	152,388
27,810	Newell Brands, Inc.	1,458,913
7,080	News Corporation	91,828
11,510	NIKE, Inc.	638,805
1,700	NOK Corporation	32,325
600	Nokian Renkaat Oyj	22,305
13,864	Nord Anglia Education, Inc.[k]	301,819
32,362	Nutrisystem, Inc.	957,268
2,928	O’Reilly Automotive, Inc.[k]	850,965
13,413	Oxford Industries, Inc.	766,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Consumer Discretionary (3.3%) - continued
100	Paddy Power plc	$11,729
3,000	PanaHome Corporation	23,653
9,050	Papa John’s International, Inc.	669,247
24,540	Papa Murphy’s Holdings, Inc.[k]	171,780
7,800	Penn National Gaming, Inc.[k]	117,156
6,600	Persimmon plc	147,362
1,060	Priceline Group, Inc.[k]	1,431,859
10,515	PVH Corporation	1,062,646
3,028	Ralph Lauren Corporation	297,017
10,250	Rent-A-Center, Inc.	110,700
3,104	Restoration Hardware Holdings, Inc.[k]	95,634
6,530	Retailmenot, Inc.[k]	54,525
22,667	Ross Stores, Inc.	1,401,501
11,840	Royal Caribbean Cruises, Ltd.	857,690
11,330	Ruth’s Hospitality Group, Inc.	180,940
1,300	Saizeriya Company, Ltd.	29,005
4,620	Sally Beauty Holdings, Inc.[k]	135,505
3,350	Scripps Networks Interactive, Inc.	221,301
1,500	Sekisui House, Ltd.	24,992
5,710	Select Comfort Corporation[k]	136,241
1,600	SHOWA Corporation	9,254
3,400	Shutterfly, Inc.k	180,846
3,990	Signet Jewelers, Ltd.	350,761
4,318	Skechers USA, Inc.[k]	103,718
900	Sky plc	10,961
1,150	Snap-On, Inc.	180,745
2,300	Sports Direct International plc[k]	8,808
10,300	Sportsman’s Warehouse Holdings, Inc.[k]	104,854
600	Stanley Electric Company, Ltd.	14,546
5,230	Staples, Inc.	48,587
4,400	Star Entertainment Group, Ltd.	19,874
14,970	Starbucks Corporation	869,008
19,084	Stein Mart, Inc.	164,122
4,600	Sumitomo Forestry Company, Ltd.	64,788
2,500	Sumitomo Rubber Industries, Ltd.	35,287
200	Swatch Group AG	10,210
8,260	Tailored Brands, Inc.	121,009
5,000	Tatts Group, Ltd.	15,692
623	Taylor Wimpey plc	1,275
4,610	Tempur-Pedic International, Inc.[k]	348,654
3,489	Tenneco, Inc.[k]	197,198
9,400	Time, Inc.	153,502
26,198	Toll Brothers, Inc.[k]	733,806
26,225	Tower International, Inc.	605,273
13,616	Tuesday Morning Corporation[k]	107,430
670	Tupperware Brands Corporation	41,996
1,739	Ulta Salon Cosmetics & Fragrance, Inc.[k]	454,244
4,004	Under Armour, Inc., Class Ak	157,998
4,032	Under Armour, Inc., Class Ck	143,942
900	USS Company, Ltd.	15,266
3,115	Vail Resorts, Inc.	445,663
74	Valora Holding AG	21,380
14,130	Vera Bradley, Inc.[k]	205,733
5,857	VF Corporation	365,652
2,820	Visteon Corporation	197,654
4,330	Vitamin Shoppe, Inc.[k]	126,696
2,000	Wacoal Holdings Corporation	21,861
3,800	WH Smith plc	76,925
600	Whitbread plc	30,639
10,250	Wingstop, Inc.	266,500
4,000	Wolters Kluwer NV	168,295
3,000	WPP plc	67,313
1,600	Yokohama Rubber Company, Ltd.	21,488
8,490	Yum! Brands, Inc.	759,176

Shares	Common Stock (25.7%)	Value

Consumer Discretionary (3.3%) - continued
8,360	Zoe’s Kitchen, Inc.[k]	$297,114

	Total	60,664,162

Consumer Staples (1.2%)
300	AarhusKarlshamn AB	22,179
5,598	AdvancePierre Foods Holdings, Inc.[k]	133,904
10,090	Avon Products, Inc.	41,066
2,400	Axfood AB	43,128
2,700	Blue Buffalo Pet Products, Inc.[k]	69,336
1,166	British American Tobacco plc	74,420
4,130	Brown-Forman Corporation	405,525
10,690	Campbell Soup Company	665,666
4,181	Casey’s General Stores, Inc.	558,331
41,730	Coca-Cola Company	1,820,680
4,300	Coca-Cola HBC AG	88,900
33,680	CVS Health Corporation	3,122,810
11,460	Estee Lauder Companies, Inc.	1,064,634
58,840	Flowers Foods, Inc.	1,082,068
3,710	General Mills, Inc.	266,712
139	George Weston, Ltd.	12,345
15,211	Hain Celestial Group, Inc.[k]	802,989
900	Henkel AG & Company KGaA	97,698
6,750	Imperial Brands plc	355,705
2,650	Ingredion, Inc.	353,086
900	Jeronimo Martins SGPS SA	15,074
900	Kao Corporation	48,468
520	Kellogg Company	43,009
500	Kesko Oyj	22,292
4,790	Kimberly-Clark Corporation	620,545
11,670	Koninklijke Ahold Delhaize NV	278,613
200	KOSE Corporation	18,418
1,780	Lancaster Colony Corporation	231,329
1,420	McCormick & Company, Inc.	145,195
2,350	Molson Coors Brewing Company	240,076
7,241	Monster Beverage Corporation[k]	1,163,122
1,300	Nestle SA	104,172
1,000	Nichirei Corporation	9,542
1,000	Nippon Meat Packers, Inc.	24,318
4,780	PepsiCo, Inc.	520,638
9,889	Philip Morris International, Inc.	991,471
39,700	Pinnacle Foods, Inc.	1,993,337
282	Premium Brands Holdings Corporation	12,166
7,470	Procter & Gamble Company	639,357
19,796	SpartanNash Company	623,574
1,100	Suedzucker AG	27,526
400	Sugi Holdings Company, Ltd.	20,040
3,300	Swedish Match AB	120,383
11,460	United Natural Foods, Inc.[k]	572,771
1,140	Universal Corporation	67,613
35,260	WhiteWave Foods Company[k]	1,956,577
2,141	Woolworths, Ltd.	38,155

	Total	21,628,963

Energy (3.9%)
45,505	Archrock, Inc.	405,450
25,404	Atwood Oceanics, Inc.	271,315
95,456	Baker Hughes, Inc.	4,565,661
3,190	Baytex Energy Corporation	14,977
79,231	BP plc	448,262
10,692	Bristow Group, Inc.	115,581
6,150	California Resources Corporation	63,099
58,350	Callon Petroleum Company[k]	664,607
900	Caltex Australia, Ltd.	22,760
90,528	Canadian Natural Resources, Ltd.	2,736,661
75,671	Chevron Corporation	7,754,764

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Energy (3.9%) - continued
10,475	Cimarex Energy Company	$1,257,210
5,288	Clayton Williams Energy, Inc.[k]	199,411
48,570	Clean Energy Fuels Corporation[k]	145,224
293,375	Cobalt International Energy, Inc.[k]	437,129
24,377	Concho Resources, Inc.[k]	3,027,623
30,240	Continental Resources, Inc.[k]	1,332,072
14,850	Delek US Holdings, Inc.	185,922
23,850	Devon Energy Corporation	912,978
6,170	Diamond Offshore Drilling, Inc.	140,182
9,394	Diamondback Energy, Inc.[k]	824,699
32,054	Ensco plc	293,935
53,122	EOG Resources, Inc.	4,340,067
10,570	EP Energy Corporation[k]	44,077
62,690	EQT Corporation	4,567,593
30,510	Exxon Mobil Corporation	2,713,865
10,650	FMC Technologies, Inc.[k]	270,297
9,790	Green Plains, Inc.	222,037
4,860	Gulfport Energy Corporation[k]	141,377
31,500	Halliburton Company	1,375,290
6,924	Helmerich & Payne, Inc.	429,080
6,497	HollyFrontier Corporation	165,154
23,640	Hornbeck Offshore Services, Inc.[k]	188,647
3,760	Kinder Morgan, Inc.	76,441
269,388	Marathon Oil Corporation	3,674,452
104,905	Marathon Petroleum Corporation	4,132,208
1,800	Matador Resources Company[k]	37,962
63,870	Nabors Industries, Ltd.	574,830
4,370	National Oilwell Varco, Inc.	141,370
1,950	Noble Energy, Inc.	69,654
41,959	Oasis Petroleum, Inc.[k]	318,888
4,570	Oceaneering International, Inc.	127,412
8,240	Oil States International, Inc.[k]	254,781
3,670	OMV AG	98,028
28,442	Parsley Energy, Inc.[k]	810,881
51,596	Patterson-UTI Energy, Inc.	1,000,446
41,429	Pioneer Energy Services Corporation[k]	130,501
2,370	Pioneer Natural Resources Company	385,291
6,190	QEP Resources, Inc.	112,658
70,948	Rowan Companies plc	1,081,248
3,165	Royal Dutch Shell plc	82,446
50,137	Royal Dutch Shell plc ADR	2,596,595
7,341	Royal Dutch Shell plc, Class B	195,262
12,575	RPC, Inc.[k]	182,212
1,400	RSP Permian, Inc.[k]	50,330
65,621	Schlumberger, Ltd.	5,283,803
9,790	SemGroup Corporation	283,518
2,947	SM Energy Company	79,952
2,172	Statoil ASA	34,529
146,193	Suncor Energy, Inc. ADR	3,934,054
2,030	Superior Energy Services, Inc.	32,419
1,630	Targa Resources Corporation	60,734
14,180	Teekay Corporation	87,916
55,511	Teekay Tankers, Ltd.	163,757
19,160	Tesco Corporation	126,648
280	Tesoro Corporation	21,322
47,330	TETRA Technologies, Inc.[k]	284,453
3,008	Total SA	144,667
12,676	U.S. Silica Holdings, Inc.	436,942
1,463	Vantage Drilling International[k]	127,281
394,375	Weatherford International plc[k]	2,240,050
575	World Fuel Services Corporation	27,370
301,970	WPX Energy, Inc.[k]	3,016,680

	Total	72,796,997

Financials (4.3%)
3,220	Acadia Realty Trust	121,265

Shares	Common Stock (25.7%)	Value

Financials (4.3%) - continued
8,081	Affiliated Managers Group, Inc.[k]	$1,186,129
3,100	Allianz SE	444,185
5,390	Allied World Assurance Company Holdings AG	220,936
3,130	American Assets Trust, Inc.	143,604
5,640	American Campus Communities, Inc.	304,955
6,710	American Capital Mortgage Investment Corporation	109,776
10,340	American Financial Group, Inc.	755,854
10,900	American International Group, Inc.	593,396
10,903	Ameris Bancorp	361,543
4,110	AMERISAFE, Inc.	240,558
60,650	Anworth Mortgage Asset Corporation	298,398
12,920	Apple Hospitality REIT, Inc.	263,180
3,476	Argo Group International Holdings, Ltd.	180,370
14,600	Aspen Insurance Holdings, Ltd.	671,016
5,640	Associated Banc-Corp	104,904
18,870	Assured Guaranty, Ltd.	505,527
6,800	Australia & New Zealand Banking Group, Ltd.	133,786
11,900	Banco Santander SA	50,519
6,250	BancorpSouth, Inc.	148,875
187,700	Bank of America Corporation	2,719,773
11,600	Bank of East Asia, Ltd.	48,021
1,622	Bank of Montreal	103,980
11,100	Bank of New York Mellon Corporation	437,340
5,558	Bank of Nova Scotia	282,274
3,971	Bank of Queensland, Ltd.	31,946
10,278	Bank of the Ozarks, Inc.	369,905
7,140	BankFinancial Corporation	87,108
28,400	BB&T Corporation	1,047,108
24,559	BBCN Bancorp, Inc.	377,472
27,450	Blackstone Group, LP	736,758
46,110	Boston Private Financial Holdings, Inc.	558,853
9,343	Brixmor Property Group, Inc.	265,341
29,180	Brookline Bancorp, Inc.	332,360
10,830	Brown & Brown, Inc.	397,028
2,300	Camden Property Trust	206,057
163	Canadian Imperial Bank of Commerce	12,383
594	Canadian Western Bank	11,474
10,450	Capital One Financial Corporation	700,986
12,500	CapitaMall Trust	20,029
8,470	Cathay General Bancorp	253,931
93,790	CBL & Associates Properties, Inc.	1,152,679
8,620	CBRE Group, Inc.[k]	245,239
60,886	Cedar Realty Trust, Inc.	489,523
11,900	Central Pacific Financial Corporation	291,907
5,600	Charles Schwab Corporation	159,152
19,750	Chatham Lodging Trust	473,605
3,000	Chiba Bank, Ltd.	14,340
6,150	Chubb, Ltd.	770,349
49,250	Citigroup, Inc.	2,157,643
8,590	Clifton Bancorp, Inc.	128,678
2,090	CNO Financial Group, Inc.	36,303
3,900	CNP Assurances	59,586
42,260	CoBiz Financial, Inc.	521,911
14,757	Columbia Banking System, Inc.	447,432
3,100	Columbia Property Trust, Inc.	75,330
22,250	Comerica, Inc.	1,006,590
35,050	Corporate Office Properties Trust	1,050,098
34,470	CYS Investments, Inc.	308,507
100	Daito Trust Construction Company, Ltd.	16,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Financials (4.3%) - continued
700	Danske Bank AS	$19,037
8,590	DCT Industrial Trust, Inc.	431,390
91,400	DDR Corporation	1,804,236
1,700	Derwent London plc	63,937
17,700	DEXUS Property Group	131,452
2,600	Digital Realty Trust, Inc.	271,596
11,975	Direct Line Insurance Group plc	55,409
8,217	Douglas Emmett, Inc.	312,575
17,980	Duke Realty Corporation	517,644
66,010	E*TRADE Financial Corporation[k]	1,655,531
36,223	East West Bancorp, Inc.	1,239,551
550	EastGroup Properties, Inc.	40,491
1,800	Eaton Vance Corporation	68,058
22,240	Empire State Realty Trust, Inc.	466,818
16,776	Employers Holdings, Inc.	478,452
4,210	Endurance Specialty Holdings, Ltd.	284,722
9,500	Enova International, Inc.[k]	86,355
6,620	Equity One, Inc.	220,247
4,200	Erste Group Bank AG	111,307
12,369	Essent Group, Ltd.[k]	296,361
6,654	Evercore Partners, Inc.	337,158
1,400	EXOR SPA	54,630
15,180	F.N.B. Corporation	181,401
80,710	Fifth Third Bancorp	1,531,876
43,980	First Commonwealth Financial Corporation	424,407
10,450	First Financial Bancorp	222,690
3,610	First Financial Corporation	138,263
3,640	First Merchants Corporation	95,368
37,850	First Midwest Bancorp, Inc.	706,660
5,540	First NBC Bank Holding Company[k]	105,426
23,438	First Potomac Realty Trust	236,958
20,646	First Republic Bank	1,479,699
17,200	FlexiGroup, Ltd.	26,203
15,850	Franklin Street Properties Corporation	203,197
11,200	Frasers Centrepoint Trust	17,877
26,000	Fukuoka Financial Group, Inc.	99,336
48,390	Genworth Financial, Inc.[k]	138,395
946	Genworth MI Canada, Inc.	25,265
1,063	Getty Realty Corporation	24,151
16,190	Glacier Bancorp, Inc.	446,520
7,410	Goldman Sachs Group, Inc.	1,176,782
3,100	Great Portland Estates plc	28,025
26,170	Great Western Bancorp, Inc.	868,059
28,598	Green Bancorp, Inc.[k]	279,688
10,360	Greenhill & Company, Inc.	205,439
100	Groupe Bruxelles Lambert SA	8,436
5,847	H&R Real Estate Investment Trust	104,119
1,533	Hamborner REIT AG	18,142
11,440	Hancock Holding Company	331,646
3,200	Hang Seng Bank, Ltd.	57,286
23,132	Hanmi Financial Corporation	567,197
1,500	Hannover Rueckversicherung SE	153,427
4,790	Hanover Insurance Group, Inc.	394,409
4,000	Hartford Financial Services Group, Inc.	159,400
2,280	Healthcare Trust of America, Inc.	77,634
20,900	Henderson Group plc	63,860
2,200	Henderson Land Development Company, Ltd.	13,132
2,910	Hersha Hospitality Trust	54,999
5,900	HFF, Inc.	166,439
2,090	Highwoods Properties, Inc.	116,455
500	Hitachi Capital Corporation	9,131
32,410	Home BancShares, Inc.	676,397

Shares	Common Stock (25.7%)	Value

Financials (4.3%) - continued
3,940	Hometrust Bancshares, Inc.[k]	$72,417
5,428	Horace Mann Educators Corporation	185,529
7,290	Hospitality Properties Trust	232,624
27,817	Host Hotels & Resorts, Inc.	493,474
6,668	Houlihan Lokey, Inc.	152,897
4,960	Hudson Pacific Properties, Inc.	167,698
3,400	Hufvudstaden AB	56,782
44,850	Huntington Bancshares, Inc.	426,075
21,000	Hysan Development Company, Ltd.	96,842
617	Infinity Property & Casualty Corporation	50,619
7,890	InfraREIT, Inc.	139,337
849	Intact Financial Corporation	60,857
7,336	Intercontinental Exchange, Inc.	1,938,171
30,190	Invesco, Ltd.	880,944
16,500	Investec plc	98,212
47,830	Investors Bancorp, Inc.	543,349
4,286	J.P. Morgan Chase & Company	274,175
15,453	Janus Capital Group, Inc.	233,340
2,900	Jones Lang LaSalle, Inc.	317,463
85,790	KeyCorp	1,003,743
5,581	Kinsale Capital Group, Inc.[k]	101,965
25,760	LaSalle Hotel Properties	709,688
2,240	Lazard, Ltd.	80,058
2,270	Legg Mason, Inc.	77,498
36,660	Liberty Property Trust	1,516,991
3,194	Lincoln National Corporation	139,482
4,000	Link REIT	29,885
7,140	LPL Financial Holdings, Inc.	192,423
4,330	M&T Bank Corporation	496,045
2,600	Macquarie Group, Ltd.	147,204
120	Markel Corporation[k]	113,850
1,220	Mercury General Corporation	67,551
26,420	MetLife, Inc.	1,129,191
830	Mid-America Apartment Communities, Inc.	87,997
12,900	Mitsui & Company, Ltd.	151,135
53,600	Mizuho Financial Group, Inc.	85,992
34,350	Morgan Stanley	986,876
1,000	MS and AD Insurance Group Holdings, Inc.	28,812
12,220	MSCI, Inc.	1,051,409
2,600	National Australia Bank, Ltd.	52,562
3,185	National Bank of Canada	109,065
7,480	National Storage Affiliates Trust	159,848
760	Navigators Group, Inc.	71,189
77,983	New World Development Company, Ltd.	90,881
9,430	NMI Holdings, Inc.[k]	59,220
660	Northern Trust Corporation	44,609
18,330	NorthStar Realty Europe Corporation	169,553
4,500	Old Mutual plc	12,522
2,740	Outfront Media, Inc.	63,760
12,999	PacWest Bancorp	537,509
4,010	Paramount Group, Inc.	70,696
4,890	Parkway Properties, Inc.	84,939
8,865	Pebblebrook Hotel Trust	262,847
5,300	Physicians Realty Trust	115,116
1,560	Piper Jaffray Companies[k]	64,490
4,280	Popular, Inc.	144,193
18,053	Post Properties, Inc.	1,147,990
2,904	Potlatch Corporation	111,078
957	Power Corporation of Canada	20,846
5,180	Primerica, Inc.	266,822
5,670	Principal Financial Group, Inc.	264,392
15,520	Provident Financial Services, Inc.	312,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Financials (4.3%) - continued
7,070	Ramco-Gershenson Properties Trust	$140,269
14,538	Raymond James Financial, Inc.	798,136
10,250	RE/MAX Holdings, Inc.	444,030
3,080	Realogy Holdings Corporation[k]	95,449
4,009	Renasant Corporation	129,170
11,380	Retail Properties of America, Inc.	200,629
1,306	Safety Insurance Group, Inc.	83,192
15,743	Sandy Spring Bancorp, Inc.	469,771
1,348	Schroders plc	46,720
1,740	Selective Insurance Group, Inc.	68,138
2,760	Senior Housing Property Trust	61,300
15,730	Silver Bay Realty Trust Corporation REIT	283,455
130,630	SLM Corporation[k]	939,230
5,330	Sovran Self Storage, Inc.	545,632
16,126	Stifel Financial Corporation[k]	570,054
30,409	Stockland	116,700
24,232	Summit Hotel Properties, Inc.	343,610
8,480	SunTrust Banks, Inc.	358,619
15,102	SVB Financial Group[k]	1,516,543
100	Swiss Prime Site AGk	9,184
2,200	Swiss Re AG	184,418
37,150	Synchrony Financial[k]	1,035,742
8,350	Synovus Financial Corporation	254,174
7,000	T&D Holdings, Inc.	71,386
500	Talanx AG	15,038
8,360	Talmer Bancorp, Inc.	175,727
53,730	TCF Financial Corporation	730,191
27,471	TD Ameritrade Holding Corporation	834,020
7,117	Terreno Realty Corporation	198,208
3,910	Territorial Bancorp, Inc.	105,179
4,730	Tier REIT, Inc.	82,444
300	Tokio Marine Holdings, Inc.	11,612
1,018	Toronto-Dominion Bank	44,356
9,280	TriCo Bancshares	241,466
17,670	TrustCo Bank Corporation	117,152
2,300	U.S. Bancorp	96,991
1,760	Union Bankshares Corporation	47,238
12,280	United Community Banks, Inc.	236,267
26,950	United Financial Bancorp, Inc.	354,393
8,004	United Overseas Bank, Ltd.	109,826
1,210	Unum Group	40,426
5,640	Urstadt Biddle Properties, Inc.	139,308
2,730	Voya Financial, Inc.	69,970
1,700	Webster Financial Corporation	61,132
3,260	Wells Fargo & Company	156,382
5,593	Western Alliance Bancorp[k]	190,330
2,000	Wharf Holdings, Ltd.	13,822
3,000	Wheelock and Company, Ltd.	16,087
19,200	Wing Tai Holdings, Ltd.	24,949
4,744	Wintrust Financial Corporation	250,483
15,000	WisdomTree Investments, Inc.	149,100
1,550	WP Carey, Inc.	112,608
5,234	WSFS Financial Corporation	184,184
11,770	Yadkin Financial Corporation	296,486
76,859	Zions Bancorporation	2,142,829

	Total	80,694,528

Health Care (3.1%)
20,744	Abbott Laboratories	928,294
1,640	AbbVie, Inc.	108,617
5,650	ABIOMED, Inc.[k]	666,531
9,825	Acadia Healthcare Company, Inc.[k]	555,113
1,960	Acceleron Pharma, Inc.[k]	66,483
4,420	Aceto Corporation	113,638
200	Actelion, Ltd.	35,426

Shares	Common Stock (25.7%)	Value

Health Care (3.1%) - continued
11,060	Advaxis, Inc.[k]	$92,240
6,430	Aetna, Inc.	740,800
16,441	Akorn, Inc.[k]	562,775
3,440	Albany Molecular Research, Inc.[k]	49,674
8,470	Alexion Pharmaceuticals, Inc.[k]	1,089,242
5,124	Align Technology, Inc.[k]	456,805
6,872	Allergan plc[k]	1,738,272
6,579	AmerisourceBergen Corporation	560,465
6,800	Amgen, Inc.	1,169,804
1,490	AmSurg Corporation[k]	111,765
5,577	Analogic Corporation	468,580
900	Astellas Pharmaceutical, Inc.	14,996
36,323	Asterias Biotherapeutics, Inc.[k]	108,606
953	Atrion Corporation	454,390
7,900	BioMarin Pharmaceutical, Inc.[k]	785,418
490	Bio-Rad Laboratories, Inc.[k]	71,094
3,720	Boston Scientific Corporation[k]	90,322
3,120	Bristol-Myers Squibb Company	233,407
1,967	C.R. Bard, Inc.	440,077
1,400	Cardinal Health, Inc.	117,040
11,416	Cardiovascular Systems, Inc.[k]	223,868
12,140	Celgene Corporation[k]	1,361,987
12,140	Centene Corporation[k]	856,477
1,580	Computer Programs and Systems, Inc.	62,631
3,970	CONMED Corporation	161,341
13,150	Cooper Companies, Inc.	2,399,480
5,070	Cross Country Healthcare, Inc.[k]	74,123
1,100	CSL, Ltd.	98,642
21,870	Dentsply Sirona, Inc.	1,400,555
20,092	Depomed, Inc.[k]	381,145
4,810	Dexcom, Inc.[k]	443,626
16,070	Edwards Lifesciences Corporation[k]	1,840,336
2,390	Emergent Biosolutions, Inc.[k]	79,802
16,396	Ensign Group, Inc.	352,514
25,692	Envision Healthcare Holdings, Inc.[k]	631,766
2,426	Essilor International SA	310,742
13,150	Express Scripts Holding Company[k]	1,000,320
200	Gerresheimer AG	17,171
25,723	Gilead Sciences, Inc.	2,044,207
4,520	Global Blood Therapeutics, Inc.[k]	80,818
2,570	Globus Medical, Inc.[k]	58,982
2,060	Halyard Health, Inc.[k]	71,255
7,990	HCA Holdings, Inc.[k]	616,269
9,964	HealthEquity, Inc.[k]	294,137
6,460	HealthSouth Corporation	278,103
8,970	Healthways, Inc.[k]	151,055
1,640	Heska Corporation[k]	69,782
1,900	Hikma Pharmaceuticals plc	66,159
3,700	Hill-Rom Holdings, Inc.	197,691
10,050	Hologic, Inc.[k]	386,824
1,234	ICON plc[k]	95,845
7,511	Impax Laboratories, Inc.[k]	235,996
10,558	Inogen, Inc.[k]	567,387
19,738	Intersect ENT, Inc.[k]	312,650
2,750	Intra-Cellular Therapies, Inc.[k]	112,200
9,689	Ironwood Pharmaceuticals, Inc.[k]	136,906
20,660	Kindred Healthcare, Inc.	253,292
400	Lonza Group AG	75,328
3,050	Magellan Health Services, Inc.[k]	208,833
26,378	Medtronic plc	2,311,504
43,340	Merck & Company, Inc.	2,542,324
1,000	Merck KGaA	110,436
1,932	Mettler-Toledo International, Inc.[k]	794,458
15,897	Mylan NVk	743,821
1,840	Myriad Genetics, Inc.[k]	57,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Health Care (3.1%) - continued
7,182	National Healthcare Corporation	$463,957
2,110	Natural Health Trends Corporation	70,875
790	Neogen Corporation[k]	43,569
6,207	Neurocrine Biosciences, Inc.[k]	311,778
7,200	Nevro Corporation[k]	595,440
3,300	Novartis AG	273,713
3,300	Novo Nordisk AS	187,659
16,613	NuVasive, Inc.[k]	1,033,329
6,320	Omnicell, Inc.[k]	244,458
33,470	OraSure Technologies, Inc.[k]	228,265
3,340	Orthofix International NVk	158,316
21,120	PDL BioPharma, Inc.	74,342
10,760	PerkinElmer, Inc.	612,459
10,210	Perrigo Company plc	933,092
87,390	Pfizer, Inc.	3,223,817
8,230	PharMerica Corporation[k]	218,589
1,800	Prothena Corporation plc[k]	99,090
3,670	Puma Biotechnology, Inc.[k]	183,096
1,380	Quintiles Transnational Holdings, Inc.[k]	107,143
140	Regeneron Pharmaceuticals, Inc.[k]	59,517
18,050	Roche Holding AG ADR	579,224
400	Roche Holding AG-Genusschein	102,107
2,900	Sanofi	247,004
18,393	Team Health Holdings, Inc.[k]	751,170
11,770	Teleflex, Inc.	2,122,249
14,457	Triple-S Management Corporation[k]	359,256
16,071	UnitedHealth Group, Inc.	2,301,367
10,328	Universal Health Services, Inc.	1,337,786
2,420	VCA Antech, Inc.[k]	172,643
14,600	Veeva Systems, Inc.[k]	554,654
14,328	Vertex Pharmaceuticals, Inc.[k]	1,389,816
2,100	Waters Corporation[k]	333,753
530	Wellcare Health Plans, Inc.[k]	56,604
5,130	West Pharmaceutical Services, Inc.	411,836
13,270	Wright Medical Group NVk	291,011
960	Zimmer Biomet Holdings, Inc.	125,894
12,080	Ziopharm Oncology, Inc.[k]	58,709
11,240	Zoetis, Inc.	567,283

	Total	57,284,535

Industrials (3.1%)
6,387	3M Company	1,139,185
2,900	ABB, Ltd.	61,602
8,860	ABM Industries, Inc.	329,681
5,950	Actuant Corporation	141,313
1,000	Adecco SA	54,886
1,200	AECOM[k]	42,588
19,169	Aegion Corporation[k]	393,348
1,800	AerCap Holdings NVk	65,718
3,660	Aerovironment, Inc.[k]	103,761
3,700	AGCO Corporation	178,192
1,600	Aida Engineering, Ltd.	13,322
12,225	Air New Zealand, Ltd.	19,473
2,450	Allison Transmission Holdings, Inc.	70,609
1,600	Amada Holdings Company, Ltd.	17,437
400	Andritz AG	20,394
29,880	Ardmore Shipping Corporation	210,056
8,000	Asahi Glass Company, Ltd.	45,958
7,588	Astec Industries, Inc.	457,405
500	Atlas Copco Aktiebolag	14,036
3,610	AZZ, Inc.	224,109
8,867	B/E Aerospace, Inc.	424,153
1,300	Babcock International Group plc	16,673
13,470	Barnes Group, Inc.	510,917
700	Berendsen plc	11,822

Shares	Common Stock (25.7%)	Value

Industrials (3.1%) - continued
9,880	Boeing Company	$1,320,561
1,800	Brady Corporation	57,852
36,210	BWX Technologies, Inc.	1,332,890
13,410	Carlisle Companies, Inc.	1,385,119
5,200	Caterpillar, Inc.	430,352
7,000	Cathay Pacific Airways, Ltd.	11,384
5,710	CBIZ, Inc.[k]	61,725
2,890	CEB, Inc.	173,516
7,868	CIRCOR International, Inc.	448,004
7,390	CLARCOR, Inc.	460,101
7,480	Colfax Corporation[k]	219,613
17,060	Comfort Systems USA, Inc.	518,283
13,760	Commercial Vehicle Group, Inc.[k]	56,966
900	Compagnie de Saint-Gobain	38,207
12,660	Copart, Inc.[k]	638,570
26,150	CSX Corporation	740,830
1,950	Cummins, Inc.	239,402
2,170	Curtiss-Wright Corporation	193,108
2,000	Dai Nippon Printing Company, Ltd.	22,329
4,370	Danaher Corporation	355,893
1,376	Dart Group plc	8,832
100	DCC plc	8,924
47,200	Delta Air Lines, Inc.	1,829,000
1,600	Deluxe Corporation	108,144
1,500	Deutsche Post AG	44,766
400	DSV AS	17,811
1,600	East Japan Railway Company	146,768
8,996	EMCOR Group, Inc.	501,077
3,030	Emerson Electric Company	169,377
9,970	EnerSys	621,630
2,900	Equifax, Inc.	384,134
13,088	ESCO Technologies, Inc.	554,277
15,788	Federal Signal Corporation	207,612
770	Flowserve Corporation	36,845
300	Flughafen Zuerich AG	56,238
2,185	Fortive Corporation[k]	105,339
23,796	Fortune Brands Home and Security, Inc.	1,505,573
10,861	Franklin Electric Company, Inc.	420,538
700	Fraport AG Frankfurt Airport Services Worldwide	38,284
4,000	Fuji Electric Company, Ltd.	17,655
4,679	G & K Services, Inc.	375,303
8,500	GasLog, Ltd.	113,645
16,380	Gener8 Maritime, Inc.[k]	87,142
11,070	General Dynamics Corporation	1,626,072
5,910	Genesee & Wyoming, Inc.[k]	382,673
16,403	Gibraltar Industries, Inc.[k]	578,698
10,731	Granite Construction, Inc.	534,189
2,850	Greenbrier Companies, Inc.	93,566
4,209	H&E Equipment Services, Inc.	78,372
4,880	Hackett Group, Inc.	65,343
400	Hankyu Hanshin Holdings, Inc.	14,881
40,290	Harsco Corporation	394,439
11,120	Healthcare Services Group, Inc.	431,567
8,167	Heico Corporation	567,688
4,340	Herman Miller, Inc.	142,222
5,860	Hexcel Corporation	252,976
800	Hitachi Transport System, Ltd.	15,595
1,357	HNI Corporation	70,740
300	Hochtief AG	39,342
9,480	Honeywell International, Inc.	1,102,808
3,871	Hub Group, Inc.[k]	158,479
6,540	Hubbell, Inc.	705,208
2,200	Huntington Ingalls Industries, Inc.	379,676
4,520	Huron Consulting Group, Inc.[k]	277,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Industrials (3.1%) - continued
950	Illinois Tool Works, Inc.	$109,630
1,100	Inaba Denki Sangyo Company, Ltd.	39,834
27,740	Ingersoll-Rand plc	1,838,052
4,080	Insperity, Inc.	320,239
1,380	Insteel Industries, Inc.	48,010
3,500	Interface, Inc.	62,510
2,600	Intrum Justitia AB	83,474
18,700	ITOCHU Corporation	212,018
2,610	ITT Corporation	82,763
600	Jardine Matheson Holdings, Ltd.	35,580
6,010	JB Hunt Transport Services, Inc.	499,611
2,000	Kamigumi Company, Ltd.	17,999
4,680	KAR Auction Services, Inc.	200,164
40,630	Kennametal, Inc.	1,010,062
17,122	Kforce, Inc.	305,799
3,060	Kirby Corporation[k]	166,739
4,900	KITZ Corporation	26,240
3,090	Knoll, Inc.	78,023
4,900	KONE Oyj	248,279
1,153	Koninklijke Boskalis Westminster NV	42,377
24,320	Korn/Ferry International	559,603
200	Kuehne & Nagel International AG	28,053
800	Kurita Water Industries, Ltd.	17,732
22,920	Lincoln Electric Holdings, Inc.	1,422,415
6,361	Manpower, Inc.	441,453
3,200	Marubeni Corporation	14,877
9,700	Masco Corporation	353,856
7,000	Meggitt plc	40,544
32,630	Meritor, Inc.[k]	273,439
4,853	Middleby Corporation[k]	584,204
1,900	MIRAIT Holdings Corporation	20,234
2,000	Mitsuboshi Belting, Ltd.	16,852
1,920	Moog, Inc.[k]	105,734
3,517	MSA Safety, Inc.	196,530
1,210	Mueller Industries, Inc.	41,188
28,625	Navigant Consulting, Inc.[k]	564,199
7,557	Nielsen Holdings plc	407,020
1,900	Nikkon Holdings Company, Ltd.	37,931
3,000	Nippon Express Company, Ltd.	15,133
3,400	Nitto Kogyo Corporation	46,561
5,869	Nordson Corporation	518,174
7,858	Norfolk Southern Corporation	705,491
2,690	Northrop Grumman Corporation	582,735
5,160	Old Dominion Freight Line, Inc.[k]	359,446
12,464	On Assignment, Inc.[k]	460,545
13,066	Oshkosh Corporation	719,806
2,010	Owens Corning, Inc.	106,349
620	Parker Hannifin Corporation	70,798
18,310	Pentair, Ltd.	1,168,544
19,387	PGT, Inc.[k]	232,644
7,616	Proto Labs, Inc.[k]	419,185
5,240	Quanex Building Products Corporation	104,748
800	Randstad Holding NV	34,416
8,630	Raven Industries, Inc.	179,159
3,640	Raytheon Company	507,889
6,780	Resources Connection, Inc.	101,022
1,720	Rexnord Corporation[k]	36,619
111	Rieter Holding AG	23,389
2,537	Ritchie Brothers Auctioneers, Inc.	84,228
3,600	Rockwell Automation, Inc.	411,840
9,250	Rockwell Collins, Inc.	782,735
4,329	Roper Industries, Inc.	737,488
1,090	Ryder System, Inc.	71,831
6,990	Saia, Inc.[k]	201,941
2,900	Sanwa Holdings Corporation	30,152

Shares	Common Stock (25.7%)	Value

Industrials (3.1%) - continued
300	Schindler Holding AG	$57,521
1,000	Siemens AG	108,547
500	Skanska AB	10,629
3,940	SkyWest, Inc.	113,354
40,065	Southwest Airlines Company	1,482,806
10,310	SPX FLOW, Inc.[k]	281,257
3,760	Tennant Company	240,941
2,880	Tetra Tech, Inc.	94,838
3,794	Textron, Inc.	147,966
2,420	Toro Company	222,519
500	TOTO, Ltd.	21,427
7,510	TransUnion[k]	245,727
2,300	TrueBlue, Inc.[k]	51,359
4,485	Tyco International plc	204,381
930	UniFirst Corporation	108,698
7,700	Union Pacific Corporation	716,485
3,450	United Continental Holdings, Inc.[k]	161,771
12,400	United Parcel Service, Inc.	1,340,440
6,456	United Rentals, Inc.[k]	514,350
4,635	Universal Forest Products, Inc.	501,136
12,300	Universal Truckload Services, Inc.	183,885
3,050	WABCO Holdings, Inc.[k]	305,824
1,380	Wabtec Corporation	94,530
7,207	WageWorks, Inc.[k]	445,465
17,726	Waste Connections, Inc.	1,320,232
1,355	Watsco, Inc.	195,174
745	WSP Global, Inc.	22,333
21,480	Xylem, Inc.	1,026,959
8,160	YRC Worldwide, Inc.[k]	96,859
600	Yuasa Trading Company, Ltd.	13,177

	Total	58,139,360

Information Technology (4.3%)
3,026	Advanced Energy Industries, Inc.[k]	123,219
35,291	Agilent Technologies, Inc.	1,697,850
12,917	Akamai Technologies, Inc.[k]	652,696
2,100	Alliance Data Systems Corporation[k]	486,402
3,789	Alphabet, Inc., Class Ak	2,998,387
3,210	Alphabet, Inc., Class Ck	2,467,816
8,248	Ambarella, Inc.[k]	478,219
12,390	Amkor Technology, Inc.[k]	77,933
23,449	Amphenol Corporation	1,395,684
810	Analog Devices, Inc.	51,702
1,828	ANSYS, Inc.[k]	163,350
21,324	Apple, Inc.	2,222,174
22,426	Applied Materials, Inc.	589,580
11,851	Arista Networks, Inc.[k]	844,621
11,730	ARRIS International plc[k]	319,525
11,404	Aspen Technology, Inc.[k]	477,714
365	AtoS	35,780
4,170	AVX Corporation	56,962
8,860	Bankrate, Inc.[k]	70,614
4,885	Belden, Inc.	357,631
15,900	Blackhawk Network Holdings, Inc.[k]	553,161
26,710	Booz Allen Hamilton Holding Corporation	824,805
800	Broadcom, Ltd.	129,584
2,910	Broadridge Financial Solutions, Inc.	196,949
9,197	Brocade Communications Systems, Inc.	85,532
36,559	Brooks Automation, Inc.	458,084
7,860	CA, Inc.	272,349
8,237	Cabot Microelectronics Corporation	433,431
3,472	CACI International, Inc.[k]	330,986
1,800	Canon, Inc.	51,083
8,270	Cavium, Inc.[k]	385,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Information Technology (4.3%) - continued
3,200	CDK Global, Inc.	$184,928
2,310	Check Point Software Technologies, Ltd.[k]	177,593
22,230	Ciena Corporation[k]	426,594
2,700	Cirrus Logic, Inc.[k]	131,193
155,040	Cisco Systems, Inc.	4,733,371
950	Citrix Systems, Inc.[k]	84,673
11,611	Cognex Corporation	524,469
7,250	Cognizant Technology Solutions Corporation[k]	416,802
2,140	Coherent, Inc.[k]	226,947
20,470	CommVault Systems, Inc.[k]	1,059,118
2,300	comScore, Inc.[k]	59,685
3,200	Comtech Telecommunications Corporation	41,824
8,870	Convergys Corporation	236,385
16,560	CoreLogic, Inc.[k]	667,037
9,250	Corning, Inc.	205,535
20,484	Criteo SA ADR[k]	905,188
2,130	CTS Corporation	40,704
5,231	DST Systems, Inc.	645,139
10,480	EarthLink Holdings Corporation	71,054
17,300	eBay, Inc.[k]	539,068
32,500	EMC Corporation	919,100
8,180	Envestnet, Inc.[k]	312,231
4,490	EVERTEC, Inc.	77,228
4,310	ExlService Holdings, Inc.[k]	213,388
4,318	F5 Networks, Inc.[k]	532,928
11,245	Fabrinet[k]	424,611
24,710	Facebook, Inc.[k]	3,062,557
3,384	FEI Company	360,125
17,770	Finisar Corporation[k]	333,365
9,390	Fitbit, Inc.[k]	128,267
30,330	FLIR Systems, Inc.	988,151
32,148	Fortinet, Inc.[k]	1,115,214
4,000	FUJIFILM Holdings NPV	143,514
19,109	Guidewire Software, Inc.[k]	1,174,630
400	Hoya Corporation	14,192
8,780	HP, Inc.	123,008
3,426	IAC/InterActiveCorporation	198,571
9,748	Imperva, Inc.[k]	459,326
35,180	Intel Corporation	1,226,375
600	ITOCHU Techno-Solutions Corporation	14,407
32,387	Ixia[k]	372,450
10,164	Juniper Networks, Inc.	230,621
2,460	Keysight Technologies, Inc.[k]	71,930
400	Kyocera Corporation	18,950
10,510	Lam Research Corporation	943,483
5,270	Liberty Tripadvisor Holdings, Inc.[k]	124,741
13,650	Lionbridge Technologies, Inc.[k]	61,562
3,388	Littelfuse, Inc.	423,568
6,410	M/A-COM Technology Solutions Holdings, Inc.[k]	253,259
4,183	Manhattan Associates, Inc.[k]	242,823
15,540	Marvell Technology Group, Ltd.	182,595
6,291	Maxim Integrated Products, Inc.	256,547
2,860	MAXIMUS, Inc.	168,511
12,541	Methode Electronics, Inc.	439,311
11,230	Microsemi Corporation[k]	437,970
71,500	Microsoft Corporation	4,052,620
6,700	Mobileye NVk	320,997
18,112	Monolithic Power Systems, Inc.	1,317,105
4,513	Nanometrics, Inc.[k]	90,441
8,020	National Instruments Corporation	230,014

Shares	Common Stock (25.7%)	Value

Information Technology (4.3%) - continued
1,800	NEC Networks & System Integration Corporation	$33,066
500	Nice, Ltd.	34,356
7,727	Nice, Ltd. ADR	530,459
1,000	NS Solutions Corporation	18,879
46,196	NVIDIA Corporation	2,637,792
12,260	NXP Semiconductors NVk	1,030,943
48,000	Oclaro, Inc.[k]	275,040
6,320	ON Semiconductor Corporation[k]	63,390
79,930	Oracle Corporation	3,280,327
200	Oracle Corporation Japan	12,167
1,478	Palo Alto Networks, Inc.[k]	193,455
33,650	Pandora Media, Inc.[k]	457,640
10,600	Paylocity Holding Corporation[k]	473,184
37,099	PayPal Holdings, Inc.[k]	1,381,567
6,693	Pegasystems, Inc.	186,735
20,467	Progress Software Corporation[k]	594,771
14,735	Proofpoint, Inc.[k]	1,117,944
10,140	PTC, Inc.[k]	402,862
7,147	Q2 Holdings, Inc.[k]	212,123
3,420	QUALCOMM, Inc.	214,024
2,320	Qualys, Inc.[k]	72,825
9,620	RealPage, Inc.[k]	241,943
5,300	Red Hat, Inc.[k]	399,037
39,870	Salesforce.com, Inc.[k]	3,261,366
100	SAP SE	8,752
2,740	ScanSource, Inc.[k]	112,422
6,528	ServiceNow, Inc.[k]	489,078
2,400	Shinko Electric Industries Company, Ltd.	13,136
17,750	ShoreTel, Inc.[k]	130,285
7,100	SS&C Technologies Holdings, Inc.	228,762
3,380	Symantec Corporation	69,053
19,836	Synopsys, Inc.[k]	1,074,318
770	Talend SAk	19,635
700	Tech Data Corporation[k]	54,551
25,415	Teradyne, Inc.	501,946
1,840	Tessera Technologies, Inc.	59,138
24,580	Texas Instruments, Inc.	1,714,455
5,570	Trimble Navigation, Ltd.[k]	147,271
3,987	Tyler Technologies, Inc.[k]	649,961
6,481	Ultimate Software Group, Inc.[k]	1,355,177
300	United Internet AG	13,277
22,634	Virtusa Corporation[k]	615,645
25,090	Visa, Inc.	1,958,275
33,450	Xilinx, Inc.	1,708,626

	Total	80,777,435

Materials (1.5%)
9,307	Agnico Eagle Mines, Ltd.	541,109
300	Air Liquide SA	31,984
4,950	Air Products and Chemicals, Inc.	739,629
10,500	Albemarle Corporation	883,785
48,759	Alcoa, Inc.	517,821
1,000	Amcor, Ltd.	11,428
8,699	American Vanguard Corporation	129,441
5,593	Avery Dennison Corporation	435,639
8,142	Axalta Coating Systems, Ltd.[k]	232,454
2,253	Balchem Corporation	143,899
7,779	Ball Corporation	549,742
51,908	Barrick Gold Corporation	1,134,709
13,500	BHP Billiton, Ltd.	200,099
8,090	Boise Cascade Company[k]	219,805
6,900	Cabot Corporation	335,961
1,910	Carpenter Technology Corporation	74,968
104	CCL Industries, Inc.	18,615

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Materials (1.5%) - continued
15,310	Celanese Corporation	$970,960
9,381	Chemtura Corporation[k]	263,512
5,742	Clearwater Paper Corporation[k]	361,229
5,170	Continental Building Products, Inc.[k]	121,237
600	Croda International plc	26,384
20,893	Crown Holdings, Inc.[k]	1,106,702
10,400	Daicel Corporation	116,630
2,000	Denki Kagaku Kogyo KK	8,673
15,160	Dow Chemical Company	813,637
1,893	Eagle Materials, Inc.	158,917
1,770	Eastman Chemical Company	115,457
36,043	Eldorado Gold Corporation	147,416
400	Evonik Industries AG	12,478
14,010	Ferroglobe plc	130,573
20,217	FMC Corporation	961,116
40,849	Freeport-McMoRan, Inc.	529,403
35,347	Goldcorp, Inc.	632,004
8,190	Graphic Packaging Holding Company	111,712
1,400	Hexpol AB	12,456
2,368	Ingevity Corporation[k]	90,623
2,090	Innophos Holdings, Inc.	89,995
5,629	Innospec, Inc.	282,970
23,863	International Paper Company	1,093,164
800	JFE Holdings, Inc.	10,426
1,100	JSR Corporation	15,025
14,600	KapStone Paper and Packaging Corporation	208,488
62,214	Kinross Gold Corporation[k]	321,646
3,060	Koppers Holdings, Inc.[k]	96,757
2,408	Martin Marietta Materials, Inc.	487,981
2,340	Materion Corporation	61,799
4,037	Minerals Technologies, Inc.	263,455
5,400	Mitsubishi Chemical Holdings Corporation	29,168
2,000	Mitsubishi Gas Chemical Company, Inc.	11,395
6,000	Mitsubishi Materials Corporation	15,768
34,510	Mosaic Company	931,770
23,972	Myers Industries, Inc.	358,381
28,131	Newmont Mining Corporation	1,237,764
200	Nippon Shokubai Company, Ltd.	12,579
22,019	Norsk Hydro ASA	94,413
1,100	Novozymes AS	53,987
19,970	Nucor Corporation	1,071,191
3,000	Oji Holdings Corporation	12,511
11,460	OMNOVA Solutions, Inc.[k]	108,526
6,000	Orora, Ltd.	13,146
22,364	Owens-Illinois, Inc.[k]	420,220
24,627	Packaging Corporation of America	1,839,391
2,350	PolyOne Corporation	82,415
8,220	Rayonier Advanced Materials, Inc.	113,189
4,520	Reliance Steel & Aluminum Company	354,549
414	Rio Tinto, Ltd.	15,799
3,353	Royal Gold, Inc.	283,463
6,360	Schnitzer Steel Industries, Inc.	123,956
2,928	Scotts Miracle-Gro Company	215,940
10,307	Sealed Air Corporation	486,284
15,796	Silver Wheaton Corporation	440,235
10,190	Sonoco Products Company	518,977
22,095	Steel Dynamics, Inc.	592,588
9,270	Stillwater Mining Company[k]	141,831
1,000	Sumitomo Metal Mining Company, Ltd.	12,020
3,000	Sumitomo Seika Chemicals Company, Ltd.	18,061
27,597	Teck Resources, Ltd.	439,620

Shares	Common Stock (25.7%)	Value

Materials (1.5%) - continued
2,000	Tosoh Corporation	$10,148
4,199	UPM-Kymmene Oyj	86,594
5,074	Vulcan Materials Company	629,075
14,212	Westrock Company	609,837
52,252	Yamana Gold, Inc.	298,359
4,022	Yara International ASA	131,122

	Total	27,638,185

Telecommunications Services (0.3%)
13,600	AT&T, Inc.	588,744
771	BCE, Inc.	36,925
31,510	Cincinnati Bell, Inc.[k]	157,550
3,800	Elisa Oyj	137,867
5,160	FairPoint Communications, Inc.[k]	83,540
2,600	Freenet AG	72,600
6,880	General Communication, Inc.[k]	105,883
5,930	Inteliquent, Inc.	121,861
45,133	KCOM Group plc	65,704
8,221	Level 3 Communications, Inc.[k]	415,982
200	Millicom International Cellular SA	10,679
1,000	Nippon Telegraph & Telephone Corporation	47,520
3,600	Orange SA	55,250
1,300	Proximus SA	40,581
9,964	SBA Communications Corporation[k]	1,145,860
4,500	Telefonica Deutschland Holding AG	18,374
27,482	Verizon Communications, Inc.	1,522,778
18,950	Vonage Holdings Corporation[k]	112,373

	Total	4,740,071

Utilities (0.7%)
9,710	Alliant Energy Corporation	390,828
10,600	American States Water Company	457,920
9,900	Aqua America, Inc.	342,936
6,570	Artesian Resources Corporation	223,971
22,470	Avista Corporation	977,445
8,520	CenterPoint Energy, Inc.	203,798
800	Chubu Electric Power Company, Inc.	11,753
5,560	Consolidated Water Company, Ltd.	74,671
1,400	E.ON SE	15,015
13,690	Edison International, Inc.	1,059,332
21,800	Electricidade de Portugal SA	74,780
4,400	Enagas SA	134,143
25,120	Eversource Energy	1,469,269
10,880	Exelon Corporation	405,606
6,300	Great Plains Energy, Inc.	187,614
30,720	MDU Resources Group, Inc.	738,816
2,800	Middlesex Water Company	115,668
970	New Jersey Resources Corporation	36,123
31,000	Osaka Gas Company, Ltd.	125,111
46,490	PG&E Corporation	2,972,571
3,900	Portland General Electric Company	170,313
6,250	Public Service Enterprise Group, Inc.	287,563
15,900	Redes Energeticas Nacionais SGPS SA	48,358
7,950	Renewable Energy Group, Inc.[k]	77,513
15,000	Southern Company	802,500
10,550	Southwest Gas Corporation	817,625
3,148	Spire, Inc.	218,471
3,000	Toho Gas Company, Ltd.	26,401
2,200	Tokyo Electric Power Company, Inc.[k]	8,629
6,200	United Utilities Group plc	83,409
1,653	Unitil Corporation	72,302
11,730	Vectren Corporation	606,793
700	Veolia Environnement SA	15,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (25.7%)	Value

Utilities (0.7%) - continued
3,110	WEC Energy Group, Inc.	$201,870

	Total	13,454,631

	Total Common Stock (cost $429,048,097)	477,818,867

Shares	Collateral Held for Securities Loaned (0.2%)	Value

2,974,160	Thrivent Cash Management Trust	2,974,160

	Total Collateral Held for Securities Loaned (cost $2,974,160)	2,974,160

Shares or Principal Amount	Short-Term Investments (13.5%)[l]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.320%, 8/1/2016	5,000,000
1,400,000	0.365%, 10/7/2016[m]	1,399,179
1,600,000	0.365%, 10/14/2016[m]	1,598,963
3,500,000	0.370%, 10/17/2016[m]	3,497,641
5,700,000	0.375%, 10/21/2016[m]	5,695,959
	Thrivent Core Short-Term Reserve Fund
23,438,114	0.620%	234,381,137

	Total Short-Term Investments (cost $251,571,066)	251,572,879

	Total Investments (cost $1,820,500,276) 109.1%	$2,031,364,872

	Other Assets and Liabilities, Net (9.1%)	(169,146,362)

	Total Net Assets 100.0%	$1,862,218,510

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $45,305,697 or 2.4% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderate Allocation Fund as of July 29, 2016 was $18,091,390 or 1.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost

Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462
Ares CLO, Ltd., 10/12/2023	5/15/2015	525,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	820,116
Betony CLO, Ltd., 4/15/2027	2/25/2015	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
Digicel, Ltd., 4/15/2021	8/18/2014	728,094
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	748,586
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	44,019
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	598,500
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	725,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	980,067
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,589,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Security	Acquisition Date	Cost

Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	$490,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	675,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	1,050,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	195,626
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	859,789
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$2,874,441

Total lending	$2,874,441
Gross amount payable upon return of collateral for securities loaned	$2,974,160

Net amounts due to counterparty	$99,719

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$237,708,326
Gross unrealized depreciation	(26,843,730)

Net unrealized appreciation (depreciation)	$210,864,596

Cost for federal income tax purposes	$1,820,500,276

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Moderate Allocation Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,363,661	–	2,232,861	130,800
Capital Goods	314,660	–	314,660	–
Communications Services	9,434,376	–	8,469,085	965,291
Consumer Cyclical	6,229,600	–	5,930,350	299,250
Consumer Non-Cyclical	4,019,323	–	4,019,323	–
Energy	3,327,386	–	2,310,701	1,016,685
Financials	2,635,430	–	2,526,305	109,125
Technology	4,267,189	–	4,267,189	–
Transportation	1,324,003	–	933,919	390,084
Utilities	288,126	–	288,126	–
Registered Investment Companies
Affiliated Equity Holdings	503,839,047	503,839,047	–	–
Affiliated Fixed Income Holdings	202,158,149	202,158,149	–	–
Equity Funds/ETFs	11,756,215	11,756,215	–	–
Fixed Income Funds/ETFs	5,122,158	5,122,158	–	–
Long-Term Fixed Income
Asset-Backed Securities	17,957,288	–	17,957,288	–
Basic Materials	3,304,392	–	3,304,392	–
Capital Goods	11,147,139	–	11,147,139	–
Collateralized Mortgage Obligations	23,711,703	–	22,661,703	1,050,000
Commercial Mortgage-Backed Securities	14,405,616	–	14,405,616	–
Communications Services	24,693,863	–	24,693,863	–
Consumer Cyclical	15,297,477	–	15,297,477	–
Consumer Non-Cyclical	25,960,515	–	25,960,515	–
Energy	13,106,451	–	13,106,451	–
Financials	45,302,976	–	45,302,976	–
Foreign Government	654,236	–	654,236	–
Mortgage-Backed Securities	171,619,557	–	171,619,557	–
Technology	11,673,071	–	11,673,071	–
Transportation	4,222,334	–	4,222,334	–
U.S. Government and Agencies	143,699,392	–	143,699,392	–
Utilities	15,163,633	–	15,163,633	–
Common Stock
Consumer Discretionary	60,664,162	58,401,810	2,262,352	–
Consumer Staples	21,628,963	20,195,421	1,433,542	–
Energy	72,796,997	71,756,066	1,040,931	–
Financials	80,694,528	76,699,507	3,995,021	–
Health Care	57,284,535	55,745,152	1,539,383	–
Industrials	58,139,360	56,117,432	2,021,928	–
Information Technology	80,777,435	80,365,876	411,559	–
Materials	27,638,185	26,657,276	980,909	–
Telecommunications Services	4,740,071	4,254,571	485,500	–
Utilities	13,454,631	12,911,518	543,113	–
Collateral Held for Securities Loaned	2,974,160	2,974,160	–	–
Short-Term Investments	251,572,879	–	251,572,879	–

Total	$2,031,364,872	$1,188,954,358	$838,449,279	$3,961,235

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,863,018	6,863,018	–	–

Total Asset Derivatives	$6,863,018	$6,863,018	$–	$–

Liability Derivatives
Futures Contracts	4,049,044	4,049,044	–	–

Total Liability Derivatives	$4,049,044	$4,049,044	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents Moderate Allocation Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $12,091,810 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	176	September 2016	$22,795,314	$23,416,251	$620,937
CBOT 2-Yr. U.S. Treasury Note	(64)	September 2016	(13,939,805)	(14,016,000)	(76,195)
CBOT 5-Yr. U.S. Treasury Note	250	September 2016	30,018,353	30,503,908	485,555
CBOT U.S. Long Bond	125	September 2016	20,358,805	21,804,687	1,445,882
CME E-mini S&P Mid-Cap 400 Index	(535)	September 2016	(80,407,326)	(83,294,150)	(2,886,824)
CME S&P 500 Index	(39)	September 2016	(20,742,798)	(21,139,950)	(397,152)
CME Ultra Long Term U.S. Treasury Bond	(42)	September 2016	(7,313,439)	(8,002,312)	(688,873)
ICE mini MSCI EAFE Index	1,153	September 2016	93,649,771	96,863,530	3,213,759
NYBOT NYF mini Russell 2000 Index	223	September 2016	26,042,215	27,139,100	1,096,885
Total Futures Contracts					$2,813,974

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Small Cap Stock	$20,745,336	$1,560,377	$–	1,064,587	$22,175,343	$47,826
Mid Cap Stock	70,078,016	7,436,519	–	3,310,082	77,720,715	308,292
Partner Worldwide Allocation	154,037,612	2,497,426	45,000,000	11,415,969	110,506,579	2,497,426
Large Cap Growth	113,927,723	5,731,866	–	12,133,177	109,926,582	–
Large Cap Value	138,319,791	9,422,768	–	7,375,203	143,890,204	2,093,810
Large Cap Stock	40,147,868	1,926,621	–	1,587,961	39,619,624	549,339
High Yield	43,743,635	1,347,143	12,140,124	6,962,123	32,930,843	1,347,129
Income	135,810,509	3,249,867	35,350,310	11,502,611	107,549,414	2,771,738
Government Bond	23,350,646	–	23,172,372	–	–	6,390
Limited Maturity Bond	60,715,036	841,964	373,664	4,946,102	61,677,892	841,816
Cash Management Trust-Collateral Investment	675,685	75,321,075	73,022,600	2,974,160	2,974,160	18,441
Cash Management Trust-Short Term Investment	3,000,000	314,572,330	317,572,330	–	–	154,710
Core Short-Term Reserve	–	291,767,340	57,386,203	23,438,114	234,381,137	209,055
Total Value and Income Earned	$804,551,857				$943,352,493	$10,845,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value

Basic Materials (0.2%)
	Alpha Natural Resources, Inc., Term Loan
$115,000	3.500%, 5/22/2020[b]	$62,675
	Chemours Company, Term Loan
135,000	0.000%, 5/12/2022[c,d]	131,018
	Fortescue Metals Group, Ltd., Term Loan
549,308	4.250%, 6/30/2019[c,d]	538,619
	Ineos US Finance, LLC, Term Loan
685,669	3.750%, 12/15/2020	682,672
	Tronox Pigments BV, Term Loan
281,563	4.500%, 3/19/2020[c,d]	276,072

	Total	1,691,056

Capital Goods (<0.1%)
	Accudyne Industries, LLC, Term Loan
172,840	4.000%, 12/13/2019	160,885

	Total	160,885

Communications Services (0.7%)
	Birch Communication Inc., Term Loan
310,383	7.750%, 7/17/2020	248,306
	FairPoint Communications, Inc., Term Loan
303,991	7.500%, 2/14/2019	304,067
	Grande Communications Networks, LLC, Term Loan
295,859	4.500%, 5/29/2020	294,749
	Hargray Communications Group, Inc., Term Loan
292,043	5.250%, 6/26/2019	292,773
	Integra Telecom Holdings, Inc., Term Loan
190,693	5.250%, 8/14/2020	188,786
92,618	9.750%, 2/12/2021	87,467
	Intelsat Jackson Holdings SA, Term Loan
96,057	3.750%, 6/30/2019	90,955
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	4.500%, 1/7/2022	448,603
	LTS Buyer, LLC, Term Loan
306,141	4.000%, 4/13/2020	305,759
16,445	8.000%, 4/12/2021	16,404
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	30,800
	NEP/NCP Holdco, Inc., Term Loan
431,479	4.250%, 1/22/2020	428,243
	Numericable US, LLC, Term Loan
498,750	5.002%, 1/15/2024[c,d]	499,249
	Syniverse Holdings, Inc., Term Loan
275,769	4.000%, 4/23/2019	223,372
	TNS, Inc., Term Loan
173,013	5.000%, 2/14/2020	173,013
	Univision Communications, Inc., Term Loan
370,351	4.000%, 3/1/2020	370,121
	Virgin Media Investment Holdings, Ltd., Term Loan
280,926	3.649%, 6/30/2023	279,639
	WideOpenWest Finance, LLC, Term Loan
295,140	4.500%, 4/1/2019	295,214

Principal Amount	Bank Loans (2.6%)[a]	Value

Communications Services (0.7%) - continued
	WMG Acquisition Corporation, Term Loan
$87,874	3.750%, 7/1/2020	$87,576
	XO Communications, LLC, Term Loan
136,850	4.250%, 3/20/2021	136,679
	Yankee Cable Acquisition, LLC, Term Loan
236,401	4.250%, 3/1/2020	236,342
	Zayo Group, LLC, Term Loan
434,708	3.750%, 5/6/2021	434,400

	Total	5,472,517

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
514,505	5.000%, 8/1/2021	508,074
	Burlington Coat Factory Warehouse Corporation, Term Loan
291,883	3.500%, 8/13/2021	292,157
	Cengage Learning Acquisitions, Term Loan
385,000	5.250%, 6/7/2023[c,d]	384,037
	Ceridian HCM Holding, Inc., Term Loan
113,221	4.500%, 9/15/2020	108,693
	Golden Nugget, Inc., Delayed Draw
53,528	5.500%, 11/21/2019	53,795
	Golden Nugget, Inc., Term Loan
124,898	5.500%, 11/21/2019	125,522
	IMG Worldwide, Inc., Term Loan
323,522	5.250%, 5/6/2021	323,037
145,000	8.250%, 5/6/2022	144,637
	Jack Ohio Finance, LLC, Term Loan
206,115	5.000%, 6/20/2019	198,773
	Marina District Finance Company, Inc., Term Loan
163,543	6.500%, 8/15/2018	163,339
	Mohegan Tribal Gaming Authority, Term Loan
317,668	5.500%, 6/15/2018	317,033
	Scientific Games International, Inc., Term Loan
491,228	6.000%, 10/1/2021	490,614

	Total	3,109,711

Consumer Non-Cyclical (0.4%)
	Albertson's, LLC, Term Loan
339,150	4.750%, 12/21/2022	340,798
250,000	4.750%, 6/22/2023[c,d]	251,510
	Endo Luxembourg Finance I Co Sarl, Term Loan
124,687	3.750%, 9/26/2022	123,284
	Mallinckrodt International Finance SA, Term Loan
99,493	3.500%, 3/19/2021	99,245
	McGraw-Hill Global Education Holdings, LLC, Term Loan
300,000	5.000%, 5/4/2022	301,350
	MultiPlan, Inc., Term Loan
500,000	5.000%, 6/7/2023	505,000
	Ortho-Clinical Diagnostics, Inc., Term Loan
377,710	4.750%, 6/30/2021	365,275
	Revlon Consumer Products Corporation, Term Loan
165,000	0.000%, 7/22/2023[c,d]	164,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.6%)[a]	Value

Consumer Non-Cyclical (0.4%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$759,642	5.000%, 4/1/2022[c,d]	$753,869

	Total	2,905,074

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
238,977	4.250%, 12/14/2022	239,427
	Arch Coal, Inc., Term Loan
642,258	7.500%, 5/16/2018[b]	286,608
	Energy Solutions, LLC, Term Loan
131,175	6.750%, 5/29/2020	130,191
	Expro Holdings UK 2, Ltd., Term Loan
147,375	5.750%, 9/2/2021	110,636
	Houston Fuel Oil Terminal, LLC, Term Loan
339,711	4.250%, 8/19/2021	327,821
	McJunkin Red Man Corporation, Term Loan
187,672	5.000%, 11/8/2019	184,741
	MEG Energy Corporation, Term Loan
199,478	3.750%, 3/31/2020	180,727
	Pacific Drilling SA, Term Loan
198,850	4.500%, 6/3/2018	53,192
	Targa Resources Partners, LP, Term Loan
95,814	5.750%, 2/27/2022	95,574
	Western Refining, Inc., Term Loan
150,000	5.500%, 6/23/2023	145,563

	Total	1,754,480

Financials (0.2%)
	DJO Finance, LLC, Term Loan
242,550	4.250%, 6/7/2020	236,033
	Harland Clarke Holdings Corporation, Term Loan
56,250	6.993%, 8/4/2019	54,562
290,000	7.000%, 12/31/2019[c,d]	281,300
	MoneyGram International, Inc., Term Loan
326,898	4.250%, 3/27/2020[c,d]	308,510
	Telenet International Finance Luxembourg SA, Term Loan
230,000	4.250%, 6/30/2024	230,575
	WaveDivision Holdings, LLC, Term Loan
363,915	4.000%, 10/15/2019	363,278

	Total	1,474,258

Technology (0.4%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
490,842	4.250%, 2/1/2023	490,763
	First Data Corporation, Term Loan
529,385	4.488%, 3/24/2021	531,783
450,000	4.238%, 7/8/2022	451,251
	Micron Technology, Inc., Term Loan
180,000	6.640%, 4/26/2022	181,755
	NXP BV, Term Loan
133,300	3.750%, 12/7/2020	134,133
	ON Semiconductor Corporation, Term Loan
400,000	5.250%, 3/31/2023	404,500

Principal Amount	Bank Loans (2.6%)[a]	Value

Technology (0.4%) - continued
	SS&C European Holdings SARL, Term Loan
$170,744	4.000%, 7/8/2022	$171,598
22,122	4.000%, 7/8/2022	22,233
	Western Digital Corporation, Term Loan
545,000	6.250%, 4/29/2023	549,998

	Total	2,938,014

Transportation (0.1%)
	OSG Bulk Ships, Inc., Term Loan
197,762	5.250%, 8/5/2019	195,042
	United Airlines, Inc., Term Loan
236,627	3.250%, 4/1/2019	236,369
	XPO Logistics, Inc., Term Loan
228,850	5.500%, 11/1/2021	230,924

	Total	662,335

Utilities (<0.1%)
	Intergen NV, Term Loan
164,077	5.500%, 6/12/2020	148,900

	Total	148,900

	Total Bank Loans (cost $20,910,733)	20,317,230

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Asset-Backed Securities (1.7%)
	Access Group, Inc.
244,972	0.988%, 2/25/2036[e,f]	239,245
	Ares CLO, Ltd.
550,000	1.957%, 10/12/2023*,f	547,703
	BA Credit Card Trust
220,000	0.861%, 6/15/2021[f]	220,026
	Bayview Opportunity Master Fund Trust
677,442	3.721%, 2/28/2035*	677,017
	Betony CLO, Ltd.
150,000	2.190%, 4/15/2027*,f	149,144
	Capital One Multi-Asset Execution Trust
300,000	0.861%, 1/18/2022[f]	300,008
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	176,316
125,000	1.620%, 7/15/2020	126,170
400,000	0.891%, 5/17/2021[f]	400,573
	Chesapeake Funding II, LLC
350,000	1.880%, 6/15/2028[e]	350,428
	Chesapeake Funding, LLC
159,496	0.920%, 1/7/2025[e,f]	159,450
	Countrywide Asset-Backed Certificates
23,767	5.328%, 4/25/2047	23,734
	DRB Prime Student Loan Trust
695,742	3.200%, 1/25/2040*	710,333
	Earnest Student Loan Program
772,571	3.020%, 5/25/2034[e]	774,412
	Edlinc Student Loan Funding Trust
174,901	3.388%, 10/1/2025*,f	176,157
	FirstEnergy Ohio PIRB Special Purpose Trust
28,426	0.679%, 1/15/2019	28,345
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[e]	173,275

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Asset-Backed Securities (1.7%) - continued
	GoldenTree Loan Opportunities IX, Ltd.
$175,000	2.262%, 10/29/2026*,f	$174,877
	Golub Capital Partners CLO 23M, Ltd.
500,000	2.118%, 5/5/2027*,f	496,983
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	720,646
675,000	3.246%, 12/15/2047	723,600
	Morgan Stanley Capital, Inc.
644,055	0.638%, 2/25/2037[f]	376,727
	OneMain Financial Issuance Trust
325,000	4.100%, 3/20/2028[e]	334,861
	OZLM VIII, Ltd.
170,000	2.119%, 10/17/2026*,f	169,515
	Race Point IX CLO, Ltd.
400,000	2.190%, 4/15/2027*,f	397,671
	Renaissance Home Equity Loan Trust
2,244,979	6.011%, 5/25/2036[g]	1,531,825
	SLM Student Loan Trust
70,499	1.081%, 8/15/2022[e,f]	70,480
39,740	1.115%, 4/25/2023[e,f]	39,704
300,000	1.531%, 5/17/2027[e,f]	300,136
	Sofi Consumer Loan Program, LLC
1,000,000	3.260%, 8/25/2025[e]	1,007,144
	SoFi Professional Loan Program, LLC
297,822	2.420%, 3/25/2030[e]	299,445
	Vericrest Opportunity Loan Transferee
557,937	3.375%, 10/25/2058*,g	554,477
	Vericrest Opportunity Loan Trust
475,034	4.250%, 3/26/2046[e,g]	481,066

	Total	12,911,493

Basic Materials (0.3%)
	Albemarle Corporation
45,000	3.000%, 12/1/2019	45,845
	Anglo American plc
300,000	3.625%, 5/14/2020[e,h]	290,250
	ArcelorMittal SA
310,000	6.500%, 3/1/2021[h]	327,050
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[e]	112,725
	Glencore Funding, LLC
80,000	1.739%, 4/16/2018[e,f]	77,600
136,000	2.875%, 4/16/2020[e]	132,215
	NOVA Chemicals Corporation
500,000	5.250%, 8/1/2023[e]	515,625
	Novelis, Inc.
145,000	8.375%, 12/15/2017	148,081
200,000	8.750%, 12/15/2020	208,500
	Yamana Gold, Inc.
190,000	4.950%, 7/15/2024	193,024

	Total	2,050,915

Capital Goods (0.8%)
	AECOM
380,000	5.875%, 10/15/2024	407,550
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[e]	205,675
	Cemex Finance, LLC
370,000	9.375%, 10/12/2022[e]	408,387

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Capital Goods (0.8%) - continued
	CNH Industrial Capital, LLC
$345,000	4.375%, 11/6/2020[h]	$354,929
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	320,463
	Fortive Corporation
130,000	1.800%, 6/15/2019[e]	131,014
	General Electric Company
251,000	5.000%, 12/29/2049[i]	270,453
	Huntington Ingalls Industries, Inc.
400,000	5.000%, 12/15/2021[e]	420,000
	L-3 Communications Corporation
184,000	3.950%, 5/28/2024	196,267
	Lockheed Martin Corporation
162,000	2.500%, 11/23/2020	168,162
184,000	4.500%, 5/15/2036	214,823
	Newell Rubbermaid, Inc.
92,000	2.600%, 3/29/2019	94,617
138,000	5.500%, 4/1/2046	171,808
	Northrop Grumman Corporation
205,000	3.850%, 4/15/2045	221,651
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[e]	412,775
	Pentair Finance SA
225,000	2.900%, 9/15/2018	226,785
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	128,289
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	324,294
	Roper Industries, Inc.
241,000	2.050%, 10/1/2018	243,794
	Standard Industries, Inc.
295,000	5.500%, 2/15/2023[e]	307,538
	Textron, Inc.
135,000	5.600%, 12/1/2017	141,964
125,000	7.250%, 10/1/2019	144,671
	United Rentals North America, Inc.
620,000	5.500%, 7/15/2025	637,366
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	58,433

	Total	6,211,708

Collateralized Mortgage Obligations (2.2%)
	Alm Loan Funding CLO
170,000	2.109%, 10/17/2026*,f	169,415
	Alternative Loan Trust
293,963	6.000%, 6/25/2036	254,017
	Apidos CLO XVIII
175,000	2.114%, 7/22/2026*,f	174,852
	Babson CLO, Ltd.
170,000	2.069%, 10/17/2026*,f	168,999
	Birchwood Park CLO, Ltd.
170,000	2.120%, 7/15/2026*,f	169,498
	BlueMountain CLO, Ltd.
170,000	2.160%, 10/15/2026*,f	169,913
	Carlyle Global Market Strategies CLO, Ltd.
175,000	1.996%, 7/20/2023*,f	174,489
175,000	2.180%, 10/15/2026*,f	174,773
	Cent CLO 16, LP
170,000	1.887%, 8/1/2024*,f	169,932
	Cent CLO 22, Ltd.
175,000	2.112%, 11/7/2026*,f	174,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Collateralized Mortgage Obligations (2.2%) - continued
	Citigroup Mortgage Loan Trust, Inc.
$201,534	5.500%, 11/25/2035	$192,825
	CitiMortgage Alternative Loan Trust
660,569	5.750%, 4/25/2037	565,999
	Countrywide Alternative Loan Trust
395,524	2.674%, 10/25/2035	320,893
241,851	6.500%, 8/25/2036	167,104
131,424	6.000%, 1/25/2037	119,489
803,358	5.500%, 5/25/2037	663,147
748,000	7.000%, 10/25/2037	503,150
	Countrywide Home Loans, Inc.
233,827	5.750%, 4/25/2037	200,100
	Deutsche Alt-A Securities Mortgage Loan Trust
190,073	6.000%, 10/25/2021	169,939
	Dryden 34 Senior Loan Fund CLO
170,000	2.110%, 10/15/2026*,f	169,446
	Federal Home Loan Mortgage Corporation
1,237,802	3.000%, 4/15/2028[j]	118,459
989,417	3.000%, 2/15/2033[j]	114,448
	Federal National Mortgage Association
2,019,848	3.500%, 1/25/2033[j]	257,617
	Galaxy XX CLO, Ltd.
550,000	2.146%, 7/20/2027*,f	545,909
	Greenpoint Mortgage Funding Trust
781,229	0.688%, 10/25/2045[f]	612,371
	J.P. Morgan Mortgage Trust
63,194	2.779%, 10/25/2036	56,907
580,913	0.868%, 1/25/2037[f]	311,729
734,881	6.250%, 8/25/2037	554,876
	Limerock CLO III, LLC
500,000	2.226%, 10/20/2026*,f	499,610
	Madison Park Funding XIV CLO, Ltd.
190,000	2.146%, 7/20/2026*,f	189,702
	Madison Park Funding, Ltd.
550,000	1.916%, 8/15/2022*,f	547,932
	Magnetite XII, Ltd.
525,000	2.180%, 4/15/2027*,f	522,209
	MASTR Alternative Loans Trust
172,050	6.500%, 7/25/2034	173,860
440,806	0.938%, 12/25/2035[f]	210,818
	Merrill Lynch Alternative Note Asset Trust
160,298	6.000%, 3/25/2037	128,237
	Mountain View CLO, Ltd.
525,000	2.140%, 7/15/2027*,f	519,066
	Neuberger Berman CLO, Ltd.
150,000	2.107%, 8/4/2025*,f	149,805
	NZCG Funding CLO, Ltd.
525,000	2.284%, 4/27/2027*,f	521,844
	Octagon Investment Partners XX CLO, Ltd.
170,000	2.068%, 8/12/2026*,f	169,333
	OHA Loan Funding, Ltd.
500,000	2.226%, 10/20/2026*,f	500,443
	Pretium Mortgage Credit Partners, LLC
1,076,419	4.375%, 11/27/2030*	1,082,112
	Residential Accredit Loans, Inc. Trust
133,359	5.750%, 9/25/2035	119,399
	Residential Asset Securitization Trust
701,743	0.868%, 8/25/2037[f]	194,033

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Collateralized Mortgage Obligations (2.2%) - continued
	Sequoia Mortgage Trust
$987,972	3.109%, 9/20/2046	$794,323
	Shackleton VII CLO, Ltd.
525,000	2.220%, 4/15/2027*,f	523,033
	Sunset Mortgage Loan Company, LLC
650,000	3.844%, 7/16/2047*,g	650,000
	Symphony CLO VIII, Ltd.
158,363	1.574%, 1/9/2023*,f	157,974
	Symphony CLO XV, Ltd.
500,000	2.129%, 10/17/2026*,f	498,740
	Voya CLO 3, Ltd.
170,000	2.135%, 7/25/2026*,f	169,328
	WaMu Mortgage Pass Through Certificates
161,544	2.482%, 9/25/2036	146,153
143,328	2.496%, 10/25/2036	124,528
	Washington Mutual Mortgage Pass Through Certificates
406,220	7.000%, 2/25/2036	299,760

	Total	16,337,076

Commercial Mortgage-Backed Securities (1.3%)
	Citigroup Commercial Mortgage Trust
283,151	1.102%, 11/10/2046	283,006
	Commercial Mortgage Pass-Through Certificates
540,000	1.523%, 6/8/2030[e,f]	541,018
	Credit Suisse First Boston Mortgage Securities
1,562,752	5.542%, 1/15/2049	1,575,018
	Credit Suisse Mortgage Capital Certificates
257,235	5.509%, 9/15/2039	257,010
	Federal National Mortgage Association
77,986	1.272%, 1/25/2017	77,975
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,030,581
	GS Mortgage Securities Trust
800,000	3.666%, 9/10/2047	881,680
775,000	3.734%, 11/10/2048	863,749
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.699%, 2/12/2049	818,731
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	591,884
	Morgan Stanley Bank of America Merrill Lynch Trust
775,000	3.635%, 10/15/2048	854,716
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	508,100
	SCG Trust
150,000	1.881%, 11/15/2026[e,f]	150,022
	UBS Commercial Mortgage Trust
999,401	3.400%, 5/10/2045	1,077,286
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057	550,390

	Total	10,061,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Communications Services (2.0%)
	21st Century Fox America, Inc.
$190,000	6.900%, 3/1/2019	$215,419
	Altice Financing SA
307,000	6.625%, 2/15/2023[e]	307,577
	Altice US Finance I Corporation
115,000	5.500%, 5/15/2026[e]	119,025
	AMC Networks, Inc.
525,000	5.000%, 4/1/2024	534,187
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	181,341
	American Tower Corporation
20,000	2.800%, 6/1/2020	20,621
230,000	3.300%, 2/15/2021	241,824
70,000	3.450%, 9/15/2021	73,918
	AT&T, Inc.
112,000	5.875%, 10/1/2019	126,707
75,000	1.561%, 6/30/2020[f]	74,917
168,000	3.875%, 8/15/2021	182,906
160,000	3.000%, 6/30/2022	165,924
286,000	6.350%, 3/15/2040	364,854
160,000	5.550%, 8/15/2041	186,879
200,000	5.150%, 3/15/2042	225,240
160,000	4.750%, 5/15/2046	169,432
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[e]	183,762
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[e]	427,000
	CenturyLink, Inc.
340,000	6.450%, 6/15/2021	362,950
70,000	7.500%, 4/1/2024	74,725
	Charter Communications Operating, LLC
162,000	6.834%, 10/23/2055[e]	202,568
108,000	3.579%, 7/23/2020[e]	113,702
188,000	4.908%, 7/23/2025[e]	207,582
	Clear Channel Worldwide Holdings, Inc.
410,000	6.500%, 11/15/2022	424,350
	Columbus International, Inc.
370,000	7.375%, 3/30/2021[e]	394,868
	Comcast Corporation
150,000	2.750%, 3/1/2023	157,558
395,000	4.400%, 8/15/2035	453,539
100,000	4.650%, 7/15/2042	117,951
282,000	4.750%, 3/1/2044	341,198
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019[e]	97,906
175,000	3.850%, 2/1/2025[e]	177,858
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	229,098
418,000	5.250%, 1/15/2023	478,468
85,000	3.700%, 6/15/2026	89,529
	Digicel, Ltd.
570,000	6.000%, 4/15/2021*	529,387
	Dish DBS Corporation
350,000	5.875%, 7/15/2022	349,783
	FairPoint Communications, Inc.
275,000	8.750%, 8/15/2019[e]	274,312
	Frontier Communications Corporation
480,000	8.875%, 9/15/2020	515,851
	Hughes Satellite Systems Corporation
283,000	6.500%, 6/15/2019	307,409

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Communications Services (2.0%) - continued
	Level 3 Communications, Inc.
$380,000	5.375%, 1/15/2024	$398,525
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	141,750
	Omnicom Group, Inc.
95,000	3.600%, 4/15/2026	101,211
	Quebecor Media, Inc.
250,000	5.750%, 1/15/2023	261,250
	S&P Global, Inc.
184,000	3.300%, 8/14/2020	192,341
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[e]	130,797
	SFR Group SA
515,000	6.000%, 5/15/2022[e]	502,125
	Sprint Communications, Inc.
300,000	9.000%, 11/15/2018[e]	325,125
	Sprint Corporation
305,000	7.625%, 2/15/2025	272,212
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	193,928
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	353,554
	Time Warner, Inc.
80,000	3.600%, 7/15/2025	86,257
155,000	6.250%, 3/29/2041	205,448
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	326,469
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[e]	198,550
	Univision Communications, Inc.
210,000	5.125%, 5/15/2023[e]	215,775
	UPCB Finance V, Ltd.
283,500	7.250%, 11/15/2021[e]	297,675
	Verizon Communications, Inc.
125,000	1.426%, 6/17/2019[f]	126,556
290,000	3.000%, 11/1/2021	306,256
393,000	5.150%, 9/15/2023	460,716
100,000	5.050%, 3/15/2034	112,746
180,000	4.272%, 1/15/2036	188,171
325,000	4.522%, 9/15/2048	346,835

	Total	15,446,397

Consumer Cyclical (1.2%)
	AmeriGas Finance, LLC
345,000	5.625%, 5/20/2024	357,075
	Automatic Data Processing, Inc.
75,000	3.375%, 9/15/2025	82,216
	Cinemark USA, Inc.
505,000	4.875%, 6/1/2023	515,100
	CVS Health Corporation
50,000	2.250%, 8/12/2019	51,430
320,000	4.875%, 7/20/2035	382,583
150,000	5.125%, 7/20/2045	190,780
	Delphi Automotive plc
230,000	3.150%, 11/19/2020	238,946
	eBay, Inc.
90,000	2.500%, 3/9/2018	91,665
	Ford Motor Company
95,000	7.450%, 7/16/2031	130,562
	Ford Motor Credit Company, LLC
165,000	5.000%, 5/15/2018	174,438
260,000	2.551%, 10/5/2018	264,657
200,000	2.943%, 1/8/2019	205,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Consumer Cyclical (1.2%) - continued
	General Motors Company
$85,000	6.600%, 4/1/2036	$105,134
193,000	6.250%, 10/2/2043	232,835
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	323,229
138,000	3.700%, 11/24/2020	142,994
92,000	4.200%, 3/1/2021	97,079
250,000	4.300%, 7/13/2025	261,342
	Hilton Worldwide Finance, LLC
500,000	5.625%, 10/15/2021	518,145
	Home Depot, Inc.
108,000	2.625%, 6/1/2022	113,672
115,000	3.000%, 4/1/2026	123,809
120,000	4.250%, 4/1/2046	141,355
	Hyundai Capital America
138,000	2.400%, 10/30/2018[e]	139,925
138,000	3.000%, 10/30/2020[e]	143,321
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[e]	331,931
	KB Home
160,000	4.750%, 5/15/2019	163,600
	L Brands, Inc.
315,000	5.625%, 2/15/2022	347,287
	Lennar Corporation
315,000	4.125%, 12/1/2018	323,662
315,000	4.875%, 12/15/2023	325,237
	McDonald's Corporation
135,000	2.750%, 12/9/2020	141,194
	MGM Resorts International
380,000	6.000%, 3/15/2023[h]	411,114
	PulteGroup, Inc.
510,000	4.250%, 3/1/2021	527,212
	Rite Aid Corporation
365,000	6.125%, 4/1/2023[e]	387,356
	Six Flags Entertainment Corporation
405,000	5.250%, 1/15/2021[e]	417,150
	Time Warner, Inc.
160,000	7.625%, 4/15/2031	227,959
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	108,200
67,000	4.000%, 12/31/2018	70,015
	West Corporation
305,000	5.375%, 7/15/2022[e]	284,412
	ZF North America Capital, Inc.
400,000	4.500%, 4/29/2022[e]	415,000

	Total	9,509,061

Consumer Non-Cyclical (2.0%)
	AbbVie, Inc.
185,000	2.500%, 5/14/2020	189,861
230,000	3.600%, 5/14/2025	243,903
230,000	4.450%, 5/14/2046	244,643
	Actavis Funding SCS
138,000	3.800%, 3/15/2025	146,651
280,000	4.550%, 3/15/2035	301,444
276,000	4.850%, 6/15/2044	305,435
	Altria Group, Inc.
80,000	2.850%, 8/9/2022	84,321
	Amgen, Inc.
65,000	2.125%, 5/1/2020	66,471
92,000	2.700%, 5/1/2022	95,293
75,000	3.125%, 5/1/2025	79,143
	Anheuser-Busch InBev Finance, Inc.
100,000	1.897%, 2/1/2021[f]	102,781

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Consumer Non-Cyclical (2.0%) - continued
$497,000	3.650%, 2/1/2026	$533,621
460,000	4.700%, 2/1/2036	533,195
230,000	4.900%, 2/1/2046	280,167
	Aramark Services, Inc.
260,000	4.750%, 6/1/2026[e]	262,600
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	236,325
	BAT International Finance plc
100,000	1.163%, 6/15/2018[e,f]	99,804
	Becton, Dickinson and Company
246,000	6.375%, 8/1/2019	280,783
	Biogen, Inc.
165,000	3.625%, 9/15/2022	177,125
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	102,366
75,000	3.850%, 5/15/2025	80,594
120,000	7.375%, 1/15/2040	166,888
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	190,012
91,000	3.500%, 11/24/2020	95,126
	Cardinal Health, Inc.
55,000	1.950%, 6/15/2018	55,620
81,000	4.900%, 9/15/2045	95,404
	Celgene Corporation
230,000	2.875%, 8/15/2020	239,050
50,000	3.550%, 8/15/2022	53,376
230,000	5.000%, 8/15/2045	267,639
	CHS/Community Health Systems, Inc.
400,000	7.125%, 7/15/2020[h]	363,752
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,948
	Cigna Corporation
50,000	5.375%, 2/15/2042	61,486
	ConAgra Foods, Inc.
69,000	7.125%, 10/1/2026	90,163
	EMD Finance, LLC
105,000	1.006%, 3/17/2017[e,f]	104,964
232,000	2.950%, 3/19/2022[e]	239,252
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[e]	174,630
	Envision Healthcare Corporation
120,000	5.125%, 7/1/2022[e]	122,100
	Express Scripts Holding Company
92,000	3.900%, 2/15/2022	99,677
215,000	4.500%, 2/25/2026	239,212
37,000	3.400%, 3/1/2027	37,836
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[e]	355,163
	Gilead Sciences, Inc.
55,000	2.550%, 9/1/2020	57,196
	Grifols Worldwide Operations, Ltd.
400,000	5.250%, 4/1/2022	417,000
	H. J. Heinz Company
200,000	3.500%, 7/15/2022[e]	214,682
	HCA, Inc.
310,000	3.750%, 3/15/2019	321,625
185,000	5.250%, 6/15/2026	196,100
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[e]	258,991
	JBS USA, LLC
310,000	5.750%, 6/15/2025[e]	302,250
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	215,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Consumer Non-Cyclical (2.0%) - continued
	Laboratory Corporation of America Holdings
$75,000	2.625%, 2/1/2020	$76,915
	LifePoint Health, Inc.
325,000	5.500%, 12/1/2021	341,117
95,000	5.375%, 5/1/2024[e]	97,138
	McKesson Corporation
125,000	4.883%, 3/15/2044	148,138
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	96,790
	Medtronic plc
470,000	4.375%, 3/15/2035	541,270
	Merck & Company, Inc.
80,000	1.005%, 2/10/2020[f]	80,086
50,000	3.700%, 2/10/2045	53,306
	Mondelez International, Inc.
87,000	1.157%, 2/1/2019[f]	86,741
	Mylan NV
180,000	3.000%, 12/15/2018[e]	185,480
75,000	3.750%, 12/15/2020[e]	79,240
230,000	3.150%, 6/15/2021[e]	237,206
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	191,485
	Pernod Ricard SA
150,000	3.250%, 6/8/2026[e]	155,038
	Perrigo Finance Unlimited Company
280,000	3.500%, 3/15/2021	290,273
	Reynolds American, Inc.
130,000	2.300%, 8/21/2017	131,454
299,000	5.700%, 8/15/2035	376,656
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[e]	160,671
	SABMiller Holdings, Inc.
108,000	3.750%, 1/15/2022[e]	117,290
	Safeway, Inc.
10,000	3.400%, 12/1/2016	9,975
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	146,125
	Spectrum Brands, Inc.
185,000	5.750%, 7/15/2025	200,263
	Tenet Healthcare Corporation
500,000	8.125%, 4/1/2022	516,250
	Teva Pharmaceutical Finance Netherlands III BV
170,000	2.200%, 7/21/2021	170,856
100,000	2.800%, 7/21/2023	101,735
75,000	4.100%, 10/1/2046	77,227
	Thermo Fisher Scientific, Inc.
69,000	3.000%, 4/15/2023	71,191
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	217,035
	UnitedHealth Group, Inc.
405,000	4.625%, 7/15/2035	481,450
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[e]	493,850

	Total	15,479,399

Energy (1.1%)
	Anadarko Petroleum Corporation
140,000	4.850%, 3/15/2021	148,229
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	284,413
	Boardwalk Pipelines, LP
172,000	5.875%, 11/15/2016	173,812

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Energy (1.1%) - continued
$90,000	5.950%, 6/1/2026	$94,276
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	109,191
275,000	3.535%, 11/4/2024	292,428
50,000	3.119%, 5/4/2026	51,022
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	169,947
	Canadian Natural Resources, Ltd.
175,000	3.450%, 11/15/2021	178,581
	CNOOC Nexen Finance
168,000	1.625%, 4/30/2017	168,206
	CNPC General Capital, Ltd.
104,000	2.750%, 4/19/2017[e]	105,023
	Columbia Pipeline Group, Inc.
210,000	2.450%, 6/1/2018	211,548
	Concho Resources, Inc.
185,000	6.500%, 1/15/2022	188,237
314,086	5.500%, 10/1/2022	311,730
	ConocoPhillips Company
115,000	4.200%, 3/15/2021	122,620
138,000	5.950%, 3/15/2046	166,427
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	159,480
	Devon Energy Corporation
135,000	3.250%, 5/15/2022	131,948
92,000	5.850%, 12/15/2025	101,069
	Ecopetrol SA
75,000	5.875%, 9/18/2023	78,375
	Enbridge Energy Partners, LP
80,000	4.375%, 10/15/2020	83,420
	Enbridge, Inc.
80,000	1.136%, 6/2/2017[f,h]	78,987
	Energy Transfer Partners, LP
160,000	4.650%, 6/1/2021	166,925
155,000	4.900%, 3/15/2035	145,156
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	42,228
50,000	4.850%, 7/15/2026	48,601
	Enterprise Products Operating, LLC
225,000	5.250%, 1/31/2020	250,059
132,000	5.100%, 2/15/2045	143,151
	EQT Corporation
99,000	5.150%, 3/1/2018	101,513
118,000	8.125%, 6/1/2019	135,619
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	89,828
	Kinder Morgan, Inc.
95,000	5.550%, 6/1/2045	95,243
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	146,952
	Marathon Oil Corporation
270,000	2.700%, 6/1/2020	257,096
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	72,706
75,000	4.750%, 9/15/2044	65,550
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[e]	234,675
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	246,875
	Noble Energy, Inc.
145,000	5.625%, 5/1/2021	152,696
	Petrobras Global Finance BV
58,000	8.375%, 5/23/2021	61,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Energy (1.1%) - continued
	Petrobras International Finance Company
$184,000	5.750%, 1/20/2020	$183,650
	Petroleos Mexicanos
132,000	5.500%, 2/4/2019[e]	139,590
85,500	2.378%, 4/15/2025	87,680
	Pioneer Natural Resources Company
51,000	3.450%, 1/15/2021	52,613
90,000	4.450%, 1/15/2026	97,110
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	326,543
	Rice Energy, Inc.
285,000	6.250%, 5/1/2022	277,875
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	316,491
	Schlumberger Holdings Corporation
70,000	3.000%, 12/21/2020[e]	73,428
100,000	4.000%, 12/21/2025[e]	108,874
	Shell International Finance BV
75,000	1.080%, 5/11/2020[f]	74,064
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	163,472
	Sunoco Logistics Partners Operations, LP
315,000	4.400%, 4/1/2021	332,227
	Targa Resources Partners, LP
220,000	6.625%, 10/1/2020	224,950
	Weatherford International, Ltd.
255,000	8.250%, 6/15/2023[h]	237,788

	Total	8,561,518

Financials (3.6%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[e]	209,602
	ACE INA Holdings, Inc.
184,000	2.300%, 11/3/2020	189,956
138,000	4.350%, 11/3/2045	163,377
	AerCap Ireland Capital, Ltd.
90,000	3.750%, 5/15/2019	93,150
380,000	5.000%, 10/1/2021	414,390
	Aetna, Inc.
140,000	2.400%, 6/15/2021	142,708
185,000	2.800%, 6/15/2023	190,411
90,000	3.200%, 6/15/2026	92,267
140,000	4.250%, 6/15/2036	144,938
	Air Lease Corporation
125,000	2.125%, 1/15/2018	124,779
40,000	2.625%, 9/4/2018	40,448
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	213,413
200,000	4.125%, 3/30/2020	205,124
	American Express Credit Corporation
125,000	1.197%, 3/18/2019[f]	125,244
	American International Group, Inc.
65,000	3.300%, 3/1/2021	68,155
138,000	4.125%, 2/15/2024	148,451
60,000	3.900%, 4/1/2026	62,910
	Aon plc
69,000	3.875%, 12/15/2025	73,855
	Argos Merger Sub, Inc.
475,000	7.125%, 3/15/2023[e]	496,375
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	212,908
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[e]	112,280

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Financials (3.6%) - continued
	Banco Santander Chile
$150,000	1.565%, 4/11/2017[e,f]	$150,000
	Bank of America Corporation
165,000	1.717%, 3/22/2018[f]	166,200
105,000	1.516%, 4/1/2019[f]	105,227
160,000	2.625%, 10/19/2020	163,549
205,000	3.300%, 1/11/2023	213,646
184,000	4.000%, 4/1/2024	198,468
150,000	4.000%, 1/22/2025	155,818
138,000	3.500%, 4/19/2026	144,071
212,000	5.875%, 2/7/2042	276,987
184,000	8.000%, 7/29/2049[i]	186,968
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	238,289
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[e]	67,242
	Barclays Bank plc
46,000	10.179%, 6/12/2021[e]	58,772
	Barclays plc
150,000	2.750%, 11/8/2019	150,989
236,000	3.650%, 3/16/2025	232,688
	BB&T Corporation
65,000	1.395%, 1/15/2020[f]	64,608
	Berkshire Hathaway, Inc.
115,000	2.750%, 3/15/2023	120,009
	BPCE SA
156,000	5.700%, 10/22/2023[e]	169,918
	Caisse Centrale Desjardins du Quebec
95,000	1.417%, 1/29/2018[e,f]	94,874
	Capital One Financial Corporation
194,000	6.150%, 9/1/2016	194,749
115,000	2.450%, 4/24/2019	117,564
	Centene Escrow Corporation
400,000	5.625%, 2/15/2021	422,500
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	394,688
	Citigroup, Inc.
90,000	1.431%, 4/8/2019[f]	90,051
185,000	2.700%, 3/30/2021	188,335
139,000	4.050%, 7/30/2022	147,625
145,000	4.400%, 6/10/2025	154,143
120,000	4.125%, 7/25/2028	122,314
395,000	4.650%, 7/30/2045	445,858
	Citizens Bank NA
250,000	2.300%, 12/3/2018	253,231
	CoBank ACB
80,000	1.253%, 6/15/2022[f]	76,427
	Compass Bank
150,000	2.750%, 9/29/2019	149,386
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
133,000	3.950%, 11/9/2022	140,138
	Credit Agricole SA
105,000	1.480%, 4/15/2019[e,f]	105,241
	Credit Suisse AG
92,000	5.400%, 1/14/2020	100,440
	Credit Suisse Group Funding, Ltd.
276,000	2.750%, 3/26/2020	276,193
184,000	3.750%, 3/26/2025	183,871
	CyrusOne, LP
315,000	6.375%, 11/15/2022	329,962
	Deutsche Bank AG
275,000	3.375%, 5/12/2021	274,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Financials (3.6%) - continued
	Digital Realty Trust LP
$230,000	3.400%, 10/1/2020	$239,465
	Discover Bank
135,000	8.700%, 11/18/2019	157,799
	Discover Financial Services
108,000	6.450%, 6/12/2017	112,200
	Duke Realty, LP
50,000	3.875%, 2/15/2021	53,242
150,000	4.375%, 6/15/2022	164,193
	ERP Operating, LP
54,000	3.375%, 6/1/2025	57,144
	European Investment Bank
160,000	1.875%, 3/15/2019	163,792
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	149,624
112,000	2.875%, 7/27/2020	116,378
65,000	2.875%, 10/1/2021	68,108
	GE Capital International Funding Company
150,000	4.418%, 11/15/2035	172,893
	Genworth Financial, Inc.
126,000	7.700%, 6/15/2020	113,085
	Goldman Sachs Group, Inc.
270,000	1.952%, 4/30/2018[f]	272,241
90,000	1.726%, 11/15/2018[f]	90,639
368,000	5.375%, 3/15/2020	410,518
95,000	1.875%, 4/23/2020[f]	95,285
99,000	5.250%, 7/27/2021	112,493
92,000	3.500%, 1/23/2025	95,759
225,000	4.800%, 7/8/2044	254,517
98,000	5.150%, 5/22/2045	107,453
160,000	4.750%, 10/21/2045	182,195
	Hartford Financial Services Group, Inc.
209,000	5.125%, 4/15/2022	238,942
	HBOS plc
271,000	6.750%, 5/21/2018[e]	291,839
	HCP, Inc.
290,000	4.000%, 12/1/2022	305,601
100,000	3.400%, 2/1/2025	98,194
	HSBC Bank plc
220,000	1.266%, 5/15/2018[e,f]	218,891
	HSBC Holdings plc
200,000	3.400%, 3/8/2021	207,349
350,000	3.900%, 5/25/2026	363,452
164,000	6.375%, 12/29/2049[i]	162,032
200,000	6.875%, 12/29/2049[i]	206,000
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	57,039
	Huntington National Bank
250,000	2.200%, 11/6/2018	253,336
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	249,375
	ING Capital Funding Trust III
140,000	4.231%, 12/29/2049[f,i]	138,250
	Intesa Sanpaolo SPA
200,000	5.250%, 1/12/2024	219,155
	J.P. Morgan Chase & Company
171,000	6.300%, 4/23/2019	192,511
75,000	2.250%, 1/23/2020	76,483
230,000	4.500%, 1/24/2022	257,176
134,000	3.200%, 1/25/2023	140,209
230,000	2.700%, 5/18/2023	233,541
200,000	3.625%, 5/13/2024	214,068
145,000	3.125%, 1/23/2025	148,985

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Financials (3.6%) - continued
$150,000	3.300%, 4/1/2026	$155,962
244,000	7.900%, 4/29/2049[i]	253,760
	KeyCorp
220,000	2.900%, 9/15/2020	229,011
	Liberty Mutual Group, Inc.
180,000	4.950%, 5/1/2022[e]	201,236
	Liberty Property, LP
216,000	3.750%, 4/1/2025	223,886
	Lincoln National Corporation
138,000	7.000%, 6/15/2040	178,613
	Lloyds Bank plc
105,000	1.175%, 3/16/2018[f]	104,138
	Merrill Lynch & Company, Inc.
275,000	6.400%, 8/28/2017	289,614
	MetLife, Inc.
210,000	4.050%, 3/1/2045	210,816
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[e]	201,065
	Morgan Stanley
300,000	6.625%, 4/1/2018	325,008
180,000	1.995%, 4/25/2018[f]	182,103
95,000	1.874%, 1/27/2020[f]	95,365
115,000	2.500%, 4/21/2021	116,331
135,000	4.875%, 11/1/2022	149,051
70,000	4.000%, 7/23/2025	75,476
275,000	4.350%, 9/8/2026	292,763
125,000	4.300%, 1/27/2045	135,201
230,000	5.550%, 12/29/2049[i]	232,875
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	354,250
210,000	5.500%, 5/1/2024	217,350
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	115,257
	National City Corporation
168,000	6.875%, 5/15/2019	189,958
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	66,612
	Quicken Loans, Inc.
405,000	5.750%, 5/1/2025[e]	401,456
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,484
	Regions Bank
250,000	7.500%, 5/15/2018	274,086
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	125,837
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	76,848
139,000	5.000%, 6/1/2021	152,812
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[e]	86,380
	Santander Holdings USA, Inc.
125,000	3.450%, 8/27/2018	128,137
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	161,386
	Santander UK plc
112,000	3.050%, 8/23/2018	114,805
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	121,496
70,000	2.500%, 9/1/2020	72,579
225,000	2.750%, 2/1/2023	233,395
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[e]	132,427
	State Street Corporation
104,000	1.526%, 8/18/2020[f]	104,336

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Financials (3.6%) - continued
	Sumitomo Mitsui Banking Corporation
$110,000	1.268%, 1/16/2018[f]	$109,869
	Svenska Handelsbanken AB
150,000	1.146%, 6/17/2019[f]	148,979
	Synchrony Financial
60,000	1.867%, 2/3/2020[f]	58,635
70,000	3.750%, 8/15/2021	73,883
260,000	4.250%, 8/15/2024	274,577
	Toronto-Dominion Bank
70,000	1.586%, 12/14/2020[f]	70,377
	UBS Group Funding Jersey, Ltd.
230,000	2.950%, 9/24/2020[e]	236,661
138,000	4.125%, 9/24/2025[e]	145,671
	UnitedHealth Group, Inc.
45,000	3.350%, 7/15/2022	48,386
	USB Realty Corporation
65,000	1.827%, 12/29/2049[e,f,i]	55,575
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	197,815
	Wells Fargo & Company
95,000	1.432%, 1/30/2020[f]	94,949
180,000	2.550%, 12/7/2020	185,360
188,000	3.450%, 2/13/2023	196,926
205,000	3.000%, 2/19/2025	211,705
175,000	3.000%, 4/22/2026	179,760
182,000	4.900%, 11/17/2045	206,254
	Welltower, Inc.
61,000	2.250%, 3/15/2018	61,618
108,000	3.750%, 3/15/2023	112,980
90,000	4.000%, 6/1/2025	95,941

	Total	27,722,046

Foreign Government (0.1%)
	Argentina Government International Bond
200,000	7.125%, 7/6/2036[e]	203,200
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	91,537
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[e]	151,447

	Total	446,184

Mortgage-Backed Securities (13.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 8/1/2031[d]	5,374,883
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,245,000	4.000%, 8/1/2045[d]	6,685,321
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,540,000	2.500%, 8/1/2031[d]	9,880,981
9,300,000	3.000%, 8/1/2046[d]	9,677,813
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,698,230	1.735%, 7/1/2043[f]	1,727,274
11,375,000	4.500%, 8/1/2045[d]	12,403,957
37,400,000	3.500%, 8/1/2046[d]	39,500,829

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Mortgage-Backed Securities (13.6%) - continued
$18,650,000	4.000%, 8/1/2046[d]	$19,994,111

	Total	105,245,169

Technology (0.9%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	67,075
	Apple, Inc.
75,000	0.927%, 5/6/2020[f]	74,257
322,000	3.200%, 5/13/2025	343,939
138,000	4.650%, 2/23/2046	157,484
120,000	3.850%, 8/4/2046[d]	120,442
	Baidu, Inc.
200,000	2.750%, 6/9/2019	203,260
	Cisco Systems, Inc.
100,000	1.173%, 3/1/2019[f]	100,428
	CommScope Technologies Finance, LLC
215,000	6.000%, 6/15/2025[e]	226,825
	Denali Borrower, LLC
310,000	5.625%, 10/15/2020[e]	325,128
	Diamond 1 Finance Corporation
115,000	3.480%, 6/1/2019[e]	118,292
90,000	5.450%, 6/15/2023[e]	95,322
69,000	6.020%, 6/15/2026[e]	73,921
	Equinix, Inc.
210,000	5.750%, 1/1/2025	223,125
	Fidelity National Information Services, Inc.
195,000	2.850%, 10/15/2018	200,007
138,000	3.625%, 10/15/2020	146,417
	First Data Corporation
210,000	5.375%, 8/15/2023[e]	215,512
	Freescale Semiconductor, Inc.
310,000	6.000%, 1/15/2022[e]	327,360
	Hewlett Packard Enterprise Company
230,000	2.450%, 10/5/2017[e]	232,791
115,000	2.850%, 10/5/2018[e]	117,704
115,000	4.400%, 10/15/2022[e]	124,402
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[e]	420,913
	Intel Corporation
40,000	3.100%, 7/29/2022	43,080
140,000	3.700%, 7/29/2025	156,482
207,000	4.100%, 5/19/2046	222,839
	International Business Machines Corporation
184,000	4.700%, 2/19/2046	215,955
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	132,812
	Lam Research Corporation
175,000	3.450%, 6/15/2023	182,467
	Microsoft Corporation
280,000	4.750%, 11/3/2055	329,473
280,000	4.200%, 11/3/2035	318,587
	Oracle Corporation
65,000	2.500%, 5/15/2022	66,849
184,000	2.400%, 9/15/2023	185,824
270,000	2.950%, 5/15/2025	280,575
	Plantronics, Inc.
310,000	5.500%, 5/31/2023[e]	313,875
	Qualcomm, Inc.
138,000	3.000%, 5/20/2022	145,503
	Seagate HDD Cayman
216,000	4.875%, 6/1/2027	181,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Technology (0.9%) - continued
	Sensata Technologies UK Financing Company plc
$240,000	6.250%, 2/15/2026[e]	$259,500

	Total	6,949,554

Transportation (0.3%)
	Air Canada Pass Through Trust
63,054	3.875%, 3/15/2023[e]	60,768
	American Airlines Pass Through Trust
248,172	3.375%, 5/1/2027	256,858
	Avis Budget Car Rental, LLC
270,000	5.125%, 6/1/2022[e,h]	264,938
190,000	6.375%, 4/1/2024[e]	193,325
	Burlington Northern Santa Fe, LLC
205,000	5.050%, 3/1/2041	256,193
200,000	3.900%, 8/1/2046	220,787
	Canadian Pacific Railway Company
125,000	4.800%, 8/1/2045	147,544
	Continental Airlines, Inc.
123,590	4.150%, 4/11/2024	130,696
	CSX Corporation
98,000	3.700%, 11/1/2023	106,815
	Delta Air Lines, Inc.
58,648	4.950%, 5/23/2019	62,240
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[e]	67,632
	FedEx Corporation
260,000	3.900%, 2/1/2035	274,435
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	62,536
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	167,969
	Virgin Australia Holdings, Ltd.
44,631	5.000%, 10/23/2023[e]	46,193
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[e]	297,000

	Total	2,615,929

U.S. Government and Agencies (10.4%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	794,127
7,193,300	3.000%, 5/15/2042	8,481,066
1,580,000	3.625%, 2/15/2044	2,077,392
	U.S. Treasury Bonds, TIPS
5,861,770	0.625%, 1/15/2026	6,193,558
4,689,114	1.000%, 2/15/2046	5,257,242
	U.S. Treasury Notes
2,150,000	0.875%, 11/15/2017	2,156,551
5,500,000	0.875%, 3/31/2018	5,518,909
1,550,000	0.750%, 2/15/2019	1,550,969
6,520,000	1.500%, 10/31/2019	6,660,845
9,370,000	1.875%, 6/30/2020	9,712,220
7,000,000	1.375%, 9/30/2020	7,118,944
1,000,000	1.375%, 5/31/2021	1,016,562
16,000,000	2.125%, 6/30/2022	16,870,624
2,755,000	1.625%, 8/15/2022	2,825,597
550,000	2.250%, 11/15/2024	587,275
	U.S. Treasury Notes, TIPS
3,641,330	0.125%, 1/15/2023	3,689,880

	Total	80,511,761

Utilities (1.2%)
	AES Corporation
315,000	7.375%, 7/1/2021	357,525

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Utilities (1.2%) - continued
	American Electric Power Company, Inc.
$216,000	2.950%, 12/15/2022	$225,403
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	81,737
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020	77,146
	Calpine Corporation
310,000	5.375%, 1/15/2023	309,225
	Chesapeake Midstream Partners, LP
230,000	6.125%, 7/15/2022	235,205
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	216,707
115,000	4.350%, 11/15/2045	134,869
	Consolidated Edison Company of New York, Inc.
69,000	4.500%, 12/1/2045	80,865
	Consolidated Edison, Inc.
92,000	2.000%, 5/15/2021	93,417
	Dominion Resources, Inc.
180,000	2.962%, 7/1/2019	184,838
	DTE Electric Company
115,000	3.700%, 3/15/2045	124,587
145,000	3.700%, 6/1/2046	156,162
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,814
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	169,687
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	197,448
	Dynegy Finance I, Inc.
235,000	7.375%, 11/1/2022	230,300
	Dynegy, Inc.
200,000	6.750%, 11/1/2019	203,750
	Edison International
180,000	2.950%, 3/15/2023	183,999
	Emera U.S. Finance, LP
125,000	2.150%, 6/15/2019[e]	126,753
120,000	4.750%, 6/15/2046[e]	132,156
	Enel Finance International NV
84,000	6.250%, 9/15/2017[e]	88,492
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	301,289
	Eversource Energy
70,000	1.600%, 1/15/2018	70,460
	Exelon Corporation
100,000	5.100%, 6/15/2045	120,389
138,000	4.450%, 4/15/2046	151,827
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	208,721
60,000	2.950%, 1/15/2020	61,693
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	70,443
118,000	5.300%, 7/1/2043	142,254
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	137,849
	MidAmerican Energy Holdings Company
195,000	6.500%, 9/15/2037	272,202
	Monongahela Power Company
150,000	5.400%, 12/15/2043[e]	194,484
	MPLX, LP
500,000	4.875%, 12/1/2024[e]	495,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (42.7%)	Value

Utilities (1.2%) - continued
	National Rural Utilities Cooperative Finance Corporation
$175,000	2.300%, 11/1/2020	$181,315
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	117,030
	NiSource Finance Corporation
255,000	5.650%, 2/1/2045	334,237
	Northern States Power Company
225,000	4.125%, 5/15/2044	258,286
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	317,520
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	201,673
138,000	4.250%, 3/15/2046	157,953
	PG&E Corporation
75,000	2.400%, 3/1/2019	76,635
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	82,088
225,000	5.000%, 3/15/2044	263,145
	Regency Energy Partners, LP
160,000	5.875%, 3/1/2022	174,505
	Sempra Energy
250,000	6.150%, 6/15/2018	270,759
75,000	2.400%, 3/15/2020	76,581
	Southern California Edison Company
45,000	2.400%, 2/1/2022	46,456
	Southern Company
185,000	1.850%, 7/1/2019	187,207
185,000	4.400%, 7/1/2046	204,955
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	66,538
	TransAlta Corporation
182,000	1.900%, 6/3/2017	178,629
	Williams Companies, Inc.
104,000	7.875%, 9/1/2021	114,400
	Williams Partners, LP
185,000	5.100%, 9/15/2045	166,437

	Total	9,344,190

	Total Long-Term Fixed Income (cost $321,961,926)	329,403,566

Shares	Registered Investment Companies (32.3%)	Value

Affiliated Equity Holdings (15.7%)
2,428,665	Thrivent Large Cap Growth Fund	22,003,709
41,223	Thrivent Large Cap Stock Fund	1,028,508
2,491,385	Thrivent Large Cap Value Fund	48,606,927
539,082	Thrivent Mid Cap Stock Fund	12,657,656
3,412,488	Thrivent Partner Worldwide Allocation Fund	33,032,886
202,436	Thrivent Small Cap Stock Fund	4,216,735

	Total	121,546,421

Affiliated Fixed Income Holdings (15.9%)
4,192,282	Thrivent High Yield Fund	19,829,493
7,023,484	Thrivent Income Fund	65,669,574
2,968,062	Thrivent Limited Maturity Bond Fund	37,011,736

	Total	122,510,803

Equity Funds/ETFs (0.5%)
725	iShares Russell 2000 Growth Index Fund	105,473
3,068	iShares Russell 2000 Index Fund	371,504

Shares	Registered Investment Companies (32.3%)	Value

Equity Funds/ETFs (0.5%) - continued
860	iShares Russell 2000 Value Index Fund	$87,617
2,330	Materials Select Sector SPDR Fund	113,518
14,242	SPDR S&P 500 ETF Trust	3,092,650
1,781	SPDR S&P Biotech ETF	110,600
60	SPDR S&P MidCap 400 ETF Trust	17,027

	Total	3,898,389

Fixed Income Funds/ETFs (0.2%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,697,280

	Total	1,697,280

	Total Registered Investment Companies (cost $203,533,232)	249,652,893

Shares	Common Stock (17.6%)	Value

Consumer Discretionary (2.3%)
4,765	Aaron's, Inc.	114,122
2,365	Amazon.com, Inc.[k]	1,794,586
740	American Axle & Manufacturing Holdings, Inc.[k]	12,883
1,104	American Public Education, Inc.[k]	31,619
600	Armstrong Flooring, Inc.[k]	11,958
1,840	Ascena Retail Group, Inc.[k]	14,959
710	Ascent Capital Group, Inc.[k]	12,084
955	AutoZone, Inc.[k]	777,341
3,510	Barnes & Noble, Inc.	45,911
1,430	Beazer Homes USA, Inc.[k]	13,714
3,760	Bed Bath & Beyond, Inc.	169,012
690	Best Buy Company, Inc.	23,184
750	Big 5 Sporting Goods Corporation	7,920
480	BJ's Restaurants, Inc.[k]	18,643
2,220	Bloomin' Brands, Inc.	39,916
1,120	BorgWarner, Inc.	37,162
2,539	Brunswick Corporation	125,985
130	Buffalo Wild Wings, Inc.[k]	21,835
1,032	Burlington Stores, Inc.[k]	78,958
3,300	Caleres, Inc.	86,856
3,110	Callaway Golf Company	33,277
4,200	Carter's, Inc.	425,250
1,445	Cedar Fair, LP	85,544
1,150	Cheesecake Factory, Inc.	59,489
650	Chuy's Holdings, Inc.[k]	21,918
9,300	Cinemark Holdings, Inc.	349,680
700	ClubCorp Holdings, Inc.	10,150
25,170	Comcast Corporation	1,692,682
2,802	Core-Mark Holding Company, Inc.	137,186
1,725	CSS Industries, Inc.	45,385
2,208	Culp, Inc.	62,994
5,530	Dana Holding Corporation	75,429
7,468	Delphi Automotive plc	506,480
950	DeVry Education Group, Inc.	21,156
11,825	Discovery Communications, Inc., Class Ak	296,689
1,850	Dish DBS Corporation[k]	98,827
2,650	Dollar General Corporation	251,061
3,060	Dollar Tree, Inc.[k]	294,647
950	Domino's Pizza, Inc.	139,935
1,870	Duluth Holdings, Inc.[k]	46,376
270	EchoStar Corporation[k]	10,516
1,057	Expedia, Inc.	123,299
2,440	Finish Line, Inc.	53,021
4,960	Ford Motor Company	62,794
1,520	General Motors Company	47,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Consumer Discretionary (2.3%) - continued
3,150	Gentex Corporation	$55,660
1,991	G-III Apparel Group, Ltd.[k]	79,700
11,309	Harley-Davidson, Inc.	598,472
1,950	Harman International Industries, Inc.	161,148
2,351	Haverty Furniture Companies, Inc.	43,329
5,920	Home Depot, Inc.	818,381
3,430	Houghton Mifflin Harcourt Company[k]	58,139
2,600	Interpublic Group of Companies, Inc.	59,956
1,300	Jack in the Box, Inc.	114,907
620	John Wiley and Sons, Inc.	35,774
1,517	Kate Spade & Company[k]	32,904
1,020	L Brands, Inc.	75,378
6,188	Las Vegas Sands Corporation	313,422
2,630	La-Z-Boy, Inc.	79,479
1,570	Lear Corporation	178,117
6,890	Liberty Interactive Corporation[k]	184,721
562	Lithia Motors, Inc.	48,495
7,450	LKQ Corporation[k]	256,205
9,420	Lowe's Companies, Inc.	775,078
560	Masonite International Corporation[k]	39,105
2,928	MDC Partners, Inc.	37,361
860	Meredith Corporation	46,853
190	Murphy USA, Inc.[k]	14,562
1,363	New Media Investment Group, Inc.	24,071
5,970	Newell Brands, Inc.	313,186
2,070	News Corporation	26,848
5,610	NIKE, Inc.	311,355
1,783	Nord Anglia Education, Inc.[k]	38,816
8,036	Nutrisystem, Inc.	237,705
650	O'Reilly Automotive, Inc.[k]	188,909
3,031	Oxford Industries, Inc.	173,313
1,930	Papa John's International, Inc.	142,723
2,883	Papa Murphy's Holdings, Inc.[k]	20,181
1,800	Penn National Gaming, Inc.[k]	27,036
380	Priceline Group, Inc.[k]	513,308
2,500	PVH Corporation	252,650
630	Ralph Lauren Corporation	61,797
1,590	Rent-A-Center, Inc.	17,172
291	Restoration Hardware Holdings, Inc.[k]	8,966
1,010	Retailmenot, Inc.[k]	8,434
4,900	Ross Stores, Inc.	302,967
3,890	Royal Caribbean Cruises, Ltd.	281,792
1,750	Ruth's Hospitality Group, Inc.	27,947
1,350	Sally Beauty Holdings, Inc.[k]	39,595
1,000	Scripps Networks Interactive, Inc.	66,060
1,900	Select Comfort Corporation[k]	45,334
820	Shutterfly, Inc.[k]	43,616
840	Signet Jewelers, Ltd.	73,844
605	Skechers USA, Inc.[k]	14,532
170	Snap-On, Inc.	26,719
1,607	Sportsman's Warehouse Holdings, Inc.[k]	16,359
1,530	Staples, Inc.	14,214
7,330	Starbucks Corporation	425,506
2,958	Stein Mart, Inc.	25,439
1,280	Tailored Brands, Inc.	18,752
1,260	Tempur-Pedic International, Inc.[k]	95,294
466	Tenneco, Inc.[k]	26,338
3,000	Time, Inc.	48,990
6,710	Toll Brothers, Inc.[k]	187,947
4,867	Tower International, Inc.	112,330
7,098	Tuesday Morning Corporation[k]	56,003
190	Tupperware Brands Corporation	11,909
370	Ulta Salon Cosmetics & Fragrance, Inc.[k]	96,648
860	Under Armour, Inc., Class Ak	33,936

Shares	Common Stock (17.6%)	Value

Consumer Discretionary (2.3%) - continued
866	Under Armour, Inc., Class Ck	$30,916
436	Vail Resorts, Inc.	62,379
2,190	Vera Bradley, Inc.[k]	31,886
1,230	VF Corporation	76,789
690	Visteon Corporation	48,362
1,410	Vitamin Shoppe, Inc.[k]	41,257
1,210	Wingstop, Inc.	31,460
3,070	Yum! Brands, Inc.	274,519
1,508	Zoe's Kitchen, Inc.[k]	53,594

	Total	17,607,223

Consumer Staples (0.8%)
1,005	AdvancePierre Foods Holdings, Inc.[k]	24,040
2,940	Avon Products, Inc.	11,966
400	Blue Buffalo Pet Products, Inc.[k]	10,272
1,490	Brown-Forman Corporation	146,303
3,860	Campbell Soup Company	240,362
1,103	Casey's General Stores, Inc.	147,295
15,060	Coca-Cola Company	657,068
14,220	CVS Health Corporation	1,318,478
4,130	Estee Lauder Companies, Inc.	383,677
13,860	Flowers Foods, Inc.	254,885
1,340	General Mills, Inc.	96,333
3,250	Hain Celestial Group, Inc.[k]	171,567
800	Ingredion, Inc.	106,592
150	Kellogg Company	12,406
1,910	Kimberly-Clark Corporation	247,440
520	Lancaster Colony Corporation	67,579
520	McCormick & Company, Inc.	53,170
750	Molson Coors Brewing Company	76,620
1,550	Monster Beverage Corporation[k]	248,976
1,730	PepsiCo, Inc.	188,432
3,803	Philip Morris International, Inc.	381,289
8,550	Pinnacle Foods, Inc.	429,296
2,700	Procter & Gamble Company	231,093
3,451	SpartanNash Company	108,707
2,450	United Natural Foods, Inc.[k]	122,451
180	Universal Corporation	10,676
7,320	WhiteWave Foods Company[k]	406,187

	Total	6,153,160

Energy (2.6%)
7,976	Archrock, Inc.	71,066
4,254	Atwood Oceanics, Inc.	45,433
28,296	Baker Hughes, Inc.	1,353,398
1,911	Bristow Group, Inc.	20,658
950	California Resources Corporation	9,747
16,953	Callon Petroleum Company[k]	193,095
23,589	Canadian Natural Resources, Ltd.	713,095
22,415	Chevron Corporation	2,297,089
2,765	Cimarex Energy Company	331,855
689	Clayton Williams Energy, Inc.[k]	25,982
7,530	Clean Energy Fuels Corporation[k]	22,515
76,458	Cobalt International Energy, Inc.[k]	113,922
6,069	Concho Resources, Inc.[k]	753,770
8,120	Continental Resources, Inc.[k]	357,686
3,150	Delek US Holdings, Inc.	39,438
9,130	Devon Energy Corporation	349,496
1,800	Diamond Offshore Drilling, Inc.	40,896
1,698	Diamondback Energy, Inc.[k]	149,067
9,334	Ensco plc	85,593
15,100	EOG Resources, Inc.	1,233,670
3,080	EP Energy Corporation[k]	12,844
18,677	EQT Corporation	1,360,806
11,010	Exxon Mobil Corporation	979,339
3,110	FMC Technologies, Inc.[k]	78,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Energy (2.6%) - continued
2,170	Green Plains, Inc.	$49,216
1,410	Gulfport Energy Corporation[k]	41,017
11,370	Halliburton Company	496,414
1,480	Helmerich & Payne, Inc.	91,716
1,440	HollyFrontier Corporation	36,605
3,660	Hornbeck Offshore Services, Inc.[k]	29,207
1,350	Kinder Morgan, Inc.	27,446
83,437	Marathon Oil Corporation	1,138,081
27,327	Marathon Petroleum Corporation	1,076,411
520	Matador Resources Company[k]	10,967
14,100	Nabors Industries, Ltd.	126,900
1,400	National Oilwell Varco, Inc.	45,290
570	Noble Energy, Inc.	20,360
6,509	Oasis Petroleum, Inc.[k]	49,468
1,330	Oceaneering International, Inc.	37,080
2,080	Oil States International, Inc.[k]	64,314
7,307	Parsley Energy, Inc.[k]	208,323
11,680	Patterson-UTI Energy, Inc.	226,475
6,425	Pioneer Energy Services Corporation[k]	20,239
1,150	Pioneer Natural Resources Company	186,956
960	QEP Resources, Inc.	17,472
18,722	Rowan Companies plc	285,323
13,058	Royal Dutch Shell plc ADR	676,274
5,270	RPC, Inc.[k]	76,362
700	RSP Permian, Inc.[k]	25,165
17,087	Schlumberger, Ltd.	1,375,845
1,520	SemGroup Corporation	44,019
465	SM Energy Company	12,615
38,091	Suncor Energy, Inc. ADR	1,025,029
600	Superior Energy Services, Inc.	9,582
250	Targa Resources Corporation	9,315
2,200	Teekay Corporation	13,640
8,613	Teekay Tankers, Ltd.	25,408
2,972	Tesco Corporation	19,645
75	Tesoro Corporation	5,711
7,340	TETRA Technologies, Inc.[k]	44,113
2,421	U.S. Silica Holdings, Inc.	83,452
723	Vantage Drilling International[k]	62,901
115,709	Weatherford International plc[k]	657,227
145	World Fuel Services Corporation	6,902
80,640	WPX Energy, Inc.[k]	805,594

	Total	19,903,471

Financials (2.7%)
500	Acadia Realty Trust	18,830
1,866	Affiliated Managers Group, Inc.[k]	273,891
2,280	Allied World Assurance Company Holdings AG	93,457
1,630	American Assets Trust, Inc.	74,784
1,650	American Campus Communities, Inc.	89,216
1,380	American Capital Mortgage Investment Corporation	22,577
1,800	American Financial Group, Inc.	131,580
4,200	American International Group, Inc.	228,648
3,095	Ameris Bancorp	102,630
1,170	AMERISAFE, Inc.	68,480
9,420	Anworth Mortgage Asset Corporation	46,346
3,420	Apple Hospitality REIT, Inc.	69,665
1,804	Argo Group International Holdings, Ltd.	93,610
3,260	Aspen Insurance Holdings, Ltd.	149,830
870	Associated Banc-Corp	16,182
7,690	Assured Guaranty, Ltd.	206,015
2,320	BancorpSouth, Inc.	55,262
70,290	Bank of America Corporation	1,018,502
4,000	Bank of New York Mellon Corporation	157,600

Shares	Common Stock (17.6%)	Value

Financials (2.7%) - continued
1,228	Bank of the Ozarks, Inc.	$44,196
1,100	BankFinancial Corporation	13,420
10,200	BB&T Corporation	376,074
6,593	BBCN Bancorp, Inc.	101,334
10,650	Blackstone Group, LP	285,846
8,990	Boston Private Financial Holdings, Inc.	108,959
1,925	Brixmor Property Group, Inc.	54,670
4,520	Brookline Bancorp, Inc.	51,483
3,420	Brown & Brown, Inc.	125,377
750	Camden Property Trust	67,193
4,050	Capital One Financial Corporation	271,674
1,630	Cathay General Bancorp	48,867
20,790	CBL & Associates Properties, Inc.	255,509
3,110	CBRE Group, Inc.[k]	88,480
9,455	Cedar Realty Trust, Inc.	76,018
3,170	Central Pacific Financial Corporation	77,760
2,020	Charles Schwab Corporation	57,408
3,520	Chatham Lodging Trust	84,410
2,510	Chubb, Ltd.	314,403
19,010	Citigroup, Inc.	832,828
1,330	Clifton Bancorp, Inc.	19,923
610	CNO Financial Group, Inc.	10,596
9,878	CoBiz Financial, Inc.	121,993
2,289	Columbia Banking System, Inc.	69,402
480	Columbia Property Trust, Inc.	11,664
8,270	Comerica, Inc.	374,135
8,240	Corporate Office Properties Trust	246,870
6,690	CYS Investments, Inc.	59,876
2,950	DCT Industrial Trust, Inc.	148,149
20,290	DDR Corporation	400,525
800	Digital Realty Trust, Inc.	83,568
1,281	Douglas Emmett, Inc.	48,729
6,040	Duke Realty Corporation	173,892
15,930	E*TRADE Financial Corporation[k]	399,524
7,556	East West Bancorp, Inc.	258,566
160	EastGroup Properties, Inc.	11,779
280	Eaton Vance Corporation	10,587
3,960	Empire State Realty Trust, Inc.	83,120
2,604	Employers Holdings, Inc.	74,266
1,230	Endurance Specialty Holdings, Ltd.	83,185
1,470	Enova International, Inc.[k]	13,362
1,930	Equity One, Inc.	64,211
1,481	Essent Group, Ltd.[k]	35,485
847	Evercore Partners, Inc.	42,917
2,360	F.N.B. Corporation	28,202
29,500	Fifth Third Bancorp	559,910
6,820	First Commonwealth Financial Corporation	65,813
1,620	First Financial Bancorp	34,522
560	First Financial Corporation	21,448
560	First Merchants Corporation	14,672
7,420	First Midwest Bancorp, Inc.	138,531
860	First NBC Bank Holding Company[k]	16,366
3,638	First Potomac Realty Trust	36,780
5,000	First Republic Bank	358,350
2,450	Franklin Street Properties Corporation	31,409
7,500	Genworth Financial, Inc.[k]	21,450
164	Getty Realty Corporation	3,726
2,690	Glacier Bancorp, Inc.	74,190
3,210	Goldman Sachs Group, Inc.	509,780
6,610	Great Western Bancorp, Inc.	219,254
4,437	Green Bancorp, Inc.[k]	43,394
1,890	Greenhill & Company, Inc.	37,479
2,720	Hancock Holding Company	78,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Financials (2.7%) - continued
8,184	Hanmi Financial Corporation	$200,672
1,390	Hanover Insurance Group, Inc.	114,453
1,170	Hartford Financial Services Group, Inc.	46,624
350	Healthcare Trust of America, Inc.	11,918
450	Hersha Hospitality Trust	8,505
1,210	HFF, Inc.	34,134
700	Highwoods Properties, Inc.	39,004
5,022	Home BancShares, Inc.	104,809
610	Hometrust Bancshares, Inc.[k]	11,212
2,824	Horace Mann Educators Corporation	96,524
1,130	Hospitality Properties Trust	36,058
8,909	Host Hotels & Resorts, Inc.	158,046
2,627	Houlihan Lokey, Inc.	60,237
1,440	Hudson Pacific Properties, Inc.	48,686
14,200	Huntington Bancshares, Inc.	134,900
324	Infinity Property & Casualty Corporation	26,581
1,520	InfraREIT, Inc.	26,843
2,140	Intercontinental Exchange, Inc.	565,388
11,650	Invesco, Ltd.	339,947
12,030	Investors Bancorp, Inc.	136,661
1,845	J.P. Morgan Chase & Company	118,025
8,055	Janus Capital Group, Inc.	121,631
520	Jones Lang LaSalle, Inc.	56,924
28,690	KeyCorp	335,673
701	Kinsale Capital Group, Inc.[k]	12,807
5,910	LaSalle Hotel Properties	162,821
340	Lazard, Ltd.	12,152
350	Legg Mason, Inc.	11,949
10,020	Liberty Property Trust	414,628
939	Lincoln National Corporation	41,006
1,100	LPL Financial Holdings, Inc.	29,645
1,440	M&T Bank Corporation	164,966
40	Markel Corporation[k]	37,950
190	Mercury General Corporation	10,520
10,230	MetLife, Inc.	437,230
430	Mid-America Apartment Communities, Inc.	45,589
13,350	Morgan Stanley	383,545
3,480	MSCI, Inc.	299,419
1,490	National Storage Affiliates Trust	31,841
220	Navigators Group, Inc.	20,607
1,460	NMI Holdings, Inc.[k]	9,169
190	Northern Trust Corporation	12,842
2,840	NorthStar Realty Europe Corporation	26,270
420	Outfront Media, Inc.	9,773
3,173	PacWest Bancorp	131,204
620	Paramount Group, Inc.	10,931
2,550	Parkway Properties, Inc.	44,294
1,789	Pebblebrook Hotel Trust	53,044
2,200	Physicians Realty Trust	47,784
240	Piper Jaffray Companies[k]	9,922
930	Popular, Inc.	31,332
3,867	Post Properties, Inc.	245,903
450	Potlatch Corporation	17,212
2,700	Primerica, Inc.	139,077
1,770	Principal Financial Group, Inc.	82,535
3,370	Provident Financial Services, Inc.	67,906
1,100	Ramco-Gershenson Properties Trust	21,824
4,329	Raymond James Financial, Inc.	237,662
1,590	RE/MAX Holdings, Inc.	68,879
630	Realogy Holdings Corporation[k]	19,524
2,093	Renasant Corporation	67,436
3,760	Retail Properties of America, Inc.	66,289
209	Safety Insurance Group, Inc.	13,313

Shares	Common Stock (17.6%)	Value

Financials (2.7%) - continued
2,451	Sandy Spring Bancorp, Inc.	$73,138
510	Selective Insurance Group, Inc.	19,972
810	Senior Housing Property Trust	17,990
2,440	Silver Bay Realty Trust Corporation REIT	43,969
23,447	SLM Corporation[k]	168,584
980	Sovran Self Storage, Inc.	100,323
3,966	Stifel Financial Corporation[k]	140,198
6,166	Summit Hotel Properties, Inc.	87,434
2,870	SunTrust Banks, Inc.	121,372
2,778	SVB Financial Group[k]	278,967
14,350	Synchrony Financial[k]	400,078
4,360	Synovus Financial Corporation	132,718
4,340	Talmer Bancorp, Inc.	91,227
9,710	TCF Financial Corporation	131,959
7,160	TD Ameritrade Holding Corporation	217,378
3,707	Terreno Realty Corporation	103,240
600	Territorial Bancorp, Inc.	16,140
1,380	Tier REIT, Inc.	24,053
1,440	TriCo Bancshares	37,469
2,740	TrustCo Bank Corporation	18,166
800	U.S. Bancorp	33,736
510	Union Bankshares Corporation	13,688
3,700	United Community Banks, Inc.	71,188
4,180	United Financial Bancorp, Inc.	54,967
350	Unum Group	11,693
870	Urstadt Biddle Properties, Inc.	21,489
800	Voya Financial, Inc.	20,504
270	Webster Financial Corporation	9,709
1,180	Wells Fargo & Company	56,605
744	Western Alliance Bancorp[k]	25,318
739	Wintrust Financial Corporation	39,019
2,330	WisdomTree Investments, Inc.	23,160
310	WP Carey, Inc.	22,522
808	WSFS Financial Corporation	28,434
2,500	Yadkin Financial Corporation	62,975
22,003	Zions Bancorporation	613,444

	Total	21,110,548

Health Care (2.2%)
10,118	Abbott Laboratories	452,780
590	AbbVie, Inc.	39,076
679	ABIOMED, Inc.[k]	80,102
1,066	Acadia Healthcare Company, Inc.[k]	60,229
300	Acceleron Pharma, Inc.[k]	10,176
680	Aceto Corporation	17,483
1,710	Advaxis, Inc.[k]	14,261
2,330	Aetna, Inc.	268,439
3,546	Akorn, Inc.[k]	121,380
1,240	Albany Molecular Research, Inc.[k]	17,906
4,100	Alexion Pharmaceuticals, Inc.[k]	527,260
1,251	Align Technology, Inc.[k]	111,527
3,328	Allergan plc[k]	841,818
1,420	AmerisourceBergen Corporation	120,970
2,600	Amgen, Inc.	447,278
540	AmSurg Corporation[k]	40,505
1,464	Analogic Corporation	123,005
5,629	Asterias Biotherapeutics, Inc.[k]	16,831
151	Atrion Corporation	71,997
1,700	BioMarin Pharmaceutical, Inc.[k]	169,014
150	Bio-Rad Laboratories, Inc.[k]	21,763
1,340	Boston Scientific Corporation[k]	32,535
1,120	Bristol-Myers Squibb Company	83,787
592	C.R. Bard, Inc.	132,448
550	Cardinal Health, Inc.	45,980
1,449	Cardiovascular Systems, Inc.[k]	28,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Health Care (2.2%) - continued
5,850	Celgene Corporation[k]	$656,311
2,790	Centene Corporation[k]	196,834
240	Computer Programs and Systems, Inc.	9,514
760	CONMED Corporation	30,886
3,310	Cooper Companies, Inc.	603,976
780	Cross Country Healthcare, Inc.[k]	11,404
7,140	Dentsply Sirona, Inc.	457,246
4,081	Depomed, Inc.[k]	77,417
1,020	Dexcom, Inc.[k]	94,075
5,460	Edwards Lifesciences Corporation[k]	625,279
370	Emergent Biosolutions, Inc.[k]	12,354
4,128	Ensign Group, Inc.	88,752
5,550	Envision Healthcare Holdings, Inc.[k]	136,475
5,050	Express Scripts Holding Company[k]	384,153
11,584	Gilead Sciences, Inc.	920,580
700	Global Blood Therapeutics, Inc.[k]	12,516
750	Globus Medical, Inc.[k]	17,213
320	Halyard Health, Inc.[k]	11,069
2,890	HCA Holdings, Inc.[k]	222,906
1,122	HealthEquity, Inc.[k]	33,121
1,890	HealthSouth Corporation	81,365
1,390	Healthways, Inc.[k]	23,408
850	Heska Corporation[k]	36,168
1,300	Hill-Rom Holdings, Inc.	69,459
3,150	Hologic, Inc.[k]	121,243
943	Impax Laboratories, Inc.[k]	29,629
1,218	Inogen, Inc.[k]	65,455
2,288	Intersect ENT, Inc.[k]	36,242
320	Intra-Cellular Therapies, Inc.[k]	13,056
1,322	Ironwood Pharmaceuticals, Inc.[k]	18,680
5,200	Kindred Healthcare, Inc.	63,752
1,100	Magellan Health Services, Inc.[k]	75,317
9,955	Medtronic plc	872,357
16,740	Merck & Company, Inc.	981,968
400	Mettler-Toledo International, Inc.[k]	164,484
3,420	Mylan NVk	160,022
660	Myriad Genetics, Inc.[k]	20,447
1,117	National Healthcare Corporation	72,158
320	Natural Health Trends Corporation	10,749
230	Neogen Corporation[k]	12,685
1,428	Neurocrine Biosciences, Inc.[k]	71,728
800	Nevro Corporation[k]	66,160
3,403	NuVasive, Inc.[k]	211,667
3,290	Omnicell, Inc.[k]	127,257
8,970	OraSure Technologies, Inc.[k]	61,175
1,120	Orthofix International NVk	53,088
3,270	PDL BioPharma, Inc.	11,510
4,320	PerkinElmer, Inc.	245,894
2,600	Perrigo Company plc	237,614
32,660	Pfizer, Inc.	1,204,827
2,230	PharMerica Corporation[k]	59,229
200	Prothena Corporation plc[k]	11,010
570	Puma Biotechnology, Inc.[k]	28,437
500	Quintiles Transnational Holdings, Inc.[k]	38,820
50	Regeneron Pharmaceuticals, Inc.[k]	21,256
6,900	Roche Holding AG ADR	221,421
3,264	Team Health Holdings, Inc.[k]	133,302
2,734	Teleflex, Inc.	492,968
2,244	Triple-S Management Corporation[k]	55,763
6,040	UnitedHealth Group, Inc.	864,928
2,510	Universal Health Services, Inc.	325,120
710	VCA Antech, Inc.[k]	50,651
1,745	Veeva Systems, Inc.[k]	66,293
5,540	Vertex Pharmaceuticals, Inc.[k]	537,380

Shares	Common Stock (17.6%)	Value

Health Care (2.2%) - continued
600	Waters Corporation[k]	$95,358
160	Wellcare Health Plans, Inc.[k]	17,088
1,790	West Pharmaceutical Services, Inc.	143,701
2,840	Wright Medical Group NVk	62,281
340	Zimmer Biomet Holdings, Inc.	44,588
1,870	Ziopharm Oncology, Inc.[k]	9,088
2,630	Zoetis, Inc.	132,736

	Total	17,130,028

Industrials (2.1%)
3,113	3M Company	555,235
2,200	ABM Industries, Inc.	81,862
1,800	Actuant Corporation	42,750
350	AECOM[k]	12,422
2,969	Aegion Corporation[k]	60,924
750	Aerovironment, Inc.[k]	21,263
1,150	AGCO Corporation	55,384
880	Allison Transmission Holdings, Inc.	25,362
4,630	Ardmore Shipping Corporation	32,549
1,172	Astec Industries, Inc.	70,648
1,880	AZZ, Inc.	116,710
1,890	B/E Aerospace, Inc.	90,408
2,980	Barnes Group, Inc.	113,031
3,720	Boeing Company	497,215
520	Brady Corporation	16,713
10,530	BWX Technologies, Inc.	387,609
3,590	Carlisle Companies, Inc.	370,811
1,880	Caterpillar, Inc.	155,589
880	CBIZ, Inc.[k]	9,513
850	CEB, Inc.	51,034
1,198	CIRCOR International, Inc.	68,214
2,014	CLARCOR, Inc.	125,392
2,180	Colfax Corporation[k]	64,005
2,646	Comfort Systems USA, Inc.	80,385
2,130	Commercial Vehicle Group, Inc.[k]	8,818
3,580	Copart, Inc.[k]	180,575
10,050	CSX Corporation	284,716
700	Cummins, Inc.	85,939
1,140	Curtiss-Wright Corporation	101,449
1,580	Danaher Corporation	128,675
18,950	Delta Air Lines, Inc.	734,313
320	Deluxe Corporation	21,629
3,649	EMCOR Group, Inc.	203,249
1,090	Emerson Electric Company	60,931
2,680	EnerSys	167,098
875	Equifax, Inc.	115,902
2,038	ESCO Technologies, Inc.	86,309
4,135	Federal Signal Corporation	54,375
230	Flowserve Corporation	11,005
790	Fortive Corporation[k]	38,086
5,120	Fortune Brands Home and Security, Inc.	323,942
1,681	Franklin Electric Company, Inc.	65,088
797	G & K Services, Inc.	63,927
1,310	GasLog, Ltd.	17,515
2,540	Gener8 Maritime, Inc.[k]	13,513
4,000	General Dynamics Corporation	587,560
1,060	Genesee & Wyoming, Inc.[k]	68,635
2,549	Gibraltar Industries, Inc.[k]	89,929
3,920	Granite Construction, Inc.	195,138
440	Greenbrier Companies, Inc.	14,445
583	H&E Equipment Services, Inc.	10,855
750	Hackett Group, Inc.	10,043
6,250	Harsco Corporation	61,188
1,323	Healthcare Services Group, Inc.	51,346
1,479	Heico Corporation	102,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

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Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Industrials (2.1%) - continued
1,430	Herman Miller, Inc.	$46,861
1,710	Hexcel Corporation	73,821
707	HNI Corporation	36,856
3,663	Honeywell International, Inc.	426,117
604	Hub Group, Inc.[k]	24,728
1,290	Hubbell, Inc.	139,101
700	Huntington Ingalls Industries, Inc.	120,806
1,068	Huron Consulting Group, Inc.[k]	65,650
350	Illinois Tool Works, Inc.	40,390
9,970	Ingersoll-Rand plc	660,612
1,230	Insperity, Inc.	96,543
400	Insteel Industries, Inc.	13,916
540	Interface, Inc.	9,644
760	ITT Corporation	24,100
1,290	JB Hunt Transport Services, Inc.	107,238
1,360	KAR Auction Services, Inc.	58,167
9,140	Kennametal, Inc.	227,220
2,652	Kforce, Inc.	47,365
1,590	Kirby Corporation[k]	86,639
480	Knoll, Inc.	12,120
6,070	Korn/Ferry International	139,671
5,700	Lincoln Electric Holdings, Inc.	353,742
1,590	Manpower, Inc.	110,346
3,100	Masco Corporation	113,088
6,170	Meritor, Inc.[k]	51,705
490	Middleby Corporation[k]	58,986
390	Moog, Inc.[k]	21,477
1,826	MSA Safety, Inc.	102,037
350	Mueller Industries, Inc.	11,914
4,437	Navigant Consulting, Inc.[k]	87,453
1,630	Nielsen Holdings plc	87,792
974	Nordson Corporation	85,994
3,050	Norfolk Southern Corporation	273,829
970	Northrop Grumman Corporation	210,131
1,110	Old Dominion Freight Line, Inc.[k]	77,323
1,587	On Assignment, Inc.[k]	58,640
4,824	Oshkosh Corporation	265,754
310	Owens Corning, Inc.	16,402
180	Parker Hannifin Corporation	20,554
6,160	Pentair, Ltd.	393,131
2,285	PGT, Inc.[k]	27,420
1,323	Proto Labs, Inc.[k]	72,818
810	Quanex Building Products Corporation	16,192
4,500	Raven Industries, Inc.	93,420
1,310	Raytheon Company	182,784
2,440	Resources Connection, Inc.	36,356
510	Rexnord Corporation[k]	10,858
324	Ritchie Brothers Auctioneers, Inc.	10,757
1,400	Rockwell Automation, Inc.	160,160
1,970	Rockwell Collins, Inc.	166,701
990	Roper Industries, Inc.	168,656
320	Ryder System, Inc.	21,088
878	Saia, Inc.[k]	25,365
610	SkyWest, Inc.	17,550
9,900	Southwest Airlines Company	366,399
1,600	SPX FLOW, Inc.[k]	43,648
1,961	Tennant Company	125,661
840	Tetra Tech, Inc.	27,661
1,104	Textron, Inc.	43,056
710	Toro Company	65,284
3,910	TransUnion[k]	127,935
350	TrueBlue, Inc.[k]	7,816
1,315	Tyco International plc	59,925
270	UniFirst Corporation	31,558
3,730	Union Pacific Corporation	347,076

Shares	Common Stock (17.6%)	Value

Industrials (2.1%) - continued
1,050	United Continental Holdings, Inc.[k]	$49,235
4,700	United Parcel Service, Inc.	508,070
1,390	United Rentals, Inc.[k]	110,741
782	Universal Forest Products, Inc.	84,550
1,904	Universal Truckload Services, Inc.	28,465
950	WABCO Holdings, Inc.[k]	95,257
400	Wabtec Corporation	27,400
868	WageWorks, Inc.[k]	53,651
4,626	Waste Connections, Inc.	344,544
255	Watsco, Inc.	36,730
7,230	Xylem, Inc.	345,666
1,260	YRC Worldwide, Inc.[k]	14,956

	Total	15,877,298

Information Technology (3.3%)
478	Advanced Energy Industries, Inc.[k]	19,464
9,400	Agilent Technologies, Inc.	452,234
2,770	Akamai Technologies, Inc.[k]	139,968
600	Alliance Data Systems Corporation[k]	138,972
1,667	Alphabet, Inc., Class Ak	1,319,164
1,424	Alphabet, Inc., Class Ck	1,094,757
934	Ambarella, Inc.[k]	54,153
3,610	Amkor Technology, Inc.[k]	22,707
5,070	Amphenol Corporation	301,766
230	Analog Devices, Inc.	14,681
390	ANSYS, Inc.[k]	34,850
9,929	Apple, Inc.	1,034,701
7,182	Applied Materials, Inc.	188,815
2,877	Arista Networks, Inc.[k]	205,044
2,320	ARRIS International plc[k]	63,197
2,335	Aspen Technology, Inc.[k]	97,813
1,220	AVX Corporation	16,665
1,370	Bankrate, Inc.[k]	10,919
1,070	Belden, Inc.	78,335
4,010	Blackhawk Network Holdings, Inc.[k]	139,508
8,490	Booz Allen Hamilton Holding Corporation	262,171
280	Broadcom, Ltd.	45,355
1,520	Broadridge Financial Solutions, Inc.	102,874
2,683	Brocade Communications Systems, Inc.	24,952
5,666	Brooks Automation, Inc.	70,995
2,500	CA, Inc.	86,625
1,279	Cabot Microelectronics Corporation	67,301
1,415	CACI International, Inc.[k]	134,892
951	Cavium, Inc.[k]	44,383
1,150	CDK Global, Inc.	66,459
4,780	Ciena Corporation[k]	91,728
400	Cirrus Logic, Inc.[k]	19,436
58,600	Cisco Systems, Inc.	1,789,058
340	Citrix Systems, Inc.[k]	30,304
2,382	Cognex Corporation	107,595
2,600	Cognizant Technology Solutions
	Corporation[k]	149,474
630	Coherent, Inc.[k]	66,811
5,270	CommVault Systems, Inc.[k]	272,670
350	comScore, Inc.[k]	9,083
1,100	Comtech Telecommunications
	Corporation	14,377
2,590	Convergys Corporation	69,023
5,060	CoreLogic, Inc.[k]	203,817
3,340	Corning, Inc.	74,215
3,877	Criteo SA ADR[k]	171,325
620	CTS Corporation	11,848
1,246	DST Systems, Inc.	153,669
1,620	EarthLink Holdings Corporation	10,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

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Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Information Technology (3.3%) - continued
6,250	eBay, Inc.[k]	$194,750
12,550	EMC Corporation	354,914
1,865	Envestnet, Inc.[k]	71,187
1,300	EVERTEC, Inc.	22,360
1,420	ExlService Holdings, Inc.[k]	70,304
910	F5 Networks, Inc.[k]	112,312
1,741	Fabrinet[k]	65,740
12,100	Facebook, Inc.[k]	1,499,674
908	FEI Company	96,629
3,830	Finisar Corporation[k]	71,851
1,450	Fitbit, Inc.[k]	19,807
6,870	FLIR Systems, Inc.	223,825
6,730	Fortinet, Inc.[k]	233,464
3,791	Guidewire Software, Inc.[k]	233,033
3,170	HP, Inc.	44,412
740	IAC/InterActiveCorporation	42,890
2,090	Imperva, Inc.[k]	98,481
13,100	Intel Corporation	456,666
5,021	Ixia[k]	57,742
3,204	Juniper Networks, Inc.	72,699
380	Keysight Technologies, Inc.[k]	11,111
2,240	Lam Research Corporation	201,085
1,197	Liberty Tripadvisor Holdings, Inc.[k]	28,333
2,110	Lionbridge Technologies, Inc.[k]	9,516
529	Littelfuse, Inc.	66,136
1,390	M/A-COM Technology Solutions Holdings, Inc.[k]	54,919
577	Manhattan Associates, Inc.[k]	33,495
3,690	Marvell Technology Group, Ltd.	43,357
1,831	Maxim Integrated Products, Inc.	74,668
450	MAXIMUS, Inc.	26,514
2,113	Methode Electronics, Inc.	74,018
5,530	Microsemi Corporation[k]	215,670
30,450	Microsoft Corporation	1,725,906
700	Mobileye NVk	33,537
3,202	Monolithic Power Systems, Inc.	232,849
584	Nanometrics, Inc.[k]	11,703
4,180	National Instruments Corporation	119,882
1,650	Nice, Ltd. ADR	113,273
17,232	NVIDIA Corporation	983,947
2,610	NXP Semiconductors NVk	219,475
5,600	Oclaro, Inc.[k]	32,088
980	ON Semiconductor Corporation[k]	9,829
29,730	Oracle Corporation	1,220,119
320	Palo Alto Networks, Inc.[k]	41,885
7,260	Pandora Media, Inc.[k]	98,736
1,200	Paylocity Holding Corporation[k]	53,568
17,165	PayPal Holdings, Inc.[k]	639,225
3,481	Pegasystems, Inc.	97,120
3,926	Progress Software Corporation[k]	114,090
1,679	Proofpoint, Inc.[k]	127,386
2,440	PTC, Inc.[k]	96,941
1,186	Q2 Holdings, Inc.[k]	35,200
1,230	QUALCOMM, Inc.	76,973
360	Qualys, Inc.[k]	11,300
2,380	RealPage, Inc.[k]	59,857
1,650	Red Hat, Inc.[k]	124,228
16,950	Salesforce.com, Inc.[k]	1,386,510
430	ScanSource, Inc.[k]	17,643
1,430	ServiceNow, Inc.[k]	107,136
2,750	ShoreTel, Inc.[k]	20,185
800	SS&C Technologies Holdings, Inc.	25,776
1,220	Symantec Corporation	24,925
4,270	Synopsys, Inc.[k]	231,263
100	Talend SAk	2,550
210	Tech Data Corporation[k]	16,365

Shares	Common Stock (17.6%)	Value

Information Technology (3.3%) - continued
7,751	Teradyne, Inc.	$153,082
540	Tessera Technologies, Inc.	17,356
9,490	Texas Instruments, Inc.	661,927
1,630	Trimble Navigation, Ltd.[k]	43,097
457	Tyler Technologies, Inc.[k]	74,500
1,066	Ultimate Software Group, Inc.[k]	222,901
5,888	Virtusa Corporation[k]	160,154
12,230	Visa, Inc.	954,552
12,090	Xilinx, Inc.	617,557

	Total	25,477,295

Materials (0.9%)
2,419	Agnico Eagle Mines, Ltd.	140,641
1,780	Air Products and Chemicals, Inc.	265,968
4,050	Albemarle Corporation	340,889
12,700	Alcoa, Inc.	134,874
1,349	American Vanguard Corporation	20,073
1,450	Avery Dennison Corporation	112,941
2,382	Axalta Coating Systems, Ltd.[k]	68,006
1,176	Balchem Corporation	75,111
2,023	Ball Corporation	142,965
13,518	Barrick Gold Corporation	295,503
1,470	Boise Cascade Company[k]	39,940
2,120	Cabot Corporation	103,223
290	Carpenter Technology Corporation	11,383
4,380	Celanese Corporation	277,780
2,379	Chemtura Corporation[k]	66,826
978	Clearwater Paper Corporation[k]	61,526
800	Continental Building Products, Inc.[k]	18,760
6,241	Crown Holdings, Inc.[k]	330,586
5,870	Dow Chemical Company	315,043
488	Eagle Materials, Inc.	40,968
640	Eastman Chemical Company	41,747
9,394	Eldorado Gold Corporation	38,421
2,170	Ferroglobe plc	20,224
4,960	FMC Corporation	235,798
10,650	Freeport-McMoRan, Inc.	138,024
9,206	Goldcorp, Inc.	164,603
1,660	Graphic Packaging Holding Company	22,642
616	Ingevity Corporation[k]	23,574
320	Innophos Holdings, Inc.	13,779
875	Innospec, Inc.	43,986
6,211	International Paper Company	284,526
2,650	KapStone Paper and Packaging Corporation	37,842
16,207	Kinross Gold Corporation[k]	83,790
480	Koppers Holdings, Inc.[k]	15,178
627	Martin Marietta Materials, Inc.	127,062
360	Materion Corporation	9,508
627	Minerals Technologies, Inc.	40,918
12,490	Mosaic Company	337,230
3,719	Myers Industries, Inc.	55,599
7,526	Newmont Mining Corporation	331,144
6,580	Nucor Corporation	352,951
1,770	OMNOVA Solutions, Inc.[k]	16,762
6,296	Owens-Illinois, Inc.[k]	118,302
6,425	Packaging Corporation of America	479,883
680	PolyOne Corporation	23,848
1,270	Rayonier Advanced Materials, Inc.	17,488
1,040	Reliance Steel & Aluminum Company	81,578
868	Royal Gold, Inc.	73,381
980	Schnitzer Steel Industries, Inc.	19,100
1,519	Scotts Miracle-Gro Company	112,026
2,680	Sealed Air Corporation	126,442
4,112	Silver Wheaton Corporation	114,601
2,960	Sonoco Products Company	150,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (17.6%)	Value

Materials (0.9%) - continued
6,849	Steel Dynamics, Inc.	$183,690
1,430	Stillwater Mining Company[k]	21,879
7,192	Teck Resources, Ltd.	114,569
1,332	Vulcan Materials Company	165,141
3,699	Westrock Company	158,724
13,609	Yamana Gold, Inc.	77,707

	Total	7,337,426

Telecommunications Services (0.2%)
4,910	AT&T, Inc.	212,554
4,880	Cincinnati Bell, Inc.[k]	24,400
800	FairPoint Communications, Inc.[k]	12,952
1,060	General Communication, Inc.[k]	16,313
2,140	Inteliquent, Inc.	43,977
1,770	Level 3 Communications, Inc.[k]	89,562
2,140	SBA Communications Corporation[k]	246,100
10,553	Verizon Communications, Inc.	584,742
6,750	Vonage Holdings Corporation[k]	40,027

	Total	1,270,627

Utilities (0.5%)
2,580	Alliant Energy Corporation	103,845
1,930	American States Water Company	83,376
3,030	Aqua America, Inc.	104,959
1,010	Artesian Resources Corporation	34,431
4,410	Avista Corporation	191,835
2,490	CenterPoint Energy, Inc.	59,561
860	Consolidated Water Company, Ltd.	11,550
4,710	Edison International, Inc.	364,460
8,480	Eversource Energy	495,995
3,930	Exelon Corporation	146,510
1,840	Great Plains Energy, Inc.	54,795
7,400	MDU Resources Group, Inc.	177,970
430	Middlesex Water Company	17,763
290	New Jersey Resources Corporation	10,800
17,750	PG&E Corporation	1,134,935
780	Portland General Electric Company	34,063
1,950	Public Service Enterprise Group, Inc.	89,720
1,230	Renewable Energy Group, Inc.[k]	11,993
5,400	Southern Company	288,900
2,026	Southwest Gas Corporation	157,015
1,641	Spire, Inc.	113,885
257	Unitil Corporation	11,241
3,170	Vectren Corporation	163,984
1,130	WEC Energy Group, Inc.	73,348

	Total	3,936,934

	Total Common Stock (cost $117,787,140)	135,804,010

Shares	Collateral Held for Securities Loaned (0.3%)	Value

2,327,200	Thrivent Cash Management Trust	2,327,200

	Total Collateral Held for Securities Loaned (cost $2,327,200)	2,327,200

Shares or Principal Amount	Short-Term Investments (18.1%)[l]	Value

	Federal Home Loan Bank Discount Notes
500,000	0.250%, 8/12/2016[m]	$499,964
500,000	0.330%, 8/30/2016[m]	499,903
400,000	0.385%, 9/7/2016[m]	399,897
100,000	0.370%, 9/14/2016[m]	99,969
100,000	0.410%, 9/21/2016[m]	99,957
100,000	0.365%, 10/5/2016[m]	99,937
2,100,000	0.375%, 10/21/2016[m]	2,098,511
13,493,577	Thrivent Core Short-Term Reserve Fund 0.620%	134,935,776
	U.S. Treasury Notes
950,000	0.500%, 7/31/2016	950,000

	Total Short-Term Investments (cost $139,683,432)	139,683,914

	Total Investments (cost $806,203,663) 113.6%	$877,188,813

	Other Assets and Liabilities, Net (13.6%)	(105,004,481)

	Total Net Assets 100.0%	$772,184,332

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $27,160,314 or 3.5% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of July 29, 2016 was $13,546,159 or 1.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Ares CLO, Ltd., 10/12/2023	5/15/2015	550,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	676,596
Betony CLO, Ltd., 4/15/2027	2/25/2015	150,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
Digicel, Ltd., 4/15/2021	8/18/2014	546,088
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	704,552
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	176,077
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	174,825
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	498,750
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	550,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	525,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	523,640
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,075,399
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	400,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	525,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	650,000
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	158,364

Security	Acquisition Date	Cost
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	$496,250
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	550,265
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	169,745

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$2,240,957

Total lending	$2,240,957
Gross amount payable upon return of collateral for securities loaned	$2,327,200

Net amounts due to counterparty	$86,243

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$77,836,985
Gross unrealized depreciation	(6,851,835)

Net unrealized appreciation (depreciation)	$70,985,150

Cost for federal income tax purposes	$806,203,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,691,056	–	1,628,381	62,675
Capital Goods	160,885	–	160,885	–
Communications Services	5,472,517	–	4,984,435	488,082
Consumer Cyclical	3,109,711	–	2,965,074	144,637
Consumer Non-Cyclical	2,905,074	–	2,905,074	–
Energy	1,754,480	–	1,200,894	553,586
Financials	1,474,258	–	1,419,696	54,562
Technology	2,938,014	–	2,938,014	–
Transportation	662,335	–	467,293	195,042
Utilities	148,900	–	148,900	–
Long-Term Fixed Income
Asset-Backed Securities	12,911,493	–	12,911,493	–
Basic Materials	2,050,915	–	2,050,915	–
Capital Goods	6,211,708	–	6,211,708	–
Collateralized Mortgage Obligations	16,337,076	–	15,687,076	650,000
Commercial Mortgage-Backed Securities	10,061,166	–	10,061,166	–
Communications Services	15,446,397	–	15,446,397	–
Consumer Cyclical	9,509,061	–	9,509,061	–
Consumer Non-Cyclical	15,479,399	–	15,479,399	–
Energy	8,561,518	–	8,561,518	–
Financials	27,722,046	–	27,722,046	–
Foreign Government	446,184	–	446,184	–
Mortgage-Backed Securities	105,245,169	–	105,245,169	–
Technology	6,949,554	–	6,949,554	–
Transportation	2,615,929	–	2,615,929	–
U.S. Government and Agencies	80,511,761	–	80,511,761	–
Utilities	9,344,190	–	9,344,190	–
Registered Investment Companies
Affiliated Fixed Income Holdings	122,510,803	122,510,803	–	–
Affiliated Equity Holdings	121,546,421	121,546,421	–	–
Equity Funds/ETFs	3,898,389	3,898,389	–	–
Fixed Income Funds/ETFs	1,697,280	1,697,280	–	–
Common Stock
Consumer Discretionary	17,607,223	17,607,223	–	–
Consumer Staples	6,153,160	6,153,160	–	–
Energy	19,903,471	19,903,471	–	–
Financials	21,110,548	21,110,548	–	–
Health Care	17,130,028	17,130,028	–	–
Industrials	15,877,298	15,877,298	–	–
Information Technology	25,477,295	25,477,295	–	–
Materials	7,337,426	7,337,426	–	–
Telecommunications Services	1,270,627	1,270,627	–	–
Utilities	3,936,934	3,936,934	–	–
Short-Term Investments	4,748,138	–	4,748,138	–
Subtotal Investments in Securities	$739,925,837	$385,456,903	$352,320,350	$2,148,584

Other Investments *	Total
Short-Term Investments	134,935,776
Collateral Held for Securities Loaned	2,327,200
Subtotal Other Investments	$137,262,976
Total Investments at Value	$877,188,813

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,501,201	2,501,201	–	–

Total Asset Derivatives	$2,501,201	$2,501,201	$–	$–

Liability Derivatives
Futures Contracts	1,208,523	1,208,523	–	–

Total Liability Derivatives	$1,208,523	$1,208,523	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $3,598,190 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	50	September 2016	$6,475,942	$6,652,344	$176,402
CBOT 2-Yr. U.S. Treasury Note	(20)	September 2016	(4,356,189)	(4,380,000)	(23,811)
CBOT 5-Yr. U.S. Treasury Note	153	September 2016	18,371,232	18,668,392	297,160
CBOT U.S. Long Bond	104	September 2016	16,938,526	18,141,500	1,202,974
CME E-mini S&P Mid-Cap 400 Index	(76)	September 2016	(11,400,554)	(11,832,440)	(431,886)
CME S&P 500 Index	(29)	September 2016	(15,261,855)	(15,719,450)	(457,595)
CME Ultra Long Term U.S. Treasury Bond	(18)	September 2016	(3,134,331)	(3,429,562)	(295,231)
ICE mini MSCI EAFE Index	267	September 2016	21,998,951	22,430,670	431,719
NYBOT NYF mini Russell 2000 Index	86	September 2016	10,073,254	10,466,200	392,946
Total Futures Contracts					$1,292,678

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Small Cap Stock	$3,944,813	$296,712	$–	202,436	$4,216,735	$9,094
Mid Cap Stock	11,412,961	1,211,117	–	539,082	12,657,656	50,209
Partner Worldwide Allocation	45,583,777	746,536	13,000,000	3,412,488	33,032,886	746,536
Large Cap Growth	22,804,607	1,147,332	–	2,428,665	22,003,709	–
Large Cap Value	46,725,210	3,183,064	–	2,491,385	48,606,927	707,301
Large Cap Stock	1,042,221	50,014	–	41,223	1,028,508	14,261
High Yield	20,593,574	805,634	1,557,641	4,192,282	19,829,493	805,626
Income	55,117,992	8,458,754	383,360	7,023,484	65,669,574	1,667,945
Government Bond	10,254,616	–	10,178,261	–	–	2,720
Limited Maturity Bond	36,517,087	505,251	307,420	2,968,062	37,011,736	505,162
Cash Management Trust-Collateral Investment	467,514	39,488,098	37,628,412	2,327,200	2,327,200	12,640
Cash Management Trust-Short Term Investment	7,000,000	159,802,560	166,802,560	–	–	90,327
Core Short-Term Reserve	–	164,913,202	29,977,426	13,493,578	134,935,776	118,654
Total Value and Income Earned	$261,464,372				$381,320,200	$4,730,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (14.8%)[a]	Value

Basic Materials (1.2%)
	Alpha Natural Resources, Inc., Term Loan
$398,879	3.500%, 5/22/2020[b]	$217,389
	Chemours Company, Term Loan
370,000	0.000%, 5/12/2022[c,d]	359,085
	Fortescue Metals Group, Ltd., Term Loan
1,126,053	4.250%, 6/30/2019[c,d]	1,104,140
	Ineos US Finance, LLC, Term Loan
1,015,096	3.750%, 12/15/2020	1,010,660
	NewPage Corporation, Term Loan
151,132	9.500%, 7/26/2017	85,579
730,500	0.000%, 2/11/2021[b]	99,757
	Tronox Pigments BV, Term Loan
564,257	4.500%, 3/19/2020[c,d]	553,254

	Total	3,429,864

Capital Goods (0.5%)
	Accudyne Industries, LLC, Term Loan
344,486	4.000%, 12/13/2019	320,658
	ADS Waste Holdings, Inc., Term Loan
293,180	3.750%, 10/9/2019	292,752
	Berry Plastics Group, Inc., Term Loan
489,654	3.500%, 2/8/2020	490,766
	Rexnord, LLC, Term Loan
277,395	4.000%, 8/21/2020	277,092

	Total	1,381,268

Communications Services (4.0%)
	Atlantic Broadband Penn, LLC, Term Loan
346,838	3.250%, 11/30/2019	346,731
	Birch Communication Inc., Term Loan
590,819	7.750%, 7/17/2020	472,655
	Block Communications, Inc., Term Loan
562,146	4.000%, 11/7/2021	563,551
	Cincinnati Bell, Inc., Term Loan
413,312	4.000%, 9/10/2020	412,668
	CSC Holdings, LLC, Term Loan
299,250	5.000%, 10/9/2022	301,046
	FairPoint Communications, Inc., Term Loan
556,394	7.500%, 2/14/2019	556,533
	Grande Communications Networks, LLC, Term Loan
557,767	4.500%, 5/29/2020	555,675
	Gray Television, Inc., Term Loan
333,863	3.938%, 6/13/2021	335,325
	Hargray Communications Group, Inc., Term Loan
590,115	5.250%, 6/26/2019	591,590
	Integra Telecom Holdings, Inc., Term Loan
365,243	5.250%, 8/14/2020	361,591
	Intelsat Jackson Holdings SA, Term Loan
217,409	3.750%, 6/30/2019	205,860
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	491,225
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
605,000	4.500%, 1/7/2022	596,494

Principal Amount	Bank Loans (14.8%)[a]	Value

Communications Services (4.0%) - continued
	LTS Buyer, LLC, Term Loan
$533,500	4.000%, 4/13/2020	$532,833
	MCC Georgia, LLC, Term Loan
372,400	3.750%, 6/30/2021	372,244
	NEP/NCP Holdco, Inc., Term Loan
490,866	4.250%, 1/22/2020	487,184
	Numericable US, LLC, Term Loan
545,875	4.564%, 7/29/2022	544,647
19,900	4.752%, 2/10/2023	19,908
139,650	0.000%, 1/15/2024[c,d]	139,790
	SBA Senior Finance II, LLC, Term Loan
563,500	3.250%, 3/24/2021	563,641
	TNS, Inc., Term Loan
318,446	5.000%, 2/14/2020	318,446
	Univision Communications, Inc., Term Loan
528,199	4.000%, 3/1/2020	527,871
	Virgin Media Investment Holdings, Ltd., Term Loan
360,227	3.649%, 6/30/2023	358,577
	WideOpenWest Finance, LLC, Term Loan
529,222	4.500%, 4/1/2019	529,354
	WMG Acquisition Corporation, Term Loan
347,321	3.750%, 7/1/2020	346,144
	XO Communications, LLC, Term Loan
439,875	4.250%, 3/20/2021	439,325
	Yankee Cable Acquisition, LLC, Term Loan
455,185	4.250%, 3/1/2020	455,071
	Zayo Group, LLC, Term Loan
527,279	3.750%, 5/6/2021	526,905

	Total	11,952,884

Consumer Cyclical (2.8%)
	Amaya BV, Term Loan
1,041,530	5.000%, 8/1/2021	1,028,510
	Burlington Coat Factory Warehouse Corporation, Term Loan
435,997	3.500%, 8/13/2021	436,407
	Cengage Learning Acquisitions, Term Loan
790,000	5.250%, 6/7/2023[c,d]	788,025
	Ceridian HCM Holding, Inc., Term Loan
240,398	4.500%, 9/15/2020	230,782
	Charter Communications Operating, LLC, Term Loan
485,000	3.000%, 1/3/2021	484,942
	Golden Nugget, Inc., Delayed Draw
65,880	5.500%, 11/21/2019	66,209
	Golden Nugget, Inc., Term Loan
153,720	5.500%, 11/21/2019	154,489
	IMG Worldwide, Inc., Term Loan
622,856	5.250%, 5/6/2021	621,921
300,000	8.250%, 5/6/2022	299,250
	Jack Ohio Finance, LLC, Term Loan
330,588	5.000%, 6/20/2019	318,812
	Marina District Finance Company, Inc., Term Loan
151,579	6.500%, 8/15/2018	151,390
	Michaels Stores, Inc., Term Loan
474,082	4.000%, 1/28/2020	476,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (14.8%)[a]	Value

Consumer Cyclical (2.8%) - continued
	Mohegan Tribal Gaming Authority, Term Loan
$585,776	5.500%, 6/15/2018	$584,604
	Scientific Games International, Inc., Term Loan
541,125	6.000%, 10/18/2020	540,449
1,095,119	6.000%, 10/1/2021	1,093,750
	Seminole Hard Rock Entertainment, Inc., Term Loan
597,383	3.500%, 5/14/2020	596,266
	Seminole Indian Tribe of Florida, Term Loan
377,461	3.000%, 4/29/2020	378,216

	Total	8,250,712

Consumer Non-Cyclical (2.6%)
	Albertson's, LLC, Term Loan
194,513	4.750%, 12/21/2022	195,458
500,000	4.750%, 6/22/2023[c,d]	503,020
	Catalina Marketing Corporation, Term Loan
339,334	4.500%, 4/9/2021	288,858
	CHS/Community Health Systems, Inc., Term Loan
125,160	3.750%, 1/27/2021	123,067
230,291	4.000%, 1/27/2021	227,341
	Endo Luxembourg Finance I Co Sarl, Term Loan
402,975	3.750%, 9/26/2022	398,442
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	439,511
109,450	4.000%, 10/30/2022	109,404
	Libbey Glass, Inc., Term Loan
268,036	3.750%, 4/9/2021	268,371
	LTF Merger Sub, Inc., Term Loan
470,250	4.250%, 6/10/2022	468,976
	Mallinckrodt International Finance SA, Term Loan
218,886	3.500%, 3/19/2021	218,339
	McGraw-Hill Global Education Holdings, LLC, Term Loan
660,000	5.000%, 5/4/2022	662,970
	MultiPlan, Inc., Term Loan
200,000	5.000%, 6/7/2023	202,000
	Ortho-Clinical Diagnostics, Inc., Term Loan
705,608	4.750%, 6/30/2021	682,379
	Owens-Brockway Glass Container, Inc., Term Loan
543,125	3.500%, 9/1/2022	543,804
	Revlon Consumer Products Corporation, Term Loan
340,000	0.000%, 7/22/2023[c,d]	339,470
	Sterigenics-Nordion Holdings, LLC, Term Loan
320,081	4.250%, 5/16/2022	318,481
	Valeant Pharmaceuticals International, Inc., Term Loan
1,638,691	5.000%, 4/1/2022[c,d]	1,626,237

	Total	7,616,128

Energy (0.9%)
	Arch Coal, Inc., Term Loan
487,400	7.500%, 5/16/2018[b]	217,502

Principal Amount	Bank Loans (14.8%)[a]	Value

Energy (0.9%) - continued
	Energy Solutions, LLC, Term Loan
$324,706	6.750%, 5/29/2020	$322,270
	Exgen Renewables I, LLC, Term Loan
314,080	5.250%, 2/8/2021	315,651
	Houston Fuel Oil Terminal, LLC, Term Loan
329,162	4.250%, 8/19/2021	317,642
	McJunkin Red Man Corporation, Term Loan
344,967	5.000%, 11/8/2019	339,579
	MEG Energy Corporation, Term Loan
419,508	3.750%, 3/31/2020	380,074
	Pacific Drilling SA, Term Loan
528,650	4.500%, 6/3/2018	141,414
	Targa Resources Partners, LP, Term Loan
251,163	5.750%, 2/27/2022	250,535
	Western Refining, Inc., Term Loan
208,929	5.250%, 11/12/2020	201,616
120,000	5.500%, 6/23/2023	116,450

	Total	2,602,733

Financials (0.8%)
	DJO Finance, LLC, Term Loan
212,850	4.250%, 6/7/2020	207,131
	Harland Clarke Holdings Corporation, Term Loan
265,059	7.000%, 5/22/2018	258,212
425,000	7.000%, 12/31/2019[c,d]	412,250
	MoneyGram International, Inc., Term Loan
565,000	0.000%, 3/27/2020[c,d]	533,219
	TransUnion, LLC, Term Loan
537,627	3.500%, 4/9/2021	537,148
	WaveDivision Holdings, LLC, Term Loan
547,649	4.000%, 10/15/2019	546,691

	Total	2,494,651

Technology (1.3%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,126,598	4.250%, 2/1/2023	1,126,418
	First Data Corporation, Term Loan
594,309	4.488%, 3/24/2021	597,002
210,000	4.238%, 7/8/2022	210,584
	ON Semiconductor Corporation, Term Loan
655,000	5.250%, 3/31/2023	662,369
	SS&C European Holdings SARL, Term Loan
29,496	4.000%, 7/8/2022	29,643
227,659	4.000%, 7/8/2022	228,797
	Western Digital Corporation, Term Loan
1,125,000	6.250%, 4/29/2023	1,135,316

	Total	3,990,129

Transportation (0.4%)
	Delta Airlines, Inc., Term Loan
545,875	3.250%, 8/24/2022	546,786
	OSG Bulk Ships, Inc., Term Loan
271,922	5.250%, 8/5/2019	268,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (14.8%)[a]	Value

Transportation (0.4%) - continued
	XPO Logistics, Inc., Term Loan
$522,375	5.500%, 11/1/2021	$527,108

	Total	1,342,077

Utilities (0.3%)
	Calpine Corporation, Term Loan
533,248	3.500%, 5/27/2022	531,381
	Intergen NV, Term Loan
324,177	5.500%, 6/12/2020	294,191

	Total	825,572

	Total Bank Loans (cost $45,557,973)	43,886,018

Shares	Common Stock (45.5%)	Value

Consumer Discretionary (7.0%)
3,900	Aisan Industry Company, Ltd.	27,997
4,220	Amazon.com, Inc.[e]	3,202,178
2,190	AutoZone, Inc.[e]	1,782,594
600	Bayerische Motoren Werke AG	43,488
400	Beiersdorf AG	37,580
8,700	Berkeley Group Holdings plc	308,596
12,050	Best Buy Company, Inc.	404,880
4,700	Betsson AB	44,087
1,200	Brembo SPA	70,178
3,300	Bridgestone Corporation	114,282
4,042	Bunzl plc	126,465
7,530	Burlington Stores, Inc.[e]	576,120
6,000	Calsonic Kansei Corporation	46,159
6,200	Cedar Fair, LP	367,040
100	Christian Dior SE	18,086
8,100	Cineworld Group plc	62,934
28,138	Comcast Corporation	1,892,281
2,300	Compass Group plc	43,695
200	Continental AG	41,944
1,100	Daimler AG	74,783
27,500	Debenhams plc	20,408
12,700	Denso Corporation	491,740
7,800	EDION Corporation	65,100
11,400	Eutelsat Communications	226,711
19,280	Ford Motor Company	244,085
10,900	Fuji Heavy Industries, Ltd.	416,432
8,090	General Motors Company	255,159
14,000	Gunze, Ltd.	40,240
5,900	Hakuhodo Dy Holdings, Inc.	68,860
800	Hennes & Mauritz AB	24,158
16,800	Honda Motor Company, Ltd.	455,075
15,900	Inchcape plc	141,770
1,500	InterContinental Hotels Group plc	59,971
2,400	Intertek Group plc	115,144
1,800	JB Hi-Fi, Ltd.	35,515
7,300	Kingfisher plc	32,417
600	Koito Manufacturing Company, Ltd.	29,626
1,100	KOMERI Company, Ltd.	24,758
944	Linamar Corporation	37,474
800	LVMH Moet Hennessy Louis Vuitton SE	136,994
4,400	Marks and Spencer Group plc	18,603
6,770	Masonite International Corporation[e]	472,749
2,100	Mazda Motor Corporation	30,713
19,900	MDC Partners, Inc.[f]	253,924
8,820	Newell Brands, Inc.	462,697
31,340	NIKE, Inc.	1,739,370
4,300	NOK Corporation	81,764
1,400	Nokian Renkaat Oyj	52,045

Shares	Common Stock (45.5%)	Value

Consumer Discretionary (7.0%) - continued
300	Paddy Power plc	$35,186
6,000	PanaHome Corporation	47,306
16,900	Persimmon plc	377,336
7,927	Restoration Hardware Holdings, Inc.[e,f]	244,231
3,300	Saizeriya Company, Ltd.	73,627
3,800	Sekisui House, Ltd.	63,313
4,000	SHOWA Corporation	23,135
2,400	Sky plc	29,228
5,900	Sports Direct International plc[e]	22,595
1,400	Stanley Electric Company, Ltd.	33,940
10,900	Star Entertainment Group, Ltd.	49,232
19,710	Starbucks Corporation	1,144,166
11,900	Sumitomo Forestry Company, Ltd.	167,605
7,000	Sumitomo Rubber Industries, Ltd.	98,803
500	Swatch Group AG	25,524
13,000	Tatts Group, Ltd.	40,800
1,483	Taylor Wimpey plc	3,035
12,650	Toll Brothers, Inc.[e]	354,326
2,300	USS Company, Ltd.	39,012
200	Valora Holding AG	57,784
6,000	Wacoal Holdings Corporation	65,584
15,230	Walt Disney Company	1,461,319
9,700	WH Smith plc	196,362
760	Whirlpool Corporation	146,194
1,400	Whitbread plc	71,491
10,200	Wolters Kluwer NV	429,153
7,600	WPP plc	170,525
4,000	Yokohama Rubber Company, Ltd.	53,721

	Total	20,843,402

Consumer Staples (2.7%)
800	AarhusKarlshamn AB	59,145
9,810	AdvancePierre Foods Holdings, Inc.[e]	234,655
13,869	Anheuser-Busch InBev NV ADR	1,795,203
6,100	Axfood AB	109,616
2,961	British American Tobacco plc	188,986
10,900	Coca-Cola HBC AG	225,351
356	George Weston, Ltd.	31,618
2,300	Henkel AG & Company KGaA	249,672
17,218	Imperial Brands plc	907,338
2,100	Jeronimo Martins SGPS SA	35,173
2,400	Kao Corporation	129,248
1,200	Kesko Oyj	53,501
29,929	Koninklijke Ahold Delhaize NV	714,534
400	KOSE Corporation	36,836
3,300	Nestle SA	264,438
3,000	Nichirei Corporation	28,627
2,000	Nippon Meat Packers, Inc.	48,636
17,500	Philip Morris International, Inc.	1,754,550
721	Premium Brands Holdings Corporation	31,106
2,600	Suedzucker AG	65,062
1,100	Sugi Holdings Company, Ltd.	55,110
8,600	Swedish Match AB	313,726
800	Universal Corporation	47,448
7,050	WhiteWave Foods Company[e]	391,204
5,498	Woolworths, Ltd.	97,980

	Total	7,868,763

Energy (3.1%)
8,176	Baytex Energy Corporation	38,386
202,635	BP plc	1,146,439
2,300	Caltex Australia, Ltd.	58,165
7,320	Continental Resources, Inc.[e]	322,446
16,540	EOG Resources, Inc.	1,351,318

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (45.5%)	Value

Energy (3.1%) - continued
18,500	EQT Corporation	$1,347,910
9,387	OMV AG	250,734
11,760	Parsley Energy, Inc.[e]	335,278
8,057	Royal Dutch Shell plc	209,879
19,000	Royal Dutch Shell plc, Class B	505,376
50,500	Spectra Energy Corporation	1,816,485
5,479	Statoil ASA	87,102
7,759	Total SA	373,162
1,216	Vantage Drilling International[e]	105,792
201,190	Weatherford International plc[e]	1,142,759

	Total	9,091,231

Financials (13.4%)
1,800	Acadia Realty Trust	67,788
2,670	Affiliated Managers Group, Inc.[e]	391,903
2,100	Agree Realty Corporation	106,512
8,100	Alexandria Real Estate Equities, Inc.	909,630
7,900	Allianz SE	1,131,955
800	American Campus Communities, Inc.	43,256
3,700	Apartment Investment & Management Company	170,089
48,200	Apollo Investment Corporation	277,632
3,100	Apple Hospitality REIT, Inc.	63,147
22,200	Ares Capital Corporation	336,108
17,600	Australia & New Zealand Banking Group, Ltd.	346,270
2,600	AvalonBay Communities, Inc.	482,690
30,100	Banco Santander SA	127,784
29,400	Bank of East Asia, Ltd.	121,709
4,165	Bank of Montreal	267,001
14,244	Bank of Nova Scotia	723,410
10,180	Bank of Queensland, Ltd.	81,897
11,380	Bank of the Ozarks, Inc.	409,566
1,100	Bluerock Residential Growth REIT, Inc.	14,652
5,200	Boston Properties, Inc.	739,076
24,501	Brixmor Property Group, Inc.	695,828
7,300	Camden Property Trust	654,007
419	Canadian Imperial Bank of Commerce	31,831
1,517	Canadian Western Bank	29,302
30,600	CapitaMall Trust	49,031
1,650	Care Capital Properties, Inc.	48,807
1,025	Chesapeake Lodging Trust	25,902
9,000	Chiba Bank, Ltd.	43,019
27,920	Citigroup, Inc.	1,223,175
9,800	CNP Assurances	149,728
600	CoreSite Realty Corporation	49,518
4,740	Crown Castle International Corporation	459,922
3,900	CubeSmart	115,869
1,400	CyrusOne, Inc.	76,748
300	Daito Trust Construction Company, Ltd.	50,376
1,500	Danske Bank AS	40,793
5,700	DDR Corporation	112,518
4,400	Derwent London plc	165,483
45,100	DEXUS Property Group	334,942
1,257	DiamondRock Hospitality Company	12,344
2,586	Digital Realty Trust, Inc.	270,134
30,536	Direct Line Insurance Group plc	141,293
1,300	Douglas Emmett, Inc.	49,452
30,530	Duke Realty Corporation	878,959
1,100	DuPont Fabros Technology, Inc.	52,613
1,100	Education Realty Trust, Inc.	52,954
23,490	Encore Capital Group, Inc.[e,f]	573,391

Shares	Common Stock (45.5%)	Value

Financials (13.4%) - continued
1,219	EPR Properties	$102,420
1,859	Equinix, Inc.	693,165
1,800	Equity Lifestyle Properties, Inc.	148,032
1,000	Equity One, Inc.	33,270
9,240	Equity Residential	628,228
10,600	Erste Group Bank AG	280,917
1,400	Essex Property Trust, Inc.	327,432
3,500	EXOR SPA	136,574
2,700	Extra Space Storage, Inc.	232,254
1,000	Federal Realty Investment Trust	169,700
800	First Industrial Realty Trust, Inc.	23,576
44,300	FlexiGroup, Ltd.	67,487
1,900	Forest City Realty Trust, Inc.	44,935
28,000	Frasers Centrepoint Trust	44,693
65,000	Fukuoka Financial Group, Inc.	248,341
2,650	Gaming and Leisure Properties, Inc.	94,950
11,114	General Growth Properties, Inc.	355,092
2,406	Genworth MI Canada, Inc.	64,257
1,400	GEO Group, Inc.	48,454
7,900	Great Portland Estates plc	71,419
300	Groupe Bruxelles Lambert SA	25,308
14,958	H&R Real Estate Investment Trust	266,360
3,800	Hamborner REIT AG	44,970
8,300	Hang Seng Bank, Ltd.	148,585
3,700	Hannover Rueckversicherung SE	378,454
7,500	HCP, Inc.	294,225
2,300	Healthcare Realty Trust, Inc.	83,168
2,900	Healthcare Trust of America, Inc.	98,745
53,400	Henderson Group plc	163,165
6,600	Henderson Land Development Company, Ltd.	39,397
2,900	Highwoods Properties, Inc.	161,588
1,300	Hitachi Capital Corporation	23,740
2,700	Hospitality Properties Trust	86,157
14,611	Host Hotels & Resorts, Inc.	259,199
2,050	Hudson Pacific Properties, Inc.	69,311
8,600	Hufvudstaden AB	143,625
54,000	Hysan Development Company, Ltd.	249,022
2,143	Intact Financial Corporation	153,612
5,560	Intercontinental Exchange, Inc.	1,468,952
9,350	Invesco Mortgage Capital, Inc.	134,640
41,000	Investec plc	244,043
4,000	Iron Mountain, Inc.	164,840
21,290	J.P. Morgan Chase & Company	1,361,921
38,820	KeyCorp	454,194
1,600	Kilroy Realty Corporation	117,136
10,100	Kimco Realty Corporation	324,210
1,236	Lamar Advertising Company	83,875
2,100	LaSalle Hotel Properties	57,855
1,900	Liberty Property Trust	78,622
10,000	Link REIT	74,711
2,850	Macerich Company	254,334
6,400	Macquarie Group, Ltd.	362,348
4,900	Medical Properties Trust, Inc.	76,930
2,000	Mid-America Apartment Communities, Inc.	212,040
33,300	Mitsui & Company, Ltd.	390,138
135,000	Mizuho Financial Group, Inc.	216,584
2,500	MS and AD Insurance Group Holdings, Inc.	72,029
6,500	National Australia Bank, Ltd.	131,404
7,923	National Bank of Canada	271,311
1,400	National Health Investors, Inc.	109,998
4,100	National Retail Properties, Inc.	217,956
400	National Storage Affiliates Trust	8,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (45.5%)	Value

Financials (13.4%) - continued
197,317	New World Development Company, Ltd.	$229,953
3,150	NorthStar Realty Finance Corporation	42,210
11,300	Old Mutual plc	31,445
1,500	Old Republic International Corporation	29,070
2,700	Omega Healthcare Investors, Inc.	93,150
1,600	Outfront Media, Inc.	37,232
3,100	Parkway Properties, Inc.	53,847
1,100	Pebblebrook Hotel Trust	32,615
4,100	Physicians Realty Trust	89,052
2,421	Power Corporation of Canada	52,735
16,233	Prologis, Inc.	884,536
3,330	Public Storage, Inc.	795,604
823	QTS Realty Trust, Inc.	47,117
7,230	Raymond James Financial, Inc.	396,927
1,700	Realty Income Corporation	121,499
2,700	Regency Centers Corporation	229,311
1,800	Retail Opportunity Investments Corporation	41,094
1,600	Retail Properties of America, Inc.	28,208
4,188	RLJ Lodging Trust	99,423
3,420	Schroders plc	118,533
2,907	Senior Housing Property Trust	64,564
8,180	Simon Property Group, Inc.	1,857,187
2,100	SL Green Realty Corporation	247,422
18,900	Solar Capital, Ltd.	382,725
1,369	Sovran Self Storage, Inc.	140,145
15,400	Spirit Realty Captial, Inc.	210,518
77,700	Stockland	298,188
3,370	Store Capital Corporation	105,110
3,900	Summit Hotel Properties, Inc.	55,302
600	Sun Communities, Inc.	47,490
3,755	Sunstone Hotel Investors, Inc.	49,942
300	Swiss Prime Site AGe	27,553
5,600	Swiss Re AG	469,429
38,740	Synchrony Financial[e]	1,080,071
18,000	T&D Holdings, Inc.	183,564
1,200	Talanx AG	36,092
1,732	Tanger Factory Outlet Centers, Inc.	72,294
700	Taubman Centers, Inc.	56,644
800	Tokio Marine Holdings, Inc.	30,966
2,572	Toronto-Dominion Bank	112,068
5,800	UDR, Inc.	215,934
20,300	United Overseas Bank, Ltd.	278,543
2,200	Urban Edge Properties	65,802
600	Urstadt Biddle Properties, Inc.	14,820
6,300	Ventas, Inc.	479,808
11,989	VEREIT, Inc.	132,598
6,430	Vornado Realty Trust	690,582
2,100	Weingarten Realty Investors	90,699
14,473	Welltower, Inc.	1,148,143
5,000	Wharf Holdings, Ltd.	34,555
7,000	Wheelock and Company, Ltd.	37,537
48,900	Wing Tai Holdings, Ltd.	63,541
1,100	WP Carey, Inc.	79,915
11,950	XL Group plc[e]	413,590
17,445	Zions Bancorporation	486,367

	Total	39,805,729

Health Care (5.1%)
48,810	Abbott Laboratories	2,184,248
500	Actelion, Ltd.	88,566
14,600	Akorn, Inc.[e]	499,758
6,148	Allergan plc[e]	1,555,137

Shares	Common Stock (45.5%)	Value

Health Care (5.1%) - continued
200	Anthem, Inc.	$26,268
2,300	Astellas Pharmaceutical, Inc.	38,322
3,000	CSL, Ltd.	269,023
6,062	Essilor International SA	776,470
500	Gerresheimer AG	42,927
8,130	Gilead Sciences, Inc.	646,091
4,900	Hikma Pharmaceuticals plc	170,622
11,850	Hologic, Inc.[e]	456,107
3,120	ICON plc[e]	242,330
800	Lonza Group AG	150,656
17,360	Medtronic plc	1,521,257
31,000	Merck & Company, Inc.	1,818,460
2,500	Merck KGaA	276,091
8,500	Novartis AG	705,017
8,400	Novo Nordisk AS	477,677
18,470	Pfizer, Inc.	681,358
900	Roche Holding AG-Genusschein	229,741
7,300	Sanofi	621,768
2,720	Teleflex, Inc.	490,443
8,330	Vertex Pharmaceuticals, Inc.[e]	808,010
2,920	Waters Corporation[e]	464,076

	Total	15,240,423

Industrials (4.7%)
7,400	ABB, Ltd.	157,192
2,500	Adecco SA	137,215
4,590	AerCap Holdings NVe	167,581
3,600	Aida Engineering, Ltd.	29,975
31,200	Air New Zealand, Ltd.	49,698
4,000	Amada Holdings Company, Ltd.	43,593
1,100	Andritz AG	56,084
21,000	Asahi Glass Company, Ltd.	120,640
1,200	Atlas Copco Aktiebolag	33,686
3,200	Babcock International Group plc	41,042
1,800	Berendsen plc	30,399
18,000	Cathay Pacific Airways, Ltd.	29,274
2,300	Compagnie de Saint-Gobain	97,641
4,000	Dai Nippon Printing Company, Ltd.	44,658
3,428	Dart Group plc	22,004
300	DCC plc	26,772
9,980	Delta Air Lines, Inc.	386,725
3,700	Deutsche Post AG	110,424
1,100	DSV AS	48,981
4,100	East Japan Railway Company	376,092
8,188	EMCOR Group, Inc.	456,072
2,940	Equifax, Inc.	389,432
700	Flughafen Zuerich AG	131,222
1,600	Fraport AG Frankfurt Airport Services Worldwide	87,506
10,000	Fuji Electric Company, Ltd.	44,136
100	Georg Fischer AG	81,510
1,200	Hankyu Hanshin Holdings, Inc.	44,644
2,000	Hitachi Transport System, Ltd.	38,988
7,740	HNI Corporation	403,486
700	Hochtief AG	91,798
7,170	Honeywell International, Inc.	834,086
15,030	Illinois Tool Works, Inc.	1,734,462
2,500	Inaba Denki Sangyo Company, Ltd.	90,533
24,680	Ingersoll-Rand plc	1,635,297
6,402	Intrum Justitia AB	205,538
47,900	ITOCHU Corporation	543,083
24,020	Jacobs Engineering Group, Inc.[e]	1,285,550
1,500	Jardine Matheson Holdings, Ltd.	88,950
4,000	Kamigumi Company, Ltd.	35,997
12,200	KITZ Corporation	65,333
12,600	KONE Oyj	638,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (45.5%)	Value

Industrials (4.7%) - continued
2,722	Koninklijke Boskalis Westminster NV	$100,042
500	Kuehne & Nagel International AG	70,133
2,200	Kurita Water Industries, Ltd.	48,764
8,300	Marubeni Corporation	38,587
12,270	Masco Corporation	447,610
17,900	Meggitt plc	103,676
3,830	Middleby Corporation[e]	461,055
4,700	MIRAIT Holdings Corporation	50,053
6,000	Mitsuboshi Belting, Ltd.	50,556
5,100	Nikkon Holdings Company, Ltd.	101,814
8,000	Nippon Express Company, Ltd.	40,356
8,600	Nitto Kogyo Corporation	117,772
1,800	Randstad Holding NV	77,436
262	Rieter Holding AG	55,206
7,600	Sanwa Holdings Corporation	79,019
900	Schindler Holding AG	172,563
100	Schindler Holding AG	19,310
2,600	Siemens AG	282,222
1,300	Skanska AB	27,636
1,400	Southwest Airlines Company	51,814
1,200	TOTO, Ltd.	51,425
4,390	WABCO Holdings, Inc.[e]	440,185
1,883	WSP Global, Inc.	56,448
1,400	Yuasa Trading Company, Ltd.	30,745

	Total	13,910,158

Information Technology (6.6%)
2,320	Alphabet, Inc., Class Ae	1,835,909
1,309	Alphabet, Inc., Class Ce	1,006,346
16,953	Apple, Inc.	1,766,672
892	AtoS	87,439
4,500	Canon, Inc.	127,708
5,850	Check Point Software Technologies, Ltd.[e]	449,748
21,730	Cisco Systems, Inc.	663,417
35,880	EMC Corporation	1,014,687
11,880	Facebook, Inc.[e]	1,472,407
25,830	Finisar Corporation[e]	484,571
10,100	FUJIFILM Holdings NPV	362,372
900	Hoya Corporation	31,933
1,300	ITOCHU Techno-Solutions Corporation	31,215
15,210	Juniper Networks, Inc.	345,115
1,100	Kyocera Corporation	52,113
32,930	Microsoft Corporation	1,866,472
4,400	NEC Networks & System Integration Corporation	80,827
1,500	Nice, Ltd.	103,067
2,500	NS Solutions Corporation	47,198
1,090	NVIDIA Corporation	62,239
500	Oracle Corporation Japan	30,418
38,730	Pandora Media, Inc.[e,f]	526,728
31,910	PayPal Holdings, Inc.[e]	1,188,328
7,480	Plantronics, Inc.	360,835
10,830	Progress Software Corporation[e]	314,720
11,685	QLIK Technologies, Inc.[e]	352,887
300	SAP SE	26,257
6,000	Shinko Electric Industries Company, Ltd.	32,839
100	U-Blox AG	25,308
2,380	Ultimate Software Group, Inc.[e]	497,658
700	United Internet AG	30,980
13,640	Vantiv, Inc.[e]	747,063
23,570	Visa, Inc.	1,839,639

Shares	Common Stock (45.5%)	Value

Information Technology (6.6%) - continued
30,720	Xilinx, Inc.	$1,569,178

	Total	19,434,293

Materials (1.4%)
800	Air Liquide SA	85,290
2,500	Amcor, Ltd.	28,570
1,350	Ashland, Inc.	152,874
34,200	BHP Billiton, Ltd.	506,917
262	CCL Industries, Inc.	46,896
1,500	Croda International plc	65,961
3,330	Crown Holdings, Inc.[e]	176,390
26,600	Daicel Corporation	298,303
6,000	Denki Kagaku Kogyo KK	26,019
4,470	Domtar Corporation	175,984
1,810	Eagle Materials, Inc.	151,950
900	Evonik Industries AG	28,074
2,710	FMC Corporation	128,833
100	Givaudan SA	205,374
3,500	Hexpol AB	31,141
2,200	JFE Holdings, Inc.	28,672
2,700	JSR Corporation	36,879
13,700	Mitsubishi Chemical Holdings Corporation	74,001
5,000	Mitsubishi Gas Chemical Company, Inc.	28,486
16,000	Mitsubishi Materials Corporation	42,047
600	Nippon Shokubai Company, Ltd.	37,737
56,329	Norsk Hydro ASA	241,528
2,800	Novozymes AS	137,422
7,000	Oji Holdings Corporation	29,192
15,400	Orora, Ltd.	33,741
2,850	Packaging Corporation of America	212,867
1,760	PPG Industries, Inc.	184,290
931	Rio Tinto, Ltd.	35,528
7,640	Steel Dynamics, Inc.	204,905
2,000	Sumitomo Metal Mining Company, Ltd.	24,040
7,000	Sumitomo Seika Chemicals Company, Ltd.	42,143
6,000	Tosoh Corporation	30,443
10,697	UPM-Kymmene Oyj	220,600
10,210	Yara International ASA	332,859

	Total	4,085,956

Telecommunications Services (0.6%)
1,971	BCE, Inc.	94,395
9,500	Elisa Oyj	344,667
6,600	Freenet AG	184,292
114,933	KCOM Group plc	167,319
500	Millicom International Cellular SA	26,697
2,500	Nippon Telegraph & Telephone Corporation	118,799
9,000	Orange SA	138,124
3,300	Proximus SA	103,013
11,300	Telefonica Deutschland Holding AG	46,138
19,390	Zayo Group Holdings, Inc.[e]	548,737

	Total	1,772,181

Utilities (0.9%)
2,100	Chubu Electric Power Company, Inc.	30,852
3,700	E.ON SE	39,682
55,800	Electricidade de Portugal SA	191,409
11,300	Enagas SA	344,503
24,020	MDU Resources Group, Inc.	577,681
9,760	NorthWestern Corporation	592,822
81,000	Osaka Gas Company, Ltd.	326,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (45.5%)	Value

Utilities (0.9%) - continued
39,700	Redes Energeticas Nacionais SGPS SA	$120,743
7,000	Toho Gas Company, Ltd.	61,602
5,600	Tokyo Electric Power Company, Inc.[e]	21,965
15,600	United Utilities Group plc	209,869
1,600	Veolia Environnement SA	35,461

	Total	2,553,492

	Total Common Stock (cost $121,013,945)	134,605,628

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Asset-Backed Securities (1.4%)
	Asset Backed Securities Corporation Home Equity Loan Trust
263,165	0.628%, 7/25/2036[g]	231,782
	Bayview Opportunity Master Fund Trust
69,640	3.623%, 4/28/2030[h]	69,206
197,712	3.228%, 7/28/2034*,i	197,348
	Conseco Financial Corporation
42,332	6.330%, 11/1/2029	42,882
	Earnest Student Loan Program
325,000	2.680%, 7/25/2035[h]	323,072
	GMAC Mortgage Corporation Loan Trust
161,573	0.953%, 8/25/2035[g,j]	150,454
232,377	0.633%, 12/25/2036[g,j]	207,811
	J.P. Morgan Mortgage Acquisition Trust
187,789	4.619%, 3/25/2047[i]	129,158
	Lehman XS Trust
196,353	5.440%, 8/25/2035[i]	172,974
	Marlette Funding Trust
400,000	3.060%, 10/15/2021*	400,382
	NRZ Advance Receivables Trust Advance Receivables Backed
450,000	2.751%, 6/15/2049*	456,047
	Popular ABS Mortgage Pass-Through Trust
250,000	4.347%, 11/25/2035[i]	237,513
	Pretium Mortgage Credit Partners I, LLC
245,369	4.000%, 7/25/2031*,i	245,112
	Renaissance Home Equity Loan Trust
325,256	5.608%, 5/25/2036[i]	208,893
473,304	5.285%, 1/25/2037[i]	251,555
	Sunset Mortgage Loan Company, LLC
127,097	4.459%, 9/18/2045*,i	127,249
	United Airlines Pass Through Trust
60,000	3.700%, 12/1/2022	63,000
	US Residential Opportunity Fund Trust
300,000	3.475%, 7/27/2036*	300,000
	Vericrest Opportunity Loan Transferee
125,536	3.375%, 10/25/2058*,i	124,757
134,117	3.500%, 6/26/2045[h]	133,435
	Wachovia Asset Securitization, Inc.
350,334	0.628%, 7/25/2037*,g,j	290,182

	Total	4,362,812

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Basic Materials (0.6%)
	Albemarle Corporation
$88,000	3.000%, 12/1/2019	$89,653
	ArcelorMittal SA
260,000	6.500%, 3/1/2021[f]	274,300
	Dow Chemical Company
66,000	8.550%, 5/15/2019	78,594
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[h]	276,613
	Glencore Funding, LLC
60,000	1.739%, 4/16/2018[g,h]	58,200
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	67,171
	Newmont Mining Corporation, Convertible
190,000	1.625%, 7/15/2017	219,687
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[h]	290,427
	Royal Gold, Inc., Convertible
140,000	2.875%, 6/15/2019	159,513
	RPM International, Inc., Convertible
140,000	2.250%, 12/15/2020	169,662

	Total	1,683,820

Capital Goods (1.0%)
	Ball Corporation
200,000	4.375%, 12/15/2020	214,250
	Berry Plastics Corporation
155,000	6.000%, 10/15/2022	164,494
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[h]	308,512
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[h]	310,682
	CNH Industrial Capital, LLC
310,000	4.375%, 11/6/2020[f]	318,922
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	268,775
	General Electric Company
96,000	5.000%, 12/29/2049[k]	103,440
	Huntington Ingalls Industries, Inc.
300,000	5.000%, 12/15/2021[h]	315,000
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	75,130
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	62,282
	Nortek, Inc.
187,750	8.500%, 4/15/2021	197,137
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[h]	209,000
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	60,696
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	308,403

	Total	2,916,723

Collateralized Mortgage Obligations (3.9%)
	Alternative Loan Trust
80,650	5.500%, 5/25/2035	80,460
	Angel Oak Mortgage Trust
239,628	4.500%, 11/25/2045*,i	240,262
	Banc of America Alternative Loan Trust
498,115	6.000%, 11/25/2035	440,306

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Collateralized Mortgage Obligations (3.9%) - continued
	Banc of America Mortgage Securities, Inc.
$171,237	2.868%, 9/25/2035	$156,918
	Bayview Opportunity Master Fund Trust
300,000	3.475%, 7/28/2031[h]	300,000
	Bear Stearns ALT-A Trust
166,226	3.004%, 10/25/2033	162,035
	Countrywide Alternative Loan Trust
435,332	6.500%, 8/25/2036	300,787
	Countrywide Home Loan Mortgage Pass Through Trust
334,314	2.738%, 11/25/2035	274,161
	Credit Suisse First Boston Mortgage Securities Corporation
290,170	5.250%, 10/25/2035	282,998
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
527,779	5.500%, 11/25/2035	522,566
348,711	1.225%, 4/25/2047[g]	296,501
	GMAC Mortgage Corporation Loan Trust
334,531	3.406%, 5/25/2035	307,973
	HarborView Mortgage Loan Trust
160,126	3.058%, 7/19/2035	138,400
184,837	3.094%, 12/19/2035	161,159
	IndyMac INDA Mortgage Loan Trust
240,025	3.418%, 8/25/2036	223,279
	IndyMac INDX Mortgage Loan Trust
374,964	0.698%, 4/25/2046[g]	275,397
	J.P. Morgan Alternative Loan Trust
241,251	2.818%, 3/25/2036	202,220
575,336	6.500%, 3/25/2036	475,514
	J.P. Morgan Mortgage Trust
450,364	3.177%, 8/25/2035	445,721
502,777	2.802%, 1/25/2037	447,095
	Lehman Mortgage Trust
47,699	6.000%, 1/25/2036	43,576
	Master Asset Securitization Trust
99,137	0.988%, 6/25/2036[g]	54,371
	MortgageIT Trust
520,235	0.748%, 12/25/2035[g]	466,439
710,387	0.688%, 4/25/2036[g]	525,268
	New York Mortgage Trust
217,635	2.965%, 5/25/2036	195,666
	Residential Accredit Loans, Inc. Trust
339,666	5.750%, 9/25/2035	304,108
	Residential Funding Mortgage Security I Trust
588,059	6.000%, 7/25/2037	544,024
	Structured Adjustable Rate Mortgage Loan Trust
311,335	2.782%, 1/25/2035	256,548
234,561	3.130%, 7/25/2035	200,166
369,543	3.109%, 9/25/2035	304,839
	Structured Asset Mortgage Investments, Inc.
830,675	0.798%, 12/25/2035[g]	593,633
	Sunset Mortgage Loan Company, LLC
150,000	3.844%, 7/16/2047*,i	150,000
	Vericrest Opportunity Loan Transferee
300,000	3.500%, 7/25/2046[h,i]	299,679

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Collateralized Mortgage Obligations (3.9%) - continued
	WaMu Mortgage Pass Through Certificates
$164,390	2.011%, 1/25/2037	$138,824
277,645	1.195%, 1/25/2047[g]	216,364
	Washington Mutual Mortgage Pass- Through Certificates
345,100	1.205%, 2/25/2047[g]	243,285
	Wells Fargo Mortgage Backed Securities Trust
440,126	3.015%, 7/25/2036	430,624
211,713	6.000%, 7/25/2037	211,308
292,234	6.000%, 7/25/2037	288,480

	Total	11,200,954

Communications Services (1.5%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[h]	207,000
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	310,338
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	61,921
	American Tower Corporation
60,000	2.800%, 6/1/2020	61,864
	AT&T, Inc.
66,000	5.875%, 10/1/2019	74,667
60,000	1.561%, 6/30/2020[g]	59,933
55,000	2.800%, 2/17/2021	56,831
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[h]	95,965
	CC Holdings GS V, LLC
58,000	2.381%, 12/15/2017	58,618
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[h]	327,050
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	213,500
40,000	7.500%, 4/1/2024	42,700
	Charter Communications Operating, LLC
29,000	3.579%, 7/23/2020[h]	30,531
29,000	4.464%, 7/23/2022[h]	31,486
	Clear Channel Worldwide Holdings, Inc.
200,000	6.500%, 11/15/2022	207,000
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[h]	186,762
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021	26,273
	Digicel, Ltd.
287,750	6.000%, 4/15/2021*	267,248
	Frontier Communications Corporation
275,000	8.875%, 9/15/2020	295,540
	Hughes Satellite Systems Corporation
190,000	6.500%, 6/15/2019	206,387
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[h]	111,150
	SFR Group SA
290,000	6.000%, 5/15/2022[h]	282,750
	Sprint Corporation
295,000	7.625%, 2/15/2025	263,287
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	67,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Communications Services (1.5%) - continued
	T-Mobile USA, Inc.
$210,000	6.633%, 4/28/2021	$220,762
	Univision Communications, Inc.
200,000	5.125%, 5/15/2023[h]	205,500
	UPCB Finance V, Ltd.
220,500	7.250%, 11/15/2021[h]	231,525
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020	194,031
88,000	4.500%, 9/15/2020	97,858

	Total	4,496,198

Consumer Cyclical (1.6%)
	AmeriGas Finance, LLC
100,000	5.625%, 5/20/2024	103,500
	BMW US Capital, LLC
75,000	1.500%, 4/11/2019[h]	75,502
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	208,080
	Corrections Corporation of America
195,000	5.000%, 10/15/2022	204,019
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[h]	48,409
	eBay, Inc.
50,000	2.500%, 3/9/2018	50,925
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[h]	89,540
	Ford Motor Credit Company, LLC
100,000	5.000%, 5/15/2018	105,720
85,000	2.597%, 11/4/2019	86,842
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	192,655
138,000	4.375%, 9/25/2021	147,820
	Hilton Worldwide Finance, LLC
260,000	5.625%, 10/15/2021	269,435
	Home Depot, Inc.
60,000	1.023%, 9/15/2017[g]	60,195
60,000	2.625%, 6/1/2022	63,151
	Hyundai Capital America
72,000	1.450%, 2/6/2017[h]	72,042
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[h]	76,687
211,000	5.625%, 2/1/2023[h]	222,341
	KB Home
160,000	4.750%, 5/15/2019	163,600
	L Brands, Inc.
211,000	6.625%, 4/1/2021	242,122
	Lennar Corporation
225,000	4.500%, 11/15/2019	236,531
	Macy's Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	63,459
	MGM Resorts International
310,000	6.000%, 3/15/2023[f]	335,383
	Newell Rubbermaid, Inc.
50,000	3.150%, 4/1/2021	52,442
	PulteGroup, Inc.
200,000	4.250%, 3/1/2021	206,750
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	62,219
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	309,331
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[h]	206,000
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	142,120

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Consumer Cyclical (1.6%) - continued
	Visa, Inc.
$60,000	2.200%, 12/14/2020	$61,928
	Walgreens Boots Alliance, Inc.
50,000	1.750%, 5/30/2018	50,428
50,000	2.600%, 6/1/2021	51,227
	West Corporation
305,000	5.375%, 7/15/2022[h]	284,413
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[h]	318,725

	Total	4,863,541

Consumer Non-Cyclical (1.6%)
	Actavis Funding SCS
40,000	1.911%, 3/12/2020[g]	40,115
	Amgen, Inc.
60,000	2.125%, 5/1/2020	61,358
	Anheuser-Busch InBev Finance, Inc.
80,000	1.897%, 2/1/2021[g]	82,225
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	123,300
	BAT International Finance plc
60,000	1.163%, 6/15/2018[g,h]	59,882
	Becton, Dickinson and Company
68,000	1.450%, 5/15/2017	68,223
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,496
	Bunge Limited Finance Corporation
60,000	3.500%, 11/24/2020	62,720
	Cardinal Health, Inc.
60,000	1.950%, 6/15/2018	60,677
	Celgene Corporation
60,000	3.550%, 8/15/2022	64,051
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	191,879
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022	297,250
	CVS Health Corporation
66,000	2.250%, 12/5/2018	67,645
	EMD Finance, LLC
35,000	1.006%, 3/17/2017[g,h]	34,988
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[h]	305,250
	Express Scripts Holding Company
50,000	3.900%, 2/15/2022	54,172
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[h]	96,411
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[h]	211,219
	Gilead Sciences, Inc.
20,000	2.550%, 9/1/2020	20,798
60,000	3.250%, 9/1/2022	63,978
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	208,500
	HCA, Inc.
187,750	4.750%, 5/1/2023	195,729
	Iconix Brand Group, Inc., Convertible
220,000	1.500%, 3/15/2018	188,100
	Intercept Pharmaceuticals, Inc. Convertible
115,000	3.250%, 7/1/2023	129,591
	JBS USA, LLC
300,000	5.750%, 6/15/2025[h]	292,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Consumer Non-Cyclical (1.6%) - continued
	Laboratory Corporation of America Holdings
$35,000	2.625%, 2/1/2020	$35,894
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	63,124
	Merck & Company, Inc.
35,000	1.005%, 2/10/2020[g]	35,038
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	49,157
	Mylan NV
60,000	2.500%, 6/7/2019[h]	61,094
30,000	3.750%, 12/15/2020[h]	31,696
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024[h]	212,500
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	190,566
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	34,891
	SABMiller plc
66,000	6.500%, 7/15/2018[h]	72,302
	Safeway, Inc.
15,000	3.400%, 12/1/2016	14,962
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	220,231
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	268,450
	Teva Pharmaceutical Finance Netherlands III BV
55,000	1.700%, 7/19/2019	55,328
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	206,700
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[h]	167,567
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[h]	44,368

	Total	4,789,925

Energy (0.9%)
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	62,819
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	186,500
	Boardwalk Pipelines, LP
72,000	5.875%, 11/15/2016	72,759
	BP Capital Markets plc
35,000	1.676%, 5/3/2019	35,343
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	80,927
	Chevron Corporation
60,000	1.136%, 11/16/2018[g]	59,757
	Concho Resources, Inc.
252,750	6.500%, 1/15/2022	257,173
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	186,000
	Ecopetrol SA
35,000	5.875%, 9/18/2023	36,575
	Enbridge, Inc.
45,000	1.136%, 6/2/2017[f,g]	44,430
	EQT Corporation
68,000	8.125%, 6/1/2019	78,153
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	71,107

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Energy (0.9%) - continued
	Marathon Petroleum Corporation
$60,000	3.400%, 12/15/2020	$62,320
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[h]	148,755
	Occidental Petroleum Corporation
60,000	2.600%, 4/15/2022	61,649
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[h]	75,500
	Petrobras Global Finance BV
30,000	8.375%, 5/23/2021	31,718
	Petrobras International Finance Company
124,000	5.750%, 1/20/2020	123,765
	Petroleos Mexicanos
29,000	5.500%, 2/4/2019[h]	30,668
	Pioneer Natural Resources Company
20,000	3.450%, 1/15/2021	20,632
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	273,874
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025	316,491
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[h]	62,938
	Shell International Finance BV
60,000	1.080%, 5/11/2020[g]	59,251
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	63,281
	Transcontinental Gas Pipe Line Company, LLC
55,000	7.850%, 2/1/2026[h]	68,646
	Whiting Petroleum Corporation, Convertible
140,000	1.250%, 4/1/2020	108,413

	Total	2,679,444

Financials (4.1%)
	Abbey National Treasury Services plc
92,000	1.037%, 9/29/2017[g]	91,305
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	63,254
	Aetna, Inc.
60,000	1.900%, 6/7/2019	60,786
	Air Lease Corporation
92,000	2.125%, 1/15/2018	91,837
29,000	2.625%, 9/4/2018	29,325
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	253,575
	American Express Credit Corporation
60,000	1.706%, 9/14/2020[g]	60,528
	AMG Capital Trust II, Convertible
2,125	5.150%, 10/15/2037	117,008
	Australia and New Zealand Banking Group, Ltd.
200,000	6.750%, 12/29/2049[f,h,k]	217,368
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[h]	44,110
	BAC Capital Trust XIV
300,000	4.000%, 9/29/2049[g,k]	238,800
	Bank of America Corporation
100,000	5.700%, 5/2/2017	103,101
88,000	1.700%, 8/25/2017	88,317
176,000	1.717%, 3/22/2018[g]	177,280
155,000	5.650%, 5/1/2018	165,687
65,000	8.000%, 7/29/2049[k]	66,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Financials (4.1%) - continued
$185,000	6.300%, 12/29/2049[k]	$201,592
	Bank of Montreal
50,000	1.500%, 7/18/2019	50,210
	BB&T Corporation
101,000	2.050%, 6/19/2018	102,562
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	109,050
	Blackstone Mortgage Trust, Inc., Convertible
180,000	5.250%, 12/1/2018	194,063
	BNP Paribas SA
72,000	2.375%, 9/14/2017	72,895
270,000	7.625%, 12/29/2049[h,k]	280,530
	Caisse Centrale Desjardins du Quebec
41,000	1.417%, 1/29/2018[g,h]	40,945
	Centene Escrow Corporation
300,000	5.625%, 2/15/2021	316,875
	Central Fidelity Capital Trust I
285,000	1.680%, 4/15/2027[g]	245,100
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	193,800
	Citigroup, Inc.
132,000	1.850%, 11/24/2017	132,656
	CNA Financial Corporation
65,000	5.750%, 8/15/2021	75,252
	Credit Agricole SA
44,000	1.628%, 6/10/2020[g,h]	43,867
	Credit Suisse Group AG
227,000	7.500%, 12/29/2049[h,k]	234,945
	CyrusOne, LP
187,750	6.375%, 11/15/2022	196,668
	Discover Bank
24,000	8.700%, 11/18/2019	28,053
	Discover Financial Services
41,000	6.450%, 6/12/2017	42,595
	Duke Realty, LP
88,000	8.250%, 8/15/2019	104,110
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	130,285
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	45,059
66,000	7.500%, 2/15/2019	75,320
40,000	1.875%, 4/23/2020[g]	40,120
60,000	2.274%, 11/29/2023[g]	60,092
285,000	5.300%, 12/29/2049[k]	289,631
	Goldman Sachs Group, Inc., Convertible
1,400,000	0.500%, 9/24/2022	1,568,644
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	109,534
	HCP, Inc.
68,000	3.750%, 2/1/2019	70,602
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	70,467
	Hospitality Properties Trust
55,000	4.250%, 2/15/2021	57,561
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	72,956
	Hutchison Whampoa Finance CI, Ltd.
91,000	1.625%, 10/31/2017[h]	91,290
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	249,375

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Financials (4.1%) - continued
	ILFC E-Capital Trust II
$330,000	4.230%, 12/21/2065[g,h]	$264,000
	ING Capital Funding Trust III
56,000	4.231%, 12/29/2049[g,k]	55,300
	International Lease Finance Corporation
250,000	5.875%, 8/15/2022	285,000
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	24,561
102,000	3.875%, 1/15/2019	104,921
	J.P. Morgan Chase & Company
44,000	6.300%, 4/23/2019	49,535
25,000	2.250%, 1/23/2020	25,494
49,000	7.900%, 4/29/2049[k]	50,960
	KeyCorp
58,000	2.300%, 12/13/2018	59,001
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[h]	30,071
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	56,340
	Lloyds Bank plc
36,000	1.175%, 3/16/2018[g]	35,705
	Macquarie Bank, Ltd.
55,000	1.860%, 1/15/2019[g,h]	55,321
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,729
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[h]	50,089
	Morgan Stanley
88,000	6.625%, 4/1/2018	95,336
40,000	1.874%, 1/27/2020[g]	40,154
57,000	4.875%, 11/1/2022	62,933
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	207,000
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	146,483
	National City Corporation
48,000	6.875%, 5/15/2019	54,274
	New York Life Global Funding
60,000	1.550%, 11/2/2018[h]	60,507
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	49,232
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[h]	292,419
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,585
	Regions Bank
36,000	7.500%, 5/15/2018	39,468
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	51,658
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	90,168
	Royal Bank of Scotland Group plc
330,000	7.640%, 3/29/2049[k]	315,150
265,000	7.648%, 8/29/2049[k]	310,713
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	62,211
80,000	2.500%, 7/15/2021	82,834
	SLM Corporation
30,000	4.625%, 9/25/2017	30,525
	State Street Capital Trust IV
300,000	1.653%, 6/15/2037[g]	258,000
	State Street Corporation
60,000	1.526%, 8/18/2020[g]	60,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Financials (4.1%) - continued
	Sumitomo Mitsui Banking Corporation
$132,000	1.300%, 1/10/2017	$132,088
50,000	1.268%, 1/16/2018[g]	49,940
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	52,181
	Synchrony Financial
132,000	1.875%, 8/15/2017	132,193
25,000	1.867%, 2/3/2020[g]	24,431
	Toronto-Dominion Bank
55,000	1.542%, 1/22/2019[g]	55,315
60,000	1.586%, 12/14/2020[g]	60,323
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	64,515
	USB Realty Corporation
295,000	1.827%, 12/29/2049[g,h,k]	252,225
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	73,416
	Wells Fargo & Company
41,000	1.432%, 1/30/2020[g]	40,978
45,000	2.100%, 7/26/2021	45,207

	Total	12,071,716

Foreign Government (7.6%)
	Argentina Government International Bond
310,000	6.250%, 4/22/2019[h]	328,600
150,000	6.875%, 4/22/2021[h]	161,400
175,000	7.625%, 4/22/2046[h]	186,375
	Brazil Government International Bond
224,000	5.875%, 1/15/2019	244,720
447,000	4.875%, 1/22/2021	474,491
620,000	2.625%, 1/5/2023	571,330
122,000	6.000%, 4/7/2026	134,688
112,000	7.125%, 1/20/2037	129,472
590,000	5.000%, 1/27/2045	539,260
235,000	5.625%, 2/21/2047	227,656
	Colombia Government International Bond
340,000	2.625%, 3/15/2023	328,950
330,000	4.000%, 2/26/2024[f]	343,200
180,000	5.625%, 2/26/2044	197,550
570,000	5.000%, 6/15/2045	585,675
	Croatia Government International Bond
112,000	6.750%, 11/5/2019[h]	122,693
460,000	6.625%, 7/14/2020[h]	506,400
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	40,683
	Hungary Government International Bond
524,000	5.750%, 11/22/2023	602,993
538,000	5.375%, 3/25/2024	608,011
	Indonesia Government International Bond
360,000	4.875%, 5/5/2021[h]	395,227
380,000	3.375%, 4/15/2023[h]	387,367
384,000	5.875%, 1/15/2024[h]	449,081
350,000	4.125%, 1/15/2025[h]	370,799
264,000	4.750%, 1/8/2026[h]	293,860
705,000	5.125%, 1/15/2045[h]	792,769
	Mexico Government International Bond
316,000	3.625%, 3/15/2022	333,696

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Foreign Government (7.6%) - continued
$400,000	4.000%, 10/2/2023	$430,400
434,000	3.600%, 1/30/2025	454,072
372,000	4.125%, 1/21/2026[f]	403,992
128,000	6.050%, 1/11/2040	161,600
316,000	4.750%, 3/8/2044	338,120
256,000	5.550%, 1/21/2045	307,200
448,000	4.600%, 1/23/2046	471,520
	Panama Government International Bond
265,000	4.000%, 9/22/2024	286,200
265,000	3.750%, 3/16/2025	281,562
128,000	6.700%, 1/26/2036	173,280
	Peru Government International Bond
122,000	5.625%, 11/18/2050	154,635
676,000	4.125%, 8/25/2027	750,360
	Philippines Government International Bond
245,000	7.750%, 1/14/2031	384,318
140,000	6.375%, 10/23/2034	207,582
124,000	5.000%, 1/13/2037	165,131
248,000	3.950%, 1/20/2040	292,809
520,000	3.700%, 3/1/2041	597,764
	Romania Government International Bond
252,000	4.375%, 8/22/2023[h]	273,609
120,000	4.875%, 1/22/2024[h]	134,717
	Russia Government International Bond
256,000	3.500%, 1/16/2019[h]	261,298
1,000,000	5.000%, 4/29/2020[h]	1,065,000
655,000	4.875%, 9/16/2023[h]	709,326
361,600	7.500%, 3/31/2030[h]	441,756
384,000	5.625%, 4/4/2042[h]	421,440
	South Africa Government International Bond
315,000	5.500%, 3/9/2020	342,191
275,000	5.875%, 5/30/2022	309,581
62,000	5.375%, 7/24/2044	67,165
	Turkey Government International Bond
384,000	7.500%, 11/7/2019	428,648
280,000	7.000%, 6/5/2020	310,038
525,000	5.125%, 3/25/2022	546,598
256,000	6.250%, 9/26/2022	280,911
128,000	5.750%, 3/22/2024	137,705
525,000	4.250%, 4/14/2026	508,384
255,000	4.875%, 10/9/2026	259,014
470,000	4.875%, 4/16/2043	434,261
387,000	6.625%, 2/17/2045	447,565

	Total	22,596,698

Mortgage-Backed Securities (4.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,250,000	3.000%, 8/1/2031[d]	1,312,227
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 8/1/2045[d]	1,070,508
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,550,000	2.500%, 8/1/2031[d]	1,605,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Mortgage-Backed Securities (4.9%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$850,000	4.500%, 8/1/2045[d]	$926,889
5,850,000	3.500%, 8/1/2046[d]	6,178,606
3,150,000	4.000%, 8/1/2046[d]	3,377,022

	Total	14,470,652

Technology (1.1%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[h]	161,700
	Apple, Inc.
60,000	0.927%, 5/6/2020[g]	59,406
	Automatic Data Processing, Inc.
60,000	2.250%, 9/15/2020	62,552
	Cisco Systems, Inc.
55,000	1.254%, 2/21/2018[g]	55,324
60,000	1.173%, 3/1/2019[g]	60,256
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[h]	372,324
	Diamond 1 Finance Corporation
50,000	3.480%, 6/1/2019[h]	51,431
	Equinix, Inc.
200,000	5.750%, 1/1/2025	212,500
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	90,970
60,000	3.625%, 10/15/2020	63,660
	First Data Corporation
200,000	5.375%, 8/15/2023[h]	205,250
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[h]	211,200
	Hewlett Packard Enterprise Company
60,000	3.600%, 10/15/2020[h]	63,282
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[h]	196,698
	Intel Corporation
60,000	3.100%, 7/29/2022	64,620
	Intel Corporation, Convertible
180,000	2.950%, 12/15/2035	236,362
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	135,734
	Micron Technology, Inc., Convertible
110,000	2.375%, 5/1/2032	164,244
180,000	3.000%, 11/15/2043	145,125
	NXP Semiconductors NV, Convertible
203,000	1.000%, 12/1/2019	225,584
	Oracle Corporation
60,000	2.500%, 5/15/2022	61,707
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[h]	298,700
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	61,031
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	106,960

	Total	3,366,620

Transportation (0.3%)
	Air Canada Pass Through Trust
19,401	3.875%, 3/15/2023[h]	18,698
	American Airlines Pass Through Trust
38,358	4.950%, 1/15/2023	42,001
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[f,h]	284,563

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Transportation (0.3%) - continued
	Continental Airlines, Inc.
$130,663	6.250%, 4/11/2020	$140,136
	Delta Air Lines, Inc.
53,316	4.950%, 5/23/2019	56,582
	ERAC USA Finance, LLC
50,000	2.600%, 12/1/2021[h]	51,391
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	62,536
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[h]	78,110
	US Airways Pass Through Trust
87,154	3.950%, 11/15/2025	91,730
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[f,h]	198,000

	Total	1,023,747

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
375,000	1.875%, 6/30/2020	388,696
360,000	2.125%, 6/30/2022	379,589
1,250,000	1.625%, 2/15/2026	1,268,521

	Total	2,036,806

Utilities (0.9%)
	AES Corporation
187,750	7.375%, 7/1/2021	213,096
	Ameren Corporation
60,000	2.700%, 11/15/2020	62,390
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,760
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	90,518
	Calpine Corporation
180,000	5.375%, 1/15/2023	179,550
	DTE Energy Company
88,000	2.400%, 12/1/2019	90,388
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022	156,800
	El Paso Corporation
46,000	7.000%, 6/15/2017	47,841
	Electricite de France SA
250,000	5.250%, 12/29/2049[h,k]	243,750
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019[h]	25,351
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	291,570
	Eversource Energy
30,000	1.600%, 1/15/2018	30,197
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	48,591
25,000	2.950%, 1/15/2020	25,706
	MPLX, LP
305,000	4.875%, 12/1/2024[h]	302,039
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	50,882
	NiSource Finance Corporation
36,000	6.400%, 3/15/2018	38,874
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	189,252
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	60,185
	PG&E Corporation
49,000	2.400%, 3/1/2019	50,068
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	51,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (32.1%)	Value

Utilities (0.9%) - continued
	Sempra Energy
$92,000	6.150%, 6/15/2018	$99,639
25,000	2.400%, 3/15/2020	25,527
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,647
	Southern Company
45,000	1.850%, 7/1/2019	45,537
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	59,962

	Total	2,535,748

	Total Long-Term Fixed Income (cost $93,443,858)	95,095,404

Shares	Registered Investment Companies (2.6%)	Value

Equity Funds/ETFs (1.5%)
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	161,671
14,100	BlackRock Resources & Commodities Strategy Trust	112,518
6,250	Guggenheim Multi-Asset Income ETF	122,812
6,000	iShares MSCI EAFE Index Fund	348,120
43,240	Materials Select Sector SPDR Fund[f]	2,106,653
27,840	Utilities Select Sector SPDR Fund[f]	1,451,021
300	Vanguard REIT ETF	27,735

	Total	4,330,530

Fixed Income Funds/ETFs (1.1%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	370,851
20,150	Doubleline Income Solutions Fund	390,305
11,232	First Trust High Income Long/Short Fund	171,962
66,849	MFS Intermediate Income Trust	307,505
24,364	PIMCO Dynamic Credit Income Fund	485,087
54,598	Templeton Global Income Fund	353,249
8,345	Vanguard Short-Term Corporate Bond ETF	675,361
24,853	Western Asset Emerging Markets Debt Fund, Inc.	404,110
38,627	Western Asset High Income Opportunity Fund, Inc.	195,453

	Total	3,353,883

	Total Registered Investment Companies (cost $7,116,502)	7,684,413

Shares	Preferred Stock (1.5%)	Value

Consumer Staples (0.1%)
1,175	Bunge, Ltd., Convertible[k]	117,382
10,600	CHS, Inc., 7.100%[k]	321,392

	Total	438,774

Financials (1.2%)
2,826	Agribank FCB, 6.875%[k]	305,120
5,300	American Tower Corporation, Convertible, 5.500%	586,445
12,465	Citigroup, Inc., 6.875%[k]	371,083
2,200	Cobank ACB, 6.250%[k]	227,700
7,200	Countrywide Capital V, 7.000%	183,312
11,000	GMAC Capital Trust I, 6.402%[g]	279,620
12,400	Goldman Sachs Group, Inc., 5.500%[k]	335,668
430	M&T Bank Corporation, 6.375%[k]	447,200
10,600	Morgan Stanley, 7.125%[k]	319,696

Shares	Preferred Stock (1.5%)	Value

Financials (1.2%) - continued
7,155	U.S. Bancorp, 6.500%[k]	$219,444
265	Wells Fargo & Company, Convertible, 7.500%[k]	352,784

	Total	3,628,072

Health Care (0.2%)
255	Allergan plc, Convertible, 5.500%	227,587
250	Teva Pharmaceutical Industries, Ltd., Convertible, 7.000%	222,000

	Total	449,587

	Total Preferred Stock (cost $4,158,726)	4,516,433

Shares	Collateral Held for Securities Loaned (2.6%)	Value

7,698,990	Thrivent Cash Management Trust	7,698,990

	Total Collateral Held for Securities Loaned (cost $7,698,990)	7,698,990

Shares or Principal Amount	Short-Term Investments (8.7%)[l]	Value

	Federal Home Loan Bank Discount Notes
300,000	0.365%, 10/7/2016[m]	299,824
200,000	0.375%, 10/21/2016[m]	199,858
	Thrivent Core Short-Term Reserve Fund
2,527,766	0.620%	25,277,664

	Total Short-Term Investments (cost $25,777,280)	25,777,346

	Total Investments (cost $304,767,274) 107.8%	$319,264,232

	Other Assets and Liabilities, Net (7.8%)	(23,148,068)

	Total Net Assets 100.0%	$296,116,164

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Non-income producing security.
f	All or a portion of the security is on loan.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $19,995,379 or 6.8% of total net assets.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of July 29, 2016 was $2,798,587 or 0.9% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$239,124
Bayview Opportunity Master Fund
Trust, 7/28/2034	11/12/2014	197,218
Digicel, Ltd., 4/15/2021	8/19/2013	287,154
Marlette Funding Trust, 10/15/2021	7/20/2016	399,880
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	449,999
Pretium Mortgage Credit Partners I, LLC, 7/25/2031	6/17/2016	245,369
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	127,097
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	150,000
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	300,000
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	123,810
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	344,913

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of July 29, 2016:

Securities Lending Transactions

Common Stock	$5,061,936
Taxable Debt Security	2,354,255

Total lending	$7,416,191
Gross amount payable upon return of collateral for securities loaned	$7,698,990

Net amounts due to counterparty	$282,799

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,069,667
Gross unrealized depreciation	(8,572,709)

Net unrealized appreciation (depreciation)	$14,496,958
Cost for federal income tax purposes	$304,767,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Balanced Income Plus Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,429,864	–	3,212,475	217,389
Capital Goods	1,381,268	–	1,381,268	–
Communications Services	11,952,884	–	10,916,678	1,036,206
Consumer Cyclical	8,250,712	–	7,951,462	299,250
Consumer Non-Cyclical	7,616,128	–	7,029,276	586,852
Energy	2,602,733	–	1,712,286	890,447
Financials	2,494,651	–	2,494,651	–
Technology	3,990,129	–	3,990,129	–
Transportation	1,342,077	–	1,073,894	268,183
Utilities	825,572	–	825,572	–
Common Stock
Consumer Discretionary	20,843,402	14,578,090	6,265,312	–
Consumer Staples	7,868,763	4,285,784	3,582,979	–
Energy	9,091,231	6,460,374	2,630,857	–
Financials	39,805,729	31,659,151	8,146,578	–
Health Care	15,240,423	11,393,543	3,846,880	–
Industrials	13,910,158	8,749,803	5,160,355	–
Information Technology	19,434,293	18,364,619	1,069,674	–
Materials	4,085,956	1,434,989	2,650,967	–
Telecommunications Services	1,772,181	643,132	1,129,049	–
Utilities	2,553,492	1,170,503	1,382,989	–
Long-Term Fixed Income
Asset-Backed Securities	4,362,812	–	4,062,812	300,000
Basic Materials	1,683,820	–	1,683,820	–
Capital Goods	2,916,723	–	2,916,723	–
Collateralized Mortgage Obligations	11,200,954	–	10,750,954	450,000
Communications Services	4,496,198	–	4,496,198	–
Consumer Cyclical	4,863,541	–	4,863,541	–
Consumer Non-Cyclical	4,789,925	–	4,789,925	–
Energy	2,679,444	–	2,679,444	–
Financials	12,071,716	–	10,503,072	1,568,644
Foreign Government	22,596,698	–	22,596,698	–
Mortgage-Backed Securities	14,470,652	–	14,470,652	–
Technology	3,366,620	–	3,366,620	–
Transportation	1,023,747	–	1,023,747	–
U.S. Government and Agencies	2,036,806	–	2,036,806	–
Utilities	2,535,748	–	2,535,748	–
Registered Investment Companies
Equity Funds/ETFs	4,330,530	4,330,530	–	–
Fixed Income Funds/ETFs	3,353,883	3,353,883	–	–
Preferred Stock
Consumer Staples	438,774	438,774	–	–
Financials	3,628,072	2,648,052	980,020	–
Health Care	449,587	222,000	227,587	–
Short-Term Investments	499,682	–	499,682	–
Subtotal Investments in Securities	$286,287,578	$109,733,227	$170,937,380	$5,616,971

Other Investments*	Total
Short-Term Investments	25,277,664
Collateral Held for Securities Loaned	7,698,990
Subtotal Other Investments	$32,976,654
Total Investments at Value	$319,264,232

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	281,768	281,768	–	–
Total Asset Derivatives	$281,768	$281,768	$–	$–

Liability Derivatives
Futures Contracts	294,590	294,590	–	–
Total Liability Derivatives	$294,590	$294,590	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $499,682 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(52)	September 2016	($6,786,959)	($6,918,438)	($131,479)
CBOT 2-Yr. U.S. Treasury Note	(66)	September 2016	(14,388,111)	(14,454,000)	(65,889)
CBOT 5-Yr. U.S. Treasury Note	14	September 2016	1,681,028	1,708,219	27,191
CBOT U.S. Long Bond	(3)	September 2016	(489,225)	(523,313)	(34,088)
CME E-mini S&P 500 Index	24	September 2016	2,538,473	2,601,840	63,367
CME S&P 500 Index	(11)	September 2016	(5,923,454)	(5,962,550)	(39,096)
CME Ultra Long Term U.S. Treasury Bond	12	September 2016	2,095,165	2,286,375	191,210
Ultra 10-Yr. U.S. Treasury Note	(12)	September 2016	(1,730,399)	(1,754,437)	(24,038)
Total Futures Contracts					($12,822)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust- Collateral Investment	$8,831,966	$67,847,645	$68,980,621	7,698,990	$7,698,990	$44,462
Cash Management Trust- Short Term Investment	19,990,880	46,446,916	66,437,796	–	–	22,435
Core Short-Term Reserve	–	53,552,314	28,274,650	2,527,766	25,277,664	28,800
Total Value and Income Earned	$28,822,846				$32,976,654	$95,697

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (26.8%)[a]	Value

Basic Materials (2.3%)
	Alpha Natural Resources, Inc., Term Loan
$1,534,691	3.500%, 5/22/2020[b]	$836,407
	Chemours Company, Term Loan
770,000	0.000%, 5/12/2022[c,d]	747,285
	Fortescue Metals Group, Ltd., Term Loan
3,196,647	4.250%, 6/30/2019[c,d]	3,134,440
	Ineos US Finance, LLC, Term Loan
2,880,901	3.750%, 12/15/2020	2,868,311
	NewPage Corporation, Term Loan
433,246	9.500%, 7/26/2017	245,325
2,094,100	0.000%, 2/11/2021[b]	285,970
	Tronox Pigments BV, Term Loan
1,602,132	4.500%, 3/19/2020[c,d]	1,570,891

	Total	9,688,629

Capital Goods (0.7%)
	Accudyne Industries, LLC, Term Loan
1,277,688	4.000%, 12/13/2019	1,189,311
	ADS Waste Holdings, Inc., Term Loan
825,650	3.750%, 10/9/2019	824,444
	Berry Plastics Group, Inc., Term Loan
251,550	3.500%, 2/8/2020	252,121
	Rexnord, LLC, Term Loan
812,148	4.000%, 8/21/2020	811,263

	Total	3,077,139

Communications Services (8.1%)
	Atlantic Broadband Penn, LLC, Term Loan
523,236	3.250%, 11/30/2019	523,074
	Birch Communication Inc., Term Loan
1,703,773	7.750%, 7/17/2020	1,363,018
	Block Communications, Inc., Term Loan
1,591,917	4.000%, 11/7/2021	1,595,897
	Charter Communications Operating, LLC, Term Loan
778,050	3.500%, 1/24/2023	781,162
	Cincinnati Bell, Inc., Term Loan
1,314,948	4.000%, 9/10/2020	1,312,897
	FairPoint Communications, Inc., Term Loan
1,591,026	7.500%, 2/14/2019	1,591,424
	Grande Communications Networks, LLC, Term Loan
2,216,518	4.500%, 5/29/2020	2,208,206
	Hargray Communications Group, Inc., Term Loan
1,570,249	5.250%, 6/26/2019	1,574,174
	Integra Telecom Holdings, Inc., Term Loan
1,058,669	5.250%, 8/14/2020	1,048,082
	Intelsat Jackson Holdings SA, Term Loan
600,000	3.750%, 6/30/2019	568,128
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,255,625
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	4.500%, 1/7/2022	2,243,014

Principal Amount	Bank Loans (26.8%)[a]	Value

Communications Services (8.1%) - continued
	LTS Buyer, LLC, Term Loan
$1,595,526	4.000%, 4/13/2020	$1,593,531
	NEP/NCP Holdco, Inc., Term Loan
2,030,160	4.250%, 1/22/2020	2,014,933
	Numericable US, LLC, Term Loan
980,075	4.752%, 2/10/2023	980,487
1,321,687	5.002%, 1/15/2024[c,d]	1,323,009
	SBA Senior Finance II, LLC, Term Loan
730,075	3.250%, 3/24/2021	730,258
376,200	3.250%, 6/10/2022	375,967
	TNS, Inc., Term Loan
1,209,366	5.000%, 2/14/2020	1,209,366
	Univision Communications, Inc., Term Loan
1,916,176	4.000%, 3/1/2020	1,914,988
	Virgin Media Investment Holdings, Ltd., Term Loan
1,538,539	3.649%, 6/30/2023	1,531,493
	WideOpenWest Finance, LLC, Term Loan
1,242,417	4.500%, 4/1/2019	1,242,727
	WMG Acquisition Corporation, Term Loan
553,338	3.750%, 7/1/2020	551,462
	XO Communications, LLC, Term Loan
537,625	4.250%, 3/20/2021	536,953
	Yankee Cable Acquisition, LLC, Term Loan
1,262,991	4.250%, 3/1/2020	1,262,675
	Zayo Group, LLC, Term Loan
2,006,852	3.750%, 5/6/2021	2,005,427

	Total	34,337,977

Consumer Cyclical (4.2%)
	Amaya BV, Term Loan
2,401,203	5.000%, 8/1/2021	2,371,188
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,452,029	3.500%, 8/13/2021	1,453,393
	Cengage Learning Acquisitions, Term Loan
2,240,000	5.250%, 6/7/2023[c,d]	2,234,400
	Ceridian HCM Holding, Inc., Term Loan
863,962	4.500%, 9/15/2020	829,404
	Golden Nugget, Inc., Delayed Draw
219,600	5.500%, 11/21/2019	220,698
	Golden Nugget, Inc., Term Loan
512,400	5.500%, 11/21/2019	514,962
	IMG Worldwide, Inc., Term Loan
1,627,332	5.250%, 5/6/2021	1,624,892
700,000	8.250%, 5/6/2022	698,250
	KAR Auction Services, Inc., Term Loan
1,496,250	4.250%, 3/9/2023	1,508,100
	Marina District Finance Company, Inc., Term Loan
717,474	6.500%, 8/15/2018	716,577
	Mohegan Tribal Gaming Authority, Term Loan
1,601,647	5.500%, 6/15/2018	1,598,444
	Scientific Games International, Inc., Term Loan
2,227,875	6.000%, 10/18/2020	2,225,090

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (26.8%)[a]	Value

Consumer Cyclical (4.2%) - continued
$771,086	6.000%, 10/1/2021	$770,122
	Seminole Hard Rock Entertainment, Inc., Term Loan
924,635	3.500%, 5/14/2020	922,906
	Seminole Indian Tribe of Florida, Term Loan
200,850	3.000%, 4/29/2020	201,252

	Total	17,889,678

Consumer Non-Cyclical (4.5%)
	Albertson's, LLC, Term Loan
598,500	4.750%, 12/21/2022	601,409
1,550,000	4.750%, 6/22/2023[c,d]	1,559,362
	Catalina Marketing Corporation, Term Loan
691,900	4.500%, 4/9/2021	588,980
	CHS/Community Health Systems, Inc., Term Loan
860,594	3.750%, 1/27/2021	846,204
1,583,469	4.000%, 1/27/2021	1,563,185
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,164,150	3.750%, 9/26/2022	1,151,053
	JBS USA, LLC, Term Loan
1,034,800	4.000%, 10/30/2022	1,034,365
	LTF Merger Sub, Inc., Term Loan
1,371,150	4.250%, 6/10/2022	1,367,434
	Mallinckrodt International Finance SA, Term Loan
601,937	3.500%, 3/19/2021	600,432
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,810,000	5.000%, 5/4/2022	1,818,145
	MultiPlan, Inc., Term Loan
800,000	5.000%, 6/7/2023	808,000
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,866,787	4.750%, 6/30/2021	1,805,333
	Revlon Consumer Products Corporation, Term Loan
960,000	0.000%, 7/22/2023[c,d]	958,503
	Valeant Pharmaceuticals International, Inc., Term Loan
4,475,956	5.000%, 4/1/2022[c,d]	4,441,939

	Total	19,144,344

Energy (1.7%)
	Arch Coal, Inc., Term Loan
2,193,300	7.500%, 5/16/2018[b]	978,760
	Exgen Renewables I, LLC, Term Loan
1,115,811	5.250%, 2/8/2021	1,121,390
	Houston Fuel Oil Terminal, LLC, Term Loan
902,703	4.250%, 8/19/2021	871,109
	McJunkin Red Man Corporation, Term Loan
887,544	5.000%, 11/8/2019	873,681
	MEG Energy Corporation, Term Loan
1,205,759	3.750%, 3/31/2020	1,092,417
	Pacific Drilling SA, Term Loan
2,216,450	4.500%, 6/3/2018	592,900
	Targa Resources Partners, LP, Term Loan
605,000	5.750%, 2/27/2022	603,488

Principal Amount	Bank Loans (26.8%)[a]	Value

Energy (1.7%) - continued
	Western Refining, Inc., Term Loan
$522,321	5.250%, 11/12/2020	$504,040
385,000	5.500%, 6/23/2023	373,612

	Total	7,011,397

Financials (1.4%)
	Harland Clarke Holdings Corporation, Term Loan
748,471	7.000%, 5/22/2018	729,138
1,230,000	7.000%, 12/31/2019[c,d]	1,193,100
	MoneyGram International, Inc., Term Loan
1,600,000	0.000%, 3/27/2020[c,d]	1,510,000
	TransUnion, LLC, Term Loan
1,099,692	3.500%, 4/9/2021	1,098,713
	WaveDivision Holdings, LLC, Term Loan
1,506,097	4.000%, 10/15/2019	1,503,461

	Total	6,034,412

Technology (2.9%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
3,132,035	4.250%, 2/1/2023	3,131,534
	First Data Corporation, Term Loan
2,282,348	4.488%, 3/24/2021	2,292,687
380,000	4.238%, 7/8/2022	381,056
	Micron Technology, Inc., Term Loan
405,000	6.640%, 4/26/2022	408,949
	ON Semiconductor Corporation, Term Loan
2,575,000	5.250%, 3/31/2023	2,603,969
	SS&C European Holdings SARL, Term Loan
38,714	4.000%, 7/8/2022	38,907
298,803	4.000%, 7/8/2022	300,297
	Western Digital Corporation, Term Loan
3,200,000	6.250%, 4/29/2023	3,229,344

	Total	12,386,743

Transportation (0.7%)
	OSG Bulk Ships, Inc., Term Loan
1,393,071	5.250%, 8/5/2019	1,373,917
	XPO Logistics, Inc., Term Loan
1,442,750	5.500%, 11/1/2021	1,455,821

	Total	2,829,738

Utilities (0.3%)
	Calpine Corporation, Term Loan
251,505	3.500%, 5/27/2022	250,625
	Intergen NV, Term Loan
979,638	5.500%, 6/12/2020	889,021

	Total	1,139,646

	Total Bank Loans (cost $119,367,705)	113,539,703

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Asset-Backed Securities (4.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
717,723	0.628%, 7/25/2036[e]	632,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Asset-Backed Securities (4.3%) - continued
	Bayview Opportunity Master Fund Trust
$243,739	3.623%, 4/28/2030[f]	$242,221
285,584	3.228%, 7/28/2034*,g	285,058
615,857	3.721%, 2/28/2035*	615,470
739,487	3.721%, 7/28/2035[f,g]	737,356
	CAM Mortgage, LLC
200,339	3.500%, 7/15/2064*,g	200,302
	Citi Held For Asset Issuance
754,672	4.480%, 8/15/2022*	762,478
	Credit Based Asset Servicing and Securitization, LLC
659,972	3.455%, 12/25/2036[g]	495,130
	DRB Prime Student Loan Trust
492,433	2.890%, 6/25/2040[f]	494,063
	Earnest Student Loan Program
1,000,000	2.680%, 7/25/2035[f]	994,067
	First Horizon ABS Trust
362,897	0.648%, 10/25/2034[e,h]	332,570
	GMAC Mortgage Corporation Loan Trust
734,422	0.953%, 8/25/2035[e,h]	683,884
267,732	3.411%, 9/19/2035	251,574
929,506	0.633%, 12/25/2036[e,h]	831,244
	J.P. Morgan Mortgage Acquisition Trust
469,472	4.619%, 3/25/2047[g]	322,894
	Lehman XS Trust
654,510	5.440%, 8/25/2035[g]	576,579
	Marlette Funding Trust
1,250,000	3.060%, 10/15/2021*	1,251,193
	NCF Dealer Floorplan Master Trust
500,000	3.737%, 3/21/2022*,e	490,305
	NRZ Advance Receivables Trust Advance Receivables Backed
1,000,000	2.751%, 6/15/2049*	1,013,438
	Popular ABS Mortgage Pass-Through Trust
900,000	4.347%, 11/25/2035[g]	855,046
	Pretium Mortgage Credit Partners I, LLC
785,181	4.000%, 7/25/2031*,g	784,360
	Pretium Mortgage Credit Partners, LLC
691,552	4.125%, 10/27/2030*	693,067
	Renaissance Home Equity Loan Trust
1,326,322	5.608%, 5/25/2036[g]	851,820
946,608	5.285%, 1/25/2037[g]	503,110
	Sunset Mortgage Loan Company, LLC
571,937	4.459%, 9/18/2045*,g	572,621
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	168,000
	US Residential Opportunity Fund Trust
900,000	3.475%, 7/27/2036*	900,000
	Vericrest Opportunity Loan Transferee
446,349	3.375%, 10/25/2058*,g	443,582
670,586	3.500%, 6/26/2045[f]	667,176
	Wachovia Asset Securitization, Inc.
1,271,503	0.628%, 7/25/2037*,e,h	1,053,187

	Total	18,703,927

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Basic Materials (0.8%)
	Albemarle Corporation
$242,000	3.000%, 12/1/2019	$246,547
	ArcelorMittal SA
675,000	6.500%, 3/1/2021[i]	712,125
	Dow Chemical Company
136,000	8.550%, 5/15/2019	161,951
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[f]	247,614
559,000	7.000%, 2/15/2021[f]	498,796
	Glencore Funding, LLC
170,000	1.739%, 4/16/2018[e,f]	164,900
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	49
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	151,676
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[f]	725,605
	Novelis, Inc.
235,000	8.375%, 12/15/2017	239,994
325,000	8.750%, 12/15/2020	338,812

	Total	3,488,069

Capital Goods (1.9%)
	Berry Plastics Corporation
450,000	6.000%, 10/15/2022	477,563
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[f]	893,063
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[f]	831,826
	CNH Industrial Capital, LLC
1,000,000	4.375%, 11/6/2020[i]	1,028,780
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	697,781
	General Electric Company
260,000	5.000%, 12/29/2049[j]	280,150
	Huntington Ingalls Industries, Inc.
800,000	5.000%, 12/15/2021[f]	840,000
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	201,348
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	166,085
	Nortek, Inc.
469,079	8.500%, 4/15/2021	492,533
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[f]	564,300
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	217,492
	Sealed Air Corporation
545,000	4.875%, 12/1/2022[f]	572,931
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	878,949

	Total	8,142,801

Collateralized Mortgage Obligations (8.3%)
	Alternative Loan Trust
186,503	5.500%, 5/25/2035	186,064
	American Home Mortgage Assets Trust
795,668	0.678%, 12/25/2046[e]	507,884
783,327	0.678%, 6/25/2047[e]	536,995
	Angel Oak Mortgage Trust
753,118	4.500%, 11/25/2045*,g	755,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Collateralized Mortgage Obligations (8.3%) - continued
	Banc of America Alternative Loan Trust
$700,054	6.000%, 11/25/2035	$618,808
532,936	1.288%, 5/25/2046[e]	370,758
	Banc of America Mortgage Securities, Inc.
384,428	2.868%, 9/25/2035	352,281
	Banc of America Mortgage Trust
301,794	3.230%, 7/25/2035	278,708
	Bayview Opportunity Master Fund Trust
1,000,000	3.475%, 7/28/2031[f]	1,000,000
	BCAP, LLC Trust
865,691	0.668%, 3/25/2037[e]	803,952
	Bear Stearns ALT-A Trust
582,303	3.004%, 10/25/2033	567,621
338,151	3.002%, 6/25/2034	333,506
	CHL Mortgage Pass-Through Trust
248,375	6.250%, 9/25/2036	213,617
426,527	6.000%, 4/25/2037	370,110
	CitiMortgage Alternative Loan Trust
366,983	5.750%, 4/25/2037	314,444
	Countrywide Alternative Loan Trust
435,332	6.500%, 8/25/2036	300,787
913,312	6.000%, 11/25/2036	760,690
655,890	6.000%, 1/25/2037	596,325
472,563	5.500%, 5/25/2037	390,087
344,925	7.000%, 10/25/2037	232,018
	Countrywide Home Loan Mortgage Pass Through Trust
356,602	2.738%, 11/25/2035	292,438
	Countrywide Home Loans, Inc.
299,110	2.787%, 3/20/2036	238,004
	Credit Suisse First Boston Mortgage Securities Corporation
290,170	5.250%, 10/25/2035	282,998
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
527,779	5.500%, 11/25/2035	522,566
348,711	1.225%, 4/25/2047[e]	296,501
642,023	0.708%, 8/25/2047[e]	526,406
	First Horizon Alternative Mortgage Securities Trust
859,971	2.759%, 7/25/2035	775,361
	GMAC Mortgage Corporation Loan Trust
501,796	3.406%, 5/25/2035	461,959
	Greenpoint Mortgage Funding Trust
338,116	0.688%, 10/25/2045[e]	265,034
	HarborView Mortgage Loan Trust
555,105	3.058%, 7/19/2035	479,786
409,107	3.094%, 12/19/2035	356,700
	IndyMac INDA Mortgage Loan Trust
960,102	3.418%, 8/25/2036	893,118
	IndyMac INDX Mortgage Loan Trust
562,991	2.987%, 10/25/2035	460,699
749,928	0.698%, 4/25/2046[e]	550,794
	J.P. Morgan Alternative Loan Trust
1,206,254	2.818%, 3/25/2036	1,011,098
609,153	6.500%, 3/25/2036	503,463
	J.P. Morgan Mortgage Trust
662,021	2.718%, 7/25/2035	645,908
450,364	3.177%, 8/25/2035	445,721
394,964	2.779%, 10/25/2036	355,670

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Collateralized Mortgage Obligations (8.3%) - continued
$478,835	2.802%, 1/25/2037	$425,805
	Lehman Mortgage Trust
190,796	6.000%, 1/25/2036	174,306
	Master Asset Securitization Trust
396,549	0.988%, 6/25/2036[e]	217,482
	Merrill Lynch Mortgage Investors Trust
640,719	6.250%, 8/25/2036	516,040
	Morgan Stanley Mortgage Loan Trust
477,019	2.848%, 11/25/2035	346,445
	MortgageIT Trust
780,352	0.748%, 12/25/2035[e]	699,659
710,387	0.688%, 4/25/2036[e]	525,268
	Pretium Mortgage Credit Partners, LLC
748,813	4.375%, 11/27/2030*	752,773
	Residential Accredit Loans, Inc. Trust
313,022	3.808%, 9/25/2035	257,019
693,467	5.750%, 9/25/2035	620,873
400,706	0.708%, 7/25/2036[e]	253,558
794,511	5.750%, 4/25/2037	665,825
594,088	6.250%, 4/25/2037	513,061
	Residential Asset Securitization Trust
532,927	6.240%, 8/25/2022	463,086
	Residential Funding Mortgage Security I Trust
588,059	6.000%, 7/25/2037	544,024
	Sequoia Mortgage Trust
894,323	3.109%, 9/20/2046	719,030
	Structured Adjustable Rate Mortgage Loan Trust
329,125	2.782%, 1/25/2035	271,208
469,122	3.130%, 7/25/2035	400,332
	Structured Asset Mortgage Investments, Inc.
1,056,874	0.798%, 12/25/2035[e]	755,283
891,479	0.698%, 5/25/2046[e]	622,781
	Sunset Mortgage Loan Company, LLC
450,000	3.844%, 7/16/2047*,g	450,000
	Vericrest Opportunity Loan Transferee
1,000,000	3.500%, 7/25/2046[f,g]	998,930
	WaMu Mortgage Pass Through Certificates
658,926	3.308%, 8/25/2036	595,644
597,958	2.011%, 1/25/2037	504,964
201,175	2.613%, 8/25/2046	174,913
742,464	1.415%, 9/25/2046[e]	613,347
997,125	1.185%, 1/25/2047[e]	896,884
673,078	1.195%, 1/25/2047[e]	524,519
	Washington Mutual Mortgage Pass-Through Certificates
628,618	1.205%, 2/25/2047[e]	443,157
	Wells Fargo Mortgage Backed Securities Trust
362,400	2.831%, 3/25/2036	342,377
462,803	3.015%, 7/25/2036	452,812
156,824	6.000%, 7/25/2037	156,525
182,646	6.000%, 7/25/2037	180,300

	Total	34,932,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Communications Services (3.3%)
	Altice US Finance I Corporation
$575,000	5.500%, 5/15/2026[f]	$595,125
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	869,963
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	148,169
	American Tower Corporation
170,000	2.800%, 6/1/2020	175,281
	AT&T, Inc.
171,000	5.875%, 10/1/2019	193,455
165,000	1.561%, 6/30/2020[e]	164,816
150,000	2.800%, 2/17/2021	154,992
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[f]	245,016
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	161,705
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[f]	907,300
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	533,750
110,000	7.500%, 4/1/2024[i]	117,425
	Charter Communications Operating, LLC
80,000	3.579%, 7/23/2020[f]	84,224
80,000	4.464%, 7/23/2022[f]	86,859
	Clear Channel Worldwide Holdings, Inc.
550,000	6.500%, 11/15/2022	569,250
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[f]	853,768
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	84,073
553,000	5.250%, 1/15/2023	632,997
	Digicel, Ltd.
779,079	6.000%, 4/15/2021*	723,570
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[f]	628,425
	Frontier Communications Corporation
780,000	8.875%, 9/15/2020	838,258
	Hughes Satellite Systems Corporation
338,000	6.500%, 6/15/2019	367,153
	Neptune Finco Corporation
365,000	10.875%, 10/15/2025[f]	427,050
	SFR Group SA
800,000	6.000%, 5/15/2022[f]	780,000
	Sprint Corporation
825,000	7.625%, 2/15/2025	736,313
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	223,684
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	551,906
	Univision Communications, Inc.
540,000	5.125%, 5/15/2023[f]	554,850
	UPCB Finance V, Ltd.
675,000	7.250%, 11/15/2021[f]	708,750
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020	580,017
238,000	4.500%, 9/15/2020	264,661

	Total	13,962,805

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Consumer Cyclical (3.1%)
	AmeriGas Finance, LLC
$290,000	5.625%, 5/20/2024	$300,150
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[f]	201,337
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	401,880
	Corrections Corporation of America
565,000	5.000%, 10/15/2022	591,131
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[f]	136,150
	eBay, Inc.
125,000	2.500%, 3/9/2018	127,312
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[f]	242,166
	Ford Motor Credit Company, LLC
203,000	5.000%, 5/15/2018	214,611
250,000	2.597%, 11/4/2019	255,417
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	481,333
364,000	4.375%, 9/25/2021	389,901
	GLP Capital, LP
800,000	4.875%, 11/1/2020	846,096
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	699,496
	Home Depot, Inc.
160,000	1.023%, 9/15/2017[e]	160,520
160,000	2.625%, 6/1/2022	168,402
	Hyundai Capital America
195,000	1.450%, 2/6/2017[f]	195,115
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[f]	434,563
376,000	5.625%, 2/1/2023[f]	396,210
	KB Home
412,000	4.750%, 5/15/2019	421,270
	L Brands, Inc.
376,000	6.625%, 4/1/2021	431,460
	Lennar Corporation
740,000	4.750%, 11/15/2022	777,000
	Macy's Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	264,412
	MGM Resorts International
825,000	6.000%, 3/15/2023[i]	892,551
	Newell Rubbermaid, Inc.
125,000	3.150%, 4/1/2021	131,106
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	165,918
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	859,010
	Six Flags Entertainment Corporation
550,000	5.250%, 1/15/2021[f]	566,500
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	280,060
	Visa, Inc.
160,000	2.200%, 12/14/2020	165,140
	Walgreens Boots Alliance, Inc.
125,000	1.750%, 5/30/2018	126,070
125,000	2.600%, 6/1/2021	128,069
	West Corporation
800,000	5.375%, 7/15/2022[f]	746,000
	Yum! Brands, Inc.
870,000	5.000%, 6/1/2024[f]	909,150

	Total	13,105,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Consumer Non-Cyclical (3.2%)
	Actavis Funding SCS
$100,000	1.911%, 3/12/2020[e]	$100,287
	Amgen, Inc.
170,000	2.125%, 5/1/2020	173,847
	Anheuser-Busch InBev Finance, Inc.
225,000	1.897%, 2/1/2021[e]	231,258
	B&G Foods, Inc.
340,000	4.625%, 6/1/2021	349,350
	BAT International Finance plc
160,000	1.163%, 6/15/2018[e,f]	159,687
	Becton, Dickinson and Company
182,000	1.450%, 5/15/2017	182,597
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	125,114
	Bunge Limited Finance Corporation
160,000	3.500%, 11/24/2020	167,254
	Cardinal Health, Inc.
160,000	1.950%, 6/15/2018	161,804
	Celgene Corporation
160,000	3.550%, 8/15/2022	170,803
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020[i]	341,927
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022	835,375
	CVS Health Corporation
136,000	2.250%, 12/5/2018	139,389
	EMD Finance, LLC
105,000	1.006%, 3/17/2017[e,f]	104,964
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[f]	814,000
	Express Scripts Holding Company
140,000	3.900%, 2/15/2022	151,683
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[f]	250,032
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[f]	527,714
	Gilead Sciences, Inc.
155,000	3.250%, 9/1/2022	165,277
	Grifols Worldwide Operations, Ltd.
750,000	5.250%, 4/1/2022	781,875
	HCA, Inc.
469,079	4.750%, 5/1/2023	489,015
285,000	5.250%, 6/15/2026	302,100
	JBS USA, LLC
855,000	5.750%, 6/15/2025[f]	833,625
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	92,298
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	168,331
	Merck & Company, Inc.
95,000	1.005%, 2/10/2020[e]	95,102
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	143,374
	Mylan NV
160,000	2.500%, 6/7/2019[f]	162,919
80,000	3.750%, 12/15/2020[f]	84,523
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024[f]	531,250
	Post Holdings, Inc.
850,000	5.000%, 8/15/2026[d,f]	847,344

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Consumer Non-Cyclical (3.2%) - continued
	Revlon Consumer Products Corporation
$469,079	5.750%, 2/15/2021	$476,115
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	91,984
	SABMiller plc
182,000	6.500%, 7/15/2018[f]	199,377
	Safeway, Inc.
55,000	3.400%, 12/1/2016	54,862
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	392,450
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	696,937
	Teva Pharmaceutical Finance Netherlands III BV
165,000	1.700%, 7/19/2019	165,986
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	568,425
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[f]	418,653
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[f]	465,000
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[f]	139,153

	Total	13,353,060

Energy (1.7%)
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	171,325
	Boardwalk Pipelines, LP
192,000	5.875%, 11/15/2016	194,022
	BP Capital Markets plc
155,000	1.676%, 5/3/2019	156,519
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	271,107
	Chevron Corporation
160,000	1.136%, 11/16/2018[e]	159,351
	Concho Resources, Inc.
859,079	6.500%, 1/15/2022	874,113
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023	511,500
	Ecopetrol SA
225,000	5.875%, 9/18/2023	235,125
	Enbridge, Inc.
118,000	1.136%, 6/2/2017[e,i]	116,506
	EQT Corporation
52,000	5.150%, 3/1/2018	53,320
134,000	8.125%, 6/1/2019	154,008
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	203,164
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	166,185
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[f]	265,080
	Occidental Petroleum Corporation
160,000	2.600%, 4/15/2022	164,398
	Pacific Drilling V, Ltd.
550,000	7.250%, 12/1/2017[f]	207,625
	Petrobras Global Finance BV
90,000	8.375%, 5/23/2021	95,152
	Petrobras International Finance Company
360,000	5.750%, 1/20/2020	359,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Energy (1.7%) - continued
	Petroleos Mexicanos
$77,000	5.500%, 2/4/2019[f]	$81,427
	Pioneer Natural Resources Company
56,000	3.450%, 1/15/2021	57,771
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	711,020
	Sabine Pass Liquefaction, LLC
805,000	5.625%, 3/1/2025	821,857
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[f]	167,835
	Shell International Finance BV
170,000	1.080%, 5/11/2020[e]	167,878
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	168,750
	Transcontinental Gas Pipe Line Company, LLC
150,000	7.850%, 2/1/2026[f]	187,216
	Weatherford International, Ltd.
590,000	8.250%, 6/15/2023[i]	550,175

	Total	7,271,745

Financials (6.2%)
	Abbey National Treasury Services plc
240,000	1.037%, 9/29/2017[e]	238,186
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	168,678
	AerCap Ireland Capital, Ltd.
430,000	3.950%, 2/1/2022	450,287
	Aetna, Inc.
160,000	1.900%, 6/7/2019	162,096
	Air Lease Corporation
244,000	2.125%, 1/15/2018	243,568
80,000	2.625%, 9/4/2018	80,896
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	548,775
	American Express Credit Corporation
160,000	1.706%, 9/14/2020[e]	161,409
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[f]	138,345
	BAC Capital Trust XIV
760,000	4.000%, 9/29/2049[e,j]	604,960
	Bank of America Corporation
268,000	5.700%, 5/2/2017	276,309
240,000	1.700%, 8/25/2017	240,866
484,000	1.717%, 3/22/2018[e]	487,520
420,000	5.650%, 5/1/2018	448,959
177,000	8.000%, 7/29/2049[j]	179,855
	Bank of Montreal
130,000	1.500%, 7/18/2019	130,547
	BB&T Corporation
202,000	2.050%, 6/19/2018	205,124
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	312,328
	BNP Paribas SA
208,000	2.375%, 9/14/2017	210,586
730,000	7.625%, 12/29/2049[f,j]	758,470
	Caisse Centrale Desjardins du Quebec
115,000	1.417%, 1/29/2018[e,f]	114,847
	Centene Escrow Corporation
500,000	5.625%, 2/15/2021	528,125
	Central Fidelity Capital Trust I
710,000	1.680%, 4/15/2027[e]	610,600

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Financials (6.2%) - continued
	CIT Group, Inc.
$450,000	3.875%, 2/19/2019	$459,000
	Citigroup, Inc.
363,000	1.850%, 11/24/2017	364,804
	CNA Financial Corporation
185,000	5.750%, 8/15/2021	214,179
	Credit Agricole SA
250,000	1.628%, 6/10/2020[e,f]	249,243
	Credit Suisse Group AG
588,000	7.500%, 12/29/2049[f,j]	608,580
	CyrusOne, LP
469,079	6.375%, 11/15/2022	491,360
	Discover Bank
70,000	8.700%, 11/18/2019	81,822
	Discover Financial Services
138,000	6.450%, 6/12/2017	143,367
	Duke Realty, LP
242,000	8.250%, 8/15/2019	286,303
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	320,622
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	141,322
228,000	7.500%, 2/15/2019	260,197
115,000	1.875%, 4/23/2020[e]	115,345
170,000	2.274%, 11/29/2023[e]	170,260
300,000	5.300%, 12/29/2049[j]	304,875
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	288,075
	HCP, Inc.
139,000	3.750%, 2/1/2019	144,318
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	138,862
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	156,984
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	208,445
	Hutchison Whampoa Finance CI, Ltd.
234,000	1.625%, 10/31/2017[f]	234,745
	Icahn Enterprises, LP
800,000	6.000%, 8/1/2020	798,000
	ILFC E-Capital Trust II
865,000	4.230%, 12/21/2065[e,f]	692,000
	ING Capital Funding Trust III
144,000	4.231%, 12/29/2049[e,j]	142,200
	International Lease Finance Corporation
420,000	5.875%, 4/1/2019	456,750
	Intesa Sanpaolo SPA
68,000	3.875%, 1/16/2018	69,591
201,000	3.875%, 1/15/2019	206,756
	J.P. Morgan Chase & Company
138,000	6.300%, 4/23/2019	155,360
75,000	2.250%, 1/23/2020	76,483
220,000	2.700%, 5/18/2023	223,387
136,000	7.900%, 4/29/2049[j]	141,440
	KeyCorp
223,000	2.300%, 12/13/2018	226,849
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[f]	60,143
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	146,485
	Lloyds Bank plc
105,000	1.175%, 3/16/2018[e]	104,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Financials (6.2%) - continued
	Macquarie Bank, Ltd.
$150,000	1.860%, 1/15/2019[e,f]	$150,874
	MetLife, Inc.
244,000	1.903%, 12/15/2017	245,933
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[f]	191,340
	Morgan Stanley
238,000	6.625%, 4/1/2018	257,840
115,000	1.874%, 1/27/2020[e]	115,442
150,000	4.875%, 11/1/2022	165,612
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	569,250
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	392,655
	National City Corporation
140,000	6.875%, 5/15/2019	158,298
	New York Life Global Funding
160,000	1.550%, 11/2/2018[f]	161,351
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	138,466
	Quicken Loans, Inc.
550,000	5.750%, 5/1/2025[f]	545,188
	Realty Income Corporation
191,000	2.000%, 1/31/2018	192,490
	Regions Bank
250,000	7.500%, 5/15/2018	274,086
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	139,478
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	312,516
	Royal Bank of Scotland Group plc
848,000	7.640%, 3/29/2049[j]	809,840
638,000	7.648%, 8/29/2049[j]	748,055
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	165,896
225,000	2.500%, 7/15/2021	232,970
	SLM Corporation
150,000	4.625%, 9/25/2017	152,625
	Societe Generale SA
345,000	8.250%, 9/29/2049[j]	351,038
	State Street Capital Trust IV
1,000,000	1.653%, 6/15/2037[e]	860,000
	State Street Corporation
160,000	1.526%, 8/18/2020[e]	160,517
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	360,240
135,000	1.268%, 1/16/2018[e]	134,839
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	130,453
	Synchrony Financial
363,000	1.875%, 8/15/2017	363,530
75,000	1.867%, 2/3/2020[e]	73,294
	Toronto-Dominion Bank
150,000	1.542%, 1/22/2019[e]	150,858
160,000	1.586%, 12/14/2020[e]	160,861
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	172,039
	USB Realty Corporation
785,000	1.827%, 12/29/2049[e,f,j]	671,175
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	214,129
	Wells Fargo & Company
115,000	1.432%, 1/30/2020[e]	114,939

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Financials (6.2%) - continued
$120,000	2.100%, 7/26/2021	$120,552

	Total	26,342,295

Foreign Government (15.5%)
	Argentina Government International Bond
780,000	6.250%, 4/22/2019[f]	826,800
200,000	6.875%, 4/22/2021[f]	215,200
185,000	7.500%, 4/22/2026[f]	200,910
350,000	7.125%, 7/6/2036[f]	355,600
475,000	7.625%, 4/22/2046[f]	505,875
	Brazil Government International Bond
688,000	5.875%, 1/15/2019	751,640
1,303,000	4.875%, 1/22/2021	1,383,135
1,800,000	2.625%, 1/5/2023	1,658,700
355,000	6.000%, 4/7/2026	391,920
344,000	7.125%, 1/20/2037	397,664
1,620,000	5.000%, 1/27/2045	1,480,680
700,000	5.625%, 2/21/2047	678,125
	Colombia Government International Bond
1,010,000	2.625%, 3/15/2023	977,175
910,000	4.000%, 2/26/2024[i]	946,400
540,000	5.625%, 2/26/2044	592,650
1,650,000	5.000%, 6/15/2045	1,695,375
	Croatia Government International Bond
328,000	6.750%, 11/5/2019[f]	359,314
1,275,000	6.625%, 7/14/2020[f]	1,403,609
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	111,878
	Hungary Government International Bond
1,450,000	5.750%, 11/22/2023	1,668,588
1,452,000	5.375%, 3/25/2024	1,640,952
	Indonesia Government International Bond
1,140,000	4.875%, 5/5/2021[f]	1,251,551
1,100,000	3.375%, 4/15/2023[f]	1,121,325
1,116,000	5.875%, 1/15/2024[f]	1,305,142
900,000	4.125%, 1/15/2025[f]	953,483
744,000	4.750%, 1/8/2026[f]	828,152
2,170,000	5.125%, 1/15/2045[f]	2,440,154
	Mexico Government International Bond
910,000	3.625%, 3/15/2022	960,960
1,124,000	4.000%, 10/2/2023	1,209,424
1,290,000	3.600%, 1/30/2025	1,349,663
1,200,000	4.125%, 1/21/2026[i]	1,303,200
372,000	6.050%, 1/11/2040	469,650
910,000	4.750%, 3/8/2044	973,700
744,000	5.550%, 1/21/2045	892,800
1,302,000	4.600%, 1/23/2046	1,370,355
	Panama Government International Bond
725,000	4.000%, 9/22/2024	783,000
750,000	3.750%, 3/16/2025	796,875
372,000	6.700%, 1/26/2036	503,595
	Peru Government International Bond
350,000	5.625%, 11/18/2050	443,625
2,053,000	4.125%, 8/25/2027	2,278,830
	Philippines Government International Bond
675,000	7.750%, 1/14/2031	1,058,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Foreign Government (15.5%) - continued
$450,000	6.375%, 10/23/2034	$667,227
360,000	5.000%, 1/13/2037	479,413
720,000	3.950%, 1/20/2040	850,091
1,535,000	3.700%, 3/1/2041	1,764,555
	Romania Government International Bond
730,000	4.375%, 8/22/2023[f]	792,597
380,000	4.875%, 1/22/2024[f]	426,603
	Russia Government International Bond
744,000	3.500%, 1/16/2019[f]	759,396
3,000,000	5.000%, 4/29/2020[f]	3,195,000
1,820,000	4.875%, 9/16/2023[f]	1,970,951
1,050,900	7.500%, 3/31/2030[f]	1,283,853
1,116,000	5.625%, 4/4/2042[f]	1,224,810
	South Africa Government International Bond
900,000	5.500%, 3/9/2020	977,688
735,000	5.875%, 5/30/2022[i]	827,426
180,000	5.375%, 7/24/2044	194,994
	Turkey Government International Bond
1,116,000	7.500%, 11/7/2019	1,245,757
860,000	7.000%, 6/5/2020	952,259
1,450,000	5.125%, 3/25/2022	1,509,653
744,000	6.250%, 9/26/2022	816,397
372,000	5.750%, 3/22/2024	400,205
1,450,000	4.250%, 4/14/2026	1,404,108
745,000	4.875%, 10/9/2026	756,728
1,403,000	4.875%, 4/16/2043	1,296,316
919,000	6.625%, 2/17/2045	1,062,824

	Total	65,395,360

Mortgage-Backed Securities (8.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,250,000	3.000%, 8/1/2031[d]	2,362,009
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,050,000	4.000%, 8/1/2045[d]	3,265,049
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,050,000	2.500%, 8/1/2031[d]	5,230,498
2,000,000	3.000%, 8/1/2046[d]	2,081,250
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,650,000	4.500%, 8/1/2045[d]	3,980,171
11,550,000	3.500%, 8/1/2046[d]	12,198,785
7,812,500	4.000%, 8/1/2046[d]	8,375,549

	Total	37,493,311

Technology (1.7%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[f]	431,200
	Apple, Inc.
170,000	0.927%, 5/6/2020[e]	168,316
	Automatic Data Processing, Inc.
160,000	2.250%, 9/15/2020	166,807
	Baidu, Inc.
200,000	2.750%, 6/9/2019	203,260

Principal Amount	Long-Term Fixed Income (62.8%)	Value

Technology (1.7%) - continued
	Cisco Systems, Inc.
$140,000	1.254%, 2/21/2018[e]	$140,825
160,000	1.173%, 3/1/2019[e]	160,684
	Denali Borrower, LLC
800,000	5.625%, 10/15/2020[f]	839,040
	Diamond 1 Finance Corporation
125,000	3.480%, 6/1/2019[f]	128,578
	Equinix, Inc.
540,000	5.750%, 1/1/2025	573,750
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	235,921
160,000	3.625%, 10/15/2020	169,759
	First Data Corporation
550,000	5.375%, 8/15/2023[f]	564,437
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[f]	528,000
	Hewlett Packard Enterprise Company
165,000	3.600%, 10/15/2020[f]	174,025
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[f]	382,185
	Intel Corporation
220,000	1.700%, 5/19/2021	222,398
160,000	3.100%, 7/29/2022	172,320
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	382,584
	Oracle Corporation
170,000	2.500%, 5/15/2022	174,835
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[f]	787,950
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	172,921
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	213,920

	Total	6,993,715

Transportation (0.7%)
	Air Canada Pass Through Trust
63,054	3.875%, 3/15/2023[f]	60,768
	American Airlines Pass Through Trust
111,876	4.950%, 1/15/2023	122,504
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[f,i]	785,000
	Continental Airlines, Inc.
326,452	6.250%, 4/11/2020	350,120
	Delta Air Lines, Inc.
108,232	4.950%, 5/23/2019	114,862
	ERAC USA Finance, LLC
160,000	2.600%, 12/1/2021[f]	164,450
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	166,763
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	200,283
	US Airways Pass Through Trust
348,617	3.950%, 11/15/2025	366,919
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[f,i]	495,000

	Total	2,826,669

U.S. Government and Agencies (1.5%)
	U.S. Treasury Notes
860,000	1.875%, 6/30/2020	891,410
900,000	2.125%, 6/30/2022	948,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (62.8%)	Value

U.S. Government and Agencies (1.5%) - continued
$4,450,000	1.625%, 2/15/2026	$4,515,936

	Total	6,356,318

Utilities (1.7%)
	AES Corporation
469,079	7.375%, 7/1/2021	532,405
	Ameren Corporation
160,000	2.700%, 11/15/2020	166,374
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	97,063
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	246,867
	Calpine Corporation
675,000	5.375%, 1/15/2023	673,312
	DTE Energy Company
242,000	2.400%, 12/1/2019	248,566
	Dynegy Finance I, Inc.
775,000	7.375%, 11/1/2022	759,500
	El Paso Corporation
122,000	7.000%, 6/15/2017	126,883
	Electricite de France SA
660,000	5.250%, 12/29/2049[f,j]	643,500
	Emera U.S. Finance, LP
135,000	2.150%, 6/15/2019[f]	136,893
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	830,974
	Eversource Energy
80,000	1.600%, 1/15/2018	80,525
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	152,399
70,000	2.950%, 1/15/2020	71,975
	MPLX, LP
845,000	4.875%, 12/1/2024[f]	836,795
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	127,206
	NiSource Finance Corporation
97,000	6.400%, 3/15/2018	104,744
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	472,832
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	141,488
	PG&E Corporation
136,000	2.400%, 3/1/2019	138,965
	PSEG Power, LLC
143,000	3.000%, 6/15/2021	147,657
	Sempra Energy
244,000	6.150%, 6/15/2018	264,261
75,000	2.400%, 3/15/2020	76,581
	Southern California Edison Company
55,000	2.400%, 2/1/2022	56,779
	Southern Company
100,000	1.850%, 7/1/2019	101,193
	Xcel Energy, Inc.
170,000	1.200%, 6/1/2017	169,892

	Total	7,405,629

	Total Long-Term Fixed Income (cost $262,162,269)	265,773,427

Shares	Registered Investment Companies (5.1%)	Value

Equity Funds/ETFs (0.3%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	439,185

Shares	Registered Investment Companies (5.1%)	Value

Equity Funds/ETFs (0.3%) - continued
38,500	BlackRock Resources & Commodities Strategy Trust	$307,230
17,000	Guggenheim Multi-Asset Income ETF	334,050

	Total	1,080,465

Fixed Income Funds/ETFs (4.8%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	964,522
57,050	Doubleline Income Solutions Fund	1,105,058
29,204	First Trust High Income Long/Short Fund	447,113
171,926	MFS Intermediate Income Trust	790,860
61,304	PIMCO Dynamic Credit Income Fund	1,220,563
481,960	PowerShares Senior Loan Portfolio	11,181,472
141,898	Templeton Global Income Fund	918,080
24,235	Vanguard Short-Term Corporate Bond ETF	1,961,339
64,671	Western Asset Emerging Markets Debt Fund, Inc.	1,051,550
100,767	Western Asset High Income Opportunity Fund, Inc.	509,881

	Total	20,150,438

	Total Registered Investment Companies (cost $22,213,741)	21,230,903

Shares	Preferred Stock (1.7%)	Value

Consumer Staples (0.1%)
14,320	CHS, Inc., 7.100%[j]	434,182

	Total	434,182

Financials (1.6%)
7,320	Agribank FCB, 6.875%[j]	790,332
28,995	Citigroup, Inc., 6.875%[j]	863,181
5,700	Cobank ACB, 6.250%[j]	589,950
19,000	Countrywide Capital V, 7.000%	483,740
23,000	GMAC Capital Trust I, 6.402%[e]	584,660
24,100	Goldman Sachs Group, Inc., 5.500%[j]	652,387
580	M&T Bank Corporation, 6.375%[j]	603,200
28,300	Morgan Stanley, 7.125%[j]	853,528
19,266	U.S. Bancorp, 6.500%[j]	590,888
679	Wells Fargo & Company, Convertible, 7.500%[j]	903,926

	Total	6,915,792

	Total Preferred Stock (cost $6,763,419)	7,349,974

Shares	Common Stock (0.8%)	Value

Energy (0.1%)
3,297	Vantage Drilling International[k]	286,839

	Total	286,839

Financials (0.7%)
130,900	Apollo Investment Corporation	753,984
60,250	Ares Capital Corporation	912,185
26,700	Invesco Mortgage Capital, Inc.	384,480
51,300	Solar Capital, Ltd.	1,038,825

	Total	3,089,474

	Total Common Stock (cost $3,566,207)	3,376,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Collateral Held for Securities Loaned (1.9%)	Value

7,954,992	Thrivent Cash Management Trust	$7,954,992

	Total Collateral Held for Securities Loaned (cost $7,954,992)	7,954,992

Shares or Principal Amount	Short-Term Investments (12.1%)[l]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.370%, 9/14/2016[m]	99,969
200,000	0.410%, 9/21/2016[m]	199,915
400,000	0.370%, 10/12/2016[m]	399,748
	Thrivent Core Short-Term Reserve Fund
5,062,913	0.620%	50,629,131

	Total Short-Term Investments (cost $51,328,658)	51,328,763

	Total Investments (cost $473,356,991) 111.2%	$470,554,075

	Other Assets and Liabilities, Net (11.2%)	(47,434,475)

	Total Net Assets 100.0%	$423,119,600

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $59,773,560 or 14.1% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of July 29, 2016 was $11,746,561 or 2.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$751,533
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	284,870
Bayview Opportunity Master Fund Trust, 2/28/2035	9/1/2015	614,798
CAM Mortgage, LLC, 7/15/2064	6/24/2015	200,339
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	752,815
Digicel, Ltd., 4/15/2021	8/19/2013	778,959
Inmet Mining Corporation, 6/1/2020	8/19/2013	82
Marlette Funding Trust, 10/15/2021	7/20/2016	1,249,625
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	490,033
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	999,998
Pretium Mortgage Credit Partners I, LLC, 7/25/2031	6/17/2016	785,181
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	748,104
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	690,947
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	450,000
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	571,937
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	900,000
Vericrest Opportunity Loan Transferee, 10/25/2058	1/13/2016	440,212
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,271,503

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$7,688,044
Total lending	$7,688,044
Gross amount payable upon return of collateral for securities loaned	$7,954,992
Net amounts due to counterparty	$266,948

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,942,775
Gross unrealized depreciation	(11,745,691)

Net unrealized appreciation (depreciation)	($2,802,916)

Cost for federal income tax purposes	$473,356,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Opportunity Income Plus Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,688,629	–	8,852,222	836,407
Capital Goods	3,077,139	–	3,077,139	–
Communications Services	34,337,977	–	31,379,062	2,958,915
Consumer Cyclical	17,889,678	–	17,191,428	698,250
Consumer Non-Cyclical	19,144,344	–	19,144,344	–
Energy	7,011,397	–	5,536,800	1,474,597
Financials	6,034,412	–	6,034,412	–
Technology	12,386,743	–	12,386,743	–
Transportation	2,829,738	–	1,455,821	1,373,917
Utilities	1,139,646	–	1,139,646	–
Long-Term Fixed Income
Asset-Backed Securities	18,703,927	–	17,803,927	900,000
Basic Materials	3,488,069	–	3,488,069	–
Capital Goods	8,142,801	–	8,142,801	–
Collateralized Mortgage Obligations	34,932,217	–	33,482,217	1,450,000
Communications Services	13,962,805	–	13,962,805	–
Consumer Cyclical	13,105,506	–	13,105,506	–
Consumer Non-Cyclical	13,353,060	–	13,353,060	–
Energy	7,271,745	–	7,271,745	–
Financials	26,342,295	–	26,342,295	–
Foreign Government	65,395,360	–	65,395,360	–
Mortgage-Backed Securities	37,493,311	–	37,493,311	–
Technology	6,993,715	–	6,993,715	–
Transportation	2,826,669	–	2,826,669	–
U.S. Government and Agencies	6,356,318	–	6,356,318	–
Utilities	7,405,629	–	7,405,629	–
Registered Investment Companies
Fixed Income Funds/ETFs	20,150,438	20,150,438	–	–
Equity Funds/ETFs	1,080,465	1,080,465	–	–
Preferred Stock
Consumer Staples	434,182	434,182	–	–
Financials	6,915,792	4,932,310	1,983,482	–
Common Stock
Energy	286,839	286,839	–	–
Financials	3,089,474	3,089,474	–	–
Short-Term Investments	699,632	–	699,632	–

Subtotal Investments in Securities	$411,969,952	$29,973,708	$372,304,158	$9,692,086

Other Investments*	Total
Short-Term Investments	50,629,131
Collateral Held for Securities Loaned	7,954,992
Subtotal Other Investments	$58,584,123
Total Investments at Value	$470,554,075

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	521,111	521,111	–	–

Total Asset Derivatives	$521,111	$521,111	$–	$–

Liability Derivatives
Futures Contracts	831,387	831,387	–	–

Total Liability Derivatives	$831,387	$831,387	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents Opportunity Income Plus Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $699,632 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(207)	September 2016	($26,997,056)	($27,540,704)	($543,648)
CBOT 2-Yr. U.S. Treasury Note	(167)	September 2016	(36,374,178)	(36,573,000)	(198,822)
CBOT 5-Yr. U.S. Treasury Note	55	September 2016	6,604,038	6,710,860	106,822
CME S&P 500 Index	(16)	September 2016	(8,615,934)	(8,672,800)	(56,866)
CME Ultra Long Term U.S. Treasury Bond	26	September 2016	4,539,523	4,953,812	414,289
Ultra 10-Yr. U.S. Treasury Note	(16)	September 2016	(2,307,199)	(2,339,250)	(32,051)
Total Futures Contracts					($310,276)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$8,644,084	$58,058,484	$58,747,576	7,954,992	$7,954,992	$41,861
Cash Management Trust-Short Term Investment	54,752,388	92,704,684	147,457,072	–	–	54,787
Core Short-Term Reserve	–	106,469,963	55,840,832	5,062,913	50,629,131	59,409
Total Value and Income Earned	$63,396,472				$58,584,123	$156,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (92.2%)	Value

Brazil (11.1%)
34,980	Banco Bradesco SA ADR	$304,326
9,000	BRF SA	150,444
22,500	Lojas Renner SA	188,957
6,700	Multiplan Empreendimentos Imobiliarios SA	130,574
12,200	Ultrapar Participacoes SA	278,436
19,200	Vale SA ADR	110,400

	Total	1,163,137

Chile (1.2%)
6,300	Banco Santander Chile SA ADR	129,591

	Total	129,591

China (1.3%)
198,000	PetroChina Company, Ltd.	135,726

	Total	135,726

Hong Kong (11.9%)
53,000	AIA Group, Ltd.	330,147
27,500	China Mobile, Ltd.	340,547
66,000	Hang Lung Group, Ltd.	213,862
3,761	Hong Kong Exchanges and Clearing, Ltd.	93,116
18,000	Swire Pacific, Ltd.	215,710
18,600	Swire Properties, Ltd.	51,901

	Total	1,245,283

Hungary (1.3%)
6,500	Richter Gedeon Nyrt	137,399

	Total	137,399

India (14.3%)
40,000	Ambuja Cements, Ltd. GDR	161,976
2,500	Grasim Industries, Ltd. GDR	182,663
3,000	HDFC Bank, Ltd. ADR	207,810
31,445	ICICI Bank, Ltd. ADR	238,353
14,000	Infosys, Ltd. ADR	230,020
75,120	ITC, Ltd. GDR	283,879
3,600	Ultra Tech Cement, Ltd. GDR	199,828

	Total	1,504,529

Indonesia (5.0%)
684,500	Astra International Tbk PT	405,300
93,400	Indocement Tunggal Prakarsa Tbk PT	122,143

	Total	527,443

Luxembourg (1.3%)
5,100	Tenaris SA ADR	136,272

	Total	136,272

Malaysia (1.8%)
87,967	CIMB Group Holdings Berhad	94,949
20,000	Public Bank Berhad	95,876

	Total	190,825

Mexico (7.4%)
3,500	Fomento Economico Mexicano SAB de CV ADR	313,250
1,000	Grupo Aeroportuario del Sureste SAB de CV ADR	153,710
56,000	Grupo Financiero Banorte SAB de CV ADR	306,731

	Total	773,691

Philippines (4.1%)
315,000	Ayala Land, Inc.	264,250

Shares	Common Stock (92.2%)	Value

Philippines (4.1%) - continued
83,000	Bank of the Philippine Islands	$169,160

	Total	433,410

Poland (1.4%)
4,521	Bank Pekao SA	143,082

	Total	143,082

Portugal (1.3%)
8,200	Jeronimo Martins SGPS SA	137,342

	Total	137,342

Russia (4.2%)
5,200	Lukoil ADR	223,820
1,378	Magnit PJSC	213,334

	Total	437,154

South Africa (4.1%)
12,900	Massmart Holdings, Ltd.	134,759
11,496	MTN Group, Ltd.	116,202
27,400	Truworths International, Ltd.	176,353

	Total	427,314

South Korea (1.6%)
650	E-Mart Company, Ltd.	94,958
109	NAVER Corporation	69,159

	Total	164,117

Taiwan (4.9%)
31,000	Taiwan Mobile Company, Ltd.	106,879
75,000	Taiwan Semiconductor Manufacturing Company, Ltd.	405,127

	Total	512,006

Thailand (4.9%)
17,900	Siam Cement pcl	263,714
56,000	Siam Commercial Bank pcl	255,759

	Total	519,473

Turkey (4.4%)
62,900	Akbank TAS	162,551
8,075	BIM Birlesik Magazalar AS	149,379
59,500	Turkiye Garanti Bankasi AS	146,359

	Total	458,289

United Kingdom (2.8%)
5,100	BHP Billiton plc	64,324
1,827	SABMiller plc	106,200
16,246	Standard Chartered plc	129,905

	Total	300,429

United States (1.9%)
2,300	Yum! Brands, Inc.	205,666

	Total	205,666

	Total Common Stock (cost $10,351,410)	9,682,178

Shares	Preferred Stock (5.2%)	Value

South Korea (5.2%)
480	Samsung Electronics Company, Ltd.	542,556

	Total	542,556

	Total Preferred Stock (cost $480,537)	542,556

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.4%)[a]	Value

25,265	Thrivent Core Short-Term Reserve Fund 0.620%	$252,654

	Total Short-Term Investments (cost $252,654)	252,654

	Total Investments (cost $11,084,601) 99.8%	$10,477,388

	Other Assets and Liabilities, Net 0.2%	19,448

	Total Net Assets 100.0%	$10,496,836

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$624,105
Gross unrealized depreciation	(1,231,318)

Net unrealized appreciation (depreciation)	($607,213)

Cost for federal income tax purposes	$11,084,601

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Partner Emerging Markets Equity Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,071,234	205,666	865,568	–
Consumer Staples	1,488,587	313,250	1,175,337	–
Energy	774,254	136,272	637,982	–
Financials	3,468,302	880,080	2,588,222	–
Health Care	137,399	–	137,399	–
Industrials	369,420	153,710	215,710	–
Information Technology	704,306	230,020	474,286	–
Materials	1,105,048	472,204	632,844	–
Telecommunications Services	563,628	–	563,628	–
Preferred Stock
Information Technology	542,556	–	542,556	–

Subtotal Investments in Securities	$10,224,734	$2,391,202	$7,833,532	$–

Other Investments*	Total
Short-Term Investments	252,654
Subtotal Other Investments	$252,654
Total Investments at Value	$10,477,388

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015- July 29, 2016
Cash Management Trust-Short Term Investment	$210,247	$720,449	$930,696	–	$–	$132
Core Short-Term Reserve	–	642,294	389,640	25,265	252,654	196
Total Value and Income Earned	$210,247				$252,654	$328

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

SMALL CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (91.3%)	Value

Consumer Discretionary (8.8%)
79,234	Aaron's, Inc.	$1,897,654
77,306	Cedar Fair, LP	4,576,515
90,947	Core-Mark Holding Company, Inc.	4,452,765
56,510	G-III Apparel Group, Ltd.[a]	2,262,095
183,110	Houghton Mifflin Harcourt Company[a]	3,103,715
109,847	MDC Partners, Inc.[b]	1,401,648
292,760	Nutrisystem, Inc.	8,659,841
65,030	Oxford Industries, Inc.	3,718,415
65,590	Papa John's International, Inc.	4,850,381
67,300	Penn National Gaming, Inc.[a]	1,010,846
384,675	Tuesday Morning Corporation[a]	3,035,086
35,110	Zoe's Kitchen, Inc.[a,b]	1,247,809

	Total	40,216,770

Consumer Staples (2.3%)
26,100	AdvancePierre Foods Holdings, Inc.[a]	624,312
35,825	Casey's General Stores, Inc.	4,784,070
89,740	WhiteWave Foods Company[a]	4,979,673

	Total	10,388,055

Energy (4.9%)
450,300	Callon Petroleum Company[a]	5,128,917
190,000	Parsley Energy, Inc.[a]	5,416,900
187,140	RPC, Inc.[a,b]	2,711,659
40,000	RSP Permian, Inc.[a]	1,438,000
62,470	U.S. Silica Holdings, Inc.	2,153,341
535,985	WPX Energy, Inc.[a]	5,354,490

	Total	22,203,307

Financials (24.6%)
12,618	Affiliated Managers Group, Inc.[a]	1,852,070
87,690	Allied World Assurance Company Holdings AG	3,594,413
87,200	American Assets Trust, Inc.	4,000,736
130,085	Ameris Bancorp	4,313,619
98,980	Argo Group International Holdings, Ltd.	5,136,072
241,349	Assured Guaranty, Ltd.	6,465,740
60,990	BancorpSouth, Inc.	1,452,782
214,609	BBCN Bancorp, Inc.	3,298,540
256,426	CoBiz Financial, Inc.	3,166,861
367,230	Hanmi Financial Corporation	9,004,480
154,541	Horace Mann Educators Corporation	5,282,211
140,890	Houlihan Lokey, Inc.	3,230,608
17,055	Infinity Property & Casualty Corporation	1,399,192
432,881	Janus Capital Group, Inc.	6,536,503
23,120	Mid-America Apartment Communities, Inc.	2,451,182
119,950	PacWest Bancorp	4,959,933
136,060	Parkway Properties, Inc.	2,363,362
43,717	Pebblebrook Hotel Trust	1,296,209
120,500	Physicians Realty Trust	2,617,260
142,710	Primerica, Inc.[b]	7,350,992
113,682	Renasant Corporation	3,662,834
18,300	Sovran Self Storage, Inc.	1,873,371
146,075	Stifel Financial Corporation[a]	5,163,751
20,511	SVB Financial Group[a]	2,059,715
230,140	Synovus Financial Corporation	7,005,462
243,370	Talmer Bancorp, Inc.	5,115,637
198,030	Terreno Realty Corporation	5,515,136
106,060	United Community Banks, Inc.	2,040,594

	Total	112,209,265

Health Care (9.9%)
101,690	Akorn, Inc.[a]	3,480,849

Shares	Common Stock (91.3%)	Value

Health Care (9.9%) - continued
27,820	Align Technology, Inc.[a]	$2,480,153
47,730	Analogic Corporation	4,010,275
115,380	Depomed, Inc.[a,b]	2,188,759
44,910	Heska Corporation[a]	1,910,920
50,850	Neurocrine Biosciences, Inc.[a]	2,554,195
105,398	NuVasive, Inc.[a]	6,555,756
174,350	Omnicell, Inc.[a]	6,743,858
99,460	PerkinElmer, Inc.	5,661,263
38,150	Teleflex, Inc.	6,878,826
35,814	West Pharmaceutical Services, Inc.	2,875,148

	Total	45,340,002

Industrials (18.1%)
102,870	AZZ, Inc.	6,386,170
146,380	BWX Technologies, Inc.	5,388,248
72,687	CLARCOR, Inc.	4,525,493
59,240	Curtiss-Wright Corporation	5,271,768
123,017	EMCOR Group, Inc.	6,852,047
182,760	Granite Construction, Inc.	9,097,793
37,381	HNI Corporation	1,948,672
35,416	Huron Consulting Group, Inc.[a]	2,177,021
83,750	Kirby Corporation[a]	4,563,537
98,084	MSA Safety, Inc.	5,480,934
96,260	Oshkosh Corporation	5,302,963
28,400	Proto Labs, Inc.[a,b]	1,563,136
248,220	Raven Industries, Inc.	5,153,047
104,660	Tennant Company	6,706,613
213,770	TransUniona	6,994,554
71,121	Waste Connections, Inc.	5,297,092

	Total	82,709,088

Information Technology (17.0%)
104,202	Arista Networks, Inc.[a,b]	7,426,477
251,740	Booz Allen Hamilton Holding Corporation	7,773,731
79,380	Broadridge Financial Solutions, Inc.	5,372,438
49,753	CACI International, Inc.[a]	4,742,954
57,200	Criteo SA ADR[a,b]	2,527,668
41,797	DST Systems, Inc.	5,154,824
52,310	Envestnet, Inc.[a]	1,996,673
33,267	FEI Company	3,540,274
126,390	Finisar Corporation[a]	2,371,076
77,490	Guidewire Software, Inc.[a]	4,763,310
7,281	Littelfuse, Inc.	910,271
47,130	M/A-COM Technology Solutions Holdings, Inc.[a]	1,862,106
280,150	Microsemi Corporation[a]	10,925,850
223,090	National Instruments Corporation	6,398,221
188,004	Pegasystems, Inc.	5,245,312
23,895	Q2 Holdings, Inc.[a]	709,204
223,032	Virtusa Corporation[a]	6,066,470

	Total	77,786,859

Materials (3.3%)
63,974	Balchem Corporation	4,086,019
79,915	Chemtura Corporation[a]	2,244,812
56,310	FMC Corporation	2,676,977
80,510	Scotts Miracle-Gro Company	5,937,613

	Total	14,945,421

Utilities (2.4%)
91,660	MDU Resources Group, Inc.	2,204,423
29,310	Southwest Gas Corporation	2,271,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

SMALL CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (91.3%)	Value

Utilities (2.4%) - continued
90,500	Spire, Inc.	$6,280,700

	Total	10,756,648

	Total Common Stock (cost $342,669,446)	416,555,415

Shares	Registered Investment Companies (5.0%)	Value

Equity Funds/ETFs (5.0%)
16,153	iShares Russell 2000 Growth Index Fund	2,349,938
57,700	iShares Russell 2000 Index Fund[b]	6,986,893
44,900	iShares Russell 2000 Value Index Fund	4,574,412
125,440	Materials Select Sector SPDR Fund[b]	6,111,437
47,780	SPDR S&P Biotech ETF	2,967,138

	Total	22,989,818

	Total Registered Investment Companies (cost $20,608,536)	22,989,818

Shares	Collateral Held for Securities Loaned (6.6%)	Value

29,948,425	Thrivent Cash Management Trust	29,948,425

	Total Collateral Held for Securities Loaned (cost $29,948,425)	29,948,425

Shares or Principal Amount	Short-Term Investments (2.4%)[c]	Value

4,000,000	Federal Home Loan Bank Discount Notes 0.385%, 9/7/2016	3,998,968
695,586	Thrivent Core Short-Term Reserve Fund 0.620%	6,955,858

	Total Short-Term Investments (cost $10,954,189)	10,954,826

	Total Investments (cost $404,180,596) 105.3%	$480,448,484

	Other Assets and Liabilities, Net (5.3%)	(24,226,862)

	Total Net Assets 100.0%	$456,221,622

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 29, 2016:

Securities Lending Transactions

Common Stock	$28,835,298
Total lending	$28,835,298
Gross amount payable upon return of collateral for securities loaned	$29,948,425
Net amounts due to counterparty	$1,113,127
Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$83,030,674
Gross unrealized depreciation	(6,762,786)

Net unrealized appreciation (depreciation)	$76,267,888

Cost for federal income tax purposes	$404,180,596

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

SMALL CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Small Cap Stock Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,216,770	40,216,770	–	–
Consumer Staples	10,388,055	10,388,055	–	–
Energy	22,203,307	22,203,307	–	–
Financials	112,209,265	112,209,265	–	–
Health Care	45,340,002	45,340,002	–	–
Industrials	82,709,088	82,709,088	–	–
Information Technology	77,786,859	77,786,859	–	–
Materials	14,945,421	14,945,421	–	–
Utilities	10,756,648	10,756,648	–	–
Registered Investment Companies
Equity Funds/ETFs	22,989,818	22,989,818	–	–
Short-Term Investments	3,998,968	–	3,998,968	–
Subtotal Investments in Securities	$443,544,201	$439,545,233	$3,998,968	$–

Other Investments*	Total
Short-Term Investments	6,955,858
Collateral Held for Securities Loaned	29,948,425
Subtotal Other Investments	$36,904,283
Total Investments at Value	$480,448,484

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$36,769,900	$246,090,374	$252,911,849	29,948,425	$29,948,425	$164,860
Cash Management Trust-Short Term Investment	2,250,791	82,122,366	84,373,157	–	–	9,392
Core Short-Term Reserve	–	35,838,350	28,882,492	695,586	6,955,858	8,499
Total Value and Income Earned	$39,020,691				$36,904,283	$182,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

MID CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (93.2%)	Value

Consumer Discretionary (8.4%)
303,550	Cheesecake Factory, Inc.	$15,702,641
488,550	Dish DBS Corporation[a]	26,098,341
272,636	Scripps Networks Interactive, Inc.	18,010,334
305,500	Tempur-Pedic International, Inc.[a,b]	23,104,965
769,550	Time, Inc.	12,566,752
577,376	Toll Brothers, Inc.[a]	16,172,302

	Total	111,655,335

Consumer Staples (3.7%)
218,750	Ingredion, Inc.	29,146,250
195,349	Molson Coors Brewing Company	19,956,854

	Total	49,103,104

Energy (4.9%)
95,975	Cimarex Energy Company	11,518,919
362,200	Continental Resources, Inc.[a,b]	15,954,910
69,817	HollyFrontier Corporation	1,774,748
522,523	Parsley Energy, Inc.[a]	14,897,131
495,625	Patterson-UTI Energy, Inc.	9,610,169
501,600	RPC, Inc.[a,b]	7,268,184
25,500	Tesoro Corporation	1,941,825
52,825	World Fuel Services Corporation	2,514,470

	Total	65,480,356

Financials (21.4%)
856,750	Assured Guaranty, Ltd.	22,952,333
193,600	Camden Property Trust	17,344,624
211,450	Digital Realty Trust, Inc.	22,088,067
894,650	Duke Realty Corporation	25,756,973
455,225	First Republic Bank	32,625,976
1,089,809	Host Hotels & Resorts, Inc.	19,333,212
3,665,126	Huntington Bancshares, Inc.	34,818,697
2,151,750	KeyCorp	25,175,475
178,600	M&T Bank Corporation	20,460,416
506,649	Raymond James Financial, Inc.	27,815,030
1,299,300	Zions Bancorporation	36,224,484

	Total	284,595,287

Health Care (11.1%)
163,514	C.R. Bard, Inc.	36,582,987
157,600	Edwards Lifesciences Corporation[a]	18,048,352
821,300	Hologic, Inc.[a]	31,611,837
251,789	Universal Health Services, Inc.	32,614,229
176,650	Waters Corporation[a]	28,074,985

	Total	146,932,390

Industrials (18.0%)
482,200	Actuant Corporation	11,452,250
302,250	AGCO Corporation	14,556,360
238,225	Equifax, Inc.	31,555,283
185,200	Huntington Ingalls Industries, Inc.	31,961,816
787,750	Masco Corporation	28,737,120
781,394	Oshkosh Corporation	43,046,995
1,039,990	Southwest Airlines Company	38,490,030
292,400	United Continental Holdings, Inc.[a]	13,710,636
249,550	WABCO Holdings, Inc.[a]	25,022,379

	Total	238,532,869

Information Technology (20.0%)
175,100	Alliance Data Systems Corporation[a]	40,556,662
1,838,490	Applied Materials, Inc.	48,333,902
833,150	Juniper Networks, Inc.	18,904,174
1,325,512	NVIDIA Corporation	75,686,735
434,353	PayPal Holdings, Inc.[a]	16,175,306
402,400	Progress Software Corporation[a]	11,693,744
435,000	Red Hat, Inc.[a]	32,751,150

Shares	Common Stock (93.2%)	Value

Information Technology (20.0%) - continued
1,105,751	Teradyne, Inc.	$21,838,582

	Total	265,940,255

Materials (3.9%)
885,300	Owens-Illinois, Inc.[a]	16,634,787
1,321,583	Steel Dynamics, Inc.	35,444,856

	Total	52,079,643

Utilities (1.8%)
512,250	Public Service Enterprise Group, Inc.	23,568,622

	Total	23,568,622

	Total Common Stock (cost $891,623,483)	1,237,887,861

Shares	Collateral Held for Securities Loaned (2.8%)	Value

37,660,325	Thrivent Cash Management Trust	37,660,325

	Total Collateral Held for Securities Loaned (cost $37,660,325)	37,660,325

Shares or Principal Amount	Short-Term Investments (6.9%)[c]	Value

	Federal Home Loan Bank Discount Notes
5,600,000	0.305%, 8/3/2016	5,599,944
3,500,000	0.312%, 8/5/2016	3,499,906
3,990,000	0.300%, 8/10/2016	3,989,812
800,000	0.320%, 8/12/2016	799,942
2,000,000	0.330%, 8/26/2016	1,999,740
10,800,000	0.390%, 9/14/2016	10,796,684
6,432,473	Thrivent Core Short-Term Reserve Fund 0.620%	64,324,727

	Total Short-Term Investments (cost $91,008,021)	91,010,755

	Total Investments (cost $1,020,291,829) 102.9%	$1,366,558,941

	Other Assets and Liabilities, Net (2.9%)	(38,802,089)

	Total Net Assets 100.0%	$1,327,756,852

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

MID CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 29, 2016:

Securities Lending Transactions

Common Stock	$37,795,574

Total lending	$37,795,574
Gross amount payable upon return of collateral for securities loaned	$37,660,325

Net amounts due to counterparty	$(135,249)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$360,946,150
Gross unrealized depreciation	(14,679,038)

Net unrealized appreciation (depreciation)	$346,267,112

Cost for federal income tax purposes	$1,020,291,829

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Mid Cap Stock Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	111,655,335	111,655,335	–	–
Consumer Staples	49,103,104	49,103,104	–	–
Energy	65,480,356	65,480,356	–	–
Financials	284,595,287	284,595,287	–	–
Health Care	146,932,390	146,932,390	–	–
Industrials	238,532,869	238,532,869	–	–
Information Technology	265,940,255	265,940,255	–	–
Materials	52,079,643	52,079,643	–	–
Utilities	23,568,622	23,568,622	–	–
Short-Term Investments	26,686,028	–	26,686,028	–

Subtotal Investments in Securities	$1,264,573,889	$1,237,887,861	$26,686,028	$–

Other Investments*	Total
Short-Term Investments	64,324,727
Collateral Held for Securities Loaned	37,660,325
Subtotal Other Investments	$101,985,052
Total Investments at Value	$1,366,558,941

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

MID CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$71,928,749	$159,810,948	$194,079,372	37,660,325	$37,660,325	$81,558
Cash Management Trust-Short Term Investment	76,906,562	73,897,198	150,803,760	–	–	62,222
Core Short-Term Reserve	–	79,530,857	15,206,129	6,432,473	64,324,727	70,378
Total Value and Income Earned	$148,835,311				$101,985,052	$214,158

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Australia (5.6%)
10,041	APN Outdoor Group Pty, Ltd.	$61,554
327,200	Australia & New Zealand Banking Group, Ltd.	6,437,466
174,246	Australian Pharmaceutical Industries, Ltd.	254,600
18,443	Bendigo and Adelaide Bank, Ltd.	142,508
34,600	BHP Billiton, Ltd.	512,846
46,705	Boral, Ltd.	244,247
22,278	BT Investment Management, Ltd.	152,548
197,442	Challenger, Ltd.	1,427,679
62,300	Charter Hall Retail REIT	227,551
16,190	Cochlear, Ltd.	1,635,690
21,181	Commonwealth Bank of Australia	1,246,850
608,710	Cromwell Property Group	510,836
452,080	CSR, Ltd.	1,323,338
129,000	FlexiGroup, Ltd.	196,521
602,877	Fortescue Metals Group, Ltd.	2,056,186
224,996	Genworth Mortgage Insurance Australia, Ltd.	503,302
190,048	Incitec Pivot, Ltd.	416,107
316,826	Investa Office Fund	1,103,526
32,900	IOOF Holdings, Ltd.[a]	226,378
58,379	JB Hi-Fi, Ltd.	1,151,864
28,223	Macquarie Group, Ltd.	1,597,900
15,919	Magellan Financial Group, Ltd.	276,831
21,724	Mineral Resources, Ltd.	162,910
20,900	National Australia Bank, Ltd.	422,516
69,066	Navitas, Ltd.	311,901
41,917	Northern Star Resources, Ltd.	171,322
861,383	Orora, Ltd.	1,887,263
258,365	OZ Minerals, Ltd.	1,264,973
58,290	Pact Group Holdings, Ltd.	252,767
22,400	Qantas Airways, Ltd.[b]	53,781
28,675	Ramsay Health Care, Ltd.	1,717,791
169,192	Regis Resources, Ltd.	525,962
29,456	Rio Tinto, Ltd.	1,124,074
193,911	Sandfire Resources NL	851,611
20,291	Shopping Centres Australasia Property Group	36,880
18,293	Sigma Pharmaceuticals, Ltd.	18,016
150,064	St Barbara, Ltd.[b]	350,123
237,511	Star Entertainment Group, Ltd.	1,072,776
4,771	Super Retial Group, Ltd.	35,587
7,082	Technology One, Ltd.	30,681
231,364	Telstra Corporation, Ltd.	1,014,783
278,104	Treasury Wine Estates, Ltd.	2,042,772
16,200	Wesfarmers, Ltd.	529,838
111,900	Western Areas, Ltd.	235,161
286,600	Westpac Banking Corporation	6,781,608

	Total	42,601,424

Austria (0.5%)
3,195	BUWOG AG	77,488
37,900	Erste Group Bank AG	1,004,411
1,694	Lenzing AG	177,588
83,820	OMV AG	2,238,895
930	Porr AG	26,493
3,538	S IMMO AG	34,215
9,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,447
9,000	Voestalpine AG	317,391

	Total	4,058,928

Belgium (0.9%)
38,754	Agfa-Gevaert NVb	139,704
13,399	Anheuser-Busch InBev NV	1,731,055

Shares	Common Stock (87.6%)	Value

Belgium (0.9%) - continued
291	Barco NV	$22,393
2,453	Befimmo SA	166,712
4,206	bpost SA	110,228
1,921	Compagnie d' Entreprises CFE	176,890
465	Gimv NV	25,264
4,700	Groupe Bruxelles Lambert SA	396,494
906	Ion Beam Applications SA	42,709
8,301	Melexis NV	545,039
767	Mobistar SAb	18,594
47,706	NV Bekaert SA	2,186,267
4,800	Proximus SA	149,837
6,829	SA D'Ieteren NV	299,234
8,505	Tessenderlo Chemie NVb	289,325
3,534	Warehouses De Pauw CVA	364,403

	Total	6,664,148

Bermuda (0.1%)
1,514	Brookfield Business Partners, LPb	32,236
1,344,000	G-Resources Group, Ltd.	23,618
2,247	HAL Trust	447,354

	Total	503,208

Brazil (1.7%)
405,985	Banco Bradesco SA ADR	3,532,070
103,778	BRF SA	1,734,754
285,000	Lojas Renner SA	2,393,459
92,666	Multiplan Empreendimentos Imobiliarios SA	1,805,935
144,412	Ultrapar Participacoes SA	3,295,857
75,532	Vale SA ADR[a]	434,309

	Total	13,196,384

Canada (3.6%)
35,057	Alimentation Couche-Tard, Inc.	1,584,969
5,741	AutoCanada, Inc.	93,437
17,265	Bank of Montreal	1,106,790
28,701	Baytex Energy Corporation	134,751
75,706	Brookfield Asset Management, Inc.	2,614,471
42,748	Canadian National Railway Company	2,709,955
20,126	Canadian Natural Resources, Ltd.	609,491
35,446	CGI Group, Inc.[b]	1,720,922
44,264	CI Financial Corporation	904,841
32,610	Cominar Real Estate Investment Trust	446,572
32,645	Dollarama, Inc.	2,413,778
38,352	Dream Industrial Real Estate Investment Trust	259,371
539	Finning International, Inc.	8,735
22,231	Freehold Royalties, Ltd.	189,678
1,974	George Weston, Ltd.	175,319
55,398	H&R Real Estate Investment Trust	986,485
251,197	Kinross Gold Corporation[b]	1,298,648
17,836	Mercer International, Inc.	140,726
63,253	Metro, Inc.	2,299,713
40,720	NuVista Energy, Ltd.[b]	197,417
21,832	Premium Brands Holdings Corporation	941,903
60,400	Seven Generations Energy, Ltd.[b]	1,267,537
12,538	Silver Wheaton Corporation	350,025
6,483	TELUS Corporation	216,936
29,955	Toronto-Dominion Bank	1,305,204
44,916	Transcanada Corporation	2,082,652
78,407	Turquoise Hill Resources, Ltd.[b]	279,242
179,592	Yamana Gold, Inc.	1,027,498

	Total	27,367,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Cayman Islands (0.2%)
1,285,830	WH Group, Ltd.[c]	$1,015,426
648,000	Xinyi Glass Holdings Company, Ltd.	495,940

	Total	1,511,366

Chile (0.2%)
70,146	Banco Santander Chile SA ADR	1,442,903

	Total	1,442,903

China (0.4%)
2,252,379	Lenovo Group, Ltd.	1,459,655
2,005,000	PetroChina Company, Ltd.	1,374,399

	Total	2,834,054

Denmark (1.7%)
3,000	Aktieselskabet Schouw & Company	174,089
4,637	DFDS AS	211,941
8,100	Jyske Bank AS	336,810
8,317	NKT Holding AS	429,383
93,303	Novo Nordisk AS	5,305,795
16,900	Novozymes AS	829,440
13,483	Pandora AS	1,756,177
1,341	Per Aarsleff Holding AS	31,454
46,663	Royal Unibrew AS	2,146,303
8,483	Spar Nord Bank AS	70,153
26,278	Vestas Wind Systems AS	1,837,117

	Total	13,128,662

Faroe Islands (0.1%)
29,020	Bakkafrost PF	1,130,636

	Total	1,130,636

Finland (0.8%)
8,467	Cramo Oyj	200,004
40,500	Elisa Oyj	1,469,369
13,700	Fortum Oyj	227,586
11,400	Kesko Oyj	508,262
12,281	Ramirent Oyj	104,102
52,021	Sponda Oyj	238,603
8,266	Tieto Oyj	238,010
156,444	UPM-Kymmene Oyj	3,226,280

	Total	6,212,216

France (4.8%)
8,500	Air Liquide SA	906,201
2,201	Alten SA	152,668
6,158	Assystem	169,294
10,858	AtoS	1,064,367
215,383	AXA SA	4,383,571
19,150	Bollore SA	69,336
20,328	Cap Gemini SA	1,954,009
2,098	Cegid Group	143,666
4,601	Christian Dior SE	832,158
9,737	Derichebourg	31,710
23,334	Eiffage SA	1,794,050
12,241	Elior Participations SCA[c]	267,206
918	Euler Hermes Group	75,923
1,758	Eurofins Scientific SE	659,491
97,440	Eutelsat Communications	1,937,783
10,000	Faurecia	394,409
990	Guerbet	66,708
16,546	Havas SA	139,326
4,500	Imerys SA	319,429
9,117	Innate Pharma SAb	108,947
18,895	Ipsen SA	1,232,827
9,820	Ipsos SA	323,421
8,567	Korian Medica SA	303,464

Shares	Common Stock (87.6%)	Value

France (4.8%) - continued
15,600	Legrand SA	$860,708
4,653	Neopost SA	129,204
20,502	Nexans SAb	1,034,670
9,250	Nexity SA	492,053
71,390	Orange SA	1,095,630
10,000	Peugeot SAb	151,040
17,400	Sanofi	1,482,022
39,283	SCOR SE	1,147,606
1,012	Societe de la Tour Eiffel - Warrants[b,d]	0
18,700	Suez	303,490
19,638	Thales SA	1,788,631
162,547	Total SA	7,817,545
13,634	UbiSoft Entertainment SAb	559,596
45,161	Veolia Environnement SA	1,000,904
20,625	Vinci SA	1,567,615

	Total	36,760,678

Germany (6.3%)
4,363	Aareal Bank AG	143,353
18,881	Adidas AG	3,101,632
28,800	Allianz SE	4,126,620
6,863	AURELIUS Equity Opportunities SE & Company KGaA	418,339
15,018	Aurubis AG	780,367
14,964	Bayer AG	1,608,606
1,966	Bechtle AG	227,550
598	Cewe Stiftung & Company KGaA	47,289
15,144	Deutsche EuroShop AG	718,288
166,542	Deutsche Telekom AG	2,833,321
58,082	Deutsche Wohnen AG	2,174,534
5,922	DIC Asset AG	57,701
33,400	E.ON SE	358,212
45,647	Evonik Industries AG	1,423,904
84,789	Evotec AGb	387,963
15,900	Fraport AG Frankfurt Airport Services Worldwide	869,591
25,700	Freenet AG	717,621
35,797	Fresenius SE & Company KGaA	2,673,968
14,955	Gerresheimer AG	1,283,948
11,397	Hannover Rueckversicherung SE	1,165,741
3,587	Homag Group AG	149,383
4,062	Indus Holding AG	201,407
14,479	Jenoptik AG	248,292
1,648	Jungheinrich AG	50,267
68,792	Kloeckner & Company SEb	922,323
4,198	Koenig & Bauer AGb	232,429
3,215	Linde AG	462,045
9,500	Merck KGaA	1,049,146
10,700	MTU Aero Engines AG	1,093,402
6,698	Nemetschek SE	421,658
7,556	Pfeiffer Vacuum Technology AG	781,607
1,428	Rhoen-Klinikum AG	42,083
49,452	SAP SE	4,328,229
77,029	Siemens AG	8,361,265
29,937	Software AG	1,207,932
12,467	Stada Arzneimittel AGb	672,957
604	STRATEC Biomedical AG	34,642
11,164	Stroeer SE	530,744
44,390	TAG Immobilien AG	631,972
7,902	Takkt AG	189,721
30,545	Talanx AG	918,696
700	Volkswagen AG	103,512

	Total	47,752,260

Hong Kong (3.2%)
748,400	AIA Group, Ltd.	4,661,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

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Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Hong Kong (3.2%) - continued
67,000	Bank of East Asia, Ltd.	$277,363
195,000	Cathay Pacific Airways, Ltd.	317,130
63,000	Champion REIT	36,412
321,500	China Mobile, Ltd.	3,981,303
78,500	CK Hutchison Holdings, Ltd.	920,093
70,800	Dah Sing Financial Holdings, Ltd.	475,074
85,000	Emperor Entertainment Hotel, Ltd.	19,698
220,000	Emperor International Holdings, Ltd.	50,251
130,000	Giordano International, Ltd.	68,278
4,000	Great Eagle Holdings, Ltd.	18,090
482,000	Haitong International Securities Group, Ltd.	291,865
797,000	Hang Lung Group, Ltd.	2,582,551
47,170	Hong Kong Exchanges and Clearing, Ltd.	1,167,844
86,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	31,511
961,000	New World Development Company, Ltd.	1,119,946
2,598,694	PCCW, Ltd.	1,893,335
960,000	Shun Tak Holdings, Ltd.	311,610
663,500	SmarTone Telecommunications Holdings, Ltd.	1,182,983
35,000	Sunlight Real Estate Investment Trust	21,407
150,500	Swire Pacific, Ltd., Class A	1,803,572
270,000	Swire Pacific, Ltd., Class B	562,942
166,950	Swire Properties, Ltd.	465,855
240,000	Texwinca Holdings, Ltd.	188,950
542,000	Truly International Holdings, Ltd.	295,688
200,000	Wharf Holdings, Ltd.	1,382,198
65,000	Wheelock and Company, Ltd.	348,556

	Total	24,476,432

Hungary (0.2%)
75,010	Richter Gedeon Nyrt	1,585,588

	Total	1,585,588

India (2.8%)
9,500	Grasim Industries, Ltd.	694,721
35,179	Hero Motocorp, Ltd.	1,683,252
129,000	Hindustan Unilever, Ltd.	1,779,231
218,191	Housing Development Finance Corporation	4,499,369
642,000	ICICI Bank, Ltd.	2,491,059
138,714	Infosys, Ltd.	2,222,219
898,296	ITC, Ltd.	3,398,252
25,727	Tata Consultancy Services, Ltd.	1,007,848
58,428	Ultra Tech Cement, Ltd.	3,246,904

	Total	21,022,855

Indonesia (0.9%)
8,712,300	Astra International Tbk PT	5,158,642
1,071,600	Indocement Tunggal Prakarsa Tbk PT	1,401,379

	Total	6,560,021

Ireland (1.1%)
37,456	CRH plc	1,142,983
24,473	DCC plc	2,183,978
345,340	Henderson Group plc	1,055,194
26,886	Hibernia REIT plc	40,880
11,333	Paddy Power plc	1,316,884
16,475	Ryanair Holdings plc ADR	1,165,936
52,792	Smurfit Kappa Group plc	1,239,725

	Total	8,145,580

Shares	Common Stock (87.6%)	Value

Israel (0.4%)
17,437	Amot Investments, Ltd.	$73,147
588	Melisron, Ltd.	25,128
13,700	Nice, Ltd.	941,342
46,747	Plus500, Ltd.	457,819
9,973	Shufersal, Ltd.	34,968
31,936	Teva Pharmaceutical Industries, Ltd. ADR	1,708,576

	Total	3,240,980

Italy (2.1%)
14,813	Acea SPA	206,185
14,209	Ascopiave SPA	44,798
226,298	Assicurazioni Generali SPA	2,981,132
15,467	ASTM SPA	172,744
7,858	Banca IFIS SPA	179,631
561,337	Banca Popolare di Milano SCRL	272,828
18,800	Banco Popolare Societa Cooperativa	53,025
272,903	Beni Stabili SPA	178,715
12,705	Biesse SPA	178,160
17,620	De'Longhi	440,508
11,550	DiaSorin SPA	727,285
197,600	Enel SPA	909,471
25,200	EXOR SPA	983,335
171,181	Hera SPA	485,412
237,790	Immobiliare Grande Distribuzione SPA	207,607
380,678	Intesa Sanpaolo SPA	840,030
66,700	Intesa Sanpaolo SPA-RSP	139,331
271,364	Iren SPA	446,002
19,902	La Doria SPA	264,551
19,116	Maire Tecnimont SPA	48,768
309,817	Mediaset SPA	938,879
59,560	Prysmian SPA	1,394,739
97,097	Recordati SPA	3,151,357
760	Reply SPA	108,760
76,308	Societa Cattolica di Assicurazioni SCRL	537,927
19,677	Societa Iniziative Autostradali e Servizi SPA	179,084

	Total	16,070,264

Japan (17.1%)
12,500	Adastria Holdings Company, Ltd.	389,387
5,000	Adeka Corporation	66,193
52	Advance Residence Investment Corporation	144,805
9,000	Aichi Steel Corporation	44,916
22,100	Alps Electric Company, Ltd.	492,241
800	Arcs Company, Ltd.	20,678
28,200	Asatsu-DK, Inc.	658,410
28,400	Ashikaga Holdings Company, Ltd.	94,704
35,000	Bank of Kyoto, Ltd.	235,606
2,000	BML, Inc.	95,819
53,600	Bridgestone Corporation	1,856,219
1,500	C. Uyemura & Company, Ltd.	65,828
7,200	Canon Electronics, Inc.	109,180
28,700	Canon Marketing Japan, Inc.	493,204
24,200	Capcom Company, Ltd.	493,559
6,600	Cawachi, Ltd.	154,216
3,500	Chiyoda Integre Company, Ltd.	70,950
13,000	Chugoku Marine Paints, Ltd.	87,752
3,300	Cocokara Fine, Inc.	116,851
800	CROOZ, Inc.	14,975
90,900	Daicel Corporation	1,019,388
79,500	Daiichi Sankyo Company, Ltd.	1,895,793
35,100	Daiwa House Industry Company, Ltd.	984,234

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Japan (17.1%) - continued
51	Daiwa House Residential Investment Corporation	$143,361
64,900	DCM Holdings Company, Ltd.	554,797
36,200	Dena Company, Ltd.	925,573
71,000	Denki Kagaku Kogyo KK	307,896
23,000	Denso Corporation	890,552
33,100	DIC Corporation	781,019
1,800	Disco Corporation	184,468
4,400	Doshisha Company, Ltd.	92,042
18,100	Doutor Nichires Holdings Company, Ltd.	347,817
56,392	DOWA Holdings Company, Ltd.	297,265
50,000	DTS Corporation	986,507
18,000	DUSKIN Company, Ltd.	327,234
5,600	East Japan Railway Company	513,686
14,300	EDION Corporation	119,351
2,800	EPS Holdings, Inc.	38,162
13,900	Fancl Corporation	232,737
14,190	Fields Corporation	183,208
2,100	Financial Products Group Company, Ltd.	20,984
11,200	Foster Electric Company, Ltd.	214,944
84,600	Fuji Heavy Industries, Ltd.	3,232,126
6,000	Fuji Soft, Inc.	148,744
50,000	Fujibo Holdings, Inc.	147,939
4,000	Fujicco Company, Ltd.	115,167
42,900	FUJIFILM Holdings NPV	1,539,185
79,000	Fujikura, Ltd.	445,012
179,000	Fukuoka Financial Group, Inc.	683,893
700	Futaba Corporation	12,963
3,800	Fuyo General Lease Company, Ltd.	172,448
8,700	Geo Holdings Corporation	125,664
4,000	Glory, Ltd.	111,002
124,700	Gree, Inc.	629,838
26	Hankyu REIT, Inc.	36,098
27,333	Hanwa Company, Ltd.	146,222
115,800	Haseko Corporation	1,216,925
27,900	Heiwa Corporation	573,203
10,600	Heiwa Real Estate Company, Ltd.	139,240
310	Heiwa Real Estate REIT, Inc.	261,708
404,981	Hiroshima Bank, Ltd.	1,466,533
8,200	Hitachi Capital Corporation	149,748
31,900	Hitachi Transport System, Ltd.	621,852
244,000	Hitachi, Ltd.	1,114,866
29,000	Hokuhoku Financial Group, Inc.	37,218
241,800	Honda Motor Company, Ltd.	6,549,836
14,531	IBJ Leasing Company, Ltd.	263,851
407	Ichigo Real Estate Investment Corporation	318,142
104,000	IHI Corporation	289,379
7,700	INES Corporation	81,851
90,300	ITOCHU Corporation	1,023,808
23,200	Iyo Bank, Ltd.	149,523
13,040	JAFCO Company, Ltd.	341,559
44,900	Japan Airlines Company, Ltd.	1,384,214
5,000	Japan Digital Laboratory Company, Ltd.	68,943
126	Japan Excellent, Inc.	178,466
100	Japan Hotel REIT Investment Corporation	83,880
17,300	Japan Securities Finance Company, Ltd.	69,966
26,000	J-Oil Mills, Inc.	87,863
74,200	JTEKT Corporation	1,036,423
516,600	JX Holdings, Inc.	1,957,331
21,400	Kabu.com Securities Company, Ltd.	71,260

Shares	Common Stock (87.6%)	Value

Japan (17.1%) - continued
33,000	Kamigumi Company, Ltd.	$296,977
19,000	Kandenko Company, Ltd.	186,224
32,900	Kao Corporation	1,771,771
100,400	KDDI Corporation	3,080,987
1,400	Keihin Corporation	21,925
87	Kenedix Office Investment Corporation	544,304
9	Kenedix Residential Investment Corporation	24,541
86	Kenedix Retail REIT Corporation	235,058
65,600	Kinden Corporation	791,803
16,000	Kissei Pharmaceutical Company, Ltd.	364,415
47,400	KITZ Corporation	253,836
11,674	Koei Tecmo Holdings Company, Ltd.	203,486
16,800	Kohnan Shoji Company, Ltd.	344,188
37,300	Kokuyo Company, Ltd.	548,239
13,400	KOMERI Company, Ltd.	301,599
56,400	K's Holdings Corporation	1,042,491
25,900	Kuraray Company, Ltd.	326,652
79	LaSalle Logiport REIT[b]	82,612
2,500	Lintec Corporation	52,925
5,500	Macnica Fuji Electronics Holdings, Inc.	53,292
26,000	Maeda Road Construction Company, Ltd.	492,245
158,000	Makino Milling Machine Company, Ltd.	887,270
3,200	Mandom Corporation	141,116
48,000	Marubeni Corporation	223,156
5,900	Maruwa Company, Ltd.	222,412
90,500	Marvelous, Inc.	694,823
37,300	Matsumotokiyoshi Holdings Company, Ltd.	1,644,798
27,400	Mazda Motor Corporation	400,726
13,200	Meiko Network Japan Company, Ltd.	141,050
3,600	Melco Holdings, Inc.	102,519
3,800	Micronics Japan Company, Ltd.	33,565
1,500	Mimasu Semiconductor Industry Company, Ltd.	15,450
25,500	MIRAIT Holdings Corporation	271,565
66,000	Mitsubishi Chemical Holdings Corporation	356,499
115,000	Mitsubishi Heavy Industries, Ltd.	488,865
168,000	Mitsubishi Materials Corporation	441,494
165,100	Mitsubishi UFJ Financial Group, Inc.	834,667
384,800	Mitsui & Company, Ltd.	4,508,260
263,311	Mitsui Chemicals, Inc.	1,113,758
453,000	Mitsui Engineering & Shipbuilding Company, Ltd.	658,818
2,011,200	Mizuho Financial Group, Inc.	3,226,622
2,700	Mochida Pharmaceutical Company, Ltd.	205,876
587	Mori Trust Sogo REIT, Inc.	1,089,870
163,000	Morinaga and Company, Ltd.	1,075,077
61,412	MS and AD Insurance Group Holdings, Inc.	1,769,387
9,400	NEC Networks & System Integration Corporation	172,676
61,100	Net One Systems Company, Ltd.	413,710
6,600	Nihon M&A Center, Inc.	404,598
300	Nihon Trim Company, Ltd.	20,267
1,000	NIPPO Corporation	18,383
205,000	Nippon Electric Glass Company, Ltd.	930,634
35,000	Nippon Flour Mills Company, Ltd.	255,353
20,700	Nippon Light Metal Holdings Company, Ltd.	46,991

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Japan (17.1%) - continued
319,886	Nippon Sheet Glass Company[b]	$234,154
13,900	Nippon Shokubai Company, Ltd.	874,232
219,600	Nippon Suisan Kaisha, Ltd.	1,090,062
26,000	Nippon Synthetic Chemical Industry Company, Ltd.	161,675
21,300	Nippon Telegraph & Telephone Corporation	1,012,171
20,000	Nippon Thompson Company, Ltd.	65,494
415,814	Nippon Yusen Kabushiki Kaisha	735,885
83,600	Nipro Corporation	1,037,525
215,000	Nishi-Nippon City Bank, Ltd.	416,186
139,378	Nissan Motor Company, Ltd.	1,350,361
1,200	Nissha Printing Company, Ltd.	23,754
54,000	Nisshin OilliO Group, Ltd.	255,417
18,400	Nisshin Steel Company, Ltd.	228,149
34,700	Nissin Kogyo Company, Ltd.	514,027
8,000	Nittetsu Mining Company, Ltd.	27,609
13,683	Nitto Kogyo Corporation	187,381
14,600	Nomura Real Estate Holdings, Inc.	251,794
13,400	Noritz Corporation	262,135
40,700	North Pacific Bank, Ltd.	132,863
15,700	NSD Company, Ltd.	259,921
51,000	NTN Corporation	163,970
42,700	NTT DOCOMO, Inc.	1,159,918
47,101	Oita Bank, Ltd.	152,268
26,700	Okamura Corporation	275,736
5,700	Okinawa Electric Power Company, Inc.	114,780
112,000	Okuma Corporation	852,005
19,300	Oracle Corporation Japan	1,174,138
639,000	Osaka Gas Company, Ltd.	2,578,903
2,900	OSG Corporation	48,312
72,000	Otsuka Holdings Company, Ltd.	3,422,875
18,500	Paltac Corporation	364,720
6,700	Paramount Bed Holdings Company, Ltd.	254,425
26,000	Penta-Ocean Construction Company, Ltd.	158,090
10,300	Plenus Company, Ltd.	183,537
110	Premier Investment Corporation	150,466
1,200	Raito Kogyo Company, Ltd.	14,073
3,000	Rengo Company, Ltd.	19,694
3,862	Riso Kagaku Corporation	55,638
8,000	Ryobi, Ltd.	37,921
5,800	Saint Marc Holdings Company, Ltd.	174,508
14,000	Saizeriya Company, Ltd.	312,358
1,000	Sakai Chemical Industry Company, Ltd.	2,725
43,200	Sanwa Holdings Corporation	449,163
45,000	Sanyo Shokai, Ltd.	83,311
66,300	Seino Holdings Company, Ltd.	675,191
600	Sekisui Chemical Company, Ltd.	8,726
304	Sekisui House SI Investment Corporation	375,990
84,800	Sekisui House, Ltd.	1,412,876
3,200	Septeni Holdings Company, Ltd.	101,456
25,000	Shimachu Company, Ltd.	561,392
29,000	Shindengen Electric Manufacturing Company, Ltd.	108,829
71,000	ShinMaywa Industries, Ltd.	470,655
70,700	SKY Perfect JSAT Holdings, Inc.	311,595
20,200	Square ENIX Holdings Company, Ltd.	629,697
34,100	Sumco Corporation	253,275
130,591	Sumitomo Corporation	1,369,787
57,800	Sumitomo Electric Industries, Ltd.	796,305
3,100	Sumitomo Forestry Company, Ltd.	43,662
275,000	Sumitomo Heavy Industries, Ltd.	1,304,722

Shares	Common Stock (87.6%)	Value

Japan (17.1%) - continued
35,000	Sumitomo Metal Mining Company, Ltd.	$420,696
36,700	Sumitomo Mitsui Financial Group, Inc.	1,163,365
1,800	Sumitomo Riko Company, Ltd.	16,092
52,200	Tadano, Ltd.	503,649
9,700	Tamron Company, Ltd.	140,832
59,300	TIS, Inc.	1,531,065
31,100	Toagosei Company, Ltd.	311,535
700	TOCALO Company, Ltd.	13,837
7,100	Toho Company, Ltd.	206,561
23,000	Toho Gas Company, Ltd.	202,408
34,200	Toho Holdings Company, Ltd.	767,460
12,000	Toho Zinc Company, Ltd.	40,434
80,900	Tohoku Electric Power Company, Inc.	1,039,333
19,200	Tokyo Electron, Ltd.	1,649,557
39,000	Tokyotokeiba Company, Ltd.	88,244
394	Tokyu REIT, Inc.	562,922
30	Top REIT, Inc.	127,982
24,300	Toppan Forms Company, Ltd.	268,151
12,800	Tosei Corporation	100,988
18,000	Toshiba Machine Company, Ltd.	60,513
183,000	Tosoh Corporation	928,510
16,800	TOTO, Ltd.	719,956
12,700	Toyota Industries Corporation	570,045
66,600	Toyota Motor Corporation	3,731,921
44,000	Tsubakimoto Chain Company	298,942
11,700	Tsumura & Company	330,189
47,000	Valor Company, Ltd.	1,286,848
14,000	Wacoal Holdings Corporation	153,028
4,300	Warabeya Nichiyo Company, Ltd.	90,542
26,700	West Japan Railway Company	1,651,585
5,700	Xebio Holdings Company, Ltd.	82,112
205,900	Yamada Denki Company, Ltd.[a]	1,085,726
32,800	Yamato Kogyo Company, Ltd.	926,134
10,300	Yodogawa Steel Works, Ltd.	267,909
42,500	Yokogawa Electric Corporation	549,437
19,800	Yokohama Rubber Company, Ltd.	265,918
6,700	Yorozu Corporation	104,365
5,700	Zenkoku Hosho Company, Ltd.	225,442
8,500	Zojirushi Corporation	139,356

	Total	130,052,301

Jersey (0.5%)
208,605	Petra Diamonds, Ltd.	330,224
170,946	Regus plc	690,770
109,228	WPP plc	2,450,810

	Total	3,471,804

Luxembourg (0.8%)
29,729	APERAM	1,244,724
9,852	Millicom International Cellular SA	526,036
62,058	Oriflame Holdings AGb	1,598,549
6,600	SES SA	144,628
59,208	Subsea 7 SAb	639,917
66,000	Tenaris SA ADR[a]	1,763,520
20,560	Ternium SA ADR	446,357

	Total	6,363,731

Malaysia (0.3%)
596,280	CIMB Group Holdings Berhad	643,610
306,500	Public Bank Berhad	1,469,298

	Total	2,112,908

Mexico (1.3%)
39,500	Fomento Economico Mexicano SAB de CV ADR	3,535,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Mexico (1.3%) - continued
11,600	Grupo Aeroportuario del Sureste SAB de CV ADR	$1,783,036
668,313	Grupo Financiero Banorte SAB de CV ADR	3,660,573
207,000	Organizacion Soriana SAB de CVb	509,496

	Total	9,488,355

Netherlands (2.1%)
323,242	Aegon NV	1,308,791
6,797	ASM International NV	264,922
35,956	BE Semiconductor Industries NV	1,067,728
15,583	Corbion NV	374,952
396	Euronext NVc	16,924
21,300	Ferrari NV	962,121
87,590	Koninklijke Ahold Delhaize NV	2,091,138
41,946	Koninklijke Boskalis Westminster NV	1,541,653
612	Koninklijke DSM NV	39,171
27,393	Koninklijke Vopak NV	1,408,332
34,943	NN Group NV	942,516
15,623	NSI NV	69,037
19,000	Randstad Holding NV	817,381
1,825	TKH Group NV	66,589
78,027	Unilever NV	3,614,566
6,586	Vastned Retail NV	276,403
16,900	Wolters Kluwer NV	711,048

	Total	15,573,272

Norway (1.2%)
29,149	Austevoll Seafood ASA	257,033
34,005	Avance Gas Holdings, Ltd.[c]	109,857
16,805	Borregaard ASA	135,606
51,476	BW LPG, Ltd.[c]	183,554
7,653	Leroy Seafood Group ASA	367,919
75,526	Marine Harvest ASA	1,288,103
632,299	Norsk Hydro ASA	2,711,177
14,702	Ocean Yield ASA	120,961
209,557	Orkla ASA	1,949,455
24,815	SalMar ASA	773,853
14,012	SpareBank 1 SMN	78,368
14,226	Statoil ASA	226,157
42,378	Telenor ASA	709,474
16,465	Yara International ASA	536,780

	Total	9,448,297

Philippines (0.7%)
3,800,800	Ayala Land, Inc.	3,188,451
972,364	Bank of the Philippine Islands	1,981,748

	Total	5,170,199

Poland (0.2%)
51,898	Bank Pekao SA	1,642,482

	Total	1,642,482

Portugal (0.6%)
61,034	Altri SGPS SA	236,386
2,978,379	Banco Espirito Santo SAb,d	333
76,758	Galp Energia SGPS SA	1,051,435
167,433	Jeronimo Martins SGPS SA	2,804,335
65,116	Redes Energeticas Nacionais SGPS SA	198,042

	Total	4,290,531

Russia (0.7%)
61,500	Lukoil ADR	2,647,103

Shares	Common Stock (87.6%)	Value

Russia (0.7%) - continued
15,197	Magnit PJSC	$2,352,709

	Total	4,999,812

Singapore (0.8%)
58,700	Indofood Agri Resources, Ltd.	20,254
36,600	Mapletree Greater China Commercial Trust[b]	29,390
209,100	StarHub, Ltd.	612,426
86,900	United Engineers, Ltd.	149,082
293,700	United Overseas Bank, Ltd.	4,029,954
141,400	Venture Corporation, Ltd.	939,619
52,300	Wing Tai Holdings, Ltd.	67,959
231,100	Yanlord Land Group, Ltd.	203,772

	Total	6,052,456

South Africa (0.7%)
24,500	Investec plc	145,830
155,890	Massmart Holdings, Ltd.	1,628,500
138,659	MTN Group, Ltd.	1,401,566
319,000	Truworths International, Ltd.	2,053,166

	Total	5,229,062

South Korea (0.3%)
8,003	E-Mart Company, Ltd.	1,169,153
1,370	NAVER Corporation	869,243

	Total	2,038,396

Spain (1.3%)
10,900	Abertis Infraestructuras SA	171,472
11,724	Aena SAc	1,691,096
965	CIE Automotive SA	18,742
153,100	Distribuidora Internacional de Alimentacion SA	954,868
35,215	Ebro Foods SA	803,184
109,600	Enagas SA	3,341,378
55,990	Endesa SA	1,176,198
23,046	Faes Farma SA	90,986
11,079	Gamesa Corporacion Tecnologia SA	235,080
31,856	Iberdrola SA	218,881
19,341	Lar Espana Real Estate SOCIMI SA	139,903
4,443	Let's GOWEX SAb,d	0
7,583	Mediaset Espana Comunicacion SA	87,153
12,713	Viscofan SA	680,143
17,000	Zardoya Otis SA	166,854

	Total	9,775,938

Sweden (1.5%)
52,500	Alfa Laval AB	827,436
49,600	Axfood AB	891,302
21,723	Betsson AB	203,765
44,300	Boliden AB	975,048
33,808	Byggmax Group AB	244,954
39,397	Dios Fastigheter AB	310,805
21,788	Fabege AB	388,995
17,978	Fastighets AB Balder[b]	491,390
83,490	Granges AB	848,840
47,808	Hemfosa Fastigheter AB	512,532
14,400	Indutrade AB	304,517
7,699	Intrum Justitia AB	247,178
21,663	Inwido AB	272,094
18,466	Kungsleden AB	137,582
14,076	Loomis AB	406,071
13,157	NCC AB	317,300
12,798	NetEnt AB	108,309
1,532	SAAB AB	52,605
26,200	Securitas AB	431,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

Sweden (1.5%) - continued
52,033	Svenska Cellulosa AB SCA	$1,546,874
13,600	Swedish Match AB	496,125
126,400	Telefonaktiebolaget LM Ericsson	942,614
366	Vitrolife AB	20,876
20,048	Wihlborgs Fastigheter AB	444,505

	Total	11,422,809

Switzerland (5.6%)
219,491	ABB, Ltd.	4,662,449
15,031	Actelion, Ltd.	2,662,467
3,666	Adecco SA	201,212
4,194	Ascom Holding AG	71,628
792	Bobst Group SA	44,045
5,043	Cembra Money Bank AGb	362,045
1,117	Daetwyler Holding AG	149,774
2,310	dorma+kaba Holding AG	1,686,467
328	Emmi AG	211,356
523	Forbo Holding AG	668,937
2,821	Georg Fischer AG	2,299,402
100	Givaudan SA	205,374
699,230	Glencore Xstrata plc[b]	1,725,787
1,600	Helvetia Holding AG	803,485
1,591	Kardex AG	159,763
660	Komax Holding AG	147,124
5,590	LafargeHolcim, Ltd.	265,810
15,204	Lonza Group AG	2,863,222
1,929	Mobimo Holding AG	464,437
83,354	Nestle SA	6,679,376
22,559	Novartis AG	1,871,116
3,369	Partners Group Holding AG	1,540,863
1,210	Rieter Holding AG	254,961
3,300	Roche Holding AG-BR	849,475
30,489	Roche Holding AG-Genusschein	7,782,867
900	Schindler Holding AG	173,790
168	Schweiter Technologies AG	169,839
689	SGS SA	1,524,236
4,200	Swiss Prime Site AGb	385,739
1,400	Swisscom AG	688,729
3,141	Tecan Group AG	504,793
3,714	UBS Group AG	51,057
2,014	Valiant Holding AG	192,007
3,554	Zehnder Group AGb	137,559

	Total	42,461,191

Taiwan (0.7%)
321,100	Taiwan Mobile Company, Ltd.	1,107,063
811,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,382,724

	Total	5,489,787

Thailand (0.8%)
196,250	Siam Cement pcl	2,891,274
648,700	Siam Commercial Bank pcl	2,962,698

	Total	5,853,972

Turkey (0.7%)
764,258	Akbank TAS	1,975,048
88,063	BIM Birlesik Magazalar AS	1,629,074
724,000	Turkiye Garanti Bankasi AS	1,780,909

	Total	5,385,031

United Kingdom (11.8%)
203,396	3i Group plc	1,661,308
17,895	Abcam plc	181,111
3,955	Acacia Mining plc	29,257
16,915	Aggreko plc	287,989

Shares	Common Stock (87.6%)	Value

United Kingdom (11.8%) - continued
212,026	Amec Foster Wheeler plc	$1,254,885
23,398	Ashmore Group plc	103,095
160,020	Auto Trader Group plc[c]	785,338
64,100	Babcock International Group plc	822,115
16,050	BAE Systems plc	113,322
107,900	Barratt Developments plc	624,796
159,631	Beazley plc	836,174
38,216	Bellway plc	1,059,447
39,234	Berendsen plc	662,602
51,000	BHP Billiton plc	643,237
35,100	BHP Billiton plc	442,560
3,858	Big Yellow Group plc	36,169
15,905	Bodycote plc	123,053
408,603	Booker Group plc	940,691
43,641	Bovis Homes Group plc	472,627
92,971	British American Tobacco plc	5,933,869
28,880	Bunzl plc	903,590
133,100	Capital Shopping Centres Group plc	527,787
31,167	Cineworld Group plc	242,157
364,200	Cobham plc	825,717
138,476	Compass Group plc	2,630,745
15,200	Croda International plc	668,406
27,144	CYBG plc[b]	93,613
24,238	Dart Group plc	155,577
333,977	Direct Line Insurance Group plc	1,545,342
360,451	Domino's Pizza Group plc	1,892,998
55,469	DS Smith plc	287,678
4,095	Electrocomponents plc	15,881
31,218	Galliford Try plc	405,206
41,434	GKN plc	158,589
72,449	GlaxoSmithKline plc	1,618,008
2,171	Go-Ahead Group plc	52,427
9,496	Grainger plc	27,298
8,754	Greene King plc	94,061
28,537	Halma plc	395,834
53,200	Hammerson plc	392,715
97,000	Hays plc	152,588
8,384	Hiscox, Ltd.	117,495
3,270	HomeServe plc	24,235
60,973	Howden Joinery Group plc	348,651
1,098,080	HSBC Holdings plc	7,197,589
66,387	IG Group Holdings plc	777,633
88,013	Imperial Brands plc	4,638,025
3,485	Inchcape plc	31,073
35,261	Indivior plc	138,327
94,747	Informa plc	895,165
249,176	Intermediate Capital Group plc	1,887,736
39,300	Interserve plc	153,434
27,736	Intertek Group plc	1,330,678
16,535	JD Sports Fashion plc	274,969
145,068	John Wood Group plc	1,269,163
13,069	KCOM Group plc	19,026
39,500	Kingfisher plc	175,407
7,930	Lancashire Holdings, Ltd.	63,115
52,000	Legal & General Group plc	141,459
394,385	LondonMetric Property plc	844,047
303,001	Man Group plc	464,829
299,000	Marks and Spencer Group plc	1,264,156
62,800	Meggitt plc	363,734
43,561	Micro Focus International plc	1,116,505
217,236	Mitie Group plc	716,129
87,942	Moneysupermarket.com Group plc	347,401
40,717	National Express Group plc	181,878
3,000	Next plc	199,456
16,074	OneSavings Bank plc	43,546
52,196	Ophir Energy plc[b]	46,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.6%)	Value

United Kingdom (11.8%) - continued
69,909	Paragon Group of Companies plc	$252,319
15,047	Pennon Group plc	179,591
35,888	Persimmon plc	801,293
36,780	Premier Oil plc[b]	31,153
68,560	Primary Health Properties plc	100,944
218,459	QinetiQ Group plc	648,702
30,926	Reckitt Benckiser Group plc	2,998,594
90,247	RELX plc	1,713,685
86,581	Rentokil Initial plc	246,165
106,800	Restaurant Group plc	500,470
43,800	Rio Tinto plc	1,421,410
344,287	Rotork plc	990,155
36,587	Royal Dutch Shell plc	953,065
3,694	Royal Dutch Shell plc, Class A	95,380
273,279	Royal Dutch Shell plc, Class B	7,268,882
2,863	RPC Group plc	32,669
22,342	SABMiller plc	1,298,701
52,141	Safestore Holdings plc	255,601
39,300	Savills plc	363,532
21,856	Schroders plc	757,499
4,100	Shire plc	264,870
84,400	Sky plc	1,027,858
3,300	Spirax-Sarco Engineering plc	173,853
31,300	SSE plc	628,289
266,900	Stagecoach Group plc	715,733
200,332	Standard Chartered plc	1,601,881
7,173	Stobart Group, Ltd.	16,233
54,413	Synthomer plc	263,287
861,277	Taylor Wimpey plc	1,762,427
111,712	Tritax Big Box REIT plc	201,496
38,359	Tullett Prebon plc	168,646
36,292	Unilever plc	1,697,852
37,705	UNITE Group plc	315,984
41,600	United Utilities Group plc	559,650
452,800	Vodafone Group plc	1,375,555
10,122	WH Smith plc	204,905
538,634	William Hill plc	2,278,418
18,873	WS Atkins plc	349,340

	Total	89,687,713

United States (0.3%)
23,100	Yum! Brands, Inc.	2,065,602

	Total	2,065,602

	Total Common Stock (cost $632,447,817)	664,341,302

Principal Amount	Long-Term Fixed Income (9.5%)

Angola (0.1%)
	Angola Goverment International Bond
$610,000	9.500%, 11/12/2025	581,147

	Total	581,147

Argentina (0.4%)
	Argentina Government International Bond
410,000	6.875%, 4/22/2021[c]	441,160
460,000	7.500%, 4/22/2026[c]	499,560
150,000	6.625%, 7/6/2028[c]	152,550
261,460	7.820%, 12/31/2033[e]	297,575
224,326	8.280%, 12/31/2033	251,806
154,224	8.280%, 12/31/2033	169,184
180,000	0.000%, 12/15/2035[f]	18,000
2,484,000	0.000%, 12/15/2035[e,f]	282,711
400,000	7.125%, 7/6/2036[c]	406,400

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Argentina (0.4%) - continued
$300,000	2.500%, 12/31/2038[g] Cablevision SA	$203,250
150,000	6.500%, 6/15/2021[c] YPF SA	154,500
155,000	8.875%, 12/19/2018	168,175

	Total	3,044,871

Armenia (<0.1%)
	Armenia Government International Bond
210,000	7.150%, 3/26/2025	221,479

	Total	221,479

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
210,000	4.750%, 3/13/2023	197,681

	Total	197,681

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,g	76,444

	Total	76,444

Bermuda (<0.1%)
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	185,750
330,000	6.750%, 3/1/2023[c]	305,910

	Total	491,660

Brazil (0.4%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[h]	483,300
	Brazil Government International Bond
129,000	6.000%, 8/15/2050[i]	123,246
400,000	2.625%, 1/5/2023	368,600
230,000	4.250%, 1/7/2025	227,355
200,000	6.000%, 4/7/2026	220,800
	Brazil Loan Trust 1
153,700	5.477%, 7/24/2023	149,858
546,490	5.477%, 7/24/2023*	532,827
	Brazil Minas SPE via State of Minas Gerais
515,000	5.333%, 2/15/2028	485,387
660,000	5.333%, 2/15/2028*	622,050
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,d,j	0
	Tupy SA
200,000	6.625%, 7/17/2024[c]	194,500

	Total	3,407,923

Bulgaria (0.1%)
	Bulgaria Government International Bond
100,000	4.250%, 7/9/2017[e]	116,127
150,000	1.875%, 3/21/2023[e]	169,537
250,000	3.125%, 3/26/2035[e]	273,188

	Total	558,852

Cameroon (<0.1%)
	Cameroon Government International Bond
200,000	9.500%, 11/19/2025	211,124

	Total	211,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Cayman Islands (<0.1%)
	Petrobras International Finance Company
$30,000	5.750%, 1/20/2020	$29,943
20,000	5.375%, 1/27/2021	18,975

	Total	48,918

Chile (0.3%)
	AES Gener SA
120,000	5.250%, 8/15/2021	128,418
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	311,111
100,000	4.125%, 10/7/2020[c]	107,279
	Chile Government International Bond
364,000	3.125%, 1/21/2026	387,660
	Engie Energia Chile SA
120,000	5.625%, 1/15/2021[c]	133,467
	GNL Quintero SA
310,000	4.634%, 7/31/2029[c]	323,206
	Itau CorpBanca
286,000	3.875%, 9/22/2019[c]	298,943
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	194,500
200,000	4.375%, 1/28/2025*	198,500

	Total	2,083,084

Colombia (0.4%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	405,484
	Colombia Government International Bond
320,000	2.625%, 3/15/2023	309,600
30,000	8.125%, 5/21/2024	39,000
320,000	4.500%, 1/28/2026	341,920
200,000	3.875%, 3/22/2026[e]	248,814
187,000	6.125%, 1/18/2041	214,583
810,000	5.625%, 2/26/2044	888,975
230,000	5.000%, 6/15/2045	236,325
	Ecopetrol SA
18,000	7.375%, 9/18/2043	18,081

	Total	2,702,782

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	206,500
220,000	5.250%, 8/12/2018[c]	227,150
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	227,150
280,000	6.250%, 11/1/2023[c]	289,450
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	36,375
200,000	5.625%, 4/30/2043	182,500
210,000	5.625%, 4/30/2043[c]	191,625
650,000	7.158%, 3/12/2045[c]	693,875

	Total	2,054,625

Croatia (<0.1%)
	Croatia Government International Bond
100,000	3.875%, 5/30/2022[e]	116,831
150,000	3.000%, 3/11/2025[e]	163,299

	Total	280,130

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Czech Republic (<0.1%)
	Czech Republic Government International Bond
$3,540,000	0.360%, 10/27/2016[f,k]	$146,536

	Total	146,536

Dominican Republic (0.6%)
	Aeropuertos Dominicanos Siglo XXI SA
400,000	9.750%, 11/13/2019	423,500
	Dominican Republic Government International Bond
24,134	9.040%, 1/23/2018	25,377
4,000,000	15.000%, 4/5/2019[l]	97,536
900,000	16.000%, 7/10/2020[l]	23,337
400,000	7.500%, 5/6/2021	448,000
600,000	11.500%, 5/10/2024[l]	13,686
100,000	6.875%, 1/29/2026[c]	112,250
290,000	8.625%, 4/20/2027	348,725
1,600,000	18.500%, 2/4/2028[c,l]	50,156
3,700,000	11.375%, 7/6/2029[l]	82,170
492,000	7.450%, 4/30/2044	560,880
990,000	6.850%, 1/27/2045	1,064,250
760,000	6.850%, 1/27/2045[c]	817,000

	Total	4,066,867

Ecuador (0.1%)
	Ecuador Government International Bond
200,000	10.750%, 3/28/2022[c]	199,300
200,000	7.950%, 6/20/2024	173,500
	EP PetroEcuador
266,842	6.270%, 9/24/2019[f]	257,169

	Total	629,969

El Salvador (0.2%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	107,250
40,000	7.750%, 1/24/2023	44,100
162,000	5.875%, 1/30/2025	161,190
159,000	6.375%, 1/18/2027	161,385
50,000	8.250%, 4/10/2032	55,250
524,000	7.650%, 6/15/2035	544,960
150,000	7.625%, 2/1/2041	154,125

	Total	1,228,260

Gabon (0.1%)
	Gabon Government International Bond
600,000	6.375%, 12/12/2024	539,700

	Total	539,700

Ghana (0.1%)
	Ghana Government International Bond
210,000	7.875%, 8/7/2023	182,196
350,000	10.750%, 10/14/2030[c]	380,800

	Total	562,996

Guatemala (0.2%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	177,438
	Guatemala Government International Bond
400,000	5.750%, 6/6/2022	454,000
230,000	4.500%, 5/3/2026[c]	242,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Guatemala (0.2%) - continued
$700,000	4.875%, 2/13/2028	$766,500

	Total	1,640,588

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020*	336,763
400,000	8.750%, 12/16/2020	464,500

	Total	801,263

Hong Kong (<0.1%)
	China Resources Cement Holdings, Ltd.
200,000	2.125%, 10/5/2017	200,849

	Total	200,849

Hungary (0.5%)
	Hungary Government International Bond
390,000	4.375%, 7/4/2017[e]	454,449
940,000	5.750%, 6/11/2018[e]	1,159,065
690,000	6.250%, 1/29/2020	768,878
110,000	6.375%, 3/29/2021	125,886
180,000	5.375%, 2/21/2023	201,600
540,000	5.750%, 11/22/2023	621,405
130,000	7.625%, 3/29/2041	193,034

	Total	3,524,317

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[c]	269,509

	Total	269,509

Indonesia (0.8%)
	Indonesia Government International Bond
160,000	6.875%, 1/17/2018	172,021
280,000	11.625%, 3/4/2019	346,235
200,000	2.625%, 6/14/2023[c,e]	231,721
600,000	5.875%, 1/15/2024	701,689
200,000	4.125%, 1/15/2025	211,885
520,000	3.375%, 7/30/2025[e]	619,578
410,000	4.750%, 1/8/2026[c]	456,374
240,000	4.750%, 1/8/2026	267,146
330,000	3.750%, 6/14/2028[c,e]	396,498
280,000	8.500%, 10/12/2035	421,120
280,000	5.250%, 1/17/2042	317,659
600,000	6.750%, 1/15/2044	812,077
200,000	5.950%, 1/8/2046	249,445
	PT Perusahaan Gas Negara (Persero) Tbk PT
210,000	5.125%, 5/16/2024	227,453

	Total	5,430,901

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[c]	60,150
160,000	3.839%, 12/30/2018[c]	164,880

	Total	225,030

Ivory Coast (<0.1%)
	Ivory Coast Government International Bond
200,000	6.375%, 3/3/2028	200,516

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Ivory Coast (<0.1%) - continued
$118,800	5.750%, 12/31/2032	$113,478

	Total	313,994

Japan (<0.1%)
	SoftBank Group Corporation
200,000	4.500%, 4/15/2020	207,500
200,000	4.500%, 4/15/2020[c]	207,500

	Total	415,000

Kazakhstan (0.2%)
	Kazakhstan Government International Bond
200,000	5.125%, 7/21/2025	219,190
310,000	5.125%, 7/21/2025[c]	339,744
350,000	6.500%, 7/21/2045[c]	413,000
200,000	6.500%, 7/21/2045	236,000
	KazMunayGas National Company JSC
470,000	9.125%, 7/2/2018	517,047

	Total	1,724,981

Kenya (0.1%)
	Kenya Government International Bond
430,000	6.875%, 6/24/2024	407,855

	Total	407,855

Luxembourg (0.3%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	200,376
	Gazprom Neft OAO Via GPN Capital SA
450,000	6.000%, 11/27/2023[c]	472,500
	Gazprom OAO Via Gaz Capital SA
250,000	9.250%, 4/23/2019	286,772
	Severstal OAO
170,000	6.700%, 10/25/2017	178,464
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	207,000
	Tupy Overseas SA
200,000	6.625%, 7/17/2024	194,500
	Wind Acquisition Finance SA
190,000	7.000%, 4/23/2021[e]	211,529

	Total	1,751,141

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
340,000	4.875%, 12/1/2020[c,e]	383,448
280,000	5.625%, 7/26/2023[c,e]	314,098

	Total	697,546

Mexico (1.1%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[m]	105,807
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[c,e]	113,030
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[c]	222,000
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	188,100
	Mexican Bonos
4,783,300	8.000%, 12/7/2023[m]	288,485
6,814,200	7.500%, 6/3/2027[m]	404,933
2,669,900	7.750%, 11/23/2034[m]	163,770
198,661,300	Mexican Cetes Zero Coupon, 10/20/2016[m]	1,048,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Mexico (1.1%) - continued
	Mexico Government International Bond
$150,000	4.000%, 3/15/2115[e]	$165,605
50,000	4.000%, 10/2/2023	53,800
9,316,000	10.000%, 12/5/2024[m]	632,496
290,000	4.125%, 1/21/2026	314,940
152,000	4.750%, 3/8/2044	162,640
338,000	5.750%, 10/12/2110	370,955
	Pemex Project Funding Master Trust
290,000	5.750%, 3/1/2018	303,920
20,000	6.625%, 6/15/2035	20,679
	Petroleos Mexicanos
130,000	5.500%, 2/4/2019[c]	137,475
50,000	8.000%, 5/3/2019	56,215
70,000	3.500%, 7/23/2020	70,437
310,000	6.375%, 2/4/2021[c]	340,141
170,000	6.375%, 2/4/2021	186,529
10,000	3.500%, 1/30/2023	9,475
530,000	5.125%, 3/15/2023[e]	643,774
570,000	6.875%, 8/4/2026[c]	639,825
620,000	6.875%, 8/4/2026	695,950
122,000	5.500%, 6/27/2044	110,397
	Sigma Alimentos SA de CV
240,000	4.125%, 5/2/2026[c]	249,300
	Trust F/1401
200,000	6.950%, 1/30/2044*	213,500

	Total	7,913,110

Mongolia (<0.1%)
	Mongolia Government International Bond
200,000	5.125%, 12/5/2022	180,587

	Total	180,587

Netherlands (0.1%)
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	207,300
	Petrobras Global Finance BV
65,000	4.875%, 3/17/2020	63,317
180,000	8.375%, 5/23/2021	190,305
	Teva Pharmaceutical Finance Netherlands III BV
240,000	1.400%, 7/20/2018	240,790
50,000	1.700%, 7/19/2019	50,299

	Total	752,011

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.375%, 7/12/2023	194,850

	Total	194,850

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	102,506
360,000	8.250%, 4/15/2024[c]	399,426
110,000	7.875%, 3/31/2036	107,200

	Total	609,132

Panama (<0.1%)
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	53,313

	Total	53,313

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Paraguay (0.2%)
	Banco Continental SAECA
$150,000	8.875%, 10/15/2017	$151,875
150,000	8.875%, 10/15/2017*	151,875
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	159,375
180,000	8.125%, 1/24/2019[c]	191,250
	Paraguay Government International Bond
410,000	5.000%, 4/15/2026[c]	438,700
400,000	6.100%, 8/11/2044	447,000

	Total	1,540,075

Peru (0.1%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043*	339,600
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	216,000
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[c]	102,038
260,000	6.750%, 11/23/2021	294,775
22,000	4.625%, 4/12/2023	22,825
80,000	4.625%, 4/12/2023[c]	83,000

	Total	1,058,238

Philippines (<0.1%)
	Energy Development Corporation
200,000	6.500%, 1/20/2021	226,500
	Philippines Government International Bond
120,000	9.875%, 1/15/2019	144,731

	Total	371,231

Russia (0.2%)
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	216,000
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	206,240
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	203,500
	Russia Government International Bond
300,000	3.625%, 9/16/2020[e]	368,583
200,000	4.875%, 9/16/2023	216,588
200,000	4.875%, 9/16/2023[c]	216,588

	Total	1,427,499

South Africa (0.2%)
	South Africa Government International Bond
100,000	4.665%, 1/17/2024	105,222
900,000	5.875%, 9/16/2025	1,021,230
240,000	4.875%, 4/14/2026	253,440
200,000	6.250%, 3/8/2041	239,116

	Total	1,619,008

South Korea (0.1%)
	Export-Import Bank of Korea
200,000	1.251%, 8/14/2017*,f	199,739
	Kookmin Bank
380,000	1.625%, 8/1/2019[c]	380,000

	Total	579,739

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (9.5%)	Value

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
$200,000	5.750%, 1/18/2022[c]	$206,576
200,000	6.125%, 6/3/2025	202,107
600,000	6.850%, 11/3/2025[c]	631,817
430,000	6.825%, 7/18/2026[c]	447,911

	Total	1,488,411

Supranational (<0.1%)
	Corporacion Andina de Fomento
350,000	1.500%, 8/8/2017	350,819

	Total	350,819

Trinidad & Tobago (<0.1%)
	Trinidad & Tobago Government International Bond
200,000	4.500%, 8/4/2026[c]	203,946

	Total	203,946

Turkey (0.4%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	207,080
	Turkey Government International Bond
413,000	7.500%, 7/14/2017	432,411
140,000	6.750%, 4/3/2018	148,190
820,000	7.000%, 6/5/2020	907,968
200,000	5.125%, 3/25/2022	208,228
210,000	5.750%, 3/22/2024	225,922
421,000	7.375%, 2/5/2025	500,003
200,000	4.250%, 4/14/2026	193,670
220,000	4.875%, 10/9/2026	223,463
50,000	8.000%, 2/14/2034	64,958

	Total	3,111,893

Ukraine (<0.1%)
	Ukraine Government International Bond
298,000	Zero Coupon, 5/31/2040*	100,635

	Total	100,635

United Arab Emirates (0.1%)
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[c]	419,900

	Total	419,900

United States (0.6%)
	Comcel Trust
200,000	6.875%, 2/6/2024	208,000
	Commonwealth of Puerto Rico G.O.
240,000	8.000%, 7/1/2035, Ser. Aj	157,351
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. Aj	19,088
10,000	5.500%, 7/1/2039, Ser. Aj	6,450
100,000	6.000%, 7/1/2039, Ser. Bj	64,750
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[n]	275,790
380,000	6.000%, 8/15/2040[o]	358,192
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028, Ser. A	48,533
55,000	0.000%, 8/1/2032, Ser. Ag	27,514
5,000	5.500%, 8/1/2037, Ser. A	2,470
10,000	5.375%, 8/1/2038, Ser. C	4,903

Principal Amount	Long-Term Fixed Income (9.5%)	Value

United States (0.6%) - continued
$35,000	5.375%, 8/1/2039, Ser. A	$17,094
350,000	5.250%, 8/1/2041, Ser. C	170,044
550,000	5.500%, 8/1/2042, Ser. A	268,240
35,000	6.000%, 8/1/2042, Ser. A	17,851
60,000	5.000%, 8/1/2043, Ser. A-1	28,959
5,000	5.250%, 8/1/2043, Ser. A-1	2,426
	U.S. Treasury Bonds
90,000	3.625%, 2/15/2044	118,333
2,290,000	3.000%, 11/15/2045	2,695,490

	Total	4,491,478

Venezuela (0.5%)
	Petroleos de Venezuela SA
40,000	5.250%, 4/12/2017	27,940
320,000	9.000%, 11/17/2021	157,526
1,740,000	6.000%, 5/16/2024	648,150
1,677,000	6.000%, 11/15/2026	612,105
250,000	5.375%, 4/12/2027	91,315
20,000	5.500%, 4/12/2037	7,100
	Venezuela Government International Bond
700,000	7.750%, 10/13/2019	335,125
367,000	6.000%, 12/9/2020	160,104
100,000	12.750%, 8/23/2022	52,625
590,000	9.000%, 5/7/2023	261,812
609,000	8.250%, 10/13/2024	264,154
217,000	11.750%, 10/21/2026	104,974
303,000	9.250%, 9/15/2027	145,819
763,000	9.250%, 5/7/2028	337,628
90,000	11.950%, 8/5/2031	43,088
310,000	9.375%, 1/13/2034	137,562
50,000	7.000%, 3/31/2038	20,437

	Total	3,407,464

Vietnam (0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	105,000
	Vietnam Government International Bond
290,000	6.750%, 1/29/2020[c]	325,993

	Total	430,993

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	20,494
150,000	6.750%, 2/9/2022[c]	153,708

	Total	174,202

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022	316,200
210,000	8.500%, 4/14/2024[c]	184,842
400,000	8.970%, 7/30/2027	351,000
380,000	8.970%, 7/30/2027[c]	333,450

	Total	1,185,492

	Total Long-Term Fixed Income (cost $71,833,794)	72,202,048

Shares	Preferred Stock (1.2%)	Value

Brazil (0.2%)
261,282	Vale SA ADR	1,204,510

	Total	1,204,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Preferred Stock (1.2%)	Value

Germany (0.2%)
12,211	Volkswagen AG	$1,718,014

	Total	1,718,014

South Korea (0.8%)
5,560	Samsung Electronics Company, Ltd.	6,284,614

	Total	6,284,614

	Total Preferred Stock (cost $7,869,834)	9,207,138

Shares	Collateral Held for Securities Loaned (0.4%)	Value

3,202,180	Thrivent Cash Management Trust	3,202,180

	Total Collateral Held for Securities Loaned (cost $3,202,180)	3,202,180

Shares or Principal Amount	Short-Term Investments (1.1%)[p]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.375%, 10/21/2016[q]	199,858
	Thrivent Core Short-Term Reserve Fund
815,813	0.620%	8,158,132

	Total Short-Term Investments (cost $8,357,959)	8,357,990

	Total Investments (cost $723,816,550) 99.8%	$757,417,415

	Other Assets and Liabilities, Net 0.2%	1,422,443

	Total Net Assets 100.0%	$758,839,858

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $21,430,534 or 2.8% of total net assets.
d	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in Czeck Republic Korun.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of July 29, 2016 was $3,161,183 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	100,911
Brazil Loan Trust 1, 7/24/2023	7/25/2013	561,413
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	710,266
Digicel, Ltd., 4/15/2021	1/20/2016	170,982
Export-Import Bank of Korea, 8/14/2017	5/29/2015	200,119
Honduras Government International Bond, 12/16/2020	12/11/2013	290,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 5/31/2040	11/12/2015	137,249

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of July 29, 2016:

Securities Lending Transactions

Common Stock	$3,124,856
Total lending	$3,124,856
Gross amount payable upon return of collateral for securities loaned	$3,202,180
Net amounts due to counterparty	$77,324

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,435,660
Gross unrealized depreciation	(45,834,795)

Net unrealized appreciation (depreciation)	$33,600,865

Cost for federal income tax purposes	$723,816,550

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Partner Worldwide Allocation Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	91,658,857	3,027,723	88,631,134	–
Consumer Staples	84,154,393	3,535,250	80,619,143	–
Energy	40,114,859	1,763,520	38,351,339	–
Financials^	160,145,292	4,974,973	155,169,986	333
Health Care	55,154,540	1,708,576	53,445,964	–
Industrials	88,685,698	2,948,972	85,736,726	–
Information Technology	45,591,762	–	45,591,762	–
Materials	58,318,214	1,021,392	57,296,822	–
Telecommunications Services^	26,298,174	–	26,298,174	–
Utilities	14,219,513	–	14,219,513	–
Long-Term Fixed Income
Basic Materials	791,000	–	791,000	–
Capital Goods	313,879	–	313,879	–
Communications Services	2,200,112	–	2,200,112	–
Consumer Cyclical	382,600	–	382,600	–
Consumer Non-Cyclical^	1,439,229	–	1,439,229	0
Energy	6,563,935	–	6,563,935	–
Financials	5,579,160	–	5,579,160	–
Foreign Government	47,727,771	–	47,727,771	–
Transportation	746,706	–	746,706	–
U.S. Government and Agencies	3,877,136	–	3,877,136	–
U.S. Municipal	835,673	–	835,673	–
Utilities	1,744,847	–	1,744,847	–
Preferred Stock
Consumer Discretionary	1,718,014	–	1,718,014	–
Information Technology	6,284,614	–	6,284,614	–
Materials	1,204,510	1,204,510	–	–
Registered Investment Companies
Equity Funds/ETFs	106,757	106,757	–	–
Short-Term Investments	199,858	–	199,858	–

Subtotal Investments in Securities	$746,057,103	$20,291,673	$725,765,097	$333

Other Investments*	Total
Short-Term Investments	8,158,132
Collateral Held for Securities Loaned	3,202,180

Subtotal Other Investments	$11,360,312

Total Investments at Value	$757,417,415

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	307,483	307,483	–	–
Foreign Currency Forward Contracts	390,704	–	390,704	–

Total Asset Derivatives	$698,187	$307,483	$390,704	$–

Liability Derivatives
Futures Contracts	223,712	223,712	–	–
Foreign Currency Forward Contracts	503,934	–	503,934	–

Total Liability Derivatives	$727,646	$223,712	$503,934	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The following table presents Partner Worldwide Allocation Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $536,289 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	73	September 2016	$9,577,408	$9,712,422	$135,014
CBOT 2-Yr. U.S. Treasury Note	23	September 2016	5,012,796	5,037,000	24,204
CBOT 5-Yr. U.S. Treasury Note	(17)	September 2016	(2,074,767)	(2,074,265)	502
CBOT U.S. Long Bond	7	September 2016	1,200,732	1,221,063	20,331
CME 3 Month Eurodollar Futures	(36)	September 2016	(8,836,151)	(8,928,900)	(92,749)
CME Ultra Long Term U.S. Treasury Bond	(8)	September 2016	(1,472,706)	(1,524,250)	(51,544)
Eurex 10-Yr. Euro BUND	(11)	September 2016	(2,034,582)	(2,065,705)	(31,123)
Eurex 2-Yr. Euro SCHATZ	(12)	September 2016	(1,500,377)	(1,502,868)	(2,491)
Eurex 30-Yr. Euro BUXL	(2)	September 2016	(406,762)	(441,925)	(35,163)
Eurex 5-Yr. Euro BOBL	(11)	September 2016	(1,634,671)	(1,644,128)	(9,457)
Eurex Euro STOXX 50 Index	24	September 2016	773,433	801,476	28,043
FTSE 100 Index	5	September 2016	399,025	441,801	42,776
ICE mini MSCI EAFE Index	19	September 2016	1,566,807	1,596,190	29,383
SFE S&P ASX Share Price Index 200	2	September 2016	197,413	209,707	12,294
SGX MSCI Singapore Index	2	August 2016	47,795	46,610	(1,185)
TSE Tokyo Price Index	4	September 2016	505,866	520,802	14,936
Total Futures Contracts					$83,771

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents Partner Worldwide Allocation Fund's foreign currency forward contracts held as of July 29, 2016.

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Argentina Peso	BOA	632,289	10/13/2016	$40,951	$40,188	($763)
Argentina Peso	BNP	10,962,086	10/12/2016 - 11/21/2016	697,881	690,774	(7,107)
Argentina Peso	CITI	4,059,200	8/29/2016 - 9/12/2016	265,339	263,055	(2,284)
Argentina Peso	RBS	1,430,689	8/16/2016 - 9/14/2016	95,097	93,103	(1,994)
Argentina Peso	DB	1,363,044	8/25/2016 - 8/29/2016	88,909	89,052	143
Brazilian Real	UBS	858,842	8/2/2016	262,643	264,507	1,864
Brazilian Real	BOA	459,415	8/2/2016	137,409	141,491	4,082
Brazilian Real	RBC	419,734	9/2/2016	127,188	127,902	714
Brazilian Real	MSC	1,780,875	8/2/2016	540,000	548,474	8,474
Chinese Yuan	HSBC	8,267,598	8/2/2016 - 9/21/2016	1,239,846	1,241,369	1,523
Chinese Yuan	DB	6,306,240	8/2/2016 - 9/1/2016	949,453	947,232	(2,221)
Chinese Yuan	JPM	931,338	9/1/2016	137,000	139,806	2,806
Chinese Yuan	CITI	6,101,156	9/1/2016 - 9/21/2016	897,934	915,781	17,847
Chinese Yuan	MSC	2,197,633	9/1/2016 - 9/21/2016	325,994	329,715	3,721
Chinese Yuan	SB	10,381,389	9/1/2016 - 9/21/2016	1,560,000	1,558,292	(1,708)
Chinese Yuan	BNP	3,392,805	9/1/2016	498,063	509,304	11,241
Chinese Yuan	WBC	941,482	9/1/2016	137,000	141,329	4,329
Chinese Yuan	BB	5,365,103	8/2/2016 - 9/1/2016	801,495	805,813	4,318
Euro	JPM	329,000	9/21/2016	364,211	368,645	4,434
Euro	BNP	73,511	9/21/2016	82,924	82,369	(555)
Euro	BOA	560,139	9/21/2016	620,654	627,637	6,983
Euro	RBS	213,000	9/21/2016	238,600	238,667	67
Euro	UBS	496,139	9/21/2016	552,108	555,646	3,538
Euro	DB	109,000	9/21/2016	120,145	122,135	1,990
Hungarian Forint	UBS	33,443,541	9/21/2016	120,130	120,308	178
Hungarian Forint	BNP	119,910,905	9/21/2016	430,251	431,362	1,111
Hungarian Forint	BOA	34,908,434	9/21/2016	122,080	125,578	3,498
Indonesian Rupiah	MSC	1,630,302,400	9/1/2016	124,000	123,869	(131)
Indonesian Rupiah	CITI	6,267,357,224	8/10/2016 - 9/8/2016	471,073	476,693	5,620
Malaysian Ringgit	SB	486,597	8/8/2016	122,000	119,504	(2,496)
Malaysian Ringgit	HSBC	1,047,898	8/10/2016 - 8/18/2016	259,919	257,312	(2,607)
Malaysian Ringgit	UBS	976,185	9/8/2016	240,428	239,441	(987)
Malaysian Ringgit	DB	733,391	8/11/2016	183,000	180,097	(2,903)
Malaysian Ringgit	CITI	603,899	8/15/2016 - 8/26/2016	148,467	148,235	(232)
Malaysian Ringgit	WBC	759,320	8/1/2016 - 9/8/2016	186,578	186,386	(192)
Malaysian Ringgit	JPM	2,818,439	8/1/2016 - 8/26/2016	698,696	691,958	(6,738)
Mexican Peso	UBS	2,281,265	9/21/2016	124,000	121,012	(2,988)
Mexican Peso	RBS	5,571,471	9/21/2016	294,000	295,545	1,545
Mexican Peso	DB	2,299,716	9/21/2016	124,000	121,991	(2,009)
Mexican Peso	HSBC	4,508,018	9/21/2016	242,000	239,133	(2,867)
Mexican Peso	JPM	19,260,141	9/21/2016	1,033,385	1,021,674	(11,711)
Mexican Peso	SSB	798,209	9/21/2016	42,402	42,342	(60)
Mexican Peso	MSC	10,025,724	9/21/2016	535,108	531,824	(3,284)
Mexican Peso	BOA	11,063,903	9/21/2016	590,768	586,896	(3,872)
New Taiwan Dollar	WBC	3,822,484	8/3/2016	119,790	119,754	(36)
New Taiwan Dollar	CITI	3,918,640	8/8/2016	122,000	122,780	780
New Taiwan Dollar	HSBC	3,594,154	8/18/2016	112,542	112,638	96
Philippines Peso	DB	5,841,770	8/15/2016	124,000	123,906	(94)
Polish Zloty	BOA	314,072	9/21/2016	80,398	80,532	134
Polish Zloty	BNP	2,158,131	9/21/2016	541,960	553,372	11,412
Polish Zloty	JPM	2,361,165	9/21/2016	597,707	605,431	7,724
Polish Zloty	CITI	908,210	9/21/2016	239,548	232,876	(6,672)
Russian Ruble	CSFB	8,265,220	8/29/2016	124,000	124,524	524
Russian Ruble	JPM	15,606,612	9/8/2016	237,806	234,529	(3,277)
Russian Ruble	CITI	16,822,417	8/5/2016 - 8/9/2016	260,717	254,495	(6,222)
Russian Ruble	MSC	40,081,174	8/5/2016 - 8/15/2016	617,380	605,737	(11,643)
Singapore Dollar	WBC	167,174	9/21/2016	124,000	124,713	713
Singapore Dollar	BNP	90,443	9/21/2016	67,000	67,471	471
South African Rand	MSC	7,870,880	9/21/2016	527,072	561,698	34,626
South African Rand	SB	5,005,805	9/21/2016	328,944	357,236	28,292
South African Rand	CITI	739,378	9/21/2016	48,000	52,765	4,765
South African Rand	UBS	726,134	9/21/2016	50,000	51,820	1,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
South Korean Won	WBC	140,202,400	8/5/2016	$124,846	$125,164	$318
South Korean Won	BOA	142,414,000	8/16/2016	124,000	127,145	3,145
South Korean Won	DB	139,486,581	8/16/2016	118,914	124,532	5,618
Thai Baht	DB	15,866,624	8/22/2016 - 9/2/2016	452,725	455,469	2,744
Turkish Lira	RBS	1,798,836	9/21/2016	610,000	594,578	(15,422)
Turkish Lira	BOA	728,401	9/21/2016	248,000	240,762	(7,238)
Turkish Lira	HSBC	364,543	9/21/2016	122,000	120,494	(1,506)
United Arab Emirates	BNP	8,188,967	12/7/2016	2,228,048	2,228,504	456
Total Purchases				$25,224,526	$25,306,371	$81,845

Sales
Brazilian Real	MSC	2,849,063	8/2/2016 - 9/2/2016	$864,736	$875,191	($10,455)
Brazilian Real	DB	395,400	9/2/2016	120,000	120,487	(487)
Brazilian Real	UBS	2,190,089	8/2/2016 - 9/2/2016	654,635	671,706	(17,071)
Brazilian Real	BOA	928,356	8/2/2016 - 9/2/2016	285,000	284,627	373
Chilean Peso	UBS	34,345,821	8/25/2016	52,035	52,353	(318)
Chilean Peso	CSFB	65,797,195	8/8/2016 - 8/25/2016	98,996	100,326	(1,330)
Chilean Peso	HSBC	148,315,481	8/8/2016	222,093	226,379	(4,286)
Chinese Yuan	WBC	2,887,989	9/1/2016	434,000	433,525	475
Chinese Yuan	CITI	980,884	9/1/2016	149,998	147,244	2,754
Chinese Yuan	SB	6,542,664	9/1/2016 - 9/21/2016	998,000	981,963	16,037
Chinese Yuan	DB	10,322,957	8/2/2016 - 9/1/2016	1,553,254	1,550,194	3,060
Chinese Yuan	HSBC	11,347,057	8/2/2016 - 9/21/2016	1,697,846	1,703,728	(5,882)
Chinese Yuan	MSC	1,655,069	9/21/2016	247,000	248,271	(1,271)
Chinese Yuan	JPM	3,826,230	9/1/2016	582,000	574,367	7,633
Chinese Yuan	BB	9,530,376	8/2/2016 - 9/1/2016	1,425,526	1,431,073	(5,547)
Czech Republic Korun	CITI	2,950,704	9/23/2016	120,125	122,399	(2,274)
Euro	WBC	4,055,214	9/9/2016	4,488,461	4,541,248	(52,787)
Euro	SSB	2,059,008	9/21/2016	2,347,331	2,307,121	40,210
Euro	BOA	181,000	9/21/2016	202,478	202,811	(333)
Euro	CITI	209,000	9/21/2016	239,548	234,185	5,363
Euro	HSBC	601,467	9/9/2016	665,599	673,556	(7,957)
Euro	UBS	106,000	9/21/2016	120,130	118,773	1,357
Euro	BNP	704,541	9/9/2016 - 9/21/2016	785,193	789,365	(4,172)
Hong Kong Dollar	SB	5,480,566	9/21/2016	706,468	706,966	(498)
Hungarian Forint	RBS	33,241,600	9/21/2016	119,573	119,582	(9)
Hungarian Forint	BOA	67,534,962	9/21/2016	250,851	242,948	7,903
Hungarian Forint	UBS	49,117,396	9/21/2016	186,726	176,693	10,033
Indian Rupee	HSBC	8,332,233	8/11/2016	123,000	124,119	(1,119)
Indonesian Rupiah	CITI	1,623,285,600	9/26/2016	122,558	122,837	(279)
Indonesian Rupiah	JPM	1,597,444,100	9/8/2016	120,927	121,235	(308)
Malaysian Ringgit	JPM	379,660	8/1/2016	93,524	93,262	262
Malaysian Ringgit	RBC	183,592	8/22/2016	45,181	45,069	112
Malaysian Ringgit	CITI	463,950	8/10/2016	112,960	113,935	(975)
Malaysian Ringgit	WBC	379,660	8/1/2016	93,134	93,262	(128)
Malaysian Ringgit	SB	45,727	8/18/2016	11,594	11,227	367
Malaysian Ringgit	DB	506,137	9/8/2016	124,023	124,147	(124)
Mexican Peso	RBC	8,538,513	8/16/2016 - 9/21/2016	455,976	454,430	1,546
Mexican Peso	RBS	7,175,628	8/16/2016 - 9/21/2016	385,092	381,707	3,385
Mexican Peso	UBS	8,491,670	8/16/2016	448,822	452,116	(3,294)
Mexican Peso	CITI	5,153,283	8/16/2016	269,644	274,373	(4,729)
Mexican Peso	DB	2,449,136	9/21/2016	129,370	129,917	(547)
Mexican Peso	JPM	22,919,656	8/16/2016 - 10/20/2016	1,224,155	1,213,043	11,112
Mexican Peso	MSC	6,990,090	9/21/2016	368,052	370,796	(2,744)
New Taiwan Dollar	BNP	3,839,954	9/9/2016	119,087	120,397	(1,310)
New Taiwan Dollar	WBC	3,822,484	9/9/2016	120,011	119,850	161
New Taiwan Dollar	UBS	3,801,050	8/15/2016	118,839	119,114	(275)
New Taiwan Dollar	JPM	14,986,839	8/3/2016 - 9/29/2016	466,175	469,946	(3,771)
New Taiwan Dollar	CITI	26,236,489	8/18/2016 - 9/22/2016	813,440	822,592	(9,152)
New Taiwan Dollar	MSC	15,259,760	8/10/2016 - 8/18/2016	475,845	478,185	(2,340)
New Taiwan Dollar	SB	7,662,218	8/26/2016	236,197	240,169	(3,972)
Polish Zloty	BNP	323,489	9/21/2016	82,924	82,946	(22)
Polish Zloty	BOA	994,982	9/21/2016	249,664	255,126	(5,462)
Polish Zloty	DB	486,944	9/21/2016	120,145	124,858	(4,713)
Polish Zloty	RBS	478,807	9/21/2016	119,027	122,772	(3,745)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/ Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Polish Zloty	JPM	1,462,119	9/21/2016	$364,211	$374,905	($10,694)
Polish Zloty	UBS	977,487	9/21/2016	245,243	250,739	(5,496)
Russian Ruble	MSC	16,510,616	8/15/2016 - 9/8/2016	250,775	248,754	2,021
Russian Ruble	CSFB	18,247,716	8/11/2016 - 8/15/2016	278,780	275,769	3,011
Russian Ruble	CITI	26,971,259	8/12/2016 - 9/8/2016	415,990	406,288	9,702
Singapore Dollar	CITI	1,282,891	9/21/2016	932,126	957,044	(24,918)
Singapore Dollar	UBS	169,954	9/21/2016	125,000	126,787	(1,787)
Singapore Dollar	WBC	169,892	9/21/2016	125,000	126,741	(1,741)
Singapore Dollar	BOA	161,704	9/21/2016	119,000	120,632	(1,632)
Singapore Dollar	JPM	170,364	9/21/2016	125,000	127,092	(2,092)
Singapore Dollar	DB	323,305	9/21/2016	237,000	241,188	(4,188)
Singapore Dollar	MSC	320,291	9/21/2016	239,000	238,939	61
Singapore Dollar	SSB	160,740	9/21/2016	120,000	119,913	87
South African Rand	UBS	2,104,729	9/21/2016	149,000	151,138	(2,138)
South African Rand	SB	2,203,280	9/21/2016	145,000	157,235	(12,235)
South African Rand	CITI	1,423,417	9/21/2016	100,000	102,543	(2,543)
South African Rand	MSC	3,947,629	9/21/2016	269,000	281,719	(12,719)
South Korean Won	CITI	585,885,305	8/18/2016	515,636	523,073	(7,437)
South Korean Won	SB	142,232,950	8/29/2016	125,000	126,988	(1,988)
South Korean Won	DB	587,638,771	8/19/2016 - 8/29/2016	514,610	524,643	(10,033)
South Korean Won	WBC	336,549,696	8/16/2016 - 9/2/2016	295,922	300,460	(4,538)
South Korean Won	MSC	277,063,741	8/16/2016	239,401	247,358	(7,957)
South Korean Won	BOA	347,507,400	8/8/2016 - 8/11/2016	299,000	310,243	(11,243)
South Korean Won	UBS	133,263,426	8/11/2016	116,155	118,974	(2,819)
South Korean Won	JPM	281,387,750	8/16/2016 - 8/19/2016	246,760	251,220	(4,460)
South Korean Won	HSBC	707,319,560	8/5/2016 - 8/29/2016	619,000	631,487	(12,487)
Thai Baht	DB	22,801,598	8/11/2016 - 9/2/2016	649,806	654,496	(4,690)
Turkish Lira	RBS	2,235,259	9/21/2016	741,000	738,831	2,169
Turkish Lira	HSBC	1,040,261	9/21/2016	343,123	343,842	(719)
Turkish Lira	CITI	677,783	9/21/2016	224,506	224,031	475
United Arab Emirates	BNP	8,188,967	12/7/2016	2,218,000	2,228,504	(10,504)
Total Sales				$38,055,012	$38,250,087	($195,075)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($113,230)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$3,226,844	$31,798,105	$31,822,769	3,202,180	$3,202,180	$59,669
Cash Management Trust-Short Term Investment	15,002,977	242,333,334	257,336,311	–	–	14,174
Core Short-Term Reserve	–	56,360,530	48,202,398	815,813	8,158,132	14,084
Total Value and Income Earned	$18,229,821				$11,360,312	$87,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

LARGE CAP GROWTH FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (94.3%)	Value

Consumer Discretionary (24.3%)
75,741	Amazon.com, Inc.[a]	$57,473,028
33,690	AutoZone, Inc.[a]	27,422,649
282,380	Comcast Corporation	18,990,055
208,680	Home Depot, Inc.	28,847,923
216,510	Las Vegas Sands Corporation	10,966,232
193,230	NIKE, Inc.	10,724,265
253,230	Starbucks Corporation	14,700,002

	Total	169,124,154

Consumer Staples (2.6%)
194,740	CVS Health Corporation	18,056,293

	Total	18,056,293

Energy (1.7%)
74,380	EQT Corporation	5,419,327
40,930	Pioneer Natural Resources Company	6,653,990

	Total	12,073,317

Financials (1.6%)
60,300	Goldman Sachs Group, Inc.	9,576,243
22,339	J.P. Morgan Chase & Company	1,429,026

	Total	11,005,269

Health Care (18.3%)
352,607	Abbott Laboratories	15,779,163
146,679	Alexion Pharmaceuticals, Inc.[a]	18,862,919
118,615	Allergan plc[a]	30,003,664
208,490	Celgene Corporation[a]	23,390,493
309,978	Gilead Sciences, Inc.	24,633,952
156,987	Vertex Pharmaceuticals, Inc.[a]	15,227,739

	Total	127,897,930

Industrials (5.9%)
110,580	3M Company	19,723,049
234,450	Delta Air Lines, Inc.	9,084,938
132,470	Union Pacific Corporation	12,326,333

	Total	41,134,320

Information Technology (39.9%)
43,803	Alphabet, Inc., Class Aa	34,663,066
34,188	Alphabet, Inc., Class Ca	26,283,392
304,384	Apple, Inc.	31,719,857
426,470	Facebook, Inc.[a]	52,856,692
487,630	Microsoft Corporation	27,638,868
188,020	NVIDIA Corporation	10,735,942
542,280	PayPal Holdings, Inc.[a]	20,194,507
343,950	Salesforce.com, Inc.[a]	28,135,110
435,600	Visa, Inc.	33,998,580
230,550	Xilinx, Inc.	11,776,494

	Total	278,002,508

	Total Common Stock (cost $517,689,151)	657,293,791

Shares or Principal Amount	Short-Term Investments (5.8%)[b]	Value

	Federal Home Loan Bank Discount Notes
3,300,000	0.325%, 8/3/2016	$3,299,967
6,400,000	0.310%, 8/4/2016	6,399,872
5,500,000	0.303%, 8/5/2016	5,499,851
3,900,000	0.410%, 8/8/2016	3,899,860
7,300,000	0.340%, 8/12/2016	7,299,467
7,125,000	0.356%, 8/17/2016	7,124,238
800,000	0.300%, 8/23/2016	799,882
500,000	0.330%, 8/30/2016	499,904
1,000,000	0.320%, 8/31/2016	999,800
4,200,000	0.390%, 9/14/2016	4,198,711
<1	Thrivent Core Short-Term Reserve Fund 0.620%	1

	Total Short-Term Investments (cost $40,019,085)	40,021,553

	Total Investments (cost $557,708,236) 100.1%	$697,315,344

	Other Assets and Liabilities, Net (0.1%)	(353,827)

	Total Net Assets 100.0%	$696,961,517

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$149,853,026
Gross unrealized depreciation	(10,245,918)

Net unrealized appreciation (depreciation)	$139,607,108

Cost for federal income tax purposes	$557,708,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

LARGE CAP GROWTH FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Large Cap Growth Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	169,124,154	169,124,154	–	–
Consumer Staples	18,056,293	18,056,293	–	–
Energy	12,073,317	12,073,317	–	–
Financials	11,005,269	11,005,269	–	–
Health Care	127,897,930	127,897,930	–	–
Industrials	41,134,320	41,134,320	–	–
Information Technology	278,002,508	278,002,508	–	–
Short-Term Investments	40,021,552	–	40,021,552	–

Subtotal Investments in Securities	$697,315,343	$657,293,791	$40,021,552	$–

Other Investments*	Total

Short-Term Investments	1

Subtotal Other Investments	$1

Total Investments at Value	$697,315,344

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$20,126,400	$70,111,075	$90,237,475	–	$–	$5,040
Cash Management Trust-Short Term Investment	51,267,870	139,416,807	190,684,677	–	–	62,309
Core Short-Term Reserve	–	59,088,648	59,088,647	1	1	35,958
Total Value and Income Earned	$71,394,270				$1	$103,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

LARGE CAP VALUE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (97.6%)	Value

Consumer Discretionary (10.3%)
387,500	Comcast Corporation	$26,059,375
110,764	Delphi Automotive plc	7,512,014
318,229	Discovery Communications, Inc., Class Aa,b	7,984,366
364,389	Harley-Davidson, Inc.[a]	19,283,466
284,831	Lowe's Companies, Inc.	23,435,895

	Total	84,275,116

Consumer Staples (5.4%)
268,440	CVS Health Corporation	24,889,757
56,750	Kimberly-Clark Corporation	7,351,962
119,487	Philip Morris International, Inc.	11,979,767

	Total	44,221,486

Energy (10.9%)
219,251	Baker Hughes, Inc.	10,486,775
257,209	Chevron Corporation	26,358,778
256,900	Devon Energy Corporation	9,834,132
99,516	EOG Resources, Inc.	8,130,457
125,232	EQT Corporation	9,124,404
1,304,761	Marathon Oil Corporation	17,796,940
1,284,300	Weatherford International plc[b]	7,294,824

	Total	89,026,310

Financials (21.5%)
134,550	American International Group, Inc.	7,324,902
1,202,810	Bank of America Corporation	17,428,717
333,950	Blackstone Group, LP	8,963,218
131,150	Capital One Financial Corporation	8,797,542
73,967	Chubb, Ltd.	9,265,106
595,290	Citigroup, Inc.	26,079,655
219,800	Comerica, Inc.	9,943,752
507,450	Fifth Third Bancorp	9,631,401
49,100	Goldman Sachs Group, Inc.	7,797,571
37,450	Intercontinental Exchange, Inc.	9,894,290
363,910	Invesco, Ltd.	10,618,894
32,900	J.P. Morgan Chase & Company	2,104,613
330,620	MetLife, Inc.	14,130,699
411,530	Morgan Stanley	11,823,257
465,600	Synchrony Financial[b]	12,980,928
321,200	Zions Bancorporation	8,955,056

	Total	175,739,601

Health Care (13.9%)
82,150	Amgen, Inc.	14,132,264
164,650	Express Scripts Holding Company[b]	12,524,925
198,983	Medtronic plc	17,436,880
522,660	Merck & Company, Inc.	30,659,236
542,700	Pfizer, Inc.	20,020,203
222,950	Roche Holding AG ADR	7,154,466
78,903	UnitedHealth Group, Inc.	11,298,910

	Total	113,226,884

Industrials (9.4%)
60,100	Boeing Company	8,032,966
321,850	CSX Corporation	9,118,010
109,600	Delta Air Lines, Inc.	4,247,000
117,303	Honeywell International, Inc.	13,645,858
169,150	Ingersoll-Rand plc	11,207,879
98,600	Norfolk Southern Corporation	8,852,308
44,600	Rockwell Automation, Inc.	5,102,240
154,450	United Parcel Service, Inc.	16,696,045

	Total	76,902,306

Information Technology (16.9%)
14,950	Alphabet, Inc.[b]	11,493,410

Shares	Common Stock (97.6%)	Value

Information Technology (16.9%) - continued
1,261,530	Cisco Systems, Inc.	$38,514,511
392,300	EMC Corporation	11,094,244
218,200	Intel Corporation	7,606,452
536,831	Microsoft Corporation	30,427,581
435,250	Oracle Corporation	17,862,660
304,700	Texas Instruments, Inc.	21,252,825

	Total	138,251,683

Materials (3.5%)
128,170	Albemarle Corporation	10,788,069
181,900	Dow Chemical Company	9,762,573
299,100	Mosaic Company[a]	8,075,700

	Total	28,626,342

Telecommunications Services (2.1%)
301,399	Verizon Communications, Inc.	16,700,519

	Total	16,700,519

Utilities (3.7%)
464,540	PG&E Corporation	29,702,688

	Total	29,702,688

	Total Common Stock (cost $619,856,620)	796,672,935

Shares	Collateral Held for Securities Loaned (3.1%)	Value

25,339,975	Thrivent Cash Management Trust	25,339,975

	Total Collateral Held for Securities Loaned (cost $25,339,975)	25,339,975

Shares or Principal Amount	Short-Term Investments (2.3%)[c]	Value

	Thrivent Core Short-Term Reserve Fund
1,899,681	0.620%	18,996,809

	Total Short-Term Investments (cost $18,996,810)	18,996,809

	Total Investments (cost $664,193,405) 103.0%	$841,009,719

	Other Assets and Liabilities, Net (3.0%)	(24,713,624)

	Total Net Assets 100.0%	$816,296,095

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

LARGE CAP VALUE FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of July 29, 2016:

Securities Lending Transactions

Common Stock	$25,032,607

Total lending	$25,032,607
Gross amount payable upon return of collateral for securities loaned	$25,339,975

Net amounts due to counterparty	$307,368

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$195,126,938
Gross unrealized depreciation	(18,310,624)

Net unrealized appreciation (depreciation)	$176,816,314

Cost for federal income tax purposes	$664,193,405

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Large Cap Value Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	84,275,116	84,275,116	–	–
Consumer Staples	44,221,486	44,221,486	–	–
Energy	89,026,310	89,026,310	–	–
Financials	175,739,601	175,739,601	–	–
Health Care	113,226,884	113,226,884	–	–
Industrials	76,902,306	76,902,306	–	–
Information Technology	138,251,683	138,251,683	–	–
Materials	28,626,342	28,626,342	–	–
Telecommunications Services	16,700,519	16,700,519	–	–
Utilities	29,702,688	29,702,688	–	–

Subtotal Investments in Securities	$796,672,935	$796,672,935	$–	$–

Other Investments *	Total
Short-Term Investments	18,996,809
Collateral Held for Securities Loaned	25,339,975

Subtotal Other Investments	$44,336,784

Total Investments at Value	$841,009,719

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$1,205,820	$111,918,375	$87,784,220	25,339,975	$25,339,975	$35,347
Cash Management Trust-Short Term Investment	14,270,955	47,428,644	61,699,599	–	–	22,643
Core Short-Term Reserve	–	27,296,260	8,299,451	1,899,681	18,996,809	19,204
Total Value and Income Earned	$15,476,775				$44,336,784	$77,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

LARGE CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.2%)	Value

Consumer Discretionary (14.7%)
49,500	Aisan Industry Company, Ltd.	$355,346
61,320	Amazon.com, Inc.[a]	46,530,229
45,670	AutoZone, Inc.[a]	37,174,010
7,200	Bayerische Motoren Werke AG	521,851
5,200	Beiersdorf AG	488,542
110,600	Berkeley Group Holdings plc	3,923,075
61,300	Betsson AB	575,003
14,400	Brembo SPA	842,134
42,200	Bridgestone Corporation	1,461,426
52,076	Bunzl plc	1,629,340
72,000	Calsonic Kansei Corporation	553,905
2,200	Christian Dior SE	397,902
102,300	Cineworld Group plc	794,835
492,190	Comcast Corporation	33,099,778
29,500	Compass Group plc	560,436
2,100	Continental AG	440,409
10,300	Daimler AG	700,239
342,400	Debenhams plc	254,097
160,200	Denso Corporation	6,202,888
97,600	EDION Corporation[b]	814,591
144,600	Eutelsat Communications	2,875,650
139,200	Fuji Heavy Industries, Ltd.	5,318,108
178,000	Gunze, Ltd.	511,619
75,900	Hakuhodo Dy Holdings, Inc.	885,844
11,300	Hennes & Mauritz AB	341,238
214,300	Honda Motor Company, Ltd.	5,804,921
199,200	Inchcape plc	1,776,135
20,100	InterContinental Hotels Group plc	803,609
31,300	Intertek Group plc	1,501,666
25,300	JB Hi-Fi, Ltd.	499,189
93,700	Kingfisher plc	416,092
8,300	Koito Manufacturing Company, Ltd.	409,830
14,100	KOMERI Company, Ltd.	317,354
204,640	Las Vegas Sands Corporation	10,365,016
11,959	Linamar Corporation	474,733
11,700	LVMH Moet Hennessy Louis Vuitton SE	2,003,544
56,600	Marks and Spencer Group plc	239,302
27,700	Mazda Motor Corporation	405,113
54,000	NOK Corporation	1,026,801
18,100	Nokian Renkaat Oyj	672,869
5,000	Paddy Power plc	586,432
82,000	PanaHome Corporation	646,517
214,300	Persimmon plc	4,784,805
42,900	Saizeriya Company, Ltd.	957,153
49,600	Sekisui House, Ltd.[b]	826,400
47,500	SHOWA Corporation	274,732
31,200	Sky plc	379,966
73,900	Sports Direct International plc[a]	283,011
17,300	Stanley Electric Company, Ltd.	419,402
126,700	Star Entertainment Group, Ltd.	572,271
650,490	Starbucks Corporation	37,760,945
159,200	Sumitomo Forestry Company, Ltd.	2,242,243
92,300	Sumitomo Rubber Industries, Ltd.	1,302,786
7,000	Swatch Group AG	357,342
161,900	Tatts Group, Ltd.	508,117
19,973	Taylor Wimpey plc	40,871
30,800	USS Company, Ltd.	522,420
2,345	Valora Holding AG	677,513
86,000	Wacoal Holdings Corporation	940,033
120,500	WH Smith plc	2,439,348
20,000	Whitbread plc	1,021,293
130,000	Wolters Kluwer NV	5,469,601
95,300	WPP plc	2,138,299

Shares	Common Stock (87.2%)	Value

Consumer Discretionary (14.7%) - continued
49,900	Yokohama Rubber Company, Ltd.	$670,166

	Total	239,790,335

Consumer Staples (7.0%)
11,300	AarhusKarlshamn AB	835,419
77,100	Axfood AB	1,385,472
37,736	British American Tobacco plc	2,408,498
137,800	Coca-Cola HBC AG	2,848,934
156,310	CVS Health Corporation	14,493,063
4,487	George Weston, Ltd.	398,509
29,900	Henkel AG & Company KGaA	3,245,736
216,292	Imperial Brands plc	11,397,949
26,500	Jeronimo Martins SGPS SA	443,849
31,200	Kao Corporation	1,680,220
14,200	Kesko Oyj	633,098
179,960	Kimberly-Clark Corporation	23,313,818
383,811	Koninklijke Ahold Delhaize NV	9,163,221
4,600	KOSE Corporation	423,609
200	Lindt & Spruengli AG	1,175,993
41,200	Nestle SA	3,301,465
45,000	Nichirei Corporation	429,399
15,000	Nippon Meat Packers, Inc.	364,773
293,560	Philip Morris International, Inc.	29,432,326
9,151	Premium Brands Holdings Corporation	394,804
32,500	Suedzucker AG	813,275
14,000	Sugi Holdings Company, Ltd.	701,401
109,100	Swedish Match AB	3,979,947
69,744	Woolworths, Ltd.	1,242,913

	Total	114,507,691

Energy (8.5%)
544,690	Baker Hughes, Inc.	26,052,523
102,848	Baytex Energy Corporation	482,869
2,582,367	BP plc	14,610,148
30,000	Caltex Australia, Ltd.	758,669
257,264	Chevron Corporation	26,364,415
209,412	EOG Resources, Inc.	17,108,960
111,977	EQT Corporation	8,158,644
120,488	OMV AG	3,218,325
102,735	Royal Dutch Shell plc	2,676,173
239,347	Royal Dutch Shell plc, Class B	6,366,333
27,424	Schlumberger, Ltd.	2,208,181
69,426	Statoil ASA	1,103,697
159,845	Suncor Energy, Inc. ADR	4,301,429
94,402	Total SA	4,540,176
3,555,169	Weatherford International plc[a]	20,193,360

	Total	138,143,902

Financials (15.2%)
99,900	Allianz SE	14,314,212
222,100	Australia & New Zealand Banking Group, Ltd.	4,369,686
381,700	Banco Santander SA	1,620,434
409,267	Bank of America Corporation	5,930,279
373,800	Bank of East Asia, Ltd.[b]	1,547,437
52,370	Bank of Montreal	3,357,231
179,176	Bank of Nova Scotia	9,099,805
126,316	Bank of Queensland, Ltd.	1,016,204
314,960	Blackstone Group, LP	8,453,526
5,267	Canadian Imperial Bank of Commerce	400,133
19,226	Canadian Western Bank[b]	371,370
354,400	CapitaMall Trust	567,864
111,000	Chiba Bank, Ltd.	530,573
95,490	Chubb, Ltd.	11,961,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

LARGE CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.2%)	Value

Financials (15.2%) - continued
401,010	Citigroup, Inc.	$17,568,248
123,400	CNP Assurances	1,885,356
5,300	Daito Trust Construction Company, Ltd.	889,974
19,500	Danske Bank AS	530,304
56,400	Derwent London plc	2,121,194
562,300	DEXUS Property Group	4,176,011
385,815	Direct Line Insurance Group plc	1,785,201
135,300	Erste Group Bank AG	3,585,668
45,900	EXOR SPA	1,791,074
556,700	FlexiGroup, Ltd.	848,085
326,300	Frasers Centrepoint Trust	520,834
824,000	Fukuoka Financial Group, Inc.	3,148,200
30,424	Genworth MI Canada, Inc.	812,534
55,520	Goldman Sachs Group, Inc.	8,817,131
99,500	Great Portland Estates plc	899,521
4,400	Groupe Bruxelles Lambert SA	371,186
188,216	H&R Real Estate Investment Trust	3,351,604
45,196	Hamborner REIT AG	534,853
102,400	Hang Seng Bank, Ltd.	1,833,143
46,900	Hannover Rueckversicherung SE	4,797,164
678,000	Henderson Group plc	2,071,645
69,300	Henderson Land Development Company, Ltd.	413,666
18,800	Hitachi Capital Corporation	343,324
99,700	Hufvudstaden AB	1,665,047
663,000	Hysan Development Company, Ltd.	3,057,437
27,152	Intact Financial Corporation	1,946,276
76,510	Intercontinental Exchange, Inc.	20,213,942
420,100	Invesco, Ltd.	12,258,518
523,400	Investec plc	3,115,415
436,974	J.P. Morgan Chase & Company	27,953,227
122,500	Link REIT	915,214
80,800	Macquarie Group, Ltd.	4,574,649
418,100	Mitsui & Company, Ltd.	4,898,398
1,713,900	Mizuho Financial Group, Inc.	2,749,656
32,800	MS and AD Insurance Group Holdings, Inc.	945,025
81,600	National Australia Bank, Ltd.	1,649,632
101,755	National Bank of Canada	3,484,445
2,498,635	New World Development Company, Ltd.	2,911,900
141,200	Old Mutual plc	392,928
30,642	Power Corporation of Canada	667,452
42,715	Schroders plc	1,480,444
983,966	Stockland	3,776,144
4,600	Swiss Prime Site AGa	422,476
71,200	Swiss Re AG	5,968,449
257,760	Synchrony Financial[a]	7,186,349
225,600	T&D Holdings, Inc.	2,300,671
15,000	Talanx AG	451,152
11,700	Tokio Marine Holdings, Inc.	452,875
32,556	Toronto-Dominion Bank	1,418,536
257,040	United Overseas Bank, Ltd.	3,526,930
73,000	Wharf Holdings, Ltd.	504,502
99,000	Wheelock and Company, Ltd.	530,878
609,200	Wing Tai Holdings, Ltd.	791,599

	Total	248,845,917

Health Care (10.9%)
6,200	Actelion, Ltd.	1,098,217
72,170	Alexion Pharmaceuticals, Inc.[a]	9,281,062
55,199	Allergan plc[a]	13,962,587
48,730	Amgen, Inc.	8,383,022
28,800	Astellas Pharmaceutical, Inc.	479,858
88,200	Celgene Corporation[a]	9,895,158

Shares	Common Stock (87.2%)	Value

Health Care (10.9%) - continued
38,300	CSL, Ltd.	$3,434,531
76,438	Essilor International SA	9,790,800
4,600	Gerresheimer AG	394,929
129,110	Gilead Sciences, Inc.	10,260,372
60,500	Hikma Pharmaceuticals plc	2,106,655
39,444	ICON plc[a]	3,063,615
10,700	Lonza Group AG	2,015,027
603,190	Merck & Company, Inc.	35,383,125
33,100	Merck KGaA	3,655,446
107,300	Novartis AG	8,899,807
107,000	Novo Nordisk AS	6,084,693
692,470	Pfizer, Inc.	25,545,218
11,900	Roche Holding AG-Genusschein	3,037,690
92,900	Sanofi	7,912,633
131,176	Vertex Pharmaceuticals, Inc.[a]	12,724,072

	Total	177,408,517

Industrials (8.9%)
94,400	ABB, Ltd.	2,005,254
32,100	Adecco SA	1,761,841
58,140	AerCap Holdings NVa	2,122,691
42,600	Aida Engineering, Ltd.	354,706
542,099	Air New Zealand, Ltd.	863,497
51,900	Amada Holdings Company, Ltd.	565,617
15,000	Andritz AG	764,783
246,000	Asahi Glass Company, Ltd.	1,413,209
17,300	Atlas Copco Aktiebolag	485,640
41,600	Babcock International Group plc	533,541
23,700	Berendsen plc	400,257
136,070	Boeing Company	18,187,116
245,000	Cathay Pacific Airways, Ltd.	398,446
30,600	Compagnie de Saint-Gobain	1,299,045
63,000	Dai Nippon Printing Company, Ltd.	703,369
42,905	Dart Group plc	275,396
4,500	DCC plc	401,581
405,050	Delta Air Lines, Inc.	15,695,688
43,300	Deutsche Post AG	1,292,254
15,900	DSV AS	708,003
52,200	East Japan Railway Company	4,788,290
10,500	Flughafen Zuerich AG	1,968,333
22,700	Fraport AG Frankfurt Airport Services Worldwide	1,241,491
136,000	Fuji Electric Company, Ltd.	600,254
1,500	Georg Fischer AG	1,222,652
14,400	Hankyu Hanshin Holdings, Inc.	535,728
26,500	Hitachi Transport System, Ltd.	516,585
9,800	Hochtief AG	1,285,176
104,350	Honeywell International, Inc.	12,139,036
30,300	Inaba Denki Sangyo Company, Ltd.	1,097,253
81,100	Intrum Justitia AB	2,603,735
603,300	ITOCHU Corporation	6,840,129
19,700	Jardine Matheson Holdings, Ltd.	1,168,210
66,000	Kamigumi Company, Ltd.	593,955
141,900	KITZ Corporation	759,902
160,600	KONE Oyj	8,137,468
32,939	Koninklijke Boskalis Westminster NV	1,210,616
7,500	Kuehne & Nagel International AG	1,051,996
29,000	Kurita Water Industries, Ltd.	642,793
103,900	Marubeni Corporation	483,039
227,200	Meggitt plc	1,315,929
55,800	MIRAIT Holdings Corporation	594,248
65,000	Mitsuboshi Belting, Ltd.	547,694
58,700	Nikkon Holdings Company, Ltd.	1,171,860
108,000	Nippon Express Company, Ltd.	544,799
108,600	Nitto Kogyo Corporation	1,487,213
233,700	Norfolk Southern Corporation	20,981,586

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

LARGE CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Common Stock (87.2%)	Value

Industrials (8.9%) - continued
24,500	Randstad Holding NV	$1,053,991
3,243	Rieter Holding AG	683,337
95,400	Sanwa Holdings Corporation	991,901
11,900	Schindler Holding AG	2,281,662
2,300	Schindler Holding AG	444,130
32,900	Siemens AG	3,571,196
18,500	Skanska AB	393,282
16,300	TOTO, Ltd.	698,528
71,380	United Parcel Service, Inc.	7,716,178
23,835	WSP Global, Inc.	714,511
20,200	Yuasa Trading Company, Ltd.	443,612

	Total	144,754,232

Information Technology (14.2%)
43,372	Alphabet, Inc., Class Aa	34,321,998
43,588	Alphabet, Inc., Class Ca	33,510,018
551,796	Apple, Inc.	57,502,661
13,049	AtoS	1,279,143
57,400	Canon, Inc.	1,628,984
73,820	Check Point Software Technologies, Ltd.[a,b]	5,675,282
362,700	Cisco Systems, Inc.	11,073,231
855,440	EMC Corporation	24,191,843
155,500	Facebook, Inc.[a]	19,272,670
132,600	FUJIFILM Holdings NPV	4,757,481
10,700	Hoya Corporation	379,645
17,300	ITOCHU Techno-Solutions Corporation	415,402
15,300	Kyocera Corporation	724,849
230,150	Microsoft Corporation	13,044,902
56,500	NEC Networks & System Integration Corporation	1,037,892
19,300	Nice, Ltd.	1,326,125
30,500	NS Solutions Corporation	575,819
6,500	Oracle Corporation Japan	395,435
242,520	Salesforce.com, Inc.[a]	19,838,136
5,000	SAP SE	437,619
75,200	Shinko Electric Industries Company, Ltd.	411,585
2,300	U-Blox AG	582,082
10,600	United Internet AG	469,132

	Total	232,851,934

Materials (3.8%)
11,100	Air Liquide SA	1,183,392
152,230	Albemarle Corporation	12,813,199
33,300	Amcor, Ltd.	380,557
429,800	BHP Billiton, Ltd.	6,370,559
3,326	CCL Industries, Inc.	595,325
21,100	Croda International plc	927,852
337,900	Daicel Corporation	3,789,343
88,000	Denki Kagaku Kogyo KK	381,618
262,000	Dow Chemical Company	14,061,540
13,300	Evonik Industries AG	414,878
1,000	Geberit AG	385,658
1,100	Givaudan SA	2,259,116
45,400	Hexpol ABb	403,943
28,500	JFE Holdings, Inc.	371,439
36,300	JSR Corporation	495,822
173,300	Mitsubishi Chemical Holdings Corporation	936,080
71,000	Mitsubishi Gas Chemical Company, Inc.	404,504
217,000	Mitsubishi Materials Corporation	570,264
6,500	Nippon Shokubai Company, Ltd.	408,814
708,682	Norsk Hydro ASA	3,038,693

Shares	Common Stock (87.2%)	Value

Materials (3.8%) - continued
34,600	Novozymes AS	$1,698,144
78,000	Oji Holdings Corporation	325,287
195,300	Orora, Ltd.	427,896
13,834	Rio Tinto, Ltd.	527,921
37,000	Sumitomo Metal Mining Company, Ltd.	444,735
79,000	Sumitomo Seika Chemicals Company, Ltd.	475,610
89,000	Tosoh Corporation	451,570
135,665	UPM-Kymmene Oyj	2,797,763
129,037	Yara International ASA	4,206,772

	Total	61,548,294

Telecommunications Services (0.9%)
24,998	BCE, Inc.	1,197,201
120,300	Elisa Oyj	4,364,570
82,900	Freenet AG	2,314,816
1,391,702	KCOM Group plc	2,026,035
6,700	Millicom International Cellular SA	357,739
33,200	Nippon Telegraph & Telephone Corporation	1,577,656
113,900	Orange SA	1,748,036
40,800	Proximus SA	1,273,612
142,300	Telefonica Deutschland Holding AG	581,019

	Total	15,440,684

Utilities (3.1%)
28,000	Chubu Electric Power Company, Inc.	411,366
48,200	E.ON SE	516,941
700,900	Electricidade de Portugal SA	2,404,272
143,500	Enagas SA	4,374,888
1,033,000	Osaka Gas Company, Ltd.	4,169,024
529,410	PG&E Corporation	33,850,475
462,200	Redes Energeticas Nacionais SGPS SA	1,405,723
79,000	Toho Gas Company, Ltd.	695,227
71,000	Tokyo Electric Power Company, Inc.[a]	278,481
197,800	United Utilities Group plc	2,661,027
22,800	Veolia Environnement SA	505,317

	Total	51,272,741

	Total Common Stock (cost $1,109,502,072)	1,424,564,247

Shares	Registered Investment Companies (<0.1%)	Value

Equity Funds/ETFs (<0.1%)
1,710	iShares MSCI EAFE Index Fund	99,214

	Total	99,214

	Total Registered Investment Companies (cost $97,281)	99,214

Shares	Collateral Held for Securities Loaned (0.6%)	Value

9,741,655	Thrivent Cash Management Trust	9,741,655

	Total Collateral Held for Securities Loaned (cost $9,741,655)	9,741,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

LARGE CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (12.7%)[c]	Value

	Federal Home Loan Bank Discount Notes
14,800,000	0.306%, 8/3/2016	$14,799,852
25,100,000	0.318%, 8/5/2016	25,099,322
19,300,000	0.378%, 8/12/2016	19,298,591
1,300,000	0.360%, 8/31/2016	1,299,740
10,100,000	0.320%, 9/1/2016	10,097,818
15,400,000	0.341%, 9/7/2016	15,396,027
10,400,000	0.344%, 9/9/2016[d]	10,397,171
3,700,000	0.330%, 9/12/2016	3,698,916
13,000,000	0.387%, 9/14/2016[d]	12,996,009
5,300,000	0.305%, 9/21/2016	5,297,748
1,000,000	0.340%, 9/26/2016	999,610
3,900,000	0.350%, 10/3/2016	3,897,609
1,100,000	0.365%, 10/5/2016	1,099,305
1,500,000	0.369%, 10/7/2016	1,499,121
8,172,656	Thrivent Core Short-Term Reserve Fund 0.620%	81,726,564

	Total Short-Term Investments (cost $207,593,842)	207,603,403

	Total Investments (cost $1,326,934,850) 100.5%	$1,642,008,519

	Other Assets and Liabilities, Net (0.5%)	(8,070,309)

	Total Net Assets 100.0%	$1,633,938,210

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of July 29, 2016:

Securities Lending Transactions

Common Stock	$9,389,541
Total lending	$9,389,541
Gross amount payable upon return of collateral for securities loaned	$9,741,655
Net amounts due to counterparty	$352,114

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$359,348,061
Gross unrealized depreciation	(44,274,392)

Net unrealized appreciation (depreciation)	$315,073,669

Cost for federal income tax purposes	$1,326,934,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

LARGE CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Large Cap Stock Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	239,790,335	165,404,711	74,385,624	–
Consumer Staples	114,507,691	68,032,520	46,475,171	–
Energy	138,143,902	104,870,381	33,273,521	–
Financials	248,845,917	145,756,185	103,089,732	–
Health Care	177,408,517	128,498,231	48,910,286	–
Industrials	144,754,232	77,556,806	67,197,426	–
Information Technology	232,851,934	218,430,741	14,421,193	–
Materials	61,548,294	27,470,064	34,078,230	–
Telecommunications Services	15,440,684	1,197,201	14,243,483	–
Utilities	51,272,741	33,850,475	17,422,266	–
Registered Investment Companies
Equity Funds/ETFs	99,214	99,214	–	–
Short-Term Investments	125,876,839	–	125,876,839	–

Subtotal Investments in Securities	$1,550,540,300	$971,166,529	$579,373,771	$–

Other Investments*	Total
Short-Term Investments	81,726,564
Collateral Held for Securities Loaned	9,741,655
Subtotal Other Investments	$91,468,219
Total Investments at Value	$1,642,008,519

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,211,273	6,211,273	–	–
Total Asset Derivatives	$6,211,273	$6,211,273	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $14,495,899 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex Euro STOXX 50 Index	2,535	September 2016	$79,752,807	$84,655,878	$4,903,071
Eurex Stoxx Europe 600 Index	578	September 2016	10,818,425	11,008,139	189,714
ICE mini MSCI EAFE Index	879	September 2016	72,726,302	73,844,790	1,118,488
Total Futures Contracts					$6,211,273

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

LARGE CAP STOCK FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$12,071,792	$162,622,347	$164,952,484	9,741,655	$9,741,655	$197,225
Cash Management Trust-Short Term Investment	257,091,734	395,939,204	653,030,938	–	–	211,272
Core Short-Term Reserve	–	141,385,882	59,659,318	8,172,656	81,726,564	98,965
Total Value and Income Earned	$269,163,526				$91,468,219	$507,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Basic Materials (0.6%)
	Fortescue Metals Group, Ltd., Term Loan
$3,971,293	4.250%, 6/30/2019[b,c]	$3,894,011

	Total	3,894,011

Communications Services (0.4%)
	Birch Communication Inc., Term Loan
3,426,217	7.750%, 7/17/2020	2,740,974

	Total	2,740,974

Consumer Cyclical (1.3%)
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,743,125
	Mohegan Tribal Gaming Authority, Term Loan
2,169,568	5.500%, 6/15/2018	2,165,229
	Scientific Games International, Inc., Term Loan
4,383,250	6.000%, 10/1/2021	4,377,771

	Total	9,286,125

	Total Bank Loans (cost $16,182,345)	15,921,110

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,501,275	5.746%, 5/25/2036[d]	984,773
1,561,724	6.011%, 5/25/2036[d]	1,065,617

	Total	2,050,390

Basic Materials (4.6%)
	ArcelorMittal SA
1,935,000	6.500%, 3/1/2021[e]	2,041,425
	Bluescope Steel Finance, Ltd.
2,380,000	6.500%, 5/15/2021[f]	2,504,950
	First Quantum Minerals, Ltd.
1,966,000	6.750%, 2/15/2020[f]	1,809,703
1,901,000	7.000%, 2/15/2021[f]	1,696,262
	GCP Applied Technologies, Inc.
1,310,000	9.500%, 2/1/2023[f]	1,480,300
	Graphic Packaging International, Inc.
710,000	4.750%, 4/15/2021	754,375
470,000	4.875%, 11/15/2022	491,738
	HudBay Minerals, Inc.
2,780,000	9.500%, 10/1/2020	2,661,850
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[f]	2,802,937
2,855,000	5.625%, 8/1/2024[c,f]	2,819,313
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018*,g	184,200
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,700,875
	PQ Corporation
950,000	6.750%, 11/15/2022[f]	999,286
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023[e]	2,734,700
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[f]	913,670
	Teck Resources, Ltd.
1,430,000	8.000%, 6/1/2021[f]	1,526,525
950,000	8.500%, 6/1/2024[e,f]	1,033,125

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Basic Materials (4.6%) - continued
	Tembec Industries, Inc.
$2,340,000	9.000%, 12/15/2019[f]	$1,831,050

	Total	31,986,284

Capital Goods (9.8%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020*,h	144,375
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019*,h	152,000
	AECOM
2,340,000	5.750%, 10/15/2022	2,462,850
935,000	5.875%, 10/15/2024	1,002,787
	Aircastle, Ltd.
2,800,000	5.000%, 4/1/2023	2,936,640
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	3,212,475
	Ardagh Packaging Finance plc
2,380,000	7.250%, 5/15/2024[f]	2,510,900
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,812,975
	Bombardier, Inc.
3,805,000	7.500%, 3/15/2025[f]	3,331,316
	Building Materials Corporation of America
3,710,000	6.000%, 10/15/2025[f]	4,016,075
	Case New Holland, Inc.
1,260,000	7.875%, 12/1/2017	1,352,925
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2022[f]	2,544,144
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[f]	2,505,500
	CNH Industrial Capital, LLC
1,440,000	3.625%, 4/15/2018	1,458,000
1,650,000	4.375%, 11/6/2020[e]	1,697,487
	Eagle Materials, Inc.
1,430,000	4.500%, 8/1/2026	1,453,238
	Huntington Ingalls Industries, Inc.
2,350,000	5.000%, 11/15/2025[f]	2,499,812
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[f]	2,478,000
	Nortek, Inc.
3,360,000	8.500%, 4/15/2021	3,528,000
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[e,f]	2,881,000
	Reynolds Group Issuer, Inc.
1,900,000	5.750%, 10/15/2020	1,961,750
2,370,000	8.250%, 2/15/2021	2,464,800
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[f]	2,877,969
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,582,950
	U.S. Concrete, Inc.
2,620,000	6.375%, 6/1/2024[f]	2,686,391
	United Rentals North America, Inc.
1,375,000	6.125%, 6/15/2023[e]	1,439,453
2,340,000	5.500%, 7/15/2025	2,405,543
2,380,000	5.875%, 9/15/2026	2,472,225

	Total	67,871,580

Communications Services (18.7%)
	Altice Financing SA
920,000	6.500%, 1/15/2022[f]	947,600
710,000	6.625%, 2/15/2023[f]	711,335
2,855,000	7.500%, 5/15/2026[f]	2,883,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Communications Services (18.7%) - continued
	Altice Finco SA
$950,000	9.875%, 12/15/2020[f]	$1,016,500
460,000	8.125%, 1/15/2024[e,f]	465,750
200,000	7.625%, 2/15/2025[f]	194,000
	Altice US Finance I Corporation
2,600,000	5.500%, 5/15/2026[f]	2,691,000
	AMC Networks, Inc.
3,340,000	4.750%, 12/15/2022	3,423,500
2,400,000	5.000%, 4/1/2024	2,442,000
	CCO Holdings, LLC
1,835,000	5.250%, 3/15/2021	1,908,400
1,835,000	5.250%, 9/30/2022	1,910,694
4,500,000	5.875%, 4/1/2024[f]	4,803,750
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[f]	2,901,250
	CenturyLink, Inc.
3,565,000	7.500%, 4/1/2024[e]	3,805,638
	Clear Channel Worldwide Holdings, Inc.
3,005,000	6.500%, 11/15/2022	3,110,175
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[f]	4,733,076
	Digicel, Ltd.
1,470,000	7.000%, 2/15/2020*	1,418,403
2,780,000	6.000%, 4/15/2021*	2,581,925
	Frontier Communications Corporation
1,987,000	10.500%, 9/15/2022	2,145,960
2,860,000	11.000%, 9/15/2025	3,053,050
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020[e]	2,390,187
2,000,000	5.875%, 7/15/2026[f]	2,056,000
	Hughes Satellite Systems Corporation
6,190,000	6.625%, 8/1/2026[f]	6,143,575
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,150,000
	Level 3 Financing, Inc.
1,380,000	6.125%, 1/15/2021	1,436,925
2,380,000	5.250%, 3/15/2026[f]	2,490,075
	McGraw-Hill Global Education Holdings, LLC
2,855,000	7.875%, 5/15/2024[e,f]	2,997,750
	Neptune Finco Corporation
5,050,000	10.875%, 10/15/2025[f]	5,908,500
	Nexstar Escrow Corporation
2,750,000	5.625%, 8/1/2024[f]	2,794,688
	SFR Group SA
3,910,000	6.000%, 5/15/2022[f]	3,812,250
2,290,000	6.250%, 5/15/2024[f]	2,196,969
2,380,000	7.375%, 5/1/2026[f]	2,377,025
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[f]	1,501,500
	Sprint Communications, Inc.
9,975,000	9.000%, 11/15/2018[f]	10,810,406
2,530,000	7.000%, 3/1/2020[f]	2,684,962
	Sprint Corporation
6,785,000	7.625%, 2/15/2025	6,055,612
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,314,325
3,140,000	6.000%, 4/15/2024	3,350,977
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[f]	4,859,250

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Communications Services (18.7%) - continued
	Univision Communications, Inc.
$2,713,000	6.750%, 9/15/2022[f]	$2,896,127
2,590,000	5.125%, 2/15/2025[f]	2,664,462
	UPCB Finance V, Ltd.
1,260,000	7.250%, 11/15/2021[f]	1,323,000
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[f]	1,027,425
950,000	5.500%, 8/15/2026[f]	955,938
	WMG Acquisition Corporation
715,000	5.000%, 8/1/2023[f]	725,725
	Zayo Group, LLC
1,190,000	6.375%, 5/15/2025	1,245,038
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[f]	1,171,150

	Total	129,487,397

Consumer Cyclical (12.8%)
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[f]	2,417,400
1,760,000	6.125%, 7/1/2022[f]	1,742,400
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,290,775
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,187,750
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,289,100
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,942,542
	Dana Financing Luxembourg SARL
3,575,000	6.500%, 6/1/2026[f]	3,664,375
	Family Tree Escrow, LLC
1,410,000	5.250%, 3/1/2020[f]	1,466,400
1,880,000	5.750%, 3/1/2023	2,030,400
	Goodyear Tire & Rubber Company
2,850,000	5.000%, 5/31/2026	3,003,188
	Hanesbrands, Inc.
1,800,000	4.875%, 5/15/2026[f]	1,840,500
	Jaguar Land Rover Automotive plc
950,000	5.625%, 2/1/2023[f]	1,001,062
	KB Home
930,000	7.250%, 6/15/2018	1,000,912
1,750,000	8.000%, 3/15/2020	1,933,750
1,420,000	7.500%, 9/15/2022[e]	1,498,100
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,640,925
1,640,000	5.625%, 2/15/2022	1,808,100
	Lennar Corporation
940,000	4.500%, 11/15/2019	988,175
2,810,000	4.750%, 5/30/2025	2,852,150
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[f]	3,718,000
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,503,738
	Masonite International Corporation
1,800,000	5.625%, 3/15/2023[f]	1,896,750
	New Cotai, LLC
3,829,106	10.625%, 5/1/2019*	2,144,299
	PulteGroup, Inc.
1,905,000	5.500%, 3/1/2026	1,986,648
2,145,000	5.000%, 1/15/2027	2,142,319
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	725,975
840,000	5.000%, 4/15/2023	848,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Consumer Cyclical (12.8%) - continued
	Rite Aid Corporation
$2,835,000	6.750%, 6/15/2021	$2,980,294
2,840,000	6.125%, 4/1/2023[f]	3,013,950
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021[e]	1,390,500
	Seminole Indian Tribe of Florida
2,885,000	7.804%, 10/1/2020*	2,885,000
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[e,f]	2,434,237
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,367,625
	Toll Brothers Finance Corporation
2,340,000	4.875%, 11/15/2025	2,392,650
	Tunica-Biloxi Gaming Authority
4,180,000	9.000%, 11/15/2015*,g	1,463,000
	West Corporation
3,210,000	5.375%, 7/15/2022[f]	2,993,325
	WMG Acquisition Corporation
2,375,000	6.750%, 4/15/2022[f]	2,493,750
	Yum! Brands, Inc.
1,910,000	5.250%, 6/1/2026[f]	2,021,009
	ZF North America Capital, Inc.
1,875,000	4.500%, 4/29/2022[f]	1,945,313
1,875,000	4.750%, 4/29/2025[f]	1,959,375

	Total	88,904,161

Consumer Non-Cyclical (11.4%)
	Albertsons Companies, LLC
2,380,000	6.625%, 6/15/2024[f]	2,528,750
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,390,750
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022	2,957,125
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[f]	3,839,825
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[f]	3,261,088
	Grifols Worldwide Operations, Ltd.
3,855,000	5.250%, 4/1/2022	4,018,838
	HCA, Inc.
550,000	3.750%, 3/15/2019	570,625
2,355,000	6.500%, 2/15/2020	2,593,444
4,190,000	5.875%, 3/15/2022	4,609,000
1,640,000	4.750%, 5/1/2023	1,709,700
3,295,000	5.375%, 2/1/2025	3,428,876
3,140,000	5.875%, 2/15/2026	3,359,800
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[f]	2,736,250
4,795,000	5.750%, 6/15/2025[f]	4,675,125
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[f]	4,064,794
	Post Holdings, Inc.
2,775,000	5.000%, 8/15/2026[c,f]	2,766,328
	Prestige Brands, Inc.
710,000	6.375%, 3/1/2024[f]	749,050
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021[e]	4,303,600
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,014,437
1,820,000	6.625%, 11/15/2022	1,931,475
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025	2,035,100

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Consumer Non-Cyclical (11.4%) - continued
	Teleflex, Inc.
$2,225,000	5.250%, 6/15/2024	$2,314,000
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,907,987
1,775,000	8.125%, 4/1/2022	1,832,687
	TreeHouse Foods, Inc.
3,635,000	4.875%, 3/15/2022	3,756,772
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[f]	2,142,000
2,355,000	5.500%, 3/1/2023[f]	1,942,875
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[f]	2,631,900

	Total	79,072,201

Energy (10.3%)
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,319,487
2,360,000	5.625%, 6/1/2023	2,233,150
	Cheniere Corpus Christi Holdings, LLC
1,800,000	7.000%, 6/30/2024[f]	1,881,000
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,334,550
	Continental Resources, Inc.
3,330,000	5.000%, 9/15/2022[e]	3,113,550
2,390,000	4.500%, 4/15/2023	2,162,950
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022	1,937,218
2,365,000	6.250%, 4/1/2023	2,199,450
	EP Energy, LLC
3,285,000	6.375%, 6/15/2023	1,642,500
	Holly Energy Partners, LP
835,000	6.000%, 8/1/2024[f]	845,438
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,239,387
1,410,000	5.000%, 3/1/2021	884,775
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[f]	704,025
2,840,000	6.375%, 1/30/2023[f]	2,002,200
	Oasis Petroleum, Inc.
3,100,000	6.875%, 1/15/2023[e]	2,604,000
	Pacific Drilling SA
1,950,000	5.375%, 6/1/2020[f]	516,750
	Pacific Drilling V, Ltd.
4,320,000	7.250%, 12/1/2017[f]	1,630,800
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,034,780
940,000	6.500%, 12/15/2021	855,400
1,150,000	5.250%, 11/15/2024	954,500
	Range Resources Corporation
3,820,000	5.000%, 3/15/2023[e]	3,514,400
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022	3,797,625
940,000	7.250%, 5/1/2023[e]	942,350
	Rowan Companies, Inc.
4,760,000	4.875%, 6/1/2022	4,034,100
	Sabine Pass Liquefaction, LLC
2,355,000	5.625%, 2/1/2021	2,431,537
1,915,000	5.625%, 3/1/2025	1,955,100
2,380,000	5.875%, 6/30/2026[f]	2,442,475
	Sunoco, LP
2,335,000	5.500%, 8/1/2020[f]	2,364,188
1,170,000	6.375%, 4/1/2023[f]	1,190,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Energy (10.3%) - continued
	Tesoro Logistics, LP
$2,100,000	5.500%, 10/15/2019	$2,231,250
1,870,000	6.250%, 10/15/2022	1,944,800
	Weatherford International, Ltd.
1,905,000	7.750%, 6/15/2021[e]	1,799,631
2,145,000	4.500%, 4/15/2022[e]	1,769,625
	Whiting Petroleum Corporation
955,000	5.000%, 3/15/2019	833,238
953,000	5.750%, 3/15/2021[e]	798,137
	WPX Energy, Inc.
1,910,000	7.500%, 8/1/2020	1,881,350
2,330,000	8.250%, 8/1/2023[e]	2,284,845

	Total	71,311,036

Financials (8.6%)
	AerCap Ireland Capital, Ltd.
1,405,000	4.625%, 10/30/2020	1,501,594
	Ally Financial, Inc.
1,290,000	3.250%, 2/13/2018	1,302,900
5,630,000	4.125%, 3/30/2020	5,774,241
2,120,000	4.125%, 2/13/2022	2,154,450
	Argos Merger Sub, Inc.
3,295,000	7.125%, 3/15/2023[f]	3,443,275
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[f,i]	761,875
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 4/29/2049[i]	1,411,462
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,361,983
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,269,100
	Corrections Corporation of America
3,215,000	4.625%, 5/1/2023	3,263,225
	Credit Agricole SA
935,000	6.625%, 9/29/2049[f,i]	891,055
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,624,350
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[f]	3,006,025
	HSBC Holdings plc
960,000	6.875%, 12/29/2049[i]	988,800
	Icahn Enterprises, LP
6,965,000	6.000%, 8/1/2020	6,947,587
	ILFC E-Capital Trust II
1,605,000	4.230%, 12/21/2065[f,j]	1,284,000
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,197,250
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[f,i]	1,007,400
	MPT Operating Partnership, LP
1,052,000	6.375%, 2/15/2022	1,104,600
2,640,000	5.500%, 5/1/2024	2,732,400
	Prime Security Services Borrower, LLC
3,000,000	9.250%, 5/15/2023[f]	3,202,500
	Quicken Loans, Inc.
3,745,000	5.750%, 5/1/2025[f]	3,712,231
	Royal Bank of Scotland Group plc
1,635,000	7.500%, 12/29/2049[i]	1,587,585

	Total	59,529,888

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Foreign Government (0.3%)
	Argentina Government International Bond
$1,900,000	7.500%, 4/22/2026[f]	$2,063,400

	Total	2,063,400

Technology (7.4%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[f]	5,997,600
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,307,700
	Cengage Learning, Inc.
4,770,000	9.500%, 6/15/2024[f]	4,990,613
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[f]	4,457,375
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[f]	5,128,632
	Diamond Finance Corporation
950,000	5.875%, 6/15/2021[f]	992,747
1,430,000	7.125%, 6/15/2024[f]	1,538,641
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	2,990,937
970,000	5.875%, 1/15/2026	1,045,175
	First Data Corporation
3,000,000	5.375%, 8/15/2023[f]	3,078,750
1,690,000	7.000%, 12/1/2023[f]	1,738,588
	Micron Technology, Inc.
1,800,000	7.500%, 9/15/2023[f]	1,968,192
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[f]	3,449,250
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[f]	2,136,375
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[f]	4,253,900
	SS&C Technologies Holdings, Inc.
1,410,000	5.875%, 7/15/2023	1,462,875
	Western Digital Corporation
2,800,000	10.500%, 4/1/2024[f]	3,153,500

	Total	51,690,850

Transportation (4.0%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[f]	2,711,650
	American Airlines Pass Through Trust
2,976,918	5.600%, 7/15/2020[f]	3,099,716
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[e,f]	3,041,875
3,150,000	5.500%, 4/1/2023[e]	3,126,375
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,515,600
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,701,700
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,409,100
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[e]	964,250
1,605,000	8.125%, 11/15/2021[f]	1,235,850
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[f]	1,096,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	2,672,325
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021[g]	623,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (92.7%)	Value

Transportation (4.0%) - continued
	United Airlines Pass Through Trust
$1,243,511	5.375%, 8/15/2021	$1,296,360
	XPO Logistics, Inc.
2,110,000	7.875%, 9/1/2019[f]	2,189,125
1,400,000	6.500%, 6/15/2022[e,f]	1,386,000

	Total	28,069,126

Utilities (4.5%)
	AES Corporation
2,350,000	4.875%, 5/15/2023	2,385,250
	Calpine Corporation
3,280,000	5.375%, 1/15/2023[e]	3,271,800
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,487,000
1,650,000	6.375%, 10/1/2022	1,703,625
	Dynegy, Inc.
4,280,000	7.625%, 11/1/2024	4,151,600
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[f,i]	2,437,500
	Energy Transfer Equity, LP
3,755,000	5.500%, 6/1/2027	3,649,485
	Holly Energy Partners, LP
2,400,000	6.500%, 3/1/2020	2,460,000
	MPLX, LP
4,315,000	4.875%, 12/1/2024[f]	4,273,101
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	4,093,863

	Total	30,913,224

	Total Long-Term Fixed Income (cost $654,565,199)	642,949,537

Shares	Preferred Stock (1.3%)	Value

Consumer Staples (0.2%)
36,650	CHS, Inc., 7.100%[i]	1,111,228

	Total	1,111,228

Financials (1.1%)
52,669	Citigroup, Inc., 6.875%[i]	1,567,956
48,000	Discover Financial Services, 6.500%[i]	1,279,680
74,979	Goldman Sachs Group, Inc., 5.500%[i]	2,029,682
16,984	Morgan Stanley, 6.875%[i]	501,028
17,280	PNC Financial Services Group, Inc., 6.125%[i]	523,930
1,440	Wells Fargo & Company, Convertible, 7.500%[i]	1,917,014

	Total	7,819,290

	Total Preferred Stock (cost $8,214,056)	8,930,518

Shares	Registered Investment Companies (0.7%)	Value

Equity Funds/ETFs (0.7%)
50,000	Energy Select Sector SPDR Fund	3,370,000
53,000	SPDR S&P Oil & Gas Exploration & Production ETF[e]	1,815,250

	Total	5,185,250

	Total Registered Investment Companies (cost $4,897,547)	5,185,250

Shares	Common Stock (0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[k,l]	$4

	Total	4

Energy (0.1%)
6,516	Vantage Drilling International[l]	566,892

	Total	566,892

Financials (<0.1%)
10	New Cotai, LLC*,k,l	33,473

	Total	33,473

	Total Common Stock (cost $3,140,190)	600,369

Shares	Collateral Held for Securities Loaned (7.9%)	Value

54,695,240	Thrivent Cash Management Trust	54,695,240

	Total Collateral Held for Securities Loaned (cost $54,695,240)	54,695,240

Shares or Principal Amount	Short-Term Investments (1.2%)[m]	Value

	Thrivent Core Short-Term Reserve Fund
811,892	0.620%	8,118,916
	U.S. Treasury Notes
650,000	0.500%, 8/31/2016[n]	650,164

	Total Short-Term Investments (cost $8,769,033)	8,769,080

	Total Investments (cost $750,463,610) 106.2%	$737,051,104

	Other Assets and Liabilities, Net (6.2%)	(43,331,302)

	Total Net Assets 100.0%	$693,719,802

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
e	All or a portion of the security is on loan.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $293,742,739 or 42.3% of total net assets.
g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

k	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of July 29, 2016 was $14,613,025 or 2.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Abengoa Finance SAU, 2/1/2020	12/6/2013	$2,750,000
Abengoa Greenfield SA, 10/1/2019	9/24/2014	3,040,000
Digicel, Ltd., 4/15/2021	3/19/2013	2,780,000
Digicel, Ltd., 2/15/2020	2/7/2012	1,470,000
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,915
New Cotai, LLC	4/12/2013	308,750
New Cotai, LLC, 5/1/2019	4/12/2013	3,817,674
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	2,749,932
Tunica-Biloxi Gaming Authority, 11/15/2016	11/8/2005	4,182,396

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$50,665,773
Common Stock	1,815,250

Total lending	$52,481,023
Gross amount payable upon return of collateral for securities loaned	$54,695,240

Net amounts due to counterparty	$2,214,217

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,902,008
Gross unrealized depreciation	(36,314,514)

Net unrealized appreciation (depreciation)	($13,412,506)

Cost for federal income tax purposes	$750,463,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

HIGH YIELD FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing High Yield Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,894,011	–	3,894,011	–
Communications Services	2,740,974	–	–	2,740,974
Consumer Cyclical	9,286,125	–	6,543,000	2,743,125
Long-Term Fixed Income
Asset-Backed Securities	2,050,390	–	2,050,390	–
Basic Materials	31,986,284	–	31,986,284	–
Capital Goods	67,871,580	–	67,871,580	–
Communications Services	129,487,397	–	129,487,397	–
Consumer Cyclical	88,904,161	–	88,904,161	–
Consumer Non-Cyclical	79,072,201	–	79,072,201	–
Energy	71,311,036	–	71,311,036	–
Financials	59,529,888	–	59,529,888	–
Foreign Government	2,063,400	–	2,063,400	–
Technology	51,690,850	–	51,690,850	–
Transportation	28,069,126	–	28,069,126	–
Utilities	30,913,224	–	30,913,224	–
Preferred Stock
Consumer Staples	1,111,228	1,111,228	–	–
Financials	7,819,290	7,819,290	–	–
Registered Investment Companies
Equity Funds/ETFs	5,185,250	5,185,250	–	–
Common Stock
Consumer Discretionary	4	–	–	4
Energy	566,892	566,892	–	–
Financials	33,473	–	–	33,473
Short-Term Investments	650,164	–	650,164	–

Subtotal Investments in Securities	$674,236,948	$14,682,660	$654,036,712	$5,517,576

Other Investments*	Total
Short-Term Investments	8,118,916
Collateral Held for Securities Loaned	54,695,240
Subtotal Other Investments	$62,814,156
Total Investments at Value	$737,051,104

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$54,627,809	$151,177,760	$151,110,329	54,695,240	$54,695,240	$184,061
Cash Management Trust-Short Term Investment	26,658,341	93,593,237	120,251,578	–	–	36,524
Core Short-Term Reserve	–	61,854,949	53,736,033	811,892	8,118,916	13,220
Total Value and Income Earned	$81,286,150				$62,814,156	$233,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.5%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$722,954	4.250%, 6/30/2019[b,c]	$708,885
	Ineos US Finance, LLC, Term Loan
854,057	3.750%, 12/15/2020	850,325

	Total	1,559,210

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	841,520

	Total	841,520

Communications Services (1.1%)
	CSC Holdings, LLC, Term Loan
473,813	5.000%, 10/9/2022	476,655
	Hargray Communications Group, Inc., Term Loan
887,890	5.250%, 6/26/2019	890,110
	Intelsat Jackson Holdings SA, Term Loan
141,101	3.750%, 6/30/2019	133,606
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	903,600
	LTS Buyer, LLC, Term Loan
930,408	4.000%, 4/13/2020	929,245
	NEP/NCP Holdco, Inc., Term Loan
870,997	4.250%, 1/22/2020	864,465
	Numericable US, LLC, Term Loan
945,250	4.752%, 2/10/2023	945,647
	TNS, Inc., Term Loan
473,789	5.000%, 2/14/2020	473,789
	Univision Communications, Inc., Term Loan
904,766	4.000%, 3/1/2020	904,205
	Virgin Media Investment Holdings, Ltd., Term Loan
430,989	3.649%, 6/30/2023	429,015
	WideOpenWest Finance, LLC, Term Loan
870,975	4.500%, 4/1/2019	871,193
	Yankee Cable Acquisition, LLC, Term Loan
812,675	4.250%, 3/1/2020	812,471
	Zayo Group, LLC, Term Loan
786,923	3.750%, 5/6/2021	786,364

	Total	9,420,365

Consumer Cyclical (0.4%)
	Amaya BV, Term Loan
930,600	5.000%, 8/1/2021	918,967
	Burlington Coat Factory Warehouse
	Corporation, Term Loan
723,862	3.500%, 8/13/2021	724,543
	Cengage Learning Acquisitions, Term Loan
505,000	5.250%, 6/7/2023[b,c]	503,737
	IMG Worldwide, Inc., Term Loan
742,424	5.250%, 5/6/2021	741,311
	Jack Ohio Finance, LLC, Term Loan
680,924	5.000%, 6/20/2019	656,669

	Total	3,545,227

Principal Amount	Bank Loans (3.5%)[a]	Value

Consumer Non-Cyclical (0.7%)
	Albertson's, LLC, Term Loan
$650,000	4.750%, 6/22/2023[b,c]	$653,926
	CHS/Community Health Systems, Inc., Term Loan
414,524	4.000%, 1/27/2021	409,214
	JBS USA, LLC, Term Loan
1,542,250	4.000%, 10/30/2022	1,541,602
	McGraw-Hill Global Education Holdings, LLC, Term Loan
725,000	5.000%, 5/4/2022	728,263
	Ortho-Clinical Diagnostics, Inc., Term Loan
427,817	4.750%, 6/30/2021	413,734
	Sterigenics-Nordion Holdings, LLC, Term Loan
446,625	4.250%, 5/16/2022	444,392
	Valeant Pharmaceuticals International, Inc., Term Loan
1,369,397	5.000%, 4/1/2022[b,c]	1,358,989

	Total	5,550,120

Energy (0.1%)
	Arch Coal, Inc., Term Loan
863,724	7.500%, 5/16/2018[d]	385,437
	Houston Fuel Oil Terminal, LLC, Term Loan
224,429	4.250%, 8/19/2021	216,574
	McJunkin Red Man Corporation, Term Loan
236,679	5.000%, 11/8/2019	232,982
	MEG Energy Corporation, Term Loan
248,698	3.750%, 3/31/2020	225,321
	Targa Resources Partners, LP, Term Loan
57,000	5.750%, 2/27/2022	56,857

	Total	1,117,171

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
435,000	7.000%, 12/31/2019[b,c]	421,950
	WaveDivision Holdings, LLC, Term Loan
868,500	4.000%, 10/15/2019	866,980

	Total	1,288,930

Technology (0.5%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
1,594,066	4.250%, 2/1/2023	1,593,811
	First Data Corporation, Term Loan
898,956	4.488%, 3/24/2021	903,028
	ON Semiconductor Corporation, Term Loan
435,000	5.250%, 3/31/2023	439,894
	Syniverse Holdings, Inc., Term Loan
337,663	4.000%, 4/23/2019	271,819
	Western Digital Corporation, Term Loan
580,000	6.250%, 4/29/2023	585,318

	Total	3,793,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (3.5%)[a]	Value

Transportation (0.1%)
	XPO Logistics, Inc., Term Loan
$945,250	5.500%, 11/1/2021	$953,814

	Total	953,814

Utilities (0.1%)
	Calpine Corporation, Term Loan
685,944	3.500%, 5/27/2022	683,543

	Total	683,543

	Total Bank Loans (cost $29,109,703)	28,753,770

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Asset-Backed Securities (1.4%)
	Bayview Opportunity Master Fund Trust
1,996,615	3.721%, 7/28/2035[e,f]	1,990,861
	CAM Mortgage, LLC
563,454	3.500%, 7/15/2064*,f	563,350
	Delta Air Lines, Inc.
1,094,462	4.250%, 7/30/2023	1,132,768
	First Horizon ABS Trust
272,173	0.648%, 10/25/2034[g,h]	249,427
	GMAC Mortgage Corporation Loan Trust
881,306	0.953%, 8/25/2035[g,h]	820,661
1,510,448	0.633%, 12/25/2036[g,h]	1,350,772
	IndyMac Seconds Asset-Backed Trust
952,704	0.828%, 10/25/2036[g,h]	596,347
	Renaissance Home Equity Loan Trust
1,313,616	5.746%, 5/25/2036[f]	861,676
1,366,509	6.011%, 5/25/2036[f]	932,415
	Vericrest Opportunity Loan Transferee
1,508,818	3.500%, 6/26/2045[e]	1,501,147
1,642,402	4.250%, 2/26/2046[e]	1,653,428

	Total	11,652,852

Basic Materials (2.1%)
	Alcoa, Inc.
740,000	5.125%, 10/1/2024[i]	777,925
	Barrick Gold Corporation
342,000	4.100%, 5/1/2023[i]	366,935
	BHP Billiton Finance USA, Ltd.
750,000	6.250%, 10/19/2075[e,i]	811,875
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,561,042
	Freeport-McMoRan, Inc.
1,060,000	3.550%, 3/1/2022[i]	906,300
1,325,000	3.875%, 3/15/2023	1,139,566
	Georgia-Pacific, LLC
2,220,000	3.163%, 11/15/2021[e,i]	2,338,788
	Glencore Funding, LLC
1,810,000	3.125%, 4/29/2019[e,i]	1,796,425
1,820,000	4.125%, 5/30/2023[e]	1,752,660
	International Paper Company
1,810,000	4.800%, 6/15/2044	1,962,261
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	704,450
730,000	5.750%, 4/15/2024	873,339
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,941,018

	Total	16,932,584

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Capital Goods (1.9%)
	AECOM
$1,130,000	5.875%, 10/15/2024	$1,211,925
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[e]	1,157,729
	General Electric Capital Corporation
1,800,000	1.653%, 3/15/2023[h]	1,814,445
	L-3 Communications Corporation
1,440,000	4.750%, 7/15/2020	1,551,482
720,000	4.950%, 2/15/2021	797,826
	Republic Services, Inc.
1,300,000	5.250%, 11/15/2021	1,508,256
1,830,000	3.550%, 6/1/2022	1,977,729
540,000	2.900%, 7/1/2026	554,207
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,378,628
720,000	4.300%, 3/1/2024	778,201
370,000	3.875%, 3/1/2025	392,558
	United Rentals North America, Inc.
750,000	5.500%, 7/15/2025	771,008
	Waste Management, Inc.
1,360,000	4.100%, 3/1/2045	1,552,367

	Total	15,446,361

Collateralized Mortgage Obligations (0.6%)
	CitiMortgage Alternative Loan Trust
928,466	5.750%, 4/25/2037	795,543
	Countrywide Alternative Loan Trust
1,232,104	6.000%, 1/25/2037	1,120,209
	Wachovia Mortgage Loan Trust, LLC
909,311	3.026%, 5/20/2036	798,986
	WaMu Mortgage Pass Through Certificates
784,744	0.778%, 10/25/2045[h]	730,157
	Washington Mutual Mortgage Pass- Through Certificates
1,917,221	1.205%, 2/25/2047[h]	1,351,582

	Total	4,796,477

Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
1,856,440	5.331%, 2/11/2044	1,881,431
	Citigroup/Deutsche Bank Commercial Mortgage Trust
967,772	5.322%, 12/11/2049	974,301
	Credit Suisse First Boston Mortgage Securities
1,654,679	5.542%, 1/15/2049	1,667,666

	Total	4,523,398

Communications Services (10.1%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,554,830
	America Movil SAB de CV
1,080,000	3.125%, 7/16/2022	1,129,402
	American Tower Corporation
3,000,000	3.450%, 9/15/2021	3,167,916
	American Tower Trust I
1,800,000	1.551%, 3/15/2018*	1,791,837
	AT&T, Inc.
1,815,000	3.800%, 3/15/2022	1,956,570
1,460,000	3.600%, 2/17/2023	1,550,754
1,810,000	4.450%, 4/1/2024	2,003,111
760,000	3.400%, 5/15/2025	786,781
1,810,000	4.300%, 12/15/2042	1,800,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Communications Services (10.1%) - continued
$1,800,000	4.750%, 5/15/2046	$1,906,114
	CenturyLink, Inc.
900,000	5.800%, 3/15/2022	920,250
	Charter Communications Operating, LLC
2,630,000	4.464%, 7/23/2022[e]	2,855,499
1,880,000	6.484%, 10/23/2045[e]	2,255,502
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[e]	1,163,259
	Comcast Corporation
1,460,000	2.750%, 3/1/2023	1,533,561
2,260,000	3.375%, 8/15/2025	2,457,901
1,790,000	2.350%, 1/15/2027	1,792,173
1,300,000	6.400%, 5/15/2038	1,849,297
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[e]	1,282,097
1,970,000	3.850%, 2/1/2025[e]	2,002,172
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	567,491
2,340,000	5.250%, 1/15/2023	2,678,504
1,550,000	4.450%, 2/15/2026	1,718,972
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025	982,229
730,000	11.000%, 9/15/2025	779,275
	Hughes Satellite Systems Corporation
778,000	6.500%, 6/15/2019	845,102
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,623,022
560,000	3.650%, 11/1/2024	599,343
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,971,979
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[e]	1,831,155
	SFR Group SA
1,080,000	6.000%, 5/15/2022[e]	1,053,000
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[e]	753,487
	Sprint Corporation
900,000	7.125%, 6/15/2024	795,420
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,353,234
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	3,116,510
	Time Warner, Inc.
1,510,000	4.750%, 3/29/2021	1,700,361
1,400,000	7.700%, 5/1/2032	2,009,073
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[e]	1,152,900
	UPCB Finance VI, Ltd.
1,260,000	6.875%, 1/15/2022[e]	1,327,725
	Verizon Communications, Inc.
1,624,000	2.625%, 2/21/2020	1,685,059
2,170,000	3.450%, 3/15/2021	2,328,968
2,700,000	3.500%, 11/1/2024	2,909,331
1,440,000	2.625%, 8/15/2026	1,437,695
3,392,000	4.272%, 1/15/2036	3,545,973
1,090,000	4.862%, 8/21/2046	1,223,448
2,747,000	4.522%, 9/15/2048	2,931,557
	Vodafone Group plc
1,090,000	2.500%, 9/26/2022	1,100,218

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Communications Services (10.1%) - continued
$730,000	4.375%, 2/19/2043	$722,539

	Total	82,503,407

Consumer Cyclical (5.4%)
	CVS Health Corporation
1,310,000	2.750%, 12/1/2022	1,367,516
1,130,000	4.750%, 12/1/2022	1,294,685
900,000	3.875%, 7/20/2025	999,452
1,880,000	5.125%, 7/20/2045	2,391,108
	Family Tree Escrow, LLC
1,130,000	5.750%, 3/1/2023	1,220,400
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	817,334
1,425,000	4.250%, 9/20/2022	1,547,852
1,450,000	3.096%, 5/4/2023	1,479,547
1,490,000	3.664%, 9/8/2024	1,554,310
2,000,000	4.134%, 8/4/2025	2,139,648
	General Motors Company
1,850,000	5.000%, 4/1/2035	1,958,199
	General Motors Financial Company, Inc.
1,460,000	4.200%, 3/1/2021	1,540,607
1,900,000	3.450%, 4/10/2022	1,938,249
1,450,000	3.700%, 5/9/2023	1,481,092
1,490,000	4.000%, 1/15/2025	1,536,312
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021	1,129,556
	Home Depot, Inc.
1,820,000	4.250%, 4/1/2046	2,143,887
	Hyundai Capital America
685,000	2.875%, 8/9/2018[e]	701,410
2,150,000	2.450%, 6/15/2021[e]	2,183,028
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[e]	1,114,525
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,134,589
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,212,750
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,177,400
	Macy's Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	2,004,533
	MGM Resorts International
1,120,000	6.000%, 3/15/2023[i]	1,211,706
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,252,794
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,117,500
540,000	4.375%, 4/15/2023	551,135
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,761,386
	ZF North America Capital, Inc.
1,130,000	4.500%, 4/29/2022[e]	1,172,375

	Total	44,134,885

Consumer Non-Cyclical (10.6%)
	AbbVie, Inc.
1,090,000	3.200%, 5/14/2026	1,117,960
	Actavis Funding SCS
1,520,000	3.450%, 3/15/2022	1,598,610
1,445,000	3.850%, 6/15/2024	1,537,552
	Altria Group, Inc.
483,000	9.950%, 11/10/2038	881,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Consumer Non-Cyclical (10.6%) - continued
	Anheuser-Busch InBev Finance, Inc.
$1,430,000	3.300%, 2/1/2023	$1,507,819
2,530,000	3.650%, 2/1/2026	2,716,421
1,790,000	4.700%, 2/1/2036	2,074,825
1,080,000	4.900%, 2/1/2046	1,315,569
	Baxter International, Inc.
1,293,000	4.250%, 3/15/2020	1,398,102
	Bayer U.S. Finance, LLC
1,800,000	3.375%, 10/8/2024[e]	1,880,186
	Becton Dickinson and Company
1,880,000	3.125%, 11/8/2021	1,969,480
	Biogen, Inc.
2,260,000	3.625%, 9/15/2022	2,426,078
	Boston Scientific Corporation
2,140,000	3.375%, 5/15/2022	2,237,477
1,540,000	3.850%, 5/15/2025	1,654,859
	BRF SA
1,090,000	4.750%, 5/22/2024[e]	1,133,600
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,724,184
1,080,000	3.500%, 11/24/2020	1,128,963
	Celgene Corporation
1,730,000	3.950%, 10/15/2020	1,862,805
1,090,000	3.250%, 8/15/2022	1,143,609
	ConAgra Foods, Inc.
1,460,000	3.250%, 9/15/2022	1,519,548
1,128,000	3.200%, 1/25/2023	1,177,118
	Diageo Capital plc
1,880,000	2.625%, 4/29/2023	1,958,122
	Endo Finance, LLC
740,000	6.000%, 2/1/2025[e]	638,250
	Express Scripts Holding Company
1,080,000	4.750%, 11/15/2021	1,217,635
2,190,000	4.500%, 2/25/2026	2,436,627
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[e]	1,641,255
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022[e]	2,018,009
1,140,000	5.200%, 7/15/2045[e]	1,377,650
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,501,200
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[e]	1,392,400
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[e]	1,125,425
	Kraft Foods Group, Inc.
2,110,000	3.500%, 6/6/2022	2,271,769
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	776,401
750,000	4.700%, 2/1/2045	822,976
	Mylan NV
1,810,000	3.750%, 12/15/2020[e]	1,912,336
2,150,000	3.950%, 6/15/2026[e]	2,238,816
	Mylan, Inc.
1,080,000	3.125%, 1/15/2023[e]	1,083,209
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,656,451
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[e]	2,755,042
1,090,000	4.450%, 1/15/2022[e]	1,204,921
	Perrigo Finance Unlimited Company
1,460,000	3.500%, 3/15/2021	1,513,567
1,900,000	4.375%, 3/15/2026	2,044,689

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Consumer Non-Cyclical (10.6%) - continued
	Reynolds American, Inc.
$1,880,000	4.000%, 6/12/2022	$2,061,931
940,000	5.850%, 8/15/2045	1,236,183
	SABMiller Holdings, Inc.
2,680,000	3.750%, 1/15/2022[e]	2,910,536
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	876,750
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,125,425
	Teva Pharmaceutical Finance Netherlands III BV
1,710,000	2.800%, 7/21/2023	1,739,660
540,000	3.150%, 10/1/2026	551,838
	Thermo Fisher Scientific, Inc.
1,450,000	3.000%, 4/15/2023	1,496,048
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[e]	1,299,600
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,898,713
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,981,287
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,861,851

	Total	86,632,670

Energy (8.1%)
	Anadarko Petroleum Corporation
730,000	5.550%, 3/15/2026[i]	796,856
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023	1,059,800
	BP Capital Markets plc
1,090,000	2.750%, 5/10/2023	1,104,057
1,510,000	3.814%, 2/10/2024	1,628,345
910,000	3.119%, 5/4/2026	928,596
	Buckeye Partners, LP
1,820,000	5.850%, 11/15/2043	1,805,546
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,928,673
900,000	6.250%, 3/15/2038	956,643
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,088,725
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024[i]	1,855,350
	Devon Energy Corporation
2,160,000	5.850%, 12/15/2025	2,372,916
	Ecopetrol SA
630,000	5.875%, 9/18/2023	658,350
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,775,770
1,470,000	4.300%, 5/1/2024	1,492,548
720,000	4.700%, 11/1/2042	647,496
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,546,416
940,000	4.375%, 10/15/2020	980,186
510,000	4.200%, 9/15/2021	525,475
	Energy Transfer Partners, LP
995,000	4.650%, 6/1/2021	1,038,067
	EnLink Midstream Partners, LP
720,000	4.150%, 6/1/2025	675,642
540,000	4.850%, 7/15/2026	524,888
	Enterprise Products Operating, LLC
1,010,000	3.700%, 2/15/2026	1,051,901

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Energy (8.1%) - continued
$885,000	7.034%, 1/15/2068	$933,818
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,667,243
	Exxon Mobil Corporation
1,820,000	2.726%, 3/1/2023	1,899,916
	Hornbeck Offshore Services, Inc.
940,000	5.000%, 3/1/2021	589,850
	Magellan Midstream Partners, LP
720,000	5.000%, 3/1/2026	813,887
1,500,000	4.200%, 3/15/2045	1,477,278
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,334,002
1,820,000	2.800%, 11/1/2022	1,625,899
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,161,545
720,000	4.750%, 9/15/2044	629,281
	MPLX, LP
2,610,000	4.000%, 2/15/2025	2,524,559
	NiSource Finance Corporation
750,000	6.800%, 1/15/2019	843,663
	Noble Holding International, Ltd.
1,865,000	6.950%, 4/1/2025[i]	1,544,220
	Petrobras Global Finance BV
1,790,000	8.375%, 5/23/2021	1,892,478
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,947,848
	Plains All American Pipeline, LP
1,790,000	2.850%, 1/31/2023	1,648,932
505,000	4.650%, 10/15/2025[i]	505,743
	Regency Energy Partners, LP
1,810,000	5.000%, 10/1/2022	1,906,587
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,117,250
	Schlumberger Holdings Corporation
1,800,000	3.625%, 12/21/2022[e]	1,926,279
	Spectra Energy Partners, LP
940,000	3.500%, 3/15/2025	963,258
	Suncor Energy, Inc.
1,080,000	3.600%, 12/1/2024	1,139,030
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,778,067
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,190,000
	Transcontinental Gas Pipe Line Company, LLC
1,075,000	7.850%, 2/1/2026[e]	1,341,715
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,314,000
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,066,626
900,000	3.900%, 1/15/2025	852,542
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[e]	1,863,118

	Total	65,940,880

Financials (26.6%)
	Aegon NV
1,400,000	1.428%, 7/29/2049[h,j]	816,952
	AerCap Ireland Capital, Ltd.
540,000	3.950%, 2/1/2022	565,477
	Aetna, Inc.
1,790,000	2.800%, 6/15/2023	1,842,356
1,440,000	4.375%, 6/15/2046	1,498,772

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Financials (26.6%) - continued
	Air Lease Corporation
$740,000	2.125%, 1/15/2018	$738,690
1,490,000	3.750%, 2/1/2022	1,542,076
740,000	4.250%, 9/15/2024	769,600
	Ally Financial, Inc.
1,140,000	4.125%, 3/30/2020	1,169,207
	American Express Company
1,120,000	4.900%, 12/29/2049[j]	1,080,800
	American International Group, Inc.
630,000	3.750%, 7/10/2025	652,249
1,370,000	4.500%, 7/16/2044	1,389,414
	Aon plc
1,090,000	3.875%, 12/15/2025	1,166,692
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,886,190
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,923,715
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[i]	2,014,144
	Australia and New Zealand Banking Group, Ltd.
720,000	6.750%, 12/29/2049[e,i,j]	782,525
	AXA SA
1,420,000	8.600%, 12/15/2030	1,996,264
	Axis Specialty Finance, LLC
510,000	5.875%, 6/1/2020	568,717
	Banco de Brasil SA
778,000	9.000%, 12/31/2049[e,j]	626,679
	Bank of America Corporation
2,160,000	1.717%, 3/22/2018[h]	2,175,710
1,720,000	7.625%, 6/1/2019	1,991,454
1,630,000	2.625%, 4/19/2021	1,661,140
2,170,000	4.125%, 1/22/2024	2,355,639
1,670,000	4.200%, 8/26/2024	1,757,683
1,250,000	3.950%, 4/21/2025	1,295,005
730,000	3.875%, 8/1/2025	782,778
1,050,000	5.875%, 2/7/2042	1,371,870
1,890,000	4.750%, 4/21/2045	2,016,165
920,000	6.500%, 10/23/2049[j]	1,004,525
730,000	6.300%, 12/29/2049[j]	795,472
	Bank of Nova Scotia
1,440,000	4.500%, 12/16/2025	1,531,361
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[e]	1,392,647
2,240,000	1.188%, 11/29/2049[h,j]	1,267,916
	BBVA Bancomer SA/Texas
1,215,000	6.750%, 9/30/2022[e]	1,384,492
	Berkshire Hathaway, Inc.
1,640,000	2.750%, 3/15/2023	1,711,433
	BPCE SA
735,000	5.700%, 10/22/2023[e]	800,577
810,000	5.150%, 7/21/2024[e]	856,142
	Branch Banking and Trust Company
1,370,000	3.625%, 9/16/2025	1,481,191
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,933,968
	Capital One Financial Corporation
1,810,000	4.200%, 10/29/2025	1,887,153
	Centene Escrow Corporation
730,000	5.625%, 2/15/2021	771,063
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,851,200
	Citigroup, Inc.
2,630,000	4.400%, 6/10/2025	2,795,827
1,695,000	5.500%, 9/13/2025	1,929,554

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Financials (26.6%) - continued
$1,090,000	3.700%, 1/12/2026	$1,156,370
1,510,000	4.450%, 9/29/2027	1,583,378
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,469,665
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	723,108
	CNA Financial Corporation
1,005,000	7.350%, 11/15/2019	1,155,572
1,130,000	7.250%, 11/15/2023	1,383,694
	Compass Bank
925,000	2.750%, 9/29/2019	921,215
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
710,000	11.000%, 12/29/2049[e,j]	867,975
	CoreStates Capital III
1,360,000	1.196%, 2/15/2027[e,h]	1,169,600
	Credit Agricole SA
1,430,000	8.125%, 12/29/2049[e,i,j]	1,505,075
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020	1,815,911
2,600,000	3.750%, 3/26/2025	2,598,183
	DDR Corporation
990,000	3.625%, 2/1/2025	1,003,765
	DDR Corporation
710,000	7.875%, 9/1/2020	859,331
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	928,732
900,000	4.250%, 3/13/2026	961,459
720,000	3.450%, 7/27/2026	725,355
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,903,765
	Essex Portfolio, LP
2,060,000	3.500%, 4/1/2025	2,154,746
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[e]	1,176,174
	Five Corners Funding Trust
1,090,000	4.419%, 11/15/2023[e]	1,184,092
	GE Capital International Funding Company
1,473,000	4.418%, 11/15/2035	1,697,814
	Goldman Sachs Group, Inc.
1,600,000	5.375%, 3/15/2020	1,784,862
1,460,000	2.875%, 2/25/2021	1,503,330
1,750,000	5.250%, 7/27/2021	1,988,504
810,000	4.000%, 3/3/2024	877,292
2,550,000	3.850%, 7/8/2024	2,737,315
1,510,000	4.250%, 10/21/2025	1,595,359
2,240,000	5.150%, 5/22/2045	2,456,077
1,080,000	5.300%, 12/29/2049[j]	1,097,550
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	2,023,576
	HCP, Inc.
800,000	4.250%, 11/15/2023	841,686
715,000	4.200%, 3/1/2024	742,698
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	781,731
	HSBC Finance Corporation
1,290,000	6.676%, 1/15/2021	1,464,318
	HSBC Holdings plc
1,080,000	3.600%, 5/25/2023	1,118,990
720,000	6.875%, 12/29/2049[j]	741,600
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,943,278

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Financials (26.6%) - continued
	Icahn Enterprises, LP
$960,000	6.000%, 8/1/2020	$957,600
	ILFC E-Capital Trust II
1,270,000	4.230%, 12/21/2065[e,h]	1,016,000
	ING Bank NV
1,835,000	5.800%, 9/25/2023[e]	2,043,335
	J.P. Morgan Chase & Company
2,000,000	1.615%, 1/25/2018[h]	2,013,910
1,300,000	3.375%, 5/1/2023	1,328,293
1,670,000	3.875%, 9/10/2024	1,759,671
1,850,000	5.500%, 10/15/2040	2,359,690
1,450,000	6.750%, 1/29/2049[j]	1,632,917
1,090,000	7.900%, 4/29/2049[j]	1,133,600
1,440,000	6.000%, 12/29/2049[j]	1,506,240
	J.P. Morgan Chase & Company
730,000	3.900%, 7/15/2025	793,056
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,548,933
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[e]	2,196,831
1,810,000	4.850%, 8/1/2044[e]	1,909,718
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,227,716
1,090,000	4.400%, 2/15/2024	1,178,798
	Lincoln National Corporation
730,000	6.250%, 2/15/2020	822,571
1,850,000	4.000%, 9/1/2023	1,975,234
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,124,820
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[e]	371,850
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[e]	1,071,562
	MetLife, Inc.
1,500,000	3.600%, 4/10/2024	1,592,596
	Mizuho Bank, Ltd.
1,600,000	3.600%, 9/25/2024[e]	1,724,302
	Mizuho Financial Group, Inc.
1,820,000	3.477%, 4/12/2026[e,i]	1,945,718
	Morgan Stanley
1,600,000	5.500%, 1/26/2020	1,787,522
1,450,000	2.500%, 4/21/2021	1,466,779
1,795,000	4.875%, 11/1/2022	1,981,822
1,130,000	4.000%, 7/23/2025	1,218,406
1,450,000	5.000%, 11/24/2025	1,611,546
720,000	3.125%, 7/27/2026	725,128
1,490,000	4.350%, 9/8/2026	1,586,241
930,000	4.300%, 1/27/2045	1,005,896
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,909,537
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[e]	1,633,832
	Nordea Bank AB
1,110,000	5.500%, 9/29/2049[e,j]	1,100,288
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,719,696
1,130,000	5.250%, 1/15/2026	1,196,834
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[e]	1,726,532
	PNC Capital Trust C
1,880,000	1.243%, 6/1/2028[h]	1,718,132
	Preferred Term Securities XXIII, Ltd.
1,463,243	0.853%, 12/22/2036*,h	1,123,917
	Prologis, LP
1,490,000	4.250%, 8/15/2023	1,661,605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Financials (26.6%) - continued
	Prudential Financial, Inc.
$1,085,000	3.500%, 5/15/2024	$1,139,024
825,000	6.200%, 11/15/2040	1,033,180
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,290,494
	Regions Bank
250,000	7.500%, 5/15/2018	274,086
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,215,396
1,095,000	4.700%, 9/15/2023	1,191,289
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 12/29/2049[j]	1,466,210
	Santander Holdings USA, Inc.
1,790,000	2.700%, 5/24/2019	1,802,666
1,500,000	4.500%, 7/17/2025	1,556,982
	Santander UK Group Holdings plc
940,000	2.875%, 10/16/2020	948,142
1,500,000	4.750%, 9/15/2025[e]	1,503,420
	Santander UK plc
800,000	3.125%, 1/8/2021	812,783
	Societe Generale SA
1,510,000	8.000%, 12/31/2049[e,j]	1,491,125
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,137,550
	Synchrony Financial
1,490,000	2.700%, 2/3/2020	1,509,123
1,560,000	4.250%, 8/15/2024	1,647,461
	Travelers Companies, Inc.
1,080,000	3.750%, 5/15/2046	1,164,221
	UBS Group Funding Jersey, Ltd.
910,000	3.000%, 4/15/2021[e]	936,703
1,510,000	4.125%, 9/24/2025[e]	1,593,933
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,500,132
	UnitedHealth Group, Inc.
1,520,000	3.350%, 7/15/2022	1,634,374
760,000	4.750%, 7/15/2045	946,210
	Voya Financial, Inc.
1,080,000	3.650%, 6/15/2026	1,094,132
	Wells Fargo & Company
1,215,000	3.450%, 2/13/2023	1,272,688
1,090,000	4.100%, 6/3/2026	1,178,640
1,840,000	5.875%, 12/31/2049[j]	2,026,300
	Welltower, Inc.
720,000	6.125%, 4/15/2020	820,804
1,350,000	4.950%, 1/15/2021	1,498,924
950,000	4.000%, 6/1/2025	1,012,708
	Westpac Banking Corporation
1,820,000	2.850%, 5/13/2026	1,865,720
	XLIT, Ltd.
1,130,000	4.450%, 3/31/2025	1,146,127
1,160,000	5.250%, 12/15/2043	1,278,797

	Total	216,873,647

Foreign Government (0.8%)
	Argentina Government International Bond
910,000	6.875%, 4/22/2021[e]	979,160
	Brazil Government International Bond
900,000	6.000%, 4/7/2026[i]	993,600
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	1,975,500

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Foreign Government (0.8%) - continued
	Mexico Government International Bond
$1,120,000	4.000%, 10/2/2023	$1,205,120
1,249,000	3.600%, 1/30/2025	1,306,766

	Total	6,460,146

Mortgage-Backed Securities (3.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,425,000	3.000%, 8/1/2031[c]	2,545,721
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,925,000	4.000%, 8/1/2045[c]	4,201,743
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
325,000	4.500%, 8/1/2045[c]	354,399
13,875,000	3.500%, 8/1/2046[c]	14,654,385
5,500,000	4.000%, 8/1/2046[c]	5,896,387

	Total	27,652,635

Technology (3.1%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,727,794
1,450,000	2.450%, 8/4/2026[c]	1,452,649
	Diamond 1 Finance Corporation
1,440,000	4.420%, 6/15/2021[e]	1,504,708
1,080,000	6.020%, 6/15/2026[e]	1,157,021
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,168,275
	Fidelity National Information Services, Inc.
940,000	2.850%, 10/15/2018	964,136
1,810,000	3.875%, 6/5/2024	1,936,543
	First Data Corporation
750,000	5.375%, 8/15/2023[e]	769,687
	Fiserv, Inc.
1,760,000	3.850%, 6/1/2025	1,908,433
	Hewlett Packard Enterprise Company
1,510,000	2.850%, 10/5/2018[e]	1,545,503
1,500,000	3.600%, 10/15/2020[e]	1,582,041
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,754,726
	Lam Research Corporation
630,000	3.450%, 6/15/2023	656,880
	Oracle Corporation
2,150,000	2.650%, 7/15/2026	2,160,419
	Qualcomm, Inc.
1,510,000	3.450%, 5/20/2025	1,627,135
	Seagate HDD Cayman
1,130,000	4.875%, 6/1/2027	947,572
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[e]	1,143,300

	Total	25,006,822

Transportation (2.2%)
	American Airlines Pass Through Trust
1,224,704	4.000%, 7/15/2025	1,298,186
	British Airways plc
2,301,154	4.625%, 6/20/2024[e]	2,459,358
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,830,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Transportation (2.2%) - continued
	Continental Airlines, Inc.
$467,354	7.250%, 11/10/2019	$533,952
684,587	4.000%, 10/29/2024	722,239
	Delta Air Lines, Inc.
746,430	4.950%, 5/23/2019	792,149
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[e]	2,313,962
1,000,000	3.800%, 11/1/2025[e]	1,074,150
1,440,000	3.300%, 12/1/2026[e]	1,485,998
	Penske Truck Leasing Company, LP
1,490,000	3.375%, 2/1/2022[e]	1,520,277
	United Airlines Pass Through Trust
883,522	3.750%, 9/3/2026	940,951
	US Airways Pass Through Trust
1,568,776	3.950%, 11/15/2025	1,651,137
	Virgin Australia Holdings, Ltd.
1,045,634	5.000%, 10/23/2023[e]	1,082,231

	Total	17,705,101

U.S. Government and Agencies (7.4%)
	U.S. Treasury Bonds
1,090,000	3.500%, 2/15/2039	1,396,179
2,980,000	3.125%, 2/15/2042	3,591,597
4,620,000	2.500%, 2/15/2045	4,922,467
5,000,000	3.000%, 11/15/2045	5,885,350
1,080,000	2.500%, 5/15/2046	1,154,376
	U.S. Treasury Bonds, TIPS
917,811	0.750%, 2/15/2045	957,499
1,094,569	1.000%, 2/15/2046	1,227,186
	U.S. Treasury Notes
2,500,000	1.375%, 5/31/2020	2,543,945
4,010,000	1.750%, 12/31/2020	4,140,951
3,270,000	1.125%, 2/28/2021	3,288,776
4,000,000	2.000%, 5/31/2021	4,181,876
3,350,000	2.000%, 7/31/2022	3,508,472
4,040,000	1.875%, 8/31/2022	4,201,285
3,590,000	2.000%, 11/30/2022	3,757,301
2,250,000	2.125%, 12/31/2022	2,371,817
5,000,000	1.625%, 5/31/2023	5,112,890
4,320,000	2.000%, 2/15/2025	4,525,537
2,990,000	2.250%, 11/15/2025	3,197,315

	Total	59,964,819

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,728,893

	Total	1,728,893

Utilities (5.6%)
	Access Midstream Partners, LP
730,000	4.875%, 5/15/2023	724,987
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,497,467
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	1,908,120
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	1,077,300
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	569,259
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,056,640

Principal Amount	Long-Term Fixed Income (90.1%)	Value

Utilities (5.6%) - continued
	DCP Midstream Operating, LP
$1,450,000	5.600%, 4/1/2044	$1,319,500
	DPL, Inc.
137,000	6.500%, 10/15/2016	137,342
	Dynegy Finance I, Inc.
750,000	7.375%, 11/1/2022	735,000
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[e,j]	1,755,000
	Emera U.S. Finance, LP
1,790,000	3.550%, 6/15/2026[e]	1,879,051
	Energy Transfer Equity, LP
1,130,000	5.500%, 6/1/2027	1,098,247
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,161,177
	Exelon Corporation
1,880,000	3.950%, 6/15/2025	2,045,790
1,090,000	3.400%, 4/15/2026	1,147,417
	Exelon Generation Company, LLC
1,500,000	4.000%, 10/1/2020[i]	1,614,297
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[e]	2,327,677
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,116,569
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,799,007
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,430,556
	NiSource Finance Corporation
1,800,000	5.450%, 9/15/2020	2,026,282
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,718,450
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,609,584
	Pacific Gas and Electric Company
730,000	2.950%, 3/1/2026	765,349
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,498,014
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,889,074
1,810,000	3.950%, 3/15/2024	1,960,177
	Southern Company
1,440,000	3.250%, 7/1/2026	1,505,952
	Xcel Energy, Inc.
1,510,000	3.300%, 6/1/2025	1,610,995

	Total	45,984,280

	Total Long-Term Fixed Income (cost $697,981,498)	733,939,857

Shares	Preferred Stock (1.4%)	Value

Consumer Staples (0.1%)
43,424	CHS, Inc., 7.100%[j]	1,316,616

	Total	1,316,616

Financials (1.3%)
57,878	Citigroup, Inc., 7.008%[h]	1,515,825
12,500	Cobank ACB, 6.250%[j]	1,293,750
18,075	Countrywide Capital V, 7.000%	460,190
51,800	Discover Financial Services, 6.500%[j]	1,380,988
46,410	GMAC Capital Trust I, 6.402%[h]	1,179,742
54,060	Goldman Sachs Group, Inc., 5.500%[j]	1,463,404
51,800	Morgan Stanley, 7.125%[j]	1,562,288

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Preferred Stock (1.4%)	Value

Financials (1.3%) - continued
58,500	Wells Fargo & Company, 5.850%[j]	$1,633,320

	Total	10,489,507

	Total Preferred Stock (cost $11,047,097)	11,806,123

Shares	Common Stock (<0.1%)	Value

Energy (<0.1%)
757	Vantage Drilling International[k]	65,859

	Total	65,859

	Total Common Stock (cost $68,130)	65,859

Shares	Collateral Held for Securities Loaned (2.4%)	Value

19,540,475	Thrivent Cash Management Trust	19,540,475

	Total Collateral Held for Securities Loaned (cost $19,540,475)	19,540,475

Shares or Principal Amount	Short-Term Investments (8.0%)[l]	Value

	Federal Home Loan Bank Discount Notes
900,000	0.305%, 8/3/2016[m]	899,991
2,900,000	0.310%, 8/15/2016	2,899,788
1,036,000	0.320%, 8/26/2016	1,035,865
2,800,000	0.343%, 8/31/2016	2,799,440
1,300,000	0.320%, 9/2/2016	1,299,710
3,200,000	0.344%, 9/9/2016	3,199,130
3,000,000	0.305%, 9/21/2016	2,998,725
700,000	0.350%, 10/3/2016	699,571
5,000,000	0.365%, 10/5/2016	4,996,840
1,200,000	0.369%, 10/7/2016	1,199,297
300,000	0.370%, 10/14/2016	299,806
	Thrivent Core Short-Term Reserve Fund
4,220,275	0.620%	42,202,756
	U.S. Treasury Notes
350,000	0.500%, 8/31/2016	350,088

	Total Short-Term Investments (cost $64,879,371)	64,881,007

	Total Investments (cost $822,626,274) 105.4%	$858,987,091

	Other Assets and Liabilities, Net (5.4%)	(44,374,255)

	Total Net Assets 100.0%	$814,612,836

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $122,183,645 or 15.0% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of July 29, 2016 was $3,479,104 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$1,800,120
CAM Mortgage, LLC, 7/15/2064	6/24/2015	563,454
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,463,243

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$18,877,006
Total lending	$18,877,006
Gross amount payable upon return of collateral for securities loaned	$19,540,475
Net amounts due to counterparty	$663,469

Definitions:

AMT	-	Subject to Alternative Minimum Tax
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$42,503,301
Gross unrealized depreciation	(6,142,484)

Net unrealized appreciation (depreciation)	$36,360,817

Cost for federal income tax purposes	$822,626,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Income Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,559,210	–	1,559,210	–
Capital Goods	841,520	–	841,520	–
Communications Services	9,420,365	–	9,420,365	–
Consumer Cyclical	3,545,227	–	3,545,227	–
Consumer Non-Cyclical	5,550,120	–	5,105,728	444,392
Energy	1,117,171	–	843,740	273,431
Financials	1,288,930	–	1,288,930	–
Technology	3,793,870	–	3,793,870	–
Transportation	953,814	–	953,814	–
Utilities	683,543	–	683,543	–
Long-Term Fixed Income
Asset-Backed Securities	11,652,852	–	10,520,084	1,132,768
Basic Materials	16,932,584	–	16,932,584	–
Capital Goods	15,446,361	–	15,446,361	–
Collateralized Mortgage Obligations	4,796,477	–	4,796,477	–
Commercial Mortgage-Backed Securities	4,523,398	–	4,523,398	–
Communications Services	82,503,407	–	82,503,407	–
Consumer Cyclical	44,134,885	–	44,134,885	–
Consumer Non-Cyclical	86,632,670	–	86,632,670	–
Energy	65,940,880	–	65,940,880	–
Financials	216,873,647	–	216,873,647	–
Foreign Government	6,460,146	–	6,460,146	–
Mortgage-Backed Securities	27,652,635	–	27,652,635	–
Technology	25,006,822	–	25,006,822	–
Transportation	17,705,101	–	17,705,101	–
U.S. Government and Agencies	59,964,819	–	59,964,819	–
U.S. Municipals	1,728,893	–	1,728,893	–
Utilities	45,984,280	–	45,984,280	–
Preferred Stock
Consumer Staples	1,316,616	1,316,616	–	–
Financials	10,489,507	9,195,757	1,293,750	–
Common Stock
Energy	65,859	65,859	–	–
Short-Term Investments	22,678,251	–	22,678,251	–

Subtotal Investments in Securities	$797,243,860	$10,578,232	$784,815,037	$1,850,591

Other Investments*	Total
Short-Term Investments	42,202,756
Collateral Held for Securities Loaned	19,540,475

Subtotal Other Investments	$61,743,231

Total Investments at Value	$858,987,091

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,516,386	3,516,386	–	–
Total Asset Derivatives	$3,516,386	$3,516,386	$–	$–

Liability Derivatives
Futures Contracts	2,476,489	2,476,489	–	–
Total Liability Derivatives	$2,476,489	$2,476,489	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

INCOME FUND

Schedule of Investments as of July 29, 2016

(unaudited)

The following table presents Income Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $599,994 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(530)	September 2016	($68,550,492)	($70,514,847)	($1,964,355)
CBOT 5-Yr. U.S. Treasury Note	(247)	September 2016	(29,625,726)	(30,137,860)	(512,134)
CBOT U.S. Long Bond	304	September 2016	49,512,614	53,029,000	3,516,386
Total Futures Contracts					$1,039,897

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$12,776,357	$85,717,453	$78,953,335	19,540,475	$19,540,475	$53,138
Cash Management Trust-Short Term Investment	19,111,151	129,513,282	148,624,433	–	–	49,249
Core Short-Term Reserve	–	92,429,701	50,226,945	4,220,276	42,202,756	45,129
Total Value and Income Earned	$31,887,508				$61,743,231	$147,516

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Alabama (0.3%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,674,555
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,240,090
1,250,000	5.000%, 6/1/2033, Ser. A	1,544,413

	Total	4,459,058

Alaska (0.3%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
2,005,000	0.340%, 12/1/2029[b]	2,005,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
3,800,000	0.340%, 10/1/2025[b]	3,800,000

	Total	5,805,000

Arizona (0.9%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,748,970
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,915,363
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	890,918
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,195,210
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,447,412
750,000	5.000%, 6/1/2037, Ser. A	917,752
320,000	5.000%, 6/1/2038, Ser. A	390,323
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,472,335
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,629,684

	Total	14,607,967

Arkansas (0.8%)
	Pulaski County, AR Hospital Rev. (Arkansas Children's Hospital)
3,055,000	5.000%, 3/1/2035[d]	3,728,200
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,308,051
55,000	4.125%, 11/1/2031, Ser. 2011	60,600
	University of Arkansas Rev.
900,000	5.000%, 11/1/2037, Ser. A	1,127,385
1,300,000	5.000%, 11/1/2046, Ser. A	1,614,964
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	804,323
	University of Arkansas Rev. Student Fee (Community College at Morrilton)
570,000	5.000%, 5/1/2046	702,097

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Arkansas (0.8%) - continued
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
$1,135,000	5.000%, 11/1/2039, Ser. A	$1,370,830
825,000	5.000%, 11/1/2041, Ser. A	995,726

	Total	13,712,176

California (11.4%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,985,374
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	7,032,400
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	9,003,960
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055	2,124,150
3,840,000	1.450%, 8/15/2033, Ser. Aa,b	3,862,080
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,566,100
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,614,630
1,250,000	5.000%, 10/1/2042	1,427,525
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	4,013,156
10,000	5.250%, 4/1/2029	10,040
10,000,000	5.250%, 3/1/2038	10,691,200
5,000,000	6.000%, 4/1/2038	5,677,100
5,000,000	6.000%, 11/1/2039	5,813,550
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	300,093
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,278,878
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,c	10,382,200
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,845,250
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	521,056
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	11,654,784
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,117,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

California (11.4%) - continued
	Los Angeles Department of Water and Power System Rev.
$7,000,000	5.000%, 7/1/2044, Ser. D	$8,514,240
	Los Angeles Unified School District, Los Angeles County, CA G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,184,250
5,000,000	5.000%, 1/1/2034, Ser. I	5,626,250
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	4,228,300
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,345,000	7.600%, 5/1/2023, Ser. Aa,c	2,887,516
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
830,000	7.500%, 5/1/2023, Ser. Aa,c	1,018,825
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,714,650
10,000,000	San Diego Unified School District G.O. Zero Coupon, 7/1/2033, Ser. Aa,e	11,412,600
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,899,360
7,030,000	6.000%, 5/1/2039, Ser. E	8,038,805
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	9,118,081
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,770,239
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,240,050
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,228,460
	University of California Limited Project Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,962,960
	University of California Rev.
810,000	5.250%, 5/15/2039, Ser. Oa	913,308
2,765,000	5.250%, 5/15/2039, Ser. Oa	3,117,648
1,425,000	5.250%, 5/15/2039, Ser. Oa	1,608,440

	Total	190,405,108

Colorado (3.0%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	550,090
200,000	5.000%, 6/1/2021	230,814
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. Aa	494,000
1,000,000	5.375%, 6/15/2038, Ser. Aa	1,042,190

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Colorado (3.0%) - continued
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
$1,000,000	5.000%, 7/15/2039	$1,045,840
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
3,000,000	5.125%, 12/1/2039	3,198,030
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,436,480
500,000	5.625%, 6/1/2043	599,730
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,233,730
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	449,097
1,180,000	5.500%, 11/1/2027[a]	1,308,478
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,637,100
2,000,000	5.250%, 12/1/2031, Ser. A	2,025,680
	E-470 Colorado Public Highway Auth. Rev.
1,000,000	5.000%, 9/1/2020, Ser. A	1,154,770
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
775,000	7.000%, 12/15/2016[c]	793,693
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,459,779
1,000,000	5.000%, 12/1/2024	1,229,760
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021*	1,114,130
500,000	5.000%, 12/1/2022*	562,230
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,414,975
3,250,000	5.000%, 6/1/2033, Ser. A	3,954,047
9,790,000	5.000%, 6/1/2033[a]	11,696,505
3,000,000	5.000%, 6/1/2034, Ser. A	3,637,770

	Total	49,268,918

District of Columbia (0.9%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,464,361
5,225,000	5.000%, 12/1/2028, Ser. C	5,919,820
6,000,000	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg. 5.000%, 10/1/2038, Ser. A, AMT	6,949,260

	Total	15,333,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Florida (6.3%)
	Broward County, FL Water and Sewer Utility Rev.
$3,115,000	5.250%, 10/1/2034, Ser. Aa	$3,423,883
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,259,790
1,500,000	5.000%, 10/1/2031, Ser. B	1,883,940
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,899,100
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	513,090
2,000,000	5.000%, 5/1/2026	2,374,540
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,343,254
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	715,031
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	825,041
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,235,130
840,000	5.000%, 10/1/2031, Ser. B	1,032,805
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,681,980
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,311,203
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	862,157
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,246,134
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, AMT	2,695,562
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,244,157
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,668,525
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. Ba	8,559,375
8,000,000	5.500%, 10/1/2041, Ser. A	9,008,800
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	6,003,200
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[c]	2,252,840
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,585,348
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	2,929,797

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Florida (6.3%) - continued
	Orlando-Orange County, FL Expressway Auth. Rev.
$3,600,000	5.000%, 7/1/2030, Ser. A	$4,102,524
4,095,000	5.000%, 7/1/2035, Ser. C	4,638,079
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,531,690
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,892,800
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	7,445,328
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,764,970

	Total	104,930,073

Georgia (1.1%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,139,070
500,000	5.000%, 1/1/2034, Ser. C, AMT	567,350
500,000	5.000%, 1/1/2037, Ser. C, AMT	563,550
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,737,160
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	3,099,575
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,285,000	6.100%, 10/1/2019[a,c]	1,395,086
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,379,920
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
3,305,000	5.500%, 8/1/2018[c]	3,475,307
	Georgia Refg. Electric Auth. Rev.
610,000	5.000%, 1/1/2035, Ser. A	733,891

	Total	19,090,909

Hawaii (1.2%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,503,387
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,125,900
5,395,000	5.250%, 11/15/2037	6,069,861
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,877,472
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,845,280

	Total	19,421,900

Illinois (7.1%)
	Chicago IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,215,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Illinois (7.1%) - continued
	Chicago IL O'Hare International Airport Rev. Refg.
$1,200,000	5.000%, 1/1/2029	$1,462,164
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	11,252,667
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,343,832
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,815,000	8.500%, 12/1/2016[c]	1,861,228
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,901,410
1,000,000	5.000%, 10/1/2041	1,195,490
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,240,240
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,743,300
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
3,530,000	5.000%, 3/1/2034, Ser. A	4,079,197
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,229,939
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,380,000	6.000%, 4/1/2018, Ser. Cc	1,473,454
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
8,050,000	5.750%, 6/15/2018, 2nd Ser.[c]	8,782,147
	Illinois State Toll Highway Authority Rev.
4,000,000	0.450%, 7/1/2030[b]	4,000,000
	McHenry and Lake Counties G.O. School (AGM Insured)
60,000	9.000%, 12/1/2017[c]	61,555
1,475,000	9.000%, 12/1/2017[a,c]	1,570,034
	Metropolitan Pier and Exposition Auth., IL Dedicated Tax Rev. (McCormick Place Expansion) (NATL-RE Insured)
5,695,000	5.500%, 6/15/2020[c]	5,982,142
1,305,000	5.500%, 6/15/2020[a,c]	1,374,465
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	16,101,885
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,450,581
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,552,460
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	6,561,329
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,025,000	6.700%, 11/1/2021, Ser. Ac	2,334,643

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Illinois (7.1%) - continued
	State of Illinois G.O.
$5,000,000	5.000%, 3/1/2027	$5,442,950
1,500,000	5.500%, 7/1/2033	1,686,885
1,750,000	5.500%, 7/1/2038	1,949,798
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,331,740
5,335,000	5.000%, 4/1/2018, Ser. A	5,640,749
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,833,625

	Total	118,655,109

Indiana (2.2%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,837,410
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,733,115
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,017,330
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ea,c	486,680
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	2,103,395
4,155,000	5.000%, 1/1/2042, Ser. A	4,776,463
	Indiana Transportation Finance Auth. Highway Rev.
45,000	6.800%, 12/1/2016, Ser. A	45,857
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,609,250
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	3,109,407
6,965,000	5.000%, 4/1/2042, Ser. A	7,610,307
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,880,205

	Total	36,209,419

Iowa (0.9%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	5,490,232
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,534,957
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,370,953

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Iowa (0.9%) - continued
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
$3,560,000	5.000%, 7/1/2029, Ser. A	$3,946,758

	Total	14,342,900

Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,970,467
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
30,000	6.700%, 6/1/2029, Ser. A-2[c]	30,260

	Total	4,000,727

Kentucky (1.6%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,790,518
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,183,100
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	6,013,250
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Aa,c	2,803,425
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ac	892,222
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,167,005

	Total	25,849,520

Louisiana (2.8%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,908,650
	City of New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	937,575
850,000	5.000%, 12/1/2027	1,057,000
350,000	5.000%, 12/1/2029	426,153
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	456,870
1,520,000	5.000%, 11/1/2031	1,806,505
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,669,496
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,728,050
7,000,000	5.000%, 5/1/2045, Ser. B	7,916,860

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Louisiana (2.8%) - continued
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
$1,355,000	5.000%, 9/1/2030[c]	$1,651,528
800,000	5.000%, 9/1/2031[c]	971,088
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a,c]	4,765,309
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,329,020
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,905,975
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,558,148
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,704,405
525,000	5.000%, 4/1/2033, Ser. B, AMT	593,465

	Total	46,386,097

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,193,500

	Total	1,193,500

Massachusetts (4.4%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,691,500
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046	7,899,515
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	892,005
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,568,500
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	22,235,871
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	7,308,198
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,529,064
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,387,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Massachusetts (4.4%) - continued
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
$5,000,000	5.000%, 8/1/2024	$6,430,000

	Total	72,942,569

Michigan (1.9%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
1,645,000	5.700%, 4/1/2020	1,799,548
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,137,490
	Grand Valley, MI State University General Rev.
1,045,000	5.750%, 12/1/2034[a]	1,063,549
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	795,899
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,247,398
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,502,280
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,482,797
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,241,339
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044	7,150,380
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	4,951,704

	Total	32,372,384

Minnesota (2.8%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,022,240
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	297,740
500,000	5.000%, 2/1/2034	585,805
750,000	5.000%, 2/1/2039	869,250
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	360,176
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,706,544
1,800,000	6.300%, 12/1/2040, Ser. 7J	2,031,300
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	244,686
150,000	5.000%, 10/1/2030	182,883
200,000	5.000%, 10/1/2032	242,170

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Minnesota (2.8%) - continued
$175,000	5.000%, 10/1/2033	$211,318
1,500,000	5.000%, 10/1/2047[d]	1,821,645
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,066,760
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Aa,c	2,125,320
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,162,290
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,519,392
	St Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	7,243,685
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
1,000,000	5.000%, 5/1/2046, Ser. A	1,217,130
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030	141,925
1,915,000	5.125%, 5/1/2030[a]	2,220,806
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. Ca	1,098,880
5,745,000	5.750%, 7/1/2039[a]	6,588,136
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,187,520
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019[a]	233,264
1,500,000	5.250%, 5/15/2036[a]	1,521,285
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,933,900
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,209,790
1,000,000	5.000%, 1/1/2034, Ser. A	1,205,960
300,000	5.000%, 1/1/2035, Ser. A	360,642
1,000,000	5.000%, 1/1/2040, Ser. A	1,194,540
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	550,480

	Total	47,357,462

Mississippi (0.3%)
	D'Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,941,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Mississippi (0.3%) - continued
	Mississippi Development Bank S.O. (Desoto County Highway Construction)
$3,180,000	5.000%, 1/1/2030	$3,764,866

	Total	5,706,701

Missouri (0.8%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,c]	7,615,875
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,698
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	884,180
925,000	5.000%, 2/15/2022	1,071,594
1,680,000	5.000%, 2/15/2034	1,878,626
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
1,000,000	5.000%, 7/1/2032, AMT	1,105,470

	Total	12,731,443

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	2,851,933

	Total	2,851,933

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,227,980
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,992,300
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,556,557
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,876,578
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,640,066
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,168,540
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,607,174
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,914,696

	Total	24,983,891

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,022,730

Principal Amount	Long-Term Fixed Income (98.1%)	Value

New Hampshire (0.2%) - continued
$2,000,000	5.000%, 10/1/2019	$2,265,600

	Total	3,288,330

New Jersey (1.0%)
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,126,100
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,080,850
	New Jersey Transportation Trust Fund Auth. Rev.
1,000,000	5.250%, 6/15/2033, Ser. AA	1,138,240
1,645,000	5.250%, 6/15/2034, Ser. AA	1,866,285
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,650,420
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,091,200
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,125,987

	Total	16,079,082

New York (6.6%)
	City of New York G.O.
40,000	5.250%, 8/1/2017, Ser. B	40,160
1,920,000	5.000%, 8/1/2032, Ser. A	2,353,690
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,232,550
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
8,585,000	5.750%, 6/15/2040, Ser. A	9,412,508
2,570,000	5.750%, 6/15/2040, Ser. Aa	2,816,926
3,250,000	5.375%, 6/15/2043, Ser. EE	3,844,457
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,118,670
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,849,400
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,091,712
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	16,650
5,110,000	5.000%, 2/15/2029, Ser. A	5,641,491
5,000,000	5.000%, 3/15/2039, Ser. C	6,048,300
	New York State Dormitory Auth. State University Educational Fac. Rev.
2,570,000	5.875%, 5/15/2017, Ser. A	2,677,786
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	12,039,300
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,278,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

New York (6.6%) - continued
	New York Transportation Development Corporation Special Fac. Rev (Laguardia Airport)
$2,000,000	5.000%, 7/1/2046, AMT	$2,290,160
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,380,814
2,500,000	5.000%, 9/1/2035	3,076,400
2,500,000	5.000%, 9/1/2036	3,063,800
5,000,000	5.000%, 9/1/2039	6,110,900
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B	3,151,953
1,000,000	5.250%, 11/15/2045, Ser. A	1,249,890

	Total	109,785,647

North Carolina (1.9%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,174,880
1,000,000	5.000%, 4/1/2033	1,171,490
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Aa	7,666,985
2,580,000	5.000%, 1/1/2021, Ser. Aa	3,048,631
2,000,000	5.000%, 1/1/2026, Ser. Ba	2,209,760
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,865,949
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. Da	2,547,275
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	1,016,362
2,275,000	5.000%, 1/1/2025, Ser. Aa	2,515,923
360,000	5.000%, 1/1/2030, Ser. A	394,463
890,000	5.000%, 1/1/2030, Ser. Aa	983,797
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,551,566
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	2,109,722

	Total	32,256,803

North Dakota (0.4%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,754,442
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
1,755,000	6.250%, 7/1/2021, Ser. B	1,763,214
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,904,380

	Total	6,422,036

Ohio (5.8%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
1,000,000	5.000%, 2/15/2041, Ser. A	1,212,990
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,487,170

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Ohio (5.8%) - continued
	Buckeye Tobacco Settlement Financing Auth. Rev.
$16,920,000	5.125%, 6/1/2024, Ser. A-2	$16,658,417
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,970,700
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,977,349
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,973,451
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,225,040
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	361,742
1,000,000	5.000%, 5/1/2021	1,183,270
2,000,000	5.000%, 5/1/2029	2,532,720
1,500,000	5.000%, 5/1/2037, Ser. A	1,734,615
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,564,816
1,750,000	5.500%, 8/15/2030	2,016,157
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,871,088
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	3,061,661
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,398,054
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,868,150
	Ohio State Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,655,000	6.500%, 10/1/2020, Ser. B	1,836,008
2,745,000	5.000%, 12/1/2028	3,383,020
	Ohio State Turnpike Commission Rev.
8,000,000	0.000%, 2/15/2034[e]	8,078,160
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,521,740
10,000,000	5.500%, 2/15/2026, Ser. Ac	13,147,400
	Ohio State University Refg. Rev.
7,800,000	0.440%, 6/1/2035, Ser. Eb	7,800,000
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,762,320

	Total	96,626,038

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	9,246,552
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,605,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Oklahoma (0.9%) - continued
	Oklahoma Municipal Power Auth. Power Supply System Rev.
$1,620,000	6.000%, 1/1/2038, Ser. Aa	$1,743,930
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	583,470

	Total	15,179,082

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	333,795
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,248,911
5,000,000	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O. Zero Coupon, 6/15/2028, Ser. B	3,893,350

	Total	5,476,056

Pennsylvania (4.0%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,243,900
2,100,000	5.625%, 8/15/2039	2,375,625
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ab	2,984,850
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,038,150
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
1,520,000	Zero Coupon, 3/15/2017[c]	1,512,081
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027[a]	2,801,287
205,000	6.125%, 1/1/2029	229,293
1,860,000	6.125%, 1/1/2029[a]	2,101,930
2,455,000	5.000%, 1/1/2036[a]	2,500,786
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	8,029,418
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,376,200
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,596,250
3,000,000	5.000%, 12/1/2046, Ser. A-1	3,572,580
	Pennsylvania Turnpike Commission Turnpike Rev. (AGC Insured)
10,070,000	6.250%, 6/1/2038, Ser. Ca,c	11,112,144
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,215,000	6.250%, 6/1/2033, Ser. Cc	13,727,938

	Total	66,202,432

Principal Amount	Long-Term Fixed Income (98.1%)	Value

South Carolina (2.2%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
$330,000	5.000%, 3/1/2024, Ser. Bd	$405,349
425,000	5.000%, 3/1/2025, Ser. Bd	530,795
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,428,168
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,117,155
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,317,523
2,890,000	5.000%, 10/1/2031, Ser. B	3,312,576
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,512,395
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,880,440
	South Carolina State Public Service Auth.
305,000	5.500%, 1/1/2038, Ser. Aa	340,728
3,550,000	5.500%, 1/1/2038, Ser. Aa	3,965,847

	Total	36,810,976

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,209,190
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,149,440
820,000	5.000%, 9/1/2025	935,735
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,407,412

	Total	4,701,777

Tennessee (0.5%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	596,297
1,505,000	5.625%, 4/1/2038[a]	1,630,893
930,000	5.750%, 4/1/2041	1,001,443
2,520,000	5.750%, 4/1/2041[a]	2,736,040
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	625,265
450,000	5.000%, 11/1/2032	560,781
1,275,000	5.000%, 11/1/2034	1,577,838
250,000	5.000%, 11/1/2036	307,235

	Total	9,035,792

Texas (11.8%)
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony's Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,041,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Texas (11.8%) - continued
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
$1,000,000	5.000%, 8/15/2042	$1,112,130
2,000,000	6.000%, 8/15/2043	2,440,860
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
4,605,000	5.000%, 8/15/2039[c]	5,558,373
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,605,880
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,867,760
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	10,892,500
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
4,400,000	0.340%, 10/1/2024[b]	4,400,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,321,884
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
3,300,000	0.340%, 3/1/2024[b]	3,300,000
3,400,000	0.340%, 3/1/2024[b]	3,400,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	6,162,100
	Harris County, TX Toll Road Rev. Refg.
5,000,000	5.000%, 8/15/2047, Ser. A	6,119,800
6,500,000	5.250%, 8/15/2047, Ser. Ba	7,113,600
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	15,349,200
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,183,879
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC-Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,146,220
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,720,650
2,000,000	5.250%, 2/1/2029[c]	2,709,840
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,985,640

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Texas (11.8%) - continued
	North Texas Tollway Auth. Rev. Refg.
$5,000,000	5.000%, 1/1/2042, Ser. B	$5,742,150
	North Texas Tollway Auth. System Rev. (Special)
15,000,000	5.000%, 9/1/2030, Ser. D	17,734,950
	North Texas Tollway Auth. System Rev. Refg.
125,000	5.625%, 1/1/2033	132,995
420,000	5.625%, 1/1/2033[a]	449,841
455,000	5.625%, 1/1/2033, Ser. Aa	487,328
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,602,750
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,550,000	1.350%, 6/1/2033[b,c]	4,589,448
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,858,152
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,800,475
2,000,000	6.500%, 8/15/2039, Ser. A	2,253,780
	Red River Education Finance Corporation Rev. (St. Edwards University)
2,000,000	5.000%, 6/1/2046	2,351,580
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,348,960
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward's University)
555,000	5.125%, 6/1/2024[a]	576,257
605,000	5.125%, 6/1/2024	621,377
180,000	5.125%, 6/1/2027	184,556
820,000	5.125%, 6/1/2027[a]	851,406
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,303,560
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,523,590
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,947,707
	State of Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	16,859,036
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	3,156,886
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,396,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Texas (11.8%) - continued
$2,000,000	5.250%, 9/1/2027, Ser. Bc	$2,231,740
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,115,650
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,047,580
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	1,984,303

	Total	196,585,040

Utah (1.6%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,311,963
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,893,220
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
1,085,000	5.000%, 5/15/2023, Ser. I	1,352,171
3,175,000	5.000%, 5/15/2043	3,656,965
1,610,000	5.000%, 5/15/2045, Ser. A	1,910,941
7,500,000	5.000%, 5/15/2046, Ser. B	9,156,150
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,102,040

	Total	27,383,450

Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
1,000,000	5.000%, 12/1/2035, Ser. A	1,202,320
1,000,000	5.000%, 12/1/2036, Ser. A	1,199,450

	Total	2,401,770

Virginia (2.0%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,113,410
2,405,000	5.000%, 5/15/2044, Ser. A	2,841,387
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
2,510,000	5.250%, 8/15/2019	2,674,706
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,767,800
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,220,340
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
10,365,000	6.000%, 1/1/2037, AMT	12,381,718

	Total	32,999,361

Washington (3.2%)
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,866,991

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Washington (3.2%) - continued
	Pierce County School District No. 10, Tacoma, WA G.O. Refg.
$2,170,000	5.000%, 12/1/2039	$2,659,812
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	743,325
1,000,000	5.000%, 6/1/2020, AMT	1,141,660
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,211,790
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,447,841
12,095,000	5.000%, 8/1/2030, Ser. A	14,846,008
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	3,114,694
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,655,900
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,849,075
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,821,982
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,443,820
1,000,000	5.625%, 10/1/2040	1,112,890

	Total	52,915,788

Wisconsin (1.8%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,528,450
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039[a]	3,980,486
	Wisconsin Health & Educational Fac. Auth. Rev. (Ascension Health Credit Group)
9,275,000	5.000%, 11/15/2039, Ser. A	11,341,192
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1[a]	1,286,111
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,945,537
1,195,000	5.000%, 12/15/2039	1,413,578
2,500,000	5.000%, 12/15/2044	2,951,075

	Total	30,446,429

Wyoming (0.5%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,469,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.1%)	Value

Wyoming (0.5%) - continued
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
$3,760,000	5.750%, 10/1/2020	$4,043,466

	Total	7,513,034

	Total Long-Term Fixed Income (cost $1,475,567,300)	1,634,727,128

Principal Amount	Short-Term Investments (1.4%)[f]	Value

	Federal Home Loan Bank Discount Notes
2,350,000	0.260%, 8/4/2016	2,349,953
1,800,000	0.275%, 8/5/2016	1,799,951
2,500,000	0.270%, 8/8/2016	2,499,910
14,000,000	0.275%, 8/11/2016	13,999,272
700,000	0.310%, 8/15/2016	699,949
1,300,000	0.300%, 8/23/2016	1,299,809

	Total Short-Term Investments (at amortized cost)	22,648,844

	Total Investments (cost $1,498,215,324) 99.5%	$1,657,375,972

	Other Assets and Liabilities, Net 0.6%	9,381,319

	Total Net Assets 100.0%	$1,666,757,291

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Municipal Bond Fund as of July 29, 2016 was $1,676,360 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood), 12/1/2021	1/23/2013	$1,067,419
Plaza Metropolitan District No. 1
Rev. Refg. (City of Lakewood), 12/1/2022	1/23/2013	534,955

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
CR	-	Custodian Receipts
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q- SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$159,394,003
Gross unrealized depreciation	(233,355)

Net unrealized appreciation (depreciation)	$159,160,648

Cost for federal income tax purposes	$1,498,215,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MUNICIPAL BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Municipal Bond Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	221,314,797	–	221,314,797	–
Electric Revenue	55,617,240	–	55,617,240	–
Escrowed/Pre-refunded	267,534,551	–	267,534,551	–
General Obligation	209,109,671	–	209,109,671	–
Health Care	213,224,084	–	213,224,084	–
Housing Finance	13,353,916	–	13,353,916	–
Industrial Development Revenue	33,005,066	–	33,005,066	–
Other Revenue	164,238,700	–	164,238,700	–
Tax Revenue	108,579,461	–	108,579,461	–
Transportation	281,331,348	–	281,331,348	–
Water & Sewer	67,418,294	–	67,418,294	–
Short-Term Investments	22,648,844	–	22,648,844	–

Total	$1,657,375,972	$–	$1,657,375,972	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

GOVERNMENT BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value

Asset-Backed Securities (2.6%)
	Northstar Education Finance, Inc.
$520,375	1.188%, 12/26/2031[a,b]	$507,555
	U.S. Small Business Administration
894,414	3.191%, 3/10/2024	942,344

	Total	1,449,899

Collateralized Mortgage Obligations (0.7%)
	NCUA Guaranteed Notes
353,071	0.915%, 10/7/2020[b]	353,787

	Total	353,787

Energy (0.8%)
	Petroleos Mexicanos
450,000	2.378%, 4/15/2025	461,473

	Total	461,473

Financials (1.9%)
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	1,029,644

	Total	1,029,644

Foreign Government (8.7%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	1,040,844
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	527,799
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	548,841
600,000	4.375%, 1/24/2044	811,031
	KFW
500,000	0.787%, 12/29/2017[b]	499,771
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	343,280
	Kommuninvest I Sverige AB
500,000	1.500%, 1/22/2019[a]	505,455
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	509,234

	Total	4,786,255

Mortgage-Backed Securities (7.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
400,000	3.000%, 8/1/2031[c]	419,913
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
450,000	4.500%, 8/1/2045[c]	490,706
1,700,000	3.500%, 8/1/2046[c]	1,795,492
1,500,000	4.000%, 8/1/2046[c]	1,608,106

	Total	4,314,217

U.S. Government and Agencies (73.9%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	520,992
	Federal Home Loan Mortgage Corporation
3,000,000	2.375%, 1/13/2022	3,179,478
	Federal National Mortgage Association
1,500,000	1.250%, 5/6/2021	1,505,109
5,700,000	2.125%, 4/24/2026	5,882,326
1,250,000	6.250%, 5/15/2029	1,829,401

Principal Amount	Long-Term Fixed Income (98.4%)	Value

U.S. Government and Agencies (73.9%) - continued
	Tennessee Valley Authority
$1,225,000	5.250%, 9/15/2039	$1,720,178
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,259,992
500,000	5.375%, 2/15/2031	745,566
1,100,000	3.625%, 2/15/2044	1,446,285
	U.S. Treasury Bonds, TIPS
350,345	2.375%, 1/15/2025	419,131
361,091	2.125%, 2/15/2040	485,094
1,594,140	0.750%, 2/15/2042	1,654,813
	U.S. Treasury Notes
1,500,000	0.875%, 11/15/2017	1,504,571
500,000	1.250%, 12/15/2018	506,387
3,500,000	1.000%, 3/15/2019	3,524,745
1,500,000	2.000%, 7/31/2020	1,562,520
500,000	2.250%, 7/31/2021	529,102
1,500,000	2.125%, 9/30/2021	1,578,809
1,750,000	2.125%, 6/30/2022	1,845,225
250,000	1.375%, 6/30/2023	251,426
3,950,000	2.250%, 11/15/2024	4,217,703
500,000	1.625%, 2/15/2026	507,409
	U.S. Treasury Notes, TIPS
3,896,223	0.125%, 1/15/2023	3,948,171

	Total	40,624,433

Utilities (2.0%)
	John Sevier Combined Cycle Generation, LLC
937,916	4.626%, 1/15/2042	1,117,623

	Total	1,117,623

	Total Long-Term Fixed Income (cost $50,856,010)	54,137,331

Shares or Principal Amount	Short-Term Investments (9.2%)[d]	Value

	Federal Home Loan Bank Discount Notes
1,900,000	0.300%, 8/19/2016	1,899,772
200,000	0.370%, 10/14/2016[e]	199,870
	Thrivent Core Short-Term Reserve Fund
295,581	0.620%	2,955,806

	Total Short-Term Investments (cost $5,055,333)	5,055,448

	Total Investments (cost $55,911,343) 107.6%	$59,192,779

	Other Assets and Liabilities, Net (7.6%)	(4,206,187)

	Total Net Assets 100.0%	$54,986,592

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $1,865,524 or 3.4% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

GOVERNMENT BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,436,102
Gross unrealized depreciation	(154,666)

Net unrealized appreciation (depreciation)	$3,281,436

Cost for federal income tax purposes	$55,911,343

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Government Bond Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,449,899	–	1,449,899	–
Collateralized Mortgage Obligations	353,787	–	353,787	–
Energy	461,473	–	461,473	–
Financials	1,029,644	–	1,029,644	–
Foreign Government	4,786,255	–	4,786,255	–
Mortgage-Backed Securities	4,314,217	–	4,314,217	–
U.S. Government and Agencies	40,624,433	–	40,624,433	–
Utilities	1,117,623	–	1,117,623	–
Short-Term Investments	2,099,642	–	2,099,642	–

Subtotal Investments in Securities	$56,236,973	$–	$56,236,973	$–

Other Investments*	Total
Short-Term Investments	2,955,806
Subtotal Other Investments	$2,955,806
Total Investments at Value	$59,192,779

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	103,797	103,797	–	–
Total Asset Derivatives	$103,797	$103,797	$–	$–
Liability Derivatives
Futures Contracts	444,178	444,178	–	–
Total Liability Derivatives	$444,178	$444,178	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $199,870 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(40)	September 2016	($5,191,997)	($5,321,875)	($129,878)
CBOT 2-Yr. U.S. Treasury Note	11	September 2016	2,396,487	2,409,000	12,513
CBOT 5-Yr. U.S. Treasury Note	47	September 2016	5,643,450	5,734,734	91,284
CBOT U.S. Long Bond	(19)	September 2016	(3,098,423)	(3,314,313)	(215,890)
CME Ultra Long Term U.S. Treasury Bond	(6)	September 2016	(1,044,777)	(1,143,187)	(98,410)
Total Futures Contracts					($340,381)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

GOVERNMENT BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust- Collateral Investment	$818,750	$500	$819,250	–	$–	$23
Cash Management Trust- Short Term Investment	6,610,141	26,427,892	33,038,033	–	–	5,615
Core Short-Term Reserve	–	7,579,636	4,623,830	295,581	2,955,806	3,570
Total Value and Income Earned	$7,428,891				$2,955,806	$9,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value

Basic Materials (<0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$302,415	4.250%, 6/30/2019[b,c]	$296,529

	Total	296,529

Capital Goods (0.3%)
	Accudyne Industries, LLC, Term Loan
503,425	4.000%, 12/13/2019	468,603
	ADS Waste Holdings, Inc., Term Loan
876,582	3.750%, 10/9/2019	875,303
	Berry Plastics Group, Inc., Term Loan
686,925	3.500%, 2/8/2020	688,484

	Total	2,032,390

Communications Services (0.5%)
	Grande Communications Networks, LLC, Term Loan
688,721	4.500%, 5/29/2020	686,138
	Integra Telecom Holdings, Inc., Term Loan
881,138	5.250%, 8/14/2020	872,326
	LTS Buyer, LLC, Term Loan
543,200	4.000%, 4/13/2020	542,521
	NEP/NCP Holdco, Inc., Term Loan
687,120	4.250%, 1/22/2020	681,967
	TNS, Inc., Term Loan
487,477	5.000%, 2/14/2020	487,477
	Univision Communications, Inc., Term Loan
880,488	4.000%, 3/1/2020	879,943

	Total	4,150,372

Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
498,282	3.500%, 8/13/2021	498,751
	Cengage Learning Acquisitions, Term Loan
350,000	5.250%, 6/7/2023[b,c]	349,125
	Ceridian HCM Holding, Inc., Term Loan
530,290	4.500%, 9/15/2020	509,078
	Jack Ohio Finance, LLC, Term Loan
690,475	5.000%, 6/20/2019	665,880
	Mohegan Tribal Gaming Authority, Term Loan
1,077,258	5.500%, 6/15/2018	1,075,103
	Scientific Games International, Inc., Term Loan
911,625	6.000%, 10/18/2020	910,486
	Seminole Hard Rock Entertainment, Inc., Term Loan
344,350	3.500%, 5/14/2020	343,706

	Total	4,352,129

Consumer Non-Cyclical (0.1%)
	Albertson's, LLC, Term Loan
450,000	4.750%, 6/22/2023[b,c]	452,718
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	492,252

	Total	944,970

Energy (0.1%)
	Arch Coal, Inc., Term Loan
545,888	7.500%, 5/16/2018[d]	243,603

Principal Amount	Bank Loans (2.0%)[a]	Value

Energy (0.1%) - continued
	Pacific Drilling SA, Term Loan
$882,700	4.500%, 6/3/2018	$236,122

	Total	479,725

Financials (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
239,534	7.000%, 5/22/2018	233,347
50,000	7.000%, 12/31/2019[b,c]	48,500
	WaveDivision Holdings, LLC, Term Loan
685,150	4.000%, 10/15/2019	683,951

	Total	965,798

Technology (0.2%)
	First Data Corporation, Term Loan
933,915	4.488%, 3/24/2021	938,146
	Western Digital Corporation, Term Loan
400,000	6.250%, 4/29/2023	403,668

	Total	1,341,814

Utilities (0.1%)
	Intergen NV, Term Loan
882,700	5.500%, 6/12/2020	801,050

	Total	801,050

	Total Bank Loans (cost $16,452,909)	15,364,777

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Asset-Backed Securities (13.7%)
	American Homes 4 Rent
2,599,583	1.482%, 6/17/2031[e,f]	2,588,457
	BA Credit Card Trust
3,850,000	0.861%, 6/15/2021[f]	3,850,456
	Barclays Dryrock Issuance Trust
2,750,000	1.520%, 5/15/2022[c]	2,749,591
	Bayview Opportunity Master Fund Trust
1,515,793	3.228%, 7/28/2034*,g	1,513,002
	Betony CLO, Ltd.
2,750,000	2.190%, 4/15/2027*,f	2,734,302
	Brazos Higher Education Authority, Inc.
1,704,697	1.462%, 2/25/2030[f]	1,698,497
	Capital One Multi-Asset Execution Trust
5,400,000	1.260%, 1/15/2020	5,411,332
	Chase Issuance Trust
2,975,000	1.590%, 2/18/2020	2,997,365
2,225,000	1.620%, 7/15/2020	2,245,823
1,500,000	0.891%, 5/17/2021[f]	1,502,149
	Chesapeake Funding II, LLC
3,000,000	1.880%, 6/15/2028[e]	3,003,672
	Chesapeake Funding, LLC
637,985	0.920%, 1/7/2025[e,f]	637,799
	Citibank Credit Card Issuance Trust
5,525,000	1.020%, 2/22/2019	5,528,490
	Commonbond Student Loan Trust
877,218	3.200%, 6/25/2032*	881,518
	CPS Auto Receivables Trust
1,765,164	2.070%, 11/15/2019[e]	1,771,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Asset-Backed Securities (13.7%) - continued
	Credit Based Asset Servicing and Securitization, LLC
$692,971	3.455%, 12/25/2036[g]	$519,887
	Edlinc Student Loan Funding Trust
1,330,772	3.388%, 10/1/2025*,f	1,340,323
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036*,h	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[e]	2,930,390
	FRS, LLC
1,723,567	1.800%, 4/15/2043*	1,691,996
	GMAC Mortgage Corporation Loan Trust
220,327	0.953%, 8/25/2035[f,i]	205,165
369,389	5.750%, 10/25/2036[i]	353,955
697,130	0.633%, 12/25/2036[f,i]	623,433
	GoldenTree Loan Opportunities IX, Ltd.
3,000,000	2.262%, 10/29/2026*,f	2,997,890
	Impac CMB Trust
1,245,041	1.008%, 4/25/2035[f]	1,135,304
465,567	1.128%, 8/25/2035[f]	407,719
	John Deere Owner Trust
1,500,000	1.250%, 6/15/2019	1,499,881
	Master Credit Card Trust
3,500,000	1.235%, 9/23/2019[e,f]	3,503,602
	MLCC Mortgage Investors, Inc.
1,229,710	1.148%, 8/25/2029[f]	1,218,462
	Mortgage Equity Conversion Asset Trust
1,862,201	1.030%, 1/25/2042*,f	1,582,871
1,880,739	1.170%, 2/25/2042*,f	1,598,628
	Motor plc
124,767	0.968%, 8/25/2021[e,f]	124,753
	Navient Student Loan Trust
2,683,903	1.238%, 6/25/2065[e,f]	2,693,127
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019*	1,995,469
	Northstar Education Finance, Inc.
2,081,499	1.188%, 12/26/2031[e,f]	2,030,219
	OneMain Direct Auto Receivables Trust
2,000,000	2.040%, 1/15/2021[e]	1,999,266
	OneMain Financial Issuance Trust
1,750,000	4.100%, 3/20/2028[e]	1,803,098
	OZLM VIII, Ltd.
3,050,000	2.119%, 10/17/2026*,f	3,041,307
	Race Point IX CLO, Ltd.
1,200,000	2.190%, 4/15/2027*,f	1,193,012
	Renaissance Home Equity Loan Trust
1,445,583	5.608%, 5/25/2036[g]	928,414
709,956	5.285%, 1/25/2037[g]	377,332
	Selene Non-Performing Loans, LLC
447,496	2.981%, 5/25/2054*	444,569
	SLM Student Loan Trust
1,104,478	1.081%, 8/15/2022[e,f]	1,104,191
435,890	1.231%, 10/16/2023[e,f]	435,416
995,332	0.888%, 3/25/2025[f]	959,380
2,172,547	1.008%, 3/25/2026[f]	2,155,112
1,800,000	1.531%, 5/17/2027[e,f]	1,800,817
	Sofi Professional Loan Program, LLC
2,869,201	1.680%, 3/25/2031[e]	2,872,827

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Asset-Backed Securities (13.7%) - continued
	SoFi Professional Loan Program, LLC
$2,263,446	2.420%, 3/25/2030[e]	$2,275,785
2,000,000	1.480%, 5/25/2031[e]	1,999,219
1,476,705	2.510%, 8/25/2033[e]	1,493,951
	Vericrest Opportunity Loan Transferee
1,848,551	3.500%, 6/26/2045[e]	1,839,071
1,368,669	4.250%, 2/26/2046[e]	1,377,856
2,403,811	4.000%, 5/25/2046[e]	2,411,297
1,240,634	3.750%, 6/25/2046[e]	1,239,430
475,485	3.375%, 10/26/2054[e]	473,269
	Verizon Owner Trust
3,500,000	1.420%, 1/20/2021[e]	3,500,875
	Wachovia Asset Securitization, Inc.
476,813	0.628%, 7/25/2037*,f,i	394,945

	Total	103,687,216

Basic Materials (0.5%)
	Albemarle Corporation
860,000	3.000%, 12/1/2019	876,158
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[e]	2,044,416
	Glencore Funding, LLC
825,000	1.739%, 4/16/2018[e,f]	800,250

	Total	3,720,824

Capital Goods (0.5%)
	Lockheed Martin Corporation
1,355,000	2.500%, 11/23/2020	1,406,536
	Roper Technologies, Inc.
617,000	1.850%, 11/15/2017	620,038
923,000	6.250%, 9/1/2019	1,035,999
	Textron, Inc.
350,000	3.875%, 3/1/2025	371,339

	Total	3,433,912

Collateralized Mortgage Obligations (9.5%)
	Alm Loan Funding CLO
3,050,000	2.109%, 10/17/2026*,f	3,039,511
	American Home Mortgage Assets Trust
1,127,796	1.375%, 11/25/2046[f]	533,252
	Apidos CLO XVIII
3,000,000	2.114%, 7/22/2026*,f	2,997,468
	Babson CLO, Ltd.
3,050,000	2.069%, 10/17/2026*,f	3,032,040
	BCAP, LLC Trust
1,731,381	0.668%, 3/25/2037[f]	1,607,903
	Bear Stearns Adjustable Rate Mortgage Trust
381,197	2.660%, 10/25/2035[f]	366,813
	Birchwood Park CLO, Ltd.
3,050,000	2.120%, 7/15/2026*,f	3,040,991
	BlueMountain CLO, Ltd.
3,050,000	2.160%, 10/15/2026*,f	3,048,445
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	1.996%, 7/20/2023*,f	2,991,239
3,000,000	2.180%, 10/15/2026*,f	2,996,108
	Cent CLO 16, LP
3,050,000	1.887%, 8/1/2024*,f	3,048,780
	Cent CLO 22, Ltd.
3,000,000	2.112%, 11/7/2026*,f	2,992,075
	Countrywide Alternative Loan Trust
326,558	5.500%, 11/25/2035	315,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Collateralized Mortgage Obligations (9.5%) - continued
$274,869	5.500%, 2/25/2036	$249,798
410,701	6.000%, 1/25/2037	373,403
	Countrywide Home Loans, Inc.
615,452	2.787%, 3/20/2036	489,721
618,854	2.930%, 9/20/2036	483,011
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,162,371	1.225%, 4/25/2047[f]	988,337
	Dryden 34 Senior Loan Fund CLO
3,050,000	2.110%, 10/15/2026*,f	3,040,059
	HarborView Mortgage Loan Trust
1,084,649	2.631%, 6/19/2034	1,058,428
	J.P. Morgan Alternative Loan Trust
903,485	2.818%, 3/25/2036	757,312
	J.P. Morgan Mortgage Trust
630,871	2.900%, 2/25/2036	549,753
383,036	2.779%, 10/25/2036	344,929
	Madison Park Funding XIV CLO, Ltd.
3,350,000	2.146%, 7/20/2026*,f	3,344,746
	Master Asset Securitization Trust
753,443	0.988%, 6/25/2036[f]	413,216
	MortgageIT Trust
1,162,984	0.748%, 12/25/2035[f]	1,042,725
	NCUA Guaranteed Notes
2,146,671	0.915%, 10/7/2020[f]	2,151,022
	Neuberger Berman CLO, Ltd.
2,400,000	2.107%, 8/4/2025*,f	2,396,886
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	2.068%, 8/12/2026*,f	3,038,033
	Residential Accredit Loans, Inc. Trust
544,385	3.808%, 9/25/2035	446,990
	Sequoia Mortgage Trust
2,224,536	1.610%, 9/20/2034[f]	2,136,133
	Symphony CLO VIII, Ltd.
2,841,231	1.574%, 1/9/2023*,f	2,834,243
	Voya CLO 3, Ltd.
3,050,000	2.135%, 7/25/2026*,f	3,037,939
	Wachovia Mortgage Loan Trust, LLC
346,404	3.026%, 5/20/2036	304,375
	WaMu Mortgage Pass Through Certificates
356,702	0.778%, 10/25/2045[f]	331,890
971,940	1.335%, 10/25/2046[f]	765,715
1,186,486	1.258%, 12/25/2046[f]	918,844
1,093,751	1.195%, 1/25/2047[f]	852,344
	Washington Mutual Mortgage Pass Through Certificates
752,288	1.375%, 9/25/2046[f]	500,967
	Washington Mutual Mortgage Pass-Through Certificates
1,265,366	1.205%, 2/25/2047[f]	892,044
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	3,022,095
	Wells Fargo Mortgage Backed Securities Trust
2,299,222	3.046%, 10/25/2034	2,295,165
1,204,731	5.500%, 8/25/2035	1,225,218
525,481	2.831%, 3/25/2036	496,447
603,070	2.866%, 3/25/2036	592,320

	Total	71,384,237

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Commercial Mortgage-Backed Securities (4.7%)
	Bear Stearns Commercial Mortgage Securities Trust
$3,700,000	5.568%, 10/12/2041	$3,712,636
	Bear Stearns Commercial Mortgage Securities, Inc.
3,543,701	5.331%, 2/11/2044	3,591,407
	Citigroup Commercial Mortgage Trust
750,000	5.712%, 12/10/2049	769,154
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,493,195	5.322%, 12/11/2049	2,510,014
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.523%, 6/8/2030[e,f]	4,007,538
644,069	5.306%, 12/10/2046	646,722
	Credit Suisse First Boston Mortgage Securities
3,377,384	5.542%, 1/15/2049	3,403,891
	Federal National Mortgage Association
407,261	1.272%, 1/25/2017	407,204
	GS Mortgage Securities Trust
630,282	2.999%, 8/10/2044	630,031
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,881,084	5.429%, 12/12/2043	1,890,315
	JPMBB Commercial Mortgage Securities Trust
5,877,939	1.085%, 7/15/2045	5,870,995
	Morgan Stanley Capital I
116,260	3.224%, 7/15/2049	116,162
	Morgan Stanley Capital, Inc.
2,386,356	5.406%, 3/15/2044	2,425,016
	SCG Trust
3,575,000	1.881%, 11/15/2026[e,f]	3,575,522
	WFRBS Commercial Mortgage Trust
1,662,821	1.406%, 9/15/2046	1,665,181

	Total	35,221,788

Communications Services (3.0%)
	America Movil SAB de CV
2,400,000	1.656%, 9/12/2016[f]	2,400,698
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,900,750
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	995,465
	AT&T, Inc.
1,500,000	1.750%, 1/15/2018	1,509,779
1,400,000	1.561%, 6/30/2020[f]	1,398,442
1,600,000	2.800%, 2/17/2021	1,653,253
	Charter Communications Operating, LLC
1,142,000	3.579%, 7/23/2020[e]	1,202,291
1,142,000	4.464%, 7/23/2022[e]	1,239,916
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	262,727
	Moody's Corporation
1,250,000	2.750%, 7/15/2019	1,288,016
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[e]	1,769,346
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[e]	1,131,895
	Verizon Communications, Inc.
1,350,000	2.183%, 9/15/2016[f]	1,352,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Communications Services (3.0%) - continued
$1,000,000	1.057%, 6/9/2017[f]	$1,001,431
2,080,000	1.426%, 6/17/2019[f]	2,105,892
1,425,000	3.000%, 11/1/2021	1,504,880

	Total	22,717,382

Consumer Cyclical (1.6%)
	BMW US Capital, LLC
1,450,000	1.500%, 4/11/2019[e]	1,459,696
	CVS Health Corporation
870,000	2.250%, 8/12/2019	894,875
	Daimler Finance North America, LLC
2,250,000	1.347%, 8/3/2017[e,f]	2,254,590
	eBay, Inc.
725,000	2.500%, 3/9/2018	738,410
	Home Depot, Inc.
675,000	1.023%, 9/15/2017[f]	677,195
1,600,000	4.400%, 4/1/2021	1,804,114
	Newell Rubbermaid, Inc.
1,150,000	3.150%, 4/1/2021	1,206,171
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	233,322
	Walgreens Boots Alliance, Inc.
870,000	1.750%, 5/30/2018	877,446
870,000	2.600%, 6/1/2021	891,358
	Yale University
1,250,000	2.086%, 4/15/2019	1,285,891

	Total	12,323,068

Consumer Non-Cyclical (6.1%)
	Actavis Funding SCS
1,995,000	1.911%, 3/12/2020[f]	2,000,718
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	527,007
	Amgen, Inc.
1,325,000	2.125%, 5/1/2020	1,354,985
	Anheuser-Busch InBev Finance, Inc.
2,000,000	1.897%, 2/1/2021[f]	2,055,624
	BAT International Finance plc
1,905,000	1.163%, 6/15/2018[e,f]	1,901,272
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[e]	1,021,530
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,893,769
	Bunge Limited Finance Corporation
1,100,000	3.500%, 11/24/2020	1,149,869
	Cardinal Health, Inc.
1,035,000	1.950%, 6/15/2018	1,046,673
	Celgene Corporation
1,050,000	3.550%, 8/15/2022	1,120,897
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,171,841
	EMD Finance, LLC
1,980,000	1.006%, 3/17/2017[e,f]	1,979,323
	Express Scripts Holding Company
1,100,000	3.900%, 2/15/2022	1,191,796
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[e]	2,383,778
	Gilead Sciences, Inc.
1,000,000	2.550%, 9/1/2020	1,039,926
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,662,309
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[e]	1,594,351
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[e]	2,530,890

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Consumer Non-Cyclical (6.1%) - continued
	Laboratory Corporation of America Holdings
$1,390,000	2.625%, 2/1/2020	$1,425,494
	Mead Johnson Nutrition Company
1,150,000	3.000%, 11/15/2020	1,209,877
	Merck & Company, Inc.
1,490,000	1.005%, 2/10/2020[f]	1,491,602
	Mondelez International, Inc.
1,484,000	1.157%, 2/1/2019[f]	1,479,581
	Mylan NV
1,000,000	2.500%, 6/7/2019[e]	1,018,241
1,450,000	3.750%, 12/15/2020[e]	1,531,981
800,000	3.150%, 6/15/2021[e]	825,066
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	472,609
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[e]	2,014,028
	Teva Pharmaceutical Finance Netherlands III BV
1,875,000	1.700%, 7/19/2019	1,886,199
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,055,308
3,000,000	2.100%, 7/30/2020	3,087,483

	Total	46,124,027

Energy (3.4%)
	Anadarko Petroleum Corporation
860,000	4.850%, 3/15/2021	910,548
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019	1,413,717
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,273,850
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,039,921
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,302,750
	Ecopetrol SA
350,000	5.875%, 9/18/2023	365,750
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,209,650
	Enbridge, Inc.
1,375,000	1.136%, 6/2/2017[f,j]	1,357,594
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,930,054
1,465,000	1.050%, 3/6/2022[f]	1,424,814
	Marathon Petroleum Corporation
1,400,000	3.400%, 12/15/2020	1,454,120
	Occidental Petroleum Corporation
975,000	2.600%, 4/15/2022	1,001,800
	Petroleos Mexicanos
850,000	5.500%, 2/4/2019[e]	898,875
1,530,000	2.378%, 4/15/2025	1,569,007
	Pioneer Natural Resources Company
1,005,000	3.450%, 1/15/2021	1,036,777
	Schlumberger Holdings Corporation
1,400,000	3.000%, 12/21/2020[e]	1,468,554
	Shell International Finance BV
1,400,000	1.080%, 5/11/2020[f]	1,382,527
	Sunoco Logistics Partners Operations, LP
1,675,000	4.400%, 4/1/2021	1,766,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Energy (3.4%) - continued
	Transcontinental Gas Pipe Line Company, LLC
$650,000	7.850%, 2/1/2026[e]	$811,269

	Total	25,618,183

Financials (17.9%)
	ABN AMRO Bank NV
1,660,000	2.450%, 6/4/2020[e]	1,705,864
	ACE INA Holdings, Inc.
150,000	2.875%, 11/3/2022	158,136
	Aetna, Inc.
1,800,000	1.900%, 6/7/2019	1,823,578
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,704,346
	American Express Credit Corporation
2,080,000	1.197%, 3/18/2019[f]	2,084,064
650,000	1.706%, 9/14/2020[f]	655,723
	American International Group, Inc.
1,170,000	3.300%, 3/1/2021	1,226,781
	Ares Capital Corporation
1,100,000	4.875%, 11/30/2018	1,146,303
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[e]	1,102,750
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,455,230
1,000,000	1.717%, 3/22/2018[f]	1,007,273
1,775,000	1.516%, 4/1/2019[f]	1,778,845
900,000	4.000%, 1/22/2025	934,906
900,000	6.100%, 12/29/2049[k]	940,977
	Bank of America NA
1,000,000	5.300%, 3/15/2017	1,025,473
	Bank of New York Mellon Corporation
500,000	4.500%, 12/31/2049[k]	490,175
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[e]	1,174,143
	BB&T Corporation
1,220,000	1.395%, 1/15/2020[f]	1,212,643
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,588,110
	Caisse Centrale Desjardins du Quebec
1,760,000	1.417%, 1/29/2018[e,f]	1,757,659
	Citigroup, Inc.
1,475,000	1.431%, 4/8/2019[f]	1,475,844
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,265,316
1,250,000	5.750%, 8/15/2021	1,447,159
	CoBank ACB
1,560,000	1.253%, 6/15/2022[f]	1,490,335
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,400,000	2.500%, 1/19/2021	1,444,558
	Credit Agricole SA
1,350,000	1.480%, 4/15/2019[e,f]	1,353,096
1,450,000	1.628%, 6/10/2020[e,f]	1,445,609
950,000	8.125%, 12/29/2049[e,j,k]	999,875
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[e]	1,635,000
810,000	7.500%, 12/29/2049[e,k]	838,350
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,928,652
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,286,950
	DRB Prime Student Loan Trust
1,783,234	2.388%, 10/27/2031*,f	1,799,552

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Financials (17.9%) - continued
	European Investment Bank
$1,500,000	1.250%, 5/15/2018	$1,510,455
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,199,752
	Goldman Sachs Capital II
826,000	4.000%, 12/29/2049[f,k]	671,125
	Goldman Sachs Group, Inc.
1,525,000	1.726%, 11/15/2018[f]	1,535,827
1,755,000	1.875%, 4/23/2020[f]	1,760,265
1,125,000	2.274%, 11/29/2023[f]	1,126,721
	HCP, Inc.
1,210,000	4.000%, 12/1/2022	1,275,094
	Hospitality Properties Trust
1,600,000	4.250%, 2/15/2021	1,674,493
	HSBC USA, Inc.
1,530,000	0.942%, 6/23/2017[f]	1,525,907
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,511,228
	ING Bank NV
2,250,000	1.598%, 8/17/2020[e,f]	2,243,666
500,000	2.625%, 12/5/2022[e]	519,445
	ING Capital Funding Trust III
715,000	4.231%, 12/29/2049[f,k]	706,062
	ING Groep NV
1,350,000	6.000%, 12/31/2045[j,k]	1,333,125
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[e]	1,429,959
	J.P. Morgan Chase & Company
3,100,000	1.615%, 1/25/2018[f]	3,121,560
1,400,000	2.250%, 1/23/2020	1,427,677
1,250,000	3.875%, 9/10/2024	1,317,119
1,075,000	7.900%, 4/29/2049[k]	1,118,000
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,028,332
	KeyBank NA
2,250,000	1.193%, 6/1/2018[f]	2,245,657
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	731,945
	Lloyds Bank plc
1,985,000	1.175%, 3/16/2018[f]	1,968,711
	Lloyds Banking Group plc
350,000	4.582%, 12/10/2025[e]	357,269
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[e]	2,346,271
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[e]	744,416
	Morgan Stanley
1,755,000	1.874%, 1/27/2020[f]	1,761,748
1,425,000	5.000%, 11/24/2025	1,583,761
1,000,000	5.450%, 12/29/2049[k]	982,500
900,000	5.550%, 12/29/2049[j,k]	911,250
	New York Life Global Funding
550,000	1.550%, 11/2/2018[e]	554,645
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[e]	1,142,558
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,178,528
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,007,799
	Regions Financial Corporation
1,100,000	3.200%, 2/8/2021	1,136,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Financials (17.9%) - continued
	Reliance Standard Life Global Funding II
$1,400,000	2.500%, 4/24/2019[e]	$1,422,736
	Santander UK plc
500,000	5.000%, 11/7/2023[e]	521,250
	Santander UK plc
850,000	3.125%, 1/8/2021	863,582
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,399,745
1,400,000	2.500%, 7/15/2021	1,449,588
	Skandinaviska Enskilda Banken AB
2,500,000	1.375%, 5/29/2018[e]	2,507,055
	SLM Corporation
500,000	4.625%, 9/25/2017	508,750
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[e]	2,029,620
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[e,j]	1,005,132
	State Street Corporation
2,062,000	1.526%, 8/18/2020[f]	2,068,658
	Sumitomo Mitsui Banking Corporation
2,075,000	1.268%, 1/16/2018[f]	2,072,522
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[e]	1,574,973
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	756,627
	Svensk Exportkredit AB
2,500,000	1.015%, 1/23/2017[f]	2,502,183
	Svenska Handelsbanken AB
500,000	1.146%, 6/17/2019[f]	496,595
	Swedbank AB
1,750,000	1.750%, 3/12/2018[e]	1,760,220
	Synchrony Financial
1,175,000	1.867%, 2/3/2020[f]	1,148,276
1,230,000	3.750%, 8/15/2021	1,298,232
	Toronto-Dominion Bank
1,400,000	1.586%, 12/14/2020[f]	1,407,533
	UBS AG
2,000,000	1.340%, 3/26/2018[f]	2,002,966
	USB Group Funding Jersey, Ltd.
1,750,000	2.080%, 9/24/2020[e,f]	1,741,632
	USB Realty Corporation
1,200,000	1.827%, 12/29/2049[e,f,k]	1,026,000
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,529,496
500,000	5.650%, 5/15/2053	482,500
	Wells Fargo & Company
1,760,000	1.432%, 1/30/2020[f]	1,759,064
925,000	3.450%, 2/13/2023	968,919
900,000	4.100%, 6/3/2026	973,189
900,000	5.875%, 12/31/2049[k]	991,125
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[e,j]	2,505,160
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	912,845

	Total	135,758,804

Foreign Government (0.9%)
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[e]	1,006,110
	Costa Rica Government International Bond
1,350,000	4.250%, 1/26/2023[e]	1,312,875

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Foreign Government (0.9%) - continued
	Export-Import Bank of Korea
$1,720,000	2.250%, 1/21/2020	$1,749,366
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[e]	2,786,628
	Poland Government International Bond
125,000	4.000%, 1/22/2024	138,335

	Total	6,993,314

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,570,000	3.000%, 8/1/2031[c]	12,145,975
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
245,777	6.500%, 9/1/2037	288,224
13,670,000	4.000%, 8/1/2045[c]	14,633,842
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,633,640	2.250%, 6/25/2025	1,665,680
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
489,090	6.000%, 8/1/2024	557,858
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
300,909	5.464%, 9/1/2037[f]	316,116
189,493	5.196%, 10/1/2037[f]	189,110
2,242,871	2.066%, 1/1/2043[f]	2,299,147
4,261,013	1.735%, 7/1/2043[f]	4,333,888

	Total	36,429,840

Technology (2.0%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,140,273
	Apple, Inc.
2,450,000	0.934%, 5/6/2019[f]	2,457,085
1,400,000	0.927%, 5/6/2020[f]	1,386,130
	Automatic Data Processing, Inc.
850,000	2.250%, 9/15/2020	886,160
	Cisco Systems, Inc.
1,200,000	1.254%, 2/21/2018[f]	1,207,073
1,905,000	1.173%, 3/1/2019[f]	1,913,146
	Diamond 1 Finance Corporation
865,000	3.480%, 6/1/2019[e]	889,760
	Hewlett Packard Enterprise Company
2,200,000	2.583%, 10/5/2018[e,f]	2,228,851
	Intel Corporation
745,000	3.100%, 7/29/2022	802,363
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,362,688
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	1,017,182

	Total	15,290,711

Transportation (2.0%)
	Air Canada Pass Through Trust
1,164,070	3.875%, 3/15/2023[e]	1,121,873
	American Airlines Pass Through Trust
985,734	5.600%, 7/15/2020[e]	1,026,396
1,198,671	4.950%, 1/15/2023	1,312,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Transportation (2.0%) - continued
$817,436	3.700%, 5/1/2023	$797,000
	British Airways plc
1,369,734	4.625%, 6/20/2024[e]	1,463,904
	Continental Airlines, Inc.
1,704,688	4.150%, 4/11/2024	1,802,707
	Delta Air Lines, Inc.
549,161	4.750%, 5/7/2020	588,289
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[e]	1,438,940
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,250,723
	TTX Company
1,750,000	2.250%, 2/1/2019[e]	1,778,166
650,000	4.125%, 10/1/2023*	700,684
	US Airways Pass Through Trust
871,543	3.950%, 11/15/2025	917,298
	Virgin Australia Holdings, Ltd.
940,433	5.000%, 10/23/2023[e]	973,348

	Total	15,171,873

U.S. Government and Agencies (23.0%)
	Federal Home Loan Mortgage Corporation
750,000	1.250%, 8/1/2019	757,775
3,050,000	1.250%, 10/2/2019	3,082,641
	Federal National Mortgage Association
14,500,000	1.250%, 5/6/2021	14,549,387
	NCUA Guaranteed Notes
1,301,567	0.795%, 12/7/2020[f]	1,298,339
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	17,893,596
690,000	3.000%, 5/15/2042	813,526
1,500,000	3.625%, 2/15/2044	1,972,208
	U.S. Treasury Bonds, TIPS
17,422,450	0.125%, 4/15/2019	17,686,278
6,569,225	0.625%, 1/15/2026	6,941,056
8,107,920	1.000%, 2/15/2046	9,090,267
	U.S. Treasury Notes
34,000,000	0.875%, 11/15/2017	34,103,598
23,500,000	0.875%, 3/31/2018	23,580,793
3,350,000	1.500%, 10/31/2019	3,422,367
18,225,000	1.875%, 6/30/2020	18,890,632
11,050,000	2.125%, 6/30/2022	11,651,275
2,570,000	1.625%, 8/15/2022	2,635,856
	U.S. Treasury Notes, TIPS
5,201,900	0.125%, 1/15/2023	5,271,257

	Total	173,640,851

Utilities (2.5%)
	Ameren Corporation
1,100,000	2.700%, 11/15/2020	1,143,819
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	501,560
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,285,766
	DTE Energy Company
570,000	2.400%, 12/1/2019	585,465
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[e,k]	975,000
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,273,306
1,250,000	1.450%, 5/1/2018	1,251,798

Principal Amount	Long-Term Fixed Income (96.1%)	Value

Utilities (2.5%) - continued
	Exelon Corporation
$1,350,000	2.850%, 6/15/2020	$1,402,888
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,156,743
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	179,885
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	852,593
	NextEra Energy Capital Holdings, Inc.
850,000	2.300%, 4/1/2019	865,001
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,532,700
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,108,123
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,762,985
1,420,000	2.400%, 3/15/2020	1,449,936
	Southern California Edison Company
845,000	2.400%, 2/1/2022	872,334

	Total	19,199,902

	Total Long-Term Fixed Income (cost $720,657,174)	726,715,932

Shares	Preferred Stock (0.5%)	Value

Financials (0.3%)
54,000	Citigroup, Inc., 7.008%[f]	1,414,260
7,350	Farm Credit Bank of Texas, 6.750%[k]	793,800

	Total	2,208,060

Utilities (0.2%)
44,000	Southern California Edison Company Trust IV, 5.375%[k]	1,304,600

	Total	1,304,600

	Total Preferred Stock (cost $3,325,400)	3,512,660

Shares	Common Stock (<0.1%)	Value

Energy (<0.1%)
597	Vantage Drilling International[l]	51,939

	Total	51,939

	Total Common Stock (cost $53,730)	51,939

Shares	Collateral Held for Securities Loaned (0.8%)	Value

5,940,250	Thrivent Cash Management Trust	5,940,250

	Total Collateral Held for Securities Loaned (cost $5,940,250)	5,940,250

Shares or Principal Amount	Short-Term Investments (4.7%)[m]	Value

	Federal Home Loan Bank Discount Notes
1,770,000	0.316%, 8/12/2016	1,769,871
3,100,000	0.379%, 9/7/2016[n]	3,099,200
1,700,000	0.390%, 9/14/2016	1,699,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.7%)[m]	Value

2,921,675	Thrivent Core Short-Term Reserve Fund 0.620%	$29,216,750

	Total Short-Term Investments (cost $35,784,427)	35,785,299

	Total Investments (cost $782,213,890) 104.1%	$787,370,857

	Other Assets and Liabilities, Net (4.1%)	(30,678,050)

	Total Net Assets 100.0%	$756,692,807

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2016, the value of these investments was $139,820,458 or 18.5% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2016.
h	Defaulted security. Interest is not being accrued.
i	All or a portion of the security is insured or guaranteed.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of July 29, 2016 was $69,784,097 or 9.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 29, 2016.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	1,514,200
Betony CLO, Ltd., 4/15/2027	2/25/2015	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000

Security	Acquisition Date	Cost
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	$3,046,920
Carlyle Global Market Strategies
CLO, Ltd., 7/20/2023	7/3/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,000,000
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	876,995
DRB Prime Student Loan Trust, 10/27/2031	9/23/2015	1,783,233
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,340,210
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	1,723,352
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	2,997,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,862,201
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,880,739
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	1,999,644
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	447,496
Symphony CLO VIII, Ltd., 1/9/2023	9/15/2014	2,841,231
TTX Company, 10/1/2023	9/19/2013	649,993
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	476,813

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Fund as of July 29, 2016:

Securities Lending Transactions

Taxable Debt Security	$5,802,345

Total lending	$5,802,345
Gross amount payable upon return of collateral for securities loaned	$5,940,250

Net amounts due to counterparty	$137,905

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,428,995
Gross unrealized depreciation	(7,272,028)

Net unrealized appreciation (depreciation)	$5,156,967
Cost for federal income tax purposes	$782,213,890

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Limited Maturity Bond Fund's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	296,529	–	296,529	–
Capital Goods	2,032,390	–	2,032,390	–
Communications Services	4,150,372	–	4,150,372	–
Consumer Cyclical	4,352,129	–	4,352,129	–
Consumer Non-Cyclical	944,970	–	944,970	–
Energy	479,725	–	479,725	–
Financials	965,798	–	965,798	–
Technology	1,341,814	–	1,341,814	–
Utilities	801,050	–	801,050	–
Long-Term Fixed Income
Asset-Backed Securities	103,687,216	–	100,505,717	3,181,499
Basic Materials	3,720,824	–	3,720,824	–
Capital Goods	3,433,912	–	3,433,912	–
Collateralized Mortgage Obligations	71,384,237	–	71,384,237	–
Commercial Mortgage-Backed Securities	35,221,788	–	35,221,788	–
Communications Services	22,717,382	–	22,717,382	–
Consumer Cyclical	12,323,068	–	12,323,068	–
Consumer Non-Cyclical	46,124,027	–	46,124,027	–
Energy	25,618,183	–	25,618,183	–
Financials	135,758,804	–	135,758,804	–
Foreign Government	6,993,314	–	6,993,314	–
Mortgage-Backed Securities	36,429,840	–	36,429,840	–
Technology	15,290,711	–	15,290,711	–
Transportation	15,171,873	–	15,171,873	–
U.S. Government and Agencies	173,640,851	–	173,640,851	–
Utilities	19,199,902	–	19,199,902	–
Preferred Stock
Financials	2,208,060	1,414,260	793,800	–
Utilities	1,304,600	1,304,600	–	–
Common Stock
Energy	51,939	51,939	–	–
Short-Term Investments	6,568,549	–	6,568,549	–

Subtotal Investments in Securities	$752,213,857	$2,770,799	$746,261,559	$3,181,499

Other Investments*	Total
Short-Term Investments	29,216,750
Collateral Held for Securities Loaned	5,940,250

Subtotal Other Investments	$35,157,000

Total Investments at Value	$787,370,857

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	623,389	623,389	–	–

Total Asset Derivatives	$623,389	$623,389	$–	$–

Liability Derivatives
Futures Contracts	3,234,189	3,234,189	–	–

Total Liability Derivatives	$3,234,189	$3,234,189	$–	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Limited Maturity Bond Fund's futures contracts held as of July 29, 2016. Investments and/or cash totaling $999,742 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(355)	September 2016	($46,237,458)	($47,231,643)	($994,185)
CBOT 2-Yr. U.S. Treasury Note	548	September 2016	119,388,612	120,012,001	623,389
CBOT 5-Yr. U.S. Treasury Note	(340)	September 2016	(40,780,351)	(41,485,314)	(704,963)
CBOT U.S. Long Bond	(112)	September 2016	(18,264,387)	(19,537,000)	(1,272,613)
CME Ultra Long Term U.S. Treasury Bond	(16)	September 2016	(2,786,072)	(3,048,500)	(262,428)
Total Futures Contracts					($2,610,800)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2015	Gross Purchases	Gross Sales	Shares Held at July 29, 2016	Value July 29, 2016	Income Earned November 1, 2015 - July 29, 2016
Cash Management Trust-Collateral Investment	$4,701,470	$53,494,720	$52,255,940	5,940,250	$5,940,250	$19,592
Cash Management Trust-Short Term Investment	35,527,966	108,735,339	144,263,305	–	–	51,490
Core Short-Term Reserve	—	74,867,577	45,650,827	2,921,675	29,216,750	44,034
Total Value and Income Earned	$40,229,436				$35,157,000	$115,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

MONEY MARKET FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Principal Amount	U.S. Government Agency Debt (90.6%)[a]	Value

	Federal Agricultural Mortgage Corporation
$3,000,000	0.320%, 8/1/2016	$2,999,947
7,925,000	0.490%, 8/15/2016	7,923,274
2,150,000	0.450%, 9/28/2016	2,149,537
4,250,000	0.715%, 1/25/2017[b]	4,250,000
4,280,000	0.580%, 3/7/2017[b]	4,280,000
	Federal Farm Credit Bank
4,330,000	0.450%, 10/21/2016[b]	4,330,693
2,220,000	0.503%, 3/13/2017[b]	2,219,034
370,000	0.532%, 4/17/2017[b]	369,921
3,700,000	0.534%, 8/10/2017[b]	3,698,097
	Federal Home Loan Bank
2,500,000	0.300%, 8/1/2016	2,499,958
1,700,000	0.300%, 8/2/2016	1,699,958
6,590,000	0.325%, 8/3/2016	6,589,762
700,000	0.310%, 8/4/2016	699,970
5,470,000	0.301%, 8/5/2016	5,469,726
4,100,000	0.384%, 8/8/2016	4,099,574
4,350,000	0.400%, 8/10/2016	4,349,468
5,700,000	0.320%, 8/11/2016	5,699,392
15,285,000	0.353%, 8/12/2016	15,283,051
2,596,000	0.300%, 8/16/2016	2,595,632
4,600,000	0.376%, 8/17/2016	4,599,136
4,110,000	0.427%, 8/17/2016[b]	4,110,000
8,300,000	0.488%, 8/17/2016[b]	8,299,923
6,060,000	0.315%, 8/19/2016	6,058,939
4,330,000	0.330%, 8/22/2016	4,329,087
5,860,000	0.410%, 8/24/2016	5,858,331
4,150,000	0.448%, 8/25/2016[b]	4,150,000
8,295,000	0.316%, 8/26/2016	8,293,035
4,330,000	0.315%, 8/29/2016	4,328,863
1,100,000	0.320%, 8/30/2016	1,099,697
4,490,000	0.336%, 8/31/2016	4,488,657
2,130,000	0.497%, 9/1/2016[b]	2,130,000
2,175,000	0.405%, 9/2/2016[b]	2,175,000
8,790,000	0.489%, 9/2/2016	8,785,938
9,290,000	0.396%, 9/7/2016	9,286,015
4,070,000	0.344%, 9/9/2016	4,068,406
2,220,000	2.000%, 9/9/2016	2,223,575
4,420,000	0.380%, 9/14/2016	4,417,854
7,085,000	0.368%, 9/16/2016	7,081,525
4,645,000	0.346%, 9/19/2016	4,642,727
8,690,000	0.387%, 9/21/2016	8,685,044
1,950,000	0.350%, 9/26/2016	1,948,900
2,960,000	0.500%, 9/28/2016	2,960,298
2,100,000	0.350%, 9/29/2016	2,098,755
4,330,000	0.350%, 10/3/2016	4,327,264
3,960,000	0.360%, 10/5/2016	3,957,347
3,590,000	0.370%, 10/7/2016	3,587,454
4,000,000	0.370%, 10/11/2016	3,996,999
11,250,000	0.553%, 10/13/2016[b]	11,249,759
4,300,000	0.350%, 10/14/2016	4,296,823
4,330,000	0.370%, 10/19/2016	4,326,395
4,280,000	0.375%, 10/21/2016	4,276,299
3,000,000	0.360%, 10/26/2016	2,997,360
4,220,000	0.628%, 1/19/2017[b]	4,219,782
3,720,000	0.580%, 1/26/2017[b]	3,720,000
3,700,000	0.556%, 3/30/2017[b]	3,700,000
3,700,000	0.481%, 5/16/2017[b]	3,699,173
3,700,000	0.629%, 8/23/2017[b]	3,699,803
	Federal Home Loan Mortgage Corporation
300,000	0.335%, 8/19/2016	299,944
4,120,000	0.443%, 8/24/2016[b]	4,120,000
4,350,000	2.000%, 8/25/2016	4,355,094

Principal Amount	U.S. Government Agency Debt (90.6%)[a]	Value

$4,130,000	0.430%, 9/2/2016[b]	$4,130,000
3,750,000	0.615%, 7/21/2017[b]	3,749,624
	Federal National Mortgage Association
5,475,000	0.502%, 8/12/2016[b]	5,475,082
2,000,000	0.502%, 8/16/2016[b]	2,000,014
4,130,000	0.510%, 8/26/2016[b]	4,130,246
4,706,000	0.625%, 8/26/2016	4,706,895
2,920,000	0.360%, 9/1/2016	2,919,036
1,939,000	5.250%, 9/15/2016	1,950,618
6,429,000	1.250%, 9/28/2016	6,437,636
3,738,000	1.375%, 11/15/2016	3,747,369
4,260,000	0.597%, 12/20/2017[b]	4,260,000
4,310,000	0.635%, 1/11/2018[b]	4,310,000
	Overseas Private Investment Corporation
2,807,025	0.410%, 8/3/2016[b]	2,807,025
6,036,842	0.410%, 8/3/2016[b]	6,036,842
2,200,000	0.410%, 8/5/2016[b]	2,200,000
7,070,175	0.410%, 8/5/2016[b]	7,070,176
5,865,480	0.410%, 8/5/2016[b]	5,865,480
6,000,000	0.410%, 8/5/2016[b]	6,000,000
7,700,000	0.410%, 8/5/2016[b]	7,700,000
4,855,000	0.410%, 8/5/2016[b]	4,855,000
4,510,000	0.430%, 8/5/2016[b]	4,510,000
7,011,120	0.360%, 8/12/2016[b]	7,011,120
7,450,000	0.870%, 11/18/2016	7,495,202
938,829	0.990%, 11/21/2016	944,419
7,400,000	1.010%, 3/17/2017	7,400,000
4,350,000	0.760%, 3/30/2017	4,358,068

	Total	390,226,047

Principal Amount	U.S. Treasury Debt (8.7%)[a]	Value

	U.S. Treasury Bills
7,305,000	0.340%, 8/18/2016	7,303,647
	U.S. Treasury Notes
3,000,000	0.500%, 7/31/2016	3,000,005
2,220,000	0.500%, 8/31/2016	2,220,096
7,400,000	0.373%, 10/31/2016[b]	7,400,152
4,300,000	0.404%, 1/31/2017[b]	4,300,970
8,700,000	0.397%, 7/31/2017[b]	8,698,409
4,350,000	0.592%, 1/31/2018[b]	4,357,355

	Total	37,280,634

	Total Investments (at amortized cost) 99.3%	$427,506,681

	Other Assets and Liabilities, Net 0.7%	3,213,002

	Total Net Assets 100.0%	$430,719,683

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.

Cost for federal income tax purposes	$427,506,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

MONEY MARKET FUND

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

U.S. Government Agency Debt	390,226,047	–	390,226,047	–
U.S. Treasury Debt	37,280,634	–	37,280,634	–

Total	$427,506,681	$–	$427,506,681	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

NOTES TO SCHEDULE OF INVESTMENTS

as of July 29, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds' securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging

197

NOTES TO SCHEDULE OF INVESTMENTS

as of July 29, 2016

(unaudited)

(attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to

198

NOTES TO SCHEDULE OF INVESTMENTS

as of July 29, 2016

(unaudited)

the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is

199

NOTES TO SCHEDULE OF INVESTMENTS

as of July 29, 2016

(unaudited)

contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

200

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 23, 2016	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 23, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: September 23, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer